Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 58.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	564,617	$ 11,224,584
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	787,600	9,411,823
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,030,153	11,496,506
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	345,105	5,014,376
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	309,678	4,744,261
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	408,688	4,413,835
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	372,977	22,483,022
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	179,048	2,121,724
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	594,627	6,957,138
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	1,007,487	20,381,462
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	58,840	969,086
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	382,702	9,498,666
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,177,345	17,012,639
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	395,051	3,018,192
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	467,363	9,365,964
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	491,772	15,008,871
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	587,414	13,945,217
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	278,182	5,427,338
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	860,495	26,124,623
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,034,953	41,998,383
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,239,443	23,698,151
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	1,215,363	19,603,798
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	430,729	6,857,205
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	331,963	5,055,800
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	261,980	3,633,658
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	246,959	12,772,735
Total Domestic Equity Investment Companies (cost $294,021,910)		312,239,057
International Equity Investment Companies — 23.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	3,002,432	30,534,731
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	279,359	$ 5,210,047
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	166,429	3,533,286
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	1,033,845	19,394,935
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,366,777	22,483,478
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	666,254	7,015,651
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,529,126	16,239,317
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	470,176	7,936,579
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	999,154	13,598,491
Total International Equity Investment Companies (cost $110,595,443)		125,946,515
Domestic Fixed Income Investment Companies — 17.7%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	570,537	4,963,670
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,078,173	21,155,797
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	871,709	10,312,323
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	995,733	9,568,992
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	308,584	3,159,903
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,061,669	13,929,096
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,951,863	24,382,387
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	136,487	1,463,144
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,019,131	5,350,435
Total Domestic Fixed Income Investment Companies (cost $96,239,759)		94,285,747
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,153,434)	126,291	1,194,716
TOTAL INVESTMENTS (cost $502,010,546)	100.1%	533,666,035
Other assets less liabilities	(0.1)	(276,975)
NET ASSETS	100.0%	$533,389,060
#	The Seasons Series Trust SA Allocation Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 4.

Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$533,666,035	$—	$—	$533,666,035
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 57.6%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	842,559	$ 7,330,266
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,340,190	34,003,135
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,387,561	16,414,848
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,566,272	15,051,872
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	617,160	6,319,715
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,592,594	20,894,830
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,660,647	38,496,948
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	227,760	2,441,582
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,563,013	8,205,820
Total Domestic Fixed Income Investment Companies (cost $156,228,530)		149,159,016
Domestic Equity Investment Companies — 31.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	146,085	2,904,180
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	213,751	2,554,320
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	251,800	2,810,094
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	84,586	1,229,035
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	76,277	1,168,568
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	119,060	1,285,844
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	82,454	4,970,306
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	84,489	1,001,193
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	190,544	2,229,360
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	244,632	4,948,912
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	20,122	331,406
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	106,267	2,637,550
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	260,281	3,761,064
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	59,697	456,082
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	137,913	2,763,779
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	122,129	3,727,392
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	123,714	2,936,969
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	64,466	1,257,722
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	223,263	$ 6,778,276
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	269,237	10,925,639
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	366,951	7,016,108
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	321,647	5,188,163
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	153,864	2,449,510
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	101,795	1,550,335
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	63,223	876,910
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	62,957	3,256,131
Total Domestic Equity Investment Companies (cost $75,503,003)		81,014,848
International Equity Investment Companies — 10.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	708,537	7,205,824
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	35,532	662,665
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	29,957	635,991
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	216,675	4,064,818
SunAmerica Series Trust SA International Index Portfolio, Class 1	289,741	4,766,236
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	103,284	1,087,586
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	338,837	3,598,448
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	155,120	2,618,424
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	259,092	3,526,236
Total International Equity Investment Companies (cost $24,704,453)		28,166,228
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $632,385)	69,225	654,867
TOTAL INVESTMENTS (cost $257,068,371)	100.1%	258,994,959
Other assets less liabilities	(0.1)	(176,106)
NET ASSETS	100.0%	$258,818,853
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 3.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$258,994,959	$—	$—	$258,994,959
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 42.6%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	746,274	$ 6,492,586
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,960,358	30,136,440
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,247,159	14,753,895
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,398,349	13,438,136
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	471,110	4,824,163
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,384,303	18,162,050
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,112,022	33,965,305
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	254,560	2,728,884
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,359,946	7,139,716
Total Domestic Fixed Income Investment Companies (cost $138,014,984)		131,641,175
Domestic Equity Investment Companies — 42.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	256,244	5,094,139
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	285,258	3,408,831
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	419,715	4,684,019
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	120,510	1,751,006
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	134,633	2,062,577
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	214,092	2,312,196
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	157,670	9,504,377
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	122,203	1,448,107
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	269,548	3,153,708
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	415,776	8,411,140
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	19,177	315,850
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	189,389	4,700,632
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	479,537	6,929,310
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	148,280	1,132,859
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	219,263	4,394,032
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	215,079	6,564,199
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	226,094	5,367,478
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	123,331	2,406,196
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	357,692	$ 10,859,522
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	397,696	16,138,515
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	489,992	9,368,647
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	506,922	8,176,652
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	245,229	3,904,049
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	161,470	2,459,181
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	82,978	1,150,899
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	104,734	5,416,830
Total Domestic Equity Investment Companies (cost $122,507,477)		131,114,951
International Equity Investment Companies — 14.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,042,312	10,600,307
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	62,481	1,165,260
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	35,663	757,133
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	347,248	6,514,363
SunAmerica Series Trust SA International Index Portfolio, Class 1	526,491	8,660,774
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	202,303	2,130,254
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	543,060	5,767,298
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	225,962	3,814,243
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	452,605	6,159,959
Total International Equity Investment Companies (cost $40,425,716)		45,569,591
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $737,088)	80,685	763,285
TOTAL INVESTMENTS (cost $301,685,265)	100.1%	309,089,002
Other assets less liabilities	(0.1)	(194,326)
NET ASSETS	100.0%	$308,894,676
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 4.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$309,089,002	$—	$—	$309,089,002
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 48.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	477,618	$ 9,495,050
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	612,722	7,322,033
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	895,909	9,998,349
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	266,802	3,876,627
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	268,310	4,110,508
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	313,493	3,385,726
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	332,119	20,020,111
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	212,774	2,521,368
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	539,629	6,313,660
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	794,197	16,066,609
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	117,529	1,935,699
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	340,124	8,441,884
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	940,730	13,593,551
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	305,918	2,337,214
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	397,585	7,967,606
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	429,879	13,119,896
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	491,593	11,670,413
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	241,346	4,708,666
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	718,756	21,821,444
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	840,766	34,118,271
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,050,693	20,089,240
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	976,710	15,754,332
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	435,694	6,936,241
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	281,515	4,287,478
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	221,321	3,069,718
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	210,772	10,901,143
Total Domestic Equity Investment Companies (cost $244,667,644)		263,862,837
Domestic Fixed Income Investment Companies — 32.6%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	1,033,714	8,993,309
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,953,737	$ 40,249,046
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,648,365	19,500,162
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,878,044	18,048,000
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	627,292	6,423,465
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,865,923	24,480,914
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	5,703,150	47,108,021
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	286,924	3,075,824
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,811,635	9,511,086
Total Domestic Fixed Income Investment Companies (cost $186,996,256)		177,389,827
International Equity Investment Companies — 18.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,413,921	24,549,579
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	197,116	3,676,218
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	66,572	1,413,314
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	815,055	15,290,428
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,112,828	18,306,026
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	530,206	5,583,065
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,233,497	13,099,739
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	436,407	7,366,545
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	909,402	12,376,961
Total International Equity Investment Companies (cost $88,083,132)		101,661,875
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,262,630)	138,247	1,307,818
TOTAL INVESTMENTS (cost $521,009,662)	100.1%	544,222,357
Other assets less liabilities	(0.1)	(274,443)
NET ASSETS	100.0%	$543,947,914
#	The Seasons Series Trust SA Allocation Moderately Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 4.

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$544,222,357	$—	$—	$544,222,357
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 12.7%
Airlines — 0.1%
Southwest Airlines Co.
4.38%, 11/15/2028	$ 765,000	$ 766,601
Banks — 2.3%
Citibank, N.A.
4.88%, 11/19/2027	2,300,000	2,316,569
Citigroup, Inc.
5.83%, 02/13/2035	655,000	680,682
Goldman Sachs Group, Inc.
4.94%, 10/21/2036	940,000	933,158
JPMorgan Chase & Co.
5.00%, 07/22/2030	1,500,000	1,539,954
5.30%, 07/24/2029	710,000	731,691
Morgan Stanley
4.89%, 10/22/2036	330,000	327,079
4.99%, 04/12/2029	676,000	689,389
Royal Bank of Canada
4.70%, 08/06/2031	553,000	560,110
Toronto-Dominion Bank
4.11%, 10/13/2028	1,655,000	1,659,029
Wells Fargo & Co.
3.90%, 03/15/2026(1)	1,640,000	1,634,898
4.97%, 04/23/2029	1,025,000	1,044,080
5.61%, 04/23/2036	170,000	178,179
6.30%, 10/23/2029	250,000	264,148
		12,558,966
Biotechnology — 0.6%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,149,029
Royalty Pharma PLC
4.45%, 03/25/2031	1,864,000	1,858,662
		3,007,691
Computers — 0.4%
Apple, Inc.
4.20%, 05/12/2030	1,475,000	1,492,149
Dell International LLC / EMC Corp.
4.15%, 02/15/2029	865,000	864,062
		2,356,211
Diversified Financial Services — 1.2%
Atlas Warehouse Lending Co. LP
4.95%, 11/15/2030*	525,000	526,745
6.25%, 01/15/2030*	1,060,000	1,115,990
Capital One Financial Corp.
2.36%, 07/29/2032	1,285,000	1,124,838
7.62%, 10/30/2031	1,620,000	1,830,836
Charles Schwab Corp.
4.00%, 06/01/2026(1)	1,670,000	1,659,795
		6,258,204
Electric — 2.0%
Black Hills Corp.
4.55%, 01/31/2031	2,088,000	2,088,415
Consumers Energy Co.
4.50%, 01/15/2031	1,853,000	1,873,416
Duke Energy Florida LLC
4.20%, 12/01/2030	567,000	567,199
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	1,320,000	1,340,166
Jersey Central Power & Light Co.
4.40%, 01/15/2031*	1,492,000	1,486,600
Security Description	Shares or Principal Amount	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
4.30%, 05/15/2028	$ 2,175,000	$ 2,192,220
Wisconsin Electric Power Co.
4.15%, 10/15/2030	1,112,000	1,110,536
		10,658,552
Healthcare-Services — 0.6%
HCA, Inc.
5.25%, 03/01/2030	1,310,000	1,352,348
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,790,960
		3,143,308
Insurance — 0.8%
CNO Global Funding
4.70%, 12/11/2030*	1,990,000	1,992,553
Fortitude Global Funding
4.63%, 10/06/2028*	902,000	902,178
GA Global Funding Trust
4.40%, 09/23/2027*	1,395,000	1,400,178
		4,294,909
Internet — 0.4%
Amazon.com, Inc.
4.65%, 11/20/2035	1,096,000	1,091,568
Meta Platforms, Inc.
4.60%, 11/15/2032	1,140,000	1,149,164
		2,240,732
Investment Companies — 0.4%
HPS Corp. Lending Fund
4.90%, 09/11/2028*	685,000	681,450
North Haven Private Income Fund LLC
5.13%, 09/25/2028*	1,317,000	1,314,568
		1,996,018
Lodging — 0.0%
Hyatt Hotels Corp.
5.75%, 03/30/2032	262,000	274,494
Miscellaneous Manufacturing — 0.1%
Textron, Inc.
4.95%, 03/15/2036	364,000	361,322
Oil & Gas — 0.4%
EOG Resources, Inc.
4.40%, 01/15/2031	1,532,000	1,537,960
Shell Finance US, Inc.
4.13%, 11/06/2030	576,000	575,925
		2,113,885
Pharmaceuticals — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,170,808
CVS Health Corp.
5.13%, 02/21/2030	1,325,000	1,361,257
5.25%, 02/21/2033	805,000	828,813
		3,360,878
Pipelines — 0.3%
Targa Resources Corp.
4.35%, 01/15/2029	961,000	963,669
Western Midstream Operating LP
4.80%, 03/01/2031	567,000	566,761
		1,530,430

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS — 0.8%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	$ 1,380,000	$ 1,384,159
Highwoods Realty LP
3.88%, 03/01/2027	1,410,000	1,400,158
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,620,000	1,609,189
		4,393,506
Retail — 0.5%
Lowe's Cos, Inc.
4.25%, 03/15/2031	2,793,000	2,781,309
Savings & Loans — 0.3%
Nationwide Building Society
4.35%, 09/30/2030*	1,415,000	1,415,531
Semiconductors — 0.2%
Intel Corp.
2.45%, 11/15/2029	1,070,000	998,511
Software — 0.4%
Oracle Corp.
4.45%, 09/26/2030	1,360,000	1,330,537
Synopsys, Inc.
4.85%, 04/01/2030	790,000	806,869
		2,137,406
Telecommunications — 0.3%
Sprint Capital Corp.
6.88%, 11/15/2028	1,280,000	1,373,605
Total Corporate Bonds & Notes (cost $67,486,563)		68,022,069
ASSET BACKED SECURITIES — 3.6%
Home Equity — 0.9%
EFMT
Series 2025-CES1, Class A1B 5.88%, 01/25/2060*(2)	1,393,752	1,410,263
RCKT Mtg. Trust VRS
Series 2024-CES3, Class A1A 6.59%, 05/25/2044*(3)	428,949	435,320
Santander Mtg. Asset Receivable Trust
Series 2025-CES1, Class A1A 5.04%, 09/25/2055*(2)	2,320,505	2,321,750
Towd Point Mtg. Trust VRS
Series 2024-CES3, Class A1 6.29%, 05/25/2064*(3)	585,069	591,941
		4,759,274
Other Asset Backed Securities — 2.7%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,374,875
Cedar Funding VIII CLO, Ltd. FRS
Series 2017-8A, Class ARR 5.10%, (TSFR3M+1.22%), 01/17/2038*	2,225,000	2,222,330
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	2,137,640
Elmwood CLO 39, Ltd. FRS
Series 2025-2A, Class A1 5.02%, (TSFR3M+1.14%), 04/17/2038*	2,775,000	2,767,316
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Palmer Square CLO, Ltd. FRS
Series 2024-4A, Class A2 5.40%, (TSFR3M+1.50%), 01/15/2038*	$ 775,000	$ 775,565
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,172,044
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	190,320	188,685
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	572,843	559,178
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	733,590	749,020
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	827,409
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,449,332	1,478,225
		14,252,287
Total Asset Backed Securities (cost $18,838,911)		19,011,561
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Commercial and Residential — 10.8%
BANK VRS
Series 2020-BN29, Class XA 1.30%, 11/15/2053(3)(4)	6,847,481	346,807
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	2,032,000	2,120,777
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,148,533
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	560,006
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(3)	1,886,000	1,991,585
BFLD Trust VRS
Series 2025-FPM, Class A 5.01%, 10/10/2030*(3)	2,240,000	2,265,413
Bravo Residential Funding Trust
Series 2025-NQM9, Class A3 5.55%, 09/25/2065*(2)	1,786,542	1,797,204
Series 2025-NQM3, Class A1 5.57%, 03/25/2065*(2)	696,595	702,515
Chase Home Lending Mtg. Trust VRS
Series 2024-9, Class A4 5.50%, 09/25/2055*(3)	900,407	901,327
Series 2024-9, Class A6 5.50%, 09/25/2055*(3)	268,638	268,287
Series 2025-9, Class A4A 5.50%, 06/25/2056*(3)	2,351,615	2,367,299
Series 2025-10, Class A4A 5.50%, 07/25/2056*(3)	1,729,824	1,743,807
Series 2024-2, Class A4A 6.00%, 02/25/2055*(3)	464,766	470,056
Series 2024-10, Class A4 6.00%, 10/25/2055*(3)	938,846	949,956

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2024-CMI1, Class A11 5.50%, 06/25/2054*(3)	$ 1,450,600	$ 1,455,881
Cross Mtg. Trust
Series 2025-H5, Class A2 5.76%, 07/25/2070*(2)	2,022,898	2,039,860
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,926,651
GCAT Trust VRS
Series 2024-INV3, Class A6 5.50%, 09/25/2054*(3)	754,375	759,551
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,536,596
JPMorgan Mtg. Trust
Series 2025-7MPR, Class A1D 5.32%, 02/25/2056*(2)	1,287,225	1,288,373
Series 2025-NQM3, Class A1B 5.50%, 11/25/2065*(2)	2,444,646	2,461,318
JPMorgan Mtg. Trust VRS
Series 2024-9, Class A6 5.50%, 02/25/2055*(3)	434,887	434,548
Series 2024-10, Class A4 5.50%, 03/25/2055*(3)	913,164	916,842
Series 2024-10, Class A6 5.50%, 03/25/2055*(3)	557,006	557,641
Series 2024-6, Class A6 6.00%, 12/25/2054*(3)	291,161	291,180
Series 2024-11, Class A4 6.00%, 04/25/2055*(3)	1,469,433	1,481,492
Series 2024-INV1, Class A4 6.00%, 04/25/2055*(3)	943,247	957,374
OBX Trust
Series 2025-NQM15, Class A1B 5.14%, 07/27/2065*(2)	2,068,507	2,074,183
OBX Trust VRS
Series 2024-J1, Class A5 5.50%, 09/25/2054*(3)	536,389	538,023
PMT Loan Trust VRS
Series 2025-J2, Class A9 5.50%, 08/25/2056*(3)	2,653,653	2,671,575
Series 2025-J3, Class A8 5.50%, 11/27/2056*(3)	1,397,492	1,405,392
PRKCM Trust VRS
Series 2025-AFC1, Class A1 5.10%, 10/25/2060*(3)	2,436,977	2,440,636
Provident Funding Mtg. Trust VRS
Series 2024-1, Class A3 5.50%, 12/25/2054*(3)	1,715,149	1,724,039
Rate Mtg. Trust VRS
Series 2024-J3, Class A8 5.50%, 10/25/2054*(3)	298,460	298,855
Sequoia Mtg. Trust VRS
Series 2025-11, Class A5 5.00%, 11/25/2055*(3)	2,580,542	2,576,742
Series 2024-9, Class A5 5.50%, 10/25/2054*(3)	741,008	743,901
Series 2024-10, Class A11 5.50%, 11/25/2054*(3)	544,432	544,850
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2024-10, Class A5 5.50%, 11/25/2054*(3)	$ 549,437	$ 551,797
Series 2025-6, Class A5 5.50%, 07/25/2055*(3)	1,384,294	1,395,001
Series 2025-8, Class A4 5.50%, 09/25/2055*(3)	1,383,000	1,390,729
Series 2024-6, Class A11 6.00%, 07/27/2054*(3)	278,156	279,493
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(3)	271,724	266,164
Verus Securitization Trust
Series 2025-7, Class A1B 5.13%, 08/25/2070*(2)	3,090,043	3,097,346
Total Collateralized Mortgage Obligations (cost $57,986,162)		57,739,605
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.6%
U.S. Government — 52.6%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(5)	3,970,991	2,098,213
0.25%, 02/15/2050(5)	6,837,132	3,933,510
0.63%, 02/15/2043(5)	9,671,963	7,194,615
0.75%, 02/15/2042 to 02/15/2045(5)	23,124,274	17,249,457
0.88%, 02/15/2047(5)	13,561,681	9,773,958
1.00%, 02/15/2046 to 02/15/2049(5)	26,998,349	19,929,213
1.38%, 02/15/2044(5)	2,793,960	2,338,419
1.50%, 02/15/2053(5)	4,435,925	3,457,436
2.13%, 02/15/2041(5)	12,414,112	12,149,082
United States Treasury Notes TIPS
0.13%, 07/15/2030 to 07/15/2031(5)	42,595,403	39,771,884
0.13%, 01/15/2032(5)(6)(7)	7,904,452	7,222,168
0.25%, 07/15/2029(5)(6)(7)	22,147,068	21,336,223
0.63%, 07/15/2032(5)	20,450,220	19,184,236
0.75%, 07/15/2028(5)	6,485,200	6,407,487
0.88%, 01/15/2029(5)	10,315,280	10,154,777
1.13%, 01/15/2033(5)	12,307,180	11,808,249
1.38%, 07/15/2033(5)	19,456,981	18,963,982
1.63%, 10/15/2029 to 04/15/2030(5)	3,603,575	3,631,392
1.75%, 01/15/2034(5)	1,429,880	1,421,681
1.88%, 07/15/2034 to 07/15/2035(5)	49,331,510	49,444,431
2.13%, 04/15/2029 to 01/15/2035(5)	10,360,628	10,575,933
2.38%, 10/15/2028(5)	2,657,400	2,736,469
		280,782,815
U.S. Government Agency — 5.0%
Federal Home Loan Mtg. Corp.
4.00%, 11/01/2052	3,069,574	2,943,560
5.00%, 06/01/2053	3,143,045	3,135,423
5.50%, 10/01/2054	3,531,028	3,587,918
6.00%, 11/01/2053	2,124,137	2,197,455
Federal National Mtg. Assoc.
6.00%, 01/01/2053	2,234,141	2,305,984
Government National Mtg. Assoc.
4.00%, 04/20/2054	5,764,676	5,473,074
5.00%, 08/20/2053	7,383,542	7,396,079
		27,039,493
Total U.S. Government & Agency Obligations (cost $342,317,281)		307,822,308

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 10.6%
Sovereign — 10.6%
Commonwealth of Australia
1.00%, 12/21/2030	AUD	5,000,000	$ 2,849,151
1.00%, 11/21/2031	AUD	7,000,000	3,854,040
1.50%, 06/21/2031	AUD	6,000,000	3,452,736
1.75%, 11/21/2032	AUD	5,400,000	3,019,784
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*		$ 816,000	831,169
Government of New Zealand
1.50%, 05/15/2031	NZD	10,300,000	5,246,123
2.00%, 05/15/2032	NZD	10,300,000	5,250,178
3.50%, 04/14/2033	NZD	4,870,000	2,685,310
4.50%, 05/15/2035	NZD	8,800,000	5,101,963
United Kingdom Treasury Gilt
4.38%, 03/07/2030	GBP	12,750,000	17,477,334
4.50%, 03/07/2035	GBP	900,000	1,215,186
United Kingdom Treasury Gilt TIPS
0.13%, 03/22/2026(5)	GBP	4,101,318	5,472,443
Total Foreign Government Obligations (cost $56,697,572)			56,455,417
MUNICIPAL SECURITIES — 0.3%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,511,828)		1,570,000	1,519,523
Total Long-Term Investment Securities (cost $544,838,317)			510,570,483
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(8) (cost $14,553,084)		14,553,084	14,553,084
TOTAL INVESTMENTS (cost $559,391,401)		98.3%	525,123,567
Other assets less liabilities		1.7	8,854,048
NET ASSETS		100.0%	$533,977,615
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Managed Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $82,723,918 representing 15.5% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2025.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of December 31, 2025.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
AUD—Australian Dollar
GBP—British Pound
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 143	$ (2,385)	$ (2,242)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	194	(31,382)	(31,188)
Centrally Cleared	25,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	97	(19,142)	(19,045)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	378	(131,887)	(131,509)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	444	(207,730)	(207,286)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	240	189,064	189,304
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	339	121,519	121,858
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	388	(19,759)	(19,371)
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	390	3,692	4,082
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	370	(61,056)	(60,686)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	427	(79,966)	(79,539)

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Inflation Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	18,300,000	USD	Fixed 2.370%	12-Month USA CPI	Maturity	Maturity	Feb 2029	$ 612	$ 164,318	$ 164,930
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	419	(2,349)	(1,930)
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	387	18,410	18,797
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	412	36,274	36,686
Centrally Cleared	12,000,000	USD	Fixed 2.446	12-Month USA CPI	Maturity	Maturity	Oct 2029	433	23,899	24,332
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	391	(2,185)	(1,794)
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	391	(2,185)	(1,794)
Centrally Cleared	10,700,000	USD	Fixed 2.562	12-Month USA CPI	Maturity	Maturity	Feb 2030	463	(46,932)	(46,469)
Centrally Cleared	3,000,000	USD	Fixed 2.420	12-Month USA CPI	Maturity	Maturity	May 2032	474	(6,722)	(6,248)
Centrally Cleared	2,400,000	USD	Fixed 2.575	12-Month USA CPI	Maturity	Maturity	Aug 2035	504	(28,559)	(28,055)
Centrally Cleared	4,100,000	USD	Fixed 2.599	12-Month USA CPI	Maturity	Maturity	Sep 2035	526	(61,073)	(60,547)
Centrally Cleared	4,000,000	USD	Fixed 2.532	12-Month USA CPI	Maturity	Maturity	Nov 2030	508	(27,081)	(26,573)
Centrally Cleared	7,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	Nov 2035	566	(48,136)	(47,570)
								$9,496	$(221,353)	$(211,857)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
112	Long	U.S. Treasury 10 Year Notes	March 2026	$12,629,905	$12,593,000	$(36,905)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co., Inc.	AUD	19,427,221	USD	12,926,737	03/18/2026	$ —	$ (39,095)
	GBP	17,719,935	USD	23,713,436	03/18/2026	—	(167,782)
	NZD	30,898,674	USD	17,968,352	03/18/2026	130,325	—
Unrealized Appreciation (Depreciation)						$130,325	$(206,877)
AUD—Australian Dollar
GBP—British Pound
NZD—New Zealand Dollar
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$68,022,069	$—	$68,022,069
Asset Backed Securities	—	19,011,561	—	19,011,561
Collateralized Mortgage Obligations	—	57,739,605	—	57,739,605
U.S. Government & Agency Obligations	—	307,822,308	—	307,822,308
Foreign Government Obligations	—	56,455,417	—	56,455,417
Municipal Securities	—	1,519,523	—	1,519,523
Short-Term Investments	14,553,084	—	—	14,553,084
Total Investments at Value	$14,553,084	$510,570,483	$—	$525,123,567
Other Financial Instruments:†
Swaps	$—	$557,176	$—	$557,176
Forward Foreign Currency Contracts	—	130,325	—	130,325
Total Other Financial Instruments	$—	$687,501	$—	$687,501
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$778,529	$—	$778,529
Futures Contracts	36,905	—	—	36,905
Forward Foreign Currency Contracts	—	206,877	—	206,877
Total Other Financial Instruments	$36,905	$985,406	$—	$1,022,311
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 6.3%
Boeing Co.†	48,783	$ 10,591,765
RTX Corp.	46,876	8,597,058
		19,188,823
Agriculture — 2.9%
Philip Morris International, Inc.	55,453	8,894,661
Airlines — 2.6%
Southwest Airlines Co.	188,616	7,795,499
Banks — 14.8%
Bank of America Corp.	166,468	9,155,740
Citigroup, Inc.	78,821	9,197,623
JPMorgan Chase & Co.	24,936	8,034,878
Morgan Stanley	56,399	10,012,514
Wells Fargo & Co.	95,835	8,931,822
		45,332,577
Beverages — 3.1%
Constellation Brands, Inc., Class A	67,751	9,346,928
Computers — 2.9%
EPAM Systems, Inc.†	43,501	8,912,485
Electric — 6.2%
AES Corp.	693,818	9,949,350
PG&E Corp.	558,288	8,971,688
		18,921,038
Healthcare-Services — 7.7%
Centene Corp.†	170,958	7,034,922
Cigna Group	32,305	8,891,305
Tenet Healthcare Corp.†	38,472	7,645,156
		23,571,383
Insurance — 2.5%
MetLife, Inc.	96,273	7,599,791
Internet — 2.1%
Alphabet, Inc., Class A	20,108	6,293,804
Machinery-Construction & Mining — 1.9%
Caterpillar, Inc.	10,232	5,861,606
Mining — 6.4%
Barrick Mining Corp.	181,063	7,885,293
Freeport-McMoRan, Inc.	229,925	11,677,891
		19,563,184
Oil & Gas — 4.1%
Chevron Corp.	48,653	7,415,204
Marathon Petroleum Corp.	30,491	4,958,751
		12,373,955
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 2.9%
TechnipFMC PLC	199,923	$ 8,908,569
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	133,297	7,190,040
CVS Health Corp.	118,000	9,364,480
		16,554,520
Pipelines — 3.0%
Williams Cos., Inc.	152,733	9,180,781
REITS — 3.6%
American Tower Corp.	62,640	10,997,705
Retail — 3.1%
Lowe's Cos., Inc.	38,771	9,350,014
Semiconductors — 5.1%
Applied Materials, Inc.	30,370	7,804,786
QUALCOMM, Inc.	46,170	7,897,379
		15,702,165
Software — 4.2%
Salesforce, Inc.	40,071	10,615,208
Teradata Corp.†	69,288	2,109,127
		12,724,335
Telecommunications — 6.4%
Corning, Inc.	90,771	7,947,909
Verizon Communications, Inc.	288,400	11,746,532
		19,694,441
Transportation — 2.0%
CSX Corp.	169,831	6,156,374
Total Long-Term Investment Securities (cost $225,046,376)		302,924,638
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 12/31/2025, to be repurchased 01/02/2026 in the amount of $2,710,934 and collateralized by $2,741,100 or United States Treasury Notes, bearing interest at 3.88% due 05/31/2027 and having an approximate value of $2,765,069 (cost $2,710,774)	$2,710,774	2,710,774
TOTAL INVESTMENTS (cost $227,757,150)	100.1%	305,635,412
Other assets less liabilities	(0.1)	(187,880)
NET ASSETS	100.0%	$305,447,532
†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$302,924,638	$—	$—	$302,924,638
Repurchase Agreements	—	2,710,774	—	2,710,774
Total Investments at Value	$302,924,638	$2,710,774	$—	$305,635,412
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.3%
Aerospace/Defense — 2.2%
AeroVironment, Inc.†	17	$ 4,112
Airbus SE	1,941	450,221
Astronics Corp.†	473	25,655
Boeing Co.†	624	135,483
Curtiss-Wright Corp.	238	131,202
General Dynamics Corp.	2,355	792,834
General Electric Co.	1,950	600,658
Hanwha Aerospace Co., Ltd.	109	70,916
Joby Aviation, Inc.†	2,058	27,166
Kawasaki Heavy Industries, Ltd.	800	52,919
Kratos Defense & Security Solutions, Inc.†	98	7,439
Leonardo DRS, Inc.	3,482	118,701
Leonardo SpA	646	37,007
Lockheed Martin Corp.	3,419	1,653,668
Moog, Inc., Class A	41	9,986
Northrop Grumman Corp.	217	123,736
RTX Corp.	750	137,550
Thales SA	856	231,206
		4,610,459
Agriculture — 0.8%
Andersons, Inc.	151	8,029
Archer-Daniels-Midland Co.	2,005	115,267
Dole PLC	1,728	25,903
Imperial Brands PLC	7,684	323,049
Philip Morris International, Inc.	7,230	1,159,692
		1,631,940
Airlines — 0.5%
Delta Air Lines, Inc.	2,008	139,355
International Consolidated Airlines Group SA	22,485	124,672
Qantas Airways, Ltd.	36,358	250,831
Ryanair Holdings PLC	9,156	317,969
SkyWest, Inc.†	475	47,695
Sun Country Airlines Holdings, Inc.†	570	8,202
United Airlines Holdings, Inc.†	1,276	142,682
		1,031,406
Apparel — 0.2%
Asics Corp.	4,200	101,181
Carter's, Inc.	924	29,965
Hermes International S.C.A.	75	185,303
LVMH Moet Hennessy Louis Vuitton SE	36	27,140
Tapestry, Inc.	1,196	152,813
		496,402
Auto Manufacturers — 1.6%
Blue Bird Corp.†	835	39,245
Cummins, Inc.	302	154,156
Mahindra & Mahindra, Ltd.	5,496	227,263
REV Group, Inc.	773	47,006
Stellantis NV	21,824	240,938
Subaru Corp.	3,700	79,465
Tesla, Inc.†	5,491	2,469,412
Toyota Motor Corp.	3,300	70,593
		3,328,078
Auto Parts & Equipment — 0.3%
Adient PLC†	767	14,703
Aisin Corp.	12,700	237,513
Allison Transmission Holdings, Inc.	1,225	119,927
American Axle & Manufacturing Holdings, Inc.†	2,569	16,467
BorgWarner, Inc.	2,749	123,870
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dana, Inc.	2,017	$ 47,924
Dorman Products, Inc.†	62	7,638
Gentherm, Inc.†	225	8,183
Microvast Holdings, Inc.†	7,287	20,404
Visteon Corp.	448	42,605
		639,234
Banks — 7.2%
Abu Dhabi Islamic Bank PJSC	29,756	168,201
AIB Group PLC	15,448	165,999
Amalgamated Financial Corp.	508	16,271
Ameris Bancorp	109	8,095
Associated Banc-Corp.	301	7,754
Banco Bilbao Vizcaya Argentaria SA	12,700	297,055
Banco de Sabadell SA	17,837	69,946
Banco Santander SA	46,681	547,794
Bank Central Asia Tbk PT	227,400	109,765
Bank Hapoalim BM	10,475	236,987
Bank Leumi Le-Israel BM	14,742	324,959
Bank of America Corp.	7,624	419,320
Bank of China, Ltd.	505,000	288,698
Bank of Hawaii Corp.	285	19,485
Bank of N.T. Butterfield & Son, Ltd.	485	24,163
Bank of New York Mellon Corp.	1,191	138,263
Banner Corp.	140	8,772
Barclays PLC	70,775	449,283
BNP Paribas SA	973	92,071
BOC Hong Kong Holdings, Ltd.	8,500	42,977
Cathay General Bancorp	858	41,519
Central Pacific Financial Corp.	474	14,770
Citigroup, Inc.	17,278	2,016,170
Citizens Financial Group, Inc.	2,319	135,453
Credit Agricole SA	3,841	78,845
Customers Bancorp, Inc.†	592	43,287
Danske Bank A/S	608	30,330
Enterprise Financial Services Corp.	403	21,762
Erste Group Bank AG	1,674	201,398
Financial Institutions, Inc.	286	8,915
First BanCorp.	2,014	41,750
First Financial Corp.	130	7,855
First Horizon Corp.	5,765	137,784
First Merchants Corp.	96	3,598
FirstRand, Ltd.	18,235	99,750
Goldman Sachs Group, Inc.	2,314	2,034,006
Grupo Financiero Banorte SAB de CV, Class O	7,605	70,461
Hancock Whitney Corp.	565	35,979
Hanmi Financial Corp.	477	12,893
Heritage Commerce Corp.	734	8,815
Hilltop Holdings, Inc.	876	29,731
Hope Bancorp, Inc.	1,050	11,508
HSBC Holdings PLC	42,443	665,413
ICICI Bank, Ltd.	15,905	237,472
Independent Bank Corp.	312	10,149
Intesa Sanpaolo SpA	31,759	219,960
Itau Unibanco Holding SA (Preference Shares)	25,132	180,147
JPMorgan Chase & Co.	621	200,099
Lloyds Banking Group PLC	308,594	406,678
Mercantile Bank Corp.	170	8,177
Metropolitan Bank Holding Corp.	114	8,705
Mitsubishi UFJ Financial Group, Inc.	18,200	289,021
Morgan Stanley	828	146,995
National Bank Holdings Corp., Class A	752	28,584
National Bank of Greece SA	6,904	105,159

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NatWest Group PLC	45,649	$ 398,149
Northern Trust Corp.	952	130,034
Northrim BanCorp, Inc.	370	9,846
NU Holdings, Ltd., Class A†	15,186	254,214
OFG Bancorp	576	23,604
Origin Bancorp, Inc.	212	7,973
OTP Bank Nyrt	1,208	129,432
Pathward Financial, Inc.	422	29,962
PNC Financial Services Group, Inc.	659	137,553
Popular, Inc.	1,051	130,871
Preferred Bank	229	21,624
Shore Bancshares, Inc.	390	6,895
Simmons First National Corp., Class A	952	17,945
SmartFinancial, Inc.	107	3,958
State Street Corp.	10,533	1,358,862
Third Coast Bancshares, Inc.†	209	7,944
Towne Bank	220	7,341
Trustmark Corp.	724	28,200
UBS Group AG	11,526	532,813
UniCredit SpA	4,932	409,434
United Community Banks, Inc.	255	7,961
Univest Financial Corp.	304	9,953
US Bancorp	2,588	138,096
Valley National Bancorp	698	8,153
Wells Fargo & Co.	1,913	178,292
Westamerica BanCorp	180	8,609
Zions Bancorp NA	2,377	139,150
		15,165,864
Beverages — 0.8%
Boston Beer Co., Inc., Class A†	612	119,420
Carlsberg A/S, Class B	1,117	146,429
Celsius Holdings, Inc.†	2,835	129,673
Coca-Cola Co.	1,793	125,349
Coca-Cola Consolidated, Inc.	761	116,661
Coca-Cola HBC AG	3,356	173,796
Monster Beverage Corp.†	9,187	704,367
PepsiCo, Inc.	851	122,136
		1,637,831
Biotechnology — 1.3%
ACADIA Pharmaceuticals, Inc.†	1,743	46,556
ADMA Biologics, Inc.†	483	8,810
Akero Therapeutics, Inc. CVR(1)	843	548
Alnylam Pharmaceuticals, Inc.†	308	122,476
Amgen, Inc.	385	126,014
Arrowhead Pharmaceuticals, Inc.†	268	17,792
Avidity Biosciences, Inc.†	54	3,895
BioCryst Pharmaceuticals, Inc.†	5,740	44,772
Exelixis, Inc.†	12,900	565,407
Genmab A/S†	457	141,220
Icosavax, Inc. CVR(1)	535	166
Incyte Corp.†	8,526	842,113
Inhibrx Biosciences, Inc.†	496	39,184
Insmed, Inc.†	735	127,919
Kodiak Sciences, Inc.†	316	8,835
Kura Oncology, Inc.†	3,744	38,900
Maze Therapeutics, Inc.†	908	37,618
Metsera, Inc.(1)	258	1,264
Mineralys Therapeutics, Inc.†	910	33,024
Monte Rosa Therapeutics, Inc.†	797	12,497
Olema Pharmaceuticals, Inc.†	227	5,675
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Precigen, Inc.†	7,672	$ 32,069
Prothena Corp. PLC†	801	7,650
PTC Therapeutics, Inc.†	683	51,881
Puma Biotechnology, Inc.†	1,603	9,538
Regeneron Pharmaceuticals, Inc.	176	135,849
Rigel Pharmaceuticals, Inc.†	247	10,579
Sage Therapeutics, Inc. CVR(1)	2,828	509
Scholar Rock Holding Corp.†	249	10,968
Stoke Therapeutics, Inc.†	1,223	38,818
Tango Therapeutics, Inc.†	1,087	9,631
Travere Therapeutics, Inc.†	1,275	48,718
Vertex Pharmaceuticals, Inc.†	278	126,034
Zymeworks, Inc.†	526	13,850
		2,720,779
Building Materials — 0.6%
Apogee Enterprises, Inc.	216	7,865
Cie de Saint-Gobain SA	1,327	134,708
Gibraltar Industries, Inc.†	152	7,515
Holcim AG	3,566	349,587
Mitsubishi Electric Corp.	12,700	372,573
Sika AG	220	45,090
SPX Technologies, Inc.†	41	8,202
Trane Technologies PLC	313	121,820
UFP Industries, Inc.	506	46,071
UltraTech Cement, Ltd.	911	119,423
		1,212,854
Chemicals — 1.1%
Air Liquide SA	946	178,023
Asahi Kasei Corp.	3,200	28,399
Axalta Coating Systems, Ltd.†	4,353	140,646
Balchem Corp.	124	19,017
Cabot Corp.	126	8,351
CF Industries Holdings, Inc.	7,433	574,868
DuPont de Nemours, Inc.	1,556	62,551
Ecolab, Inc.	470	123,384
Ingevity Corp.†	163	9,646
Innospec, Inc.	225	17,222
Intrepid Potash, Inc.†	305	8,458
Linde PLC	286	121,948
Mativ Holdings, Inc.(2)	707	8,590
Minerals Technologies, Inc.	516	31,450
Mosaic Co.	4,657	112,187
NewMarket Corp.	347	238,479
Perimeter Solutions, Inc.†	1,736	47,792
PPG Industries, Inc.	627	64,242
Rayonier Advanced Materials, Inc.†	1,625	9,571
Sherwin-Williams Co.	363	117,623
Shin-Etsu Chemical Co., Ltd.	5,500	171,040
Solstice Advanced Materials, Inc.†	2,785	135,295
		2,228,782
Coal — 0.0%
Alpha Metallurgical Resources, Inc.†	51	10,194
Peabody Energy Corp.(2)	1,809	53,727
SunCoke Energy, Inc.	1,177	8,475
		72,396
Commercial Services — 0.7%
ADT, Inc.	14,686	118,516
Alarm.com Holdings, Inc.†	148	7,551
AMN Healthcare Services, Inc.†	465	7,328
Arlo Technologies, Inc.†	1,330	18,607

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Automatic Data Processing, Inc.	690	$ 177,489
Brink's Co.	436	50,894
Cimpress PLC†	111	7,391
CoreCivic, Inc.†	417	7,969
Coursera, Inc.†	4,899	36,057
Cross Country Healthcare, Inc.†	475	3,848
Experian PLC	946	42,784
International Container Terminal Services, Inc.	17,310	165,973
Korn Ferry	325	21,456
Laureate Education, Inc.†	1,506	50,707
Legalzoom.com, Inc.†	3,514	34,894
NPK International, Inc.†	603	7,188
Paylocity Holding Corp.†	802	122,305
Payoneer Global, Inc.†	1,324	7,441
PayPal Holdings, Inc.	1,932	112,790
Perdoceo Education Corp.	253	7,420
PROG Holdings, Inc.	762	22,471
Recruit Holdings Co., Ltd.	5,300	302,349
StoneCo., Ltd., Class A†	2,169	32,080
Udemy, Inc.†	1,563	9,144
Verisk Analytics, Inc.	562	125,714
		1,500,366
Computers — 5.1%
Apple, Inc.	33,669	9,153,254
Asia Vital Components Co., Ltd.	2,000	95,107
Crowdstrike Holdings, Inc., Class A†	247	115,784
Fortinet, Inc.†	721	57,255
Fujitsu, Ltd.	1,600	43,868
Insight Enterprises, Inc.†	98	7,984
International Business Machines Corp.	398	117,892
Leidos Holdings, Inc.	654	117,982
Maximus, Inc.	93	8,028
NEC Corp.	2,700	91,041
NetScout Systems, Inc.†	319	8,632
OneSpan, Inc.	591	7,588
Pure Storage, Inc., Class A†	1,714	114,855
Rapid7, Inc.†	1,914	29,093
Rigetti Computing, Inc.†	501	11,097
Rubrik, Inc., Class A†	5,778	441,901
Sandisk Corp.†	812	192,752
V2X, Inc.†	256	13,965
Wistron Corp.	14,000	66,765
Zscaler, Inc.†	518	116,509
		10,811,352
Cosmetics/Personal Care — 1.1%
APR Corp.	340	54,319
Colgate-Palmolive Co.	16,871	1,333,147
Estee Lauder Cos., Inc., Class A	1,175	123,046
Procter & Gamble Co.	5,307	760,546
		2,271,058
Distribution/Wholesale — 0.3%
Gold.com, Inc.	242	8,240
Bunzl PLC	986	27,516
G-III Apparel Group, Ltd.	377	10,918
Hudson Technologies, Inc.†	1,173	8,035
Mitsubishi Corp.	8,600	197,063
Mitsui & Co., Ltd.	14,000	413,780
OPENLANE, Inc.†	308	9,172
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Resideo Technologies, Inc.†	464	$ 16,296
ScanSource, Inc.†	195	7,617
		698,637
Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc.	471	135,780
Ally Financial, Inc.	3,028	137,138
American Express Co.	341	126,153
Ameriprise Financial, Inc.	264	129,450
Bread Financial Holdings, Inc.	630	46,639
Capital One Financial Corp.	560	135,721
Charles Schwab Corp.	1,285	128,384
CME Group, Inc.	437	119,336
CTBC Financial Holding Co., Ltd.	90,000	143,683
Enova International, Inc.†	291	45,745
Euronext NV*	286	42,927
HDFC Asset Management Co., Ltd.*	2,453	73,003
Hong Kong Exchanges & Clearing, Ltd.	1,100	57,475
Interactive Brokers Group, Inc., Class A	1,838	118,202
Invesco, Ltd.	5,093	133,793
KB Financial Group, Inc.	2,027	175,230
LendingClub Corp.†	2,316	43,865
Mastercard, Inc., Class A	4,202	2,398,838
Nomura Holdings, Inc.	39,000	324,419
Pagseguro Digital, Ltd., Class A	4,465	43,043
PennyMac Financial Services, Inc.	189	24,918
Raymond James Financial, Inc.	368	59,097
SLM Corp.	4,570	123,664
StoneX Group, Inc.†	446	42,428
Synchrony Financial	1,595	133,071
Virtu Financial, Inc., Class A	3,578	119,219
Virtus Investment Partners, Inc.	121	19,741
		5,080,962
Electric — 1.9%
Ameren Corp.	1,257	125,524
American Electric Power Co., Inc.	1,034	119,231
Avista Corp.	818	31,526
Black Hills Corp.	586	40,680
CMS Energy Corp.	1,750	122,377
Consolidated Edison, Inc.	1,232	122,362
Constellation Energy Corp.	359	126,824
DTE Energy Co.	942	121,499
Duke Energy Corp.	3,393	397,694
E.ON SE	11,156	211,483
Edison International	2,274	136,485
Enel SpA	3,665	38,186
Engie SA	13,879	364,929
Eversource Energy	1,795	120,857
Exelon Corp.	2,806	122,314
GE Vernova T&D India, Ltd.	2,969	103,881
Kansai Electric Power Co., Inc.	15,600	244,778
Korea Electric Power Corp.	4,195	136,348
Northwestern Energy Group, Inc.	138	8,907
NRG Energy, Inc.	758	120,704
NTPC, Ltd.	42,349	155,378
Oklo, Inc.†	88	6,315
Otter Tail Corp.	60	4,849
PG&E Corp.	8,064	129,588
Portland General Electric Co.	367	17,612
Public Service Enterprise Group, Inc.	1,550	124,465
RWE AG	6,532	347,573
Southern Co.	1,448	126,266

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
TXNM Energy, Inc.	142	$ 8,361
Vistra Corp.	694	111,963
WEC Energy Group, Inc.	1,177	124,126
Xcel Energy, Inc.	1,627	120,170
		4,093,255
Electrical Components & Equipment — 0.4%
ABB, Ltd.	5,982	442,197
AMETEK, Inc.	633	129,961
EnerSys	342	50,189
Fujikura, Ltd.	200	22,337
Harbin Electric Co, Ltd.	44,000	93,282
nLight, Inc.†	475	17,817
		755,783
Electronics — 0.7%
Advanced Energy Industries, Inc.	220	46,061
Allegion PLC	752	119,733
Allient, Inc.	346	18,598
Atmus Filtration Technologies, Inc.	932	48,380
ESCO Technologies, Inc.	54	10,551
Garmin, Ltd.	625	126,781
Honeywell International, Inc.	610	119,005
Hoya Corp.	2,400	363,526
Itron, Inc.†	475	44,109
Jabil, Inc.	601	137,040
Kimball Electronics, Inc.†	253	7,039
Mesa Laboratories, Inc.	296	23,236
NIDEC Corp.	4,600	62,293
Plexus Corp.†	50	7,350
Sanmina Corp.†	95	14,257
SCREEN Holdings Co., Ltd.	1,600	155,125
TTM Technologies, Inc.†	828	57,132
Vicor Corp.†	149	16,330
		1,376,546
Energy-Alternate Sources — 0.0%
Nextpower, Inc., Class A†	571	49,740
Engineering & Construction — 0.7%
ACS Actividades de Construccion y Servicios SA	2,127	210,954
Aena SME SA*	5,807	162,560
Argan, Inc.	148	46,371
Comfort Systems USA, Inc.	134	125,061
Dycom Industries, Inc.†	22	7,434
Frontdoor, Inc.†	129	7,442
Gamuda Bhd	55,579	68,127
Larsen & Toubro, Ltd.	2,704	122,844
Primoris Services Corp.	457	56,732
Samsung C&T Corp.	790	130,145
Sterling Infrastructure, Inc.†	196	60,021
Tutor Perini Corp.	656	43,965
Vinci SA	2,667	374,520
		1,416,176
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	6,590	255,561
Brightstar Lottery PLC	2,227	34,474
Cinemark Holdings, Inc.	507	11,783
Golden Entertainment, Inc.	261	7,096
Monarch Casino & Resort, Inc.	81	7,752
Red Rock Resorts, Inc., Class A	125	7,744
		324,410
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.1%
Pentair PLC	1,154	$ 120,178
Veralto Corp.	1,180	117,740
		237,918
Food — 0.6%
Ajinomoto Co., Inc.	2,900	61,337
Calavo Growers, Inc.	377	8,200
Cal-Maine Foods, Inc.	474	37,716
Coles Group, Ltd.	1,097	15,696
Ingredion, Inc.	1,127	124,263
Koninklijke Ahold Delhaize NV	6,200	254,279
Mondelez International, Inc., Class A	2,263	121,817
Nestle SA	928	92,237
Seneca Foods Corp., Class A†	104	11,506
Simply Good Foods Co.†	211	4,237
Tesco PLC	23,040	137,178
United Natural Foods, Inc.†	293	9,865
WH Group, Ltd.*	274,500	305,608
		1,183,939
Food Service — 0.1%
Compass Group PLC	7,198	229,004
Forest Products & Paper — 0.0%
Sylvamo Corp.	479	23,064
Gas — 0.1%
National Fuel Gas Co.	1,497	119,850
New Jersey Resources Corp.	826	38,095
Northwest Natural Holding Co.	185	8,647
Spire, Inc.	105	8,683
		175,275
Hand/Machine Tools — 0.2%
Franklin Electric Co., Inc.	86	8,216
Kennametal, Inc.	269	7,642
Lincoln Electric Holdings, Inc.	537	128,687
Schindler Holding AG (Participation Certificate)	559	210,665
		355,210
Healthcare-Products — 1.1%
10X Genomics, Inc., Class A†	2,683	43,760
Abbott Laboratories	929	116,395
AtriCure, Inc.†	236	9,336
Avanos Medical, Inc.†	665	7,468
Axogen, Inc.†	825	27,002
Boston Scientific Corp.†	5,150	491,053
CareDx, Inc.†	525	9,891
Castle Biosciences, Inc.†	1,051	40,884
Edwards Lifesciences Corp.†	1,407	119,947
Glaukos Corp.†	258	29,131
Guardant Health, Inc.†	710	72,519
Haemonetics Corp.†	96	7,694
Hologic, Inc.(2)	1,637	121,940
IDEXX Laboratories, Inc.†	188	127,188
Insulet Corp.†	414	117,675
Lantheus Holdings, Inc.†	727	48,382
LivaNova PLC†	498	30,642
Medtronic PLC	4,762	457,438
Natera, Inc.†	671	153,719
Novocure, Ltd.†	3,196	41,324
Olympus Corp.	2,600	33,119
Stryker Corp.	345	121,257
		2,227,764

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 0.5%
Apollo Hospitals Enterprise, Ltd.	1,527	$ 119,600
BioMerieux	350	45,316
Cigna Group	450	123,854
Fresenius SE & Co. KGaA	480	27,627
GeneDx Holdings Corp.†	71	9,234
HCA Healthcare, Inc.	257	119,983
HealthEquity, Inc.†	81	7,420
Medpace Holdings, Inc.†	219	123,001
Option Care Health, Inc.†	306	9,749
Select Medical Holdings Corp.	1,102	16,365
Teladoc Health, Inc.†	5,602	39,214
Tenet Healthcare Corp.†	625	124,200
UnitedHealth Group, Inc.	377	124,451
Universal Health Services, Inc., Class B	540	117,731
WuXi AppTec Co., Ltd.*	4,976	62,707
		1,070,452
Home Builders — 0.1%
Hovnanian Enterprises, Inc., Class A†	81	7,901
KB Home	124	6,995
M/I Homes, Inc.†	270	34,546
Sekisui Chemical Co., Ltd.	4,200	70,463
Taylor Morrison Home Corp.†	733	43,152
Tri Pointe Homes, Inc.†	1,247	39,243
		202,300
Home Furnishings — 0.0%
Sonos, Inc.†	2,392	42,004
Household Products/Wares — 0.3%
Avery Dennison Corp.	701	127,498
Kimberly-Clark Corp.	593	59,828
Reckitt Benckiser Group PLC(2)	3,809	308,381
Unilever Indonesia Tbk PT	255,200	39,786
		535,493
Insurance — 3.1%
Aditya Birla Capital, Ltd.†	28,247	111,764
Aflac, Inc.	5,221	575,720
Allianz SE	1,004	460,503
Allstate Corp.	567	118,021
American International Group, Inc.	1,441	123,278
AXA SA	784	37,706
Axis Capital Holdings, Ltd.	3,256	348,685
Berkshire Hathaway, Inc., Class B†	643	323,204
Brighthouse Financial, Inc.†	1,845	119,538
China Pacific Insurance Group Co., Ltd.	24,800	111,694
Chubb, Ltd.	397	123,912
CNO Financial Group, Inc.	1,082	45,953
Dai-ichi Life Holdings, Inc.	2,900	24,076
Equitable Holdings, Inc.	13,801	657,618
Essent Group, Ltd.	138	8,971
Everest Group, Ltd.	371	125,899
Fidelis Insurance Holdings, Ltd.	479	9,374
Genworth Financial, Inc.,†	5,136	46,378
Globe Life, Inc.	2,190	306,293
Hamilton Insurance Group, Ltd., Class B†	1,512	42,185
Hanover Insurance Group, Inc.	699	127,756
Heritage Insurance Holdings, Inc.†	1,238	36,224
Horace Mann Educators Corp.	211	9,744
Jackson Financial, Inc., Class A	555	59,191
MetLife, Inc.	7,216	569,631
MGIC Investment Corp.	4,265	124,623
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	635	$ 419,340
NMI Holdings, Inc.†	664	27,085
NN Group NV	382	29,408
PICC Property & Casualty Co., Ltd.	26,000	54,512
Powszechny Zaklad Ubezpieczen SA	5,754	106,487
Primerica, Inc.	477	123,238
Progressive Corp.	531	120,919
Prudential Financial, Inc.	1,047	118,185
QBE Insurance Group, Ltd.	3,408	45,148
Reinsurance Group of America, Inc.	623	126,756
RenaissanceRe Holdings, Ltd.	463	130,177
SiriusPoint, Ltd.†	968	21,189
Talanx AG	1,139	152,040
Travelers Cos., Inc.	423	122,695
Unipol Assicurazioni SpA	1,118	26,893
Universal Insurance Holdings, Inc.	440	14,872
Unum Group	1,671	129,502
W.R. Berkley Corp.	2,645	185,467
		6,601,854
Internet — 11.3%
Airbnb, Inc., Class A†	7,158	971,484
Alibaba Group Holding, Ltd.	21,300	389,820
Alphabet, Inc., Class A	20,950	6,557,350
Amazon.com, Inc.†	23,566	5,439,504
AppLovin Corp., Class A†	209	140,828
Booking Holdings, Inc.	66	353,452
Cargurus, Inc.†	1,078	41,341
Chewy, Inc., Class A†	3,618	119,575
DoorDash, Inc., Class A†	4,542	1,028,672
eBay, Inc.	1,447	126,034
Eternal, Ltd.†	15,806	49,038
Etsy, Inc.†	2,269	125,793
Eventbrite, Inc., Class A†	2,805	12,482
EverQuote, Inc., Class A†	1,201	32,427
fuboTV, Inc.†	8,250	20,790
GoDaddy, Inc., Class A†	980	121,598
Grindr, Inc.†	715	9,681
HealthStream, Inc.	327	7,544
Hims & Hers Health, Inc.†	207	6,721
LY Corp.	55,000	146,445
Lyft, Inc., Class A†	6,450	124,937
Maplebear, Inc.†	3,040	136,739
Meta Platforms, Inc., Class A	6,082	4,014,667
Netflix, Inc.†	19,490	1,827,383
Prosus NV	6,549	404,490
Q2 Holdings, Inc.†	193	13,927
Reddit, Inc., Class A†	545	125,279
Robinhood Markets, Inc., Class A†	991	112,082
Sea, Ltd. ADR†	605	77,180
Spotify Technology SA†	205	119,046
Tencent Holdings, Ltd.	11,506	881,673
Uber Technologies, Inc.†	1,436	117,336
Upwork, Inc.†	2,088	41,384
VeriSign, Inc.	505	122,690
ZipRecruiter, Inc., Class A†	1,623	6,330
		23,825,722
Investment Companies — 0.2%
Compass Diversified Holdings	2,700	12,960
EXOR NV	1,116	94,580
Investor AB, Class B	11,203	399,794
		507,334

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel — 0.2%
ArcelorMittal SA	1,566	$ 71,320
Commercial Metals Co.	145	10,037
Fortescue, Ltd.	21,404	312,963
		394,320
Leisure Time — 0.0%
Life Time Group Holdings, Inc.†	300	7,974
Polaris, Inc.	689	43,579
		51,553
Lodging — 0.2%
Indian Hotels Co., Ltd.	14,479	118,761
InterContinental Hotels Group PLC	630	88,249
Las Vegas Sands Corp.	1,855	120,742
		327,752
Machinery-Construction & Mining — 1.6%
Bloom Energy Corp., Class A†	990	86,021
BWX Technologies, Inc.	681	117,704
Caterpillar, Inc.	2,628	1,505,503
GE Vernova, Inc.	2,225	1,454,193
Hyster-Yale, Inc.	236	7,012
Komatsu, Ltd.	2,600	83,114
NANO Nuclear Energy, Inc.†	691	16,591
Vertiv Holdings Co., Class A	934	151,317
		3,421,455
Machinery-Diversified — 0.3%
Alamo Group, Inc.	49	8,226
Albany International Corp., Class A	171	8,670
Deere & Co.	257	119,651
GEA Group AG	2,023	137,348
Graco, Inc.	1,462	119,840
Mueller Water Products, Inc., Class A	353	8,408
Power Solutions International, Inc.†	316	18,056
Rockwell Automation, Inc.	340	132,284
Tennant Co.	108	7,960
Watts Water Technologies, Inc., Class A	212	58,516
Xylem, Inc.	892	121,473
		740,432
Media — 0.1%
Comcast Corp., Class A	4,410	131,815
Informa PLC	5,034	59,712
Walt Disney Co.	1,096	124,692
		316,219
Metal Fabricate/Hardware — 0.0%
Janus International Group, Inc.†	1,143	7,475
Proto Labs, Inc.†	249	12,597
Worthington Enterprises, Inc.	165	8,509
		28,581
Mining — 0.8%
Anglogold Ashanti PLC	1,454	124,895
BHP Group, Ltd. (ASX)	15,847	478,200
BHP Group, Ltd. (LSE)	966	29,227
Boliden AB†	801	44,327
Coeur Mining, Inc.†	1,088	19,399
Constellium SE†	2,421	45,636
Freeport-McMoRan, Inc.	2,882	146,377
Glencore PLC	26,433	143,788
Hecla Mining Co.	3,582	68,739
Security Description	Shares or Principal Amount	Value

Mining (continued)
Norsk Hydro ASA	7,317	$ 56,536
Rio Tinto PLC	3,459	275,976
Southern Copper Corp.	920	131,992
Zijin Mining Group Co., Ltd.	38,000	171,762
		1,736,854
Miscellaneous Manufacturing — 0.2%
3M Co.	757	121,196
Avient Corp.	324	10,122
Elite Material Co., Ltd.	2,000	103,738
Fabrinet†	15	6,829
Federal Signal Corp.	75	8,144
Hillenbrand, Inc.	751	23,822
Parker-Hannifin Corp.	120	105,475
Siemens AG	88	24,713
Smiths Group PLC	2,858	90,059
		494,098
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	298	13,291
Office Furnishings — 0.0%
HNI Corp.	185	7,777
Oil & Gas — 1.2%
California Resources Corp.	337	15,067
Chevron Corp.	791	120,556
ConocoPhillips	1,370	128,246
DCC PLC	957	59,478
ENEOS Holdings, Inc.	25,100	177,374
Eni SpA	3,308	62,747
Equinor ASA	11,144	263,461
Exxon Mobil Corp.	1,044	125,635
Gulfport Energy Corp.†	42	8,736
HF Sinclair Corp.	2,475	114,048
Inpex Corp.	15,200	300,800
Marathon Petroleum Corp.	668	108,637
Murphy Oil Corp.	700	21,875
Patterson-UTI Energy, Inc.	1,277	7,802
PetroChina Co., Ltd.	226,000	242,813
Repsol SA	4,118	77,128
Shell PLC	1,769	64,983
TotalEnergies SE	6,968	454,159
Transocean, Ltd.†	12,336	50,948
Valero Energy Corp.	769	125,186
		2,529,679
Oil & Gas Services — 0.4%
DNOW, Inc.†	847	11,223
Halliburton Co.	4,445	125,616
Kodiak Gas Services, Inc.	208	7,779
Liberty Energy, Inc.	471	8,694
National Energy Services Reunited Corp.†	989	15,488
Oceaneering International, Inc.†	1,375	33,041
Oil States International, Inc.†	1,656	11,211
TechnipFMC PLC	16,280	725,437
		938,489
Packaging & Containers — 0.1%
Crown Holdings, Inc.	1,250	128,713
Greif, Inc., Class A	123	8,327
O-I Glass, Inc.†	598	8,827
Packaging Corp. of America	615	126,831
		272,698

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 4.7%
AbbVie, Inc.	5,012	$ 1,145,192
Alkermes PLC†	1,589	44,460
Arvinas, Inc.†	3,448	40,893
AstraZeneca PLC	626	115,304
Bristol-Myers Squibb Co.	11,963	645,284
Cardinal Health, Inc.	591	121,451
Catalyst Pharmaceuticals, Inc.†	348	8,122
Cencora, Inc.	377	127,332
Chugai Pharmaceutical Co., Ltd.	2,900	152,447
Cidara Therapeutics, Inc.†	34	7,510
Contra Blueprint Medic(1)	262	121
Corcept Therapeutics, Inc.†	1,603	55,784
CVS Health Corp.	1,490	118,246
Daiichi Sankyo Co., Ltd.	11,700	249,183
Dexcom, Inc.†	2,090	138,713
Eli Lilly & Co.	511	549,162
Enanta Pharmaceuticals, Inc.†	523	8,248
Galderma Group AG	1,018	206,637
GSK PLC	12,512	307,489
Ipsen SA	570	79,610
Ironwood Pharmaceuticals, Inc.†	2,606	8,782
Johnson & Johnson	7,801	1,614,417
McKesson Corp.	153	125,504
Merck & Co., Inc.	19,322	2,033,834
Neurocrine Biosciences, Inc.†	1,760	249,621
Novartis AG	4,829	667,069
Novo Nordisk A/S, Class B	5,137	261,847
Otsuka Holdings Co., Ltd.	2,500	141,237
Pfizer, Inc.	5,031	125,272
Protagonist Therapeutics, Inc.†	571	49,871
Rhythm Pharmaceuticals, Inc.†	471	50,416
Roche Holding AG	322	133,072
Sanofi SA	2,469	239,537
Supernus Pharmaceuticals, Inc.†	860	42,742
		9,864,409
Pipelines — 0.6%
Antero Midstream Corp.	6,561	116,720
Cheniere Energy, Inc.	5,165	1,004,024
Kinder Morgan, Inc.	4,354	119,692
Williams Cos., Inc.	2,047	123,045
		1,363,481
Private Equity — 0.1%
3i Group PLC	6,107	265,700
Real Estate — 0.2%
Anywhere Real Estate, Inc.†	1,851	26,210
CBRE Group, Inc., Class A†	790	127,024
Cushman & Wakefield, Ltd.†	2,833	45,866
Emaar Properties PJSC	32,473	124,240
Kennedy-Wilson Holdings, Inc.	797	7,707
McGrath RentCorp	89	9,339
		340,386
REITS — 1.7%
Alexander & Baldwin, Inc.	712	14,696
American Assets Trust, Inc.	393	7,439
American Healthcare REIT, Inc.	173	8,141
American Tower Corp.	1,771	310,934
Apple Hospitality REIT, Inc.	630	7,466
Brixmor Property Group, Inc.	4,578	120,035
Broadstone Net Lease, Inc.	462	8,025
Security Description	Shares or Principal Amount	Value

REITS (continued)
CareTrust REIT, Inc.	1,538	$ 55,614
CBL & Associates Properties, Inc.	255	9,435
Chimera Investment Corp.	648	8,055
COPT Defense Properties	262	7,284
DiamondRock Hospitality Co.	909	8,145
Empire State Realty Trust, Inc., Class A	1,134	7,394
EPR Properties	2,366	118,063
Farmland Partners, Inc.	720	6,977
Invitation Homes, Inc.	25,518	709,145
Kite Realty Group Trust	557	13,351
Ladder Capital Corp.	670	7,363
LTC Properties, Inc.	216	7,426
MFA Financial, Inc.	741	6,899
Mid-America Apartment Communities, Inc.	911	126,547
National Health Investors, Inc.	99	7,561
Omega Healthcare Investors, Inc.	2,901	128,630
Outfront Media, Inc.	1,987	47,887
Plymouth Industrial REIT, Inc.	628	13,741
PotlatchDeltic Corp.	186	7,399
Public Storage	442	114,699
Rithm Capital Corp.	11,006	119,965
Ryman Hospitality Properties, Inc.	371	35,104
Sabra Health Care REIT, Inc.	370	7,008
Simon Property Group, Inc.	4,583	848,359
SITE Centers Corp.	2,989	19,189
Sun Communities, Inc.	1,000	123,910
Tanger, Inc.	222	7,408
Urban Edge Properties	371	7,119
VICI Properties, Inc.	12,797	359,852
WP Carey, Inc.	1,881	121,061
Xenia Hotels & Resorts, Inc.	540	7,636
		3,544,962
Retail — 1.3%
Abercrombie & Fitch Co., Class A†	452	56,893
American Eagle Outfitters, Inc.	688	18,143
Associated British Foods PLC	6,242	178,993
AutoZone, Inc.†	36	122,094
Avolta AG	725	42,998
Brinker International, Inc.†	378	54,251
Buckle, Inc.	173	9,242
CK Hutchison Holdings, Ltd.	7,000	47,691
Costco Wholesale Corp.	208	179,367
Dollar General Corp.	1,151	152,818
Dollar Tree, Inc.†	1,233	151,671
Fast Retailing Co., Ltd.	300	108,796
Home Depot, Inc.	335	115,274
JUMBO SA	499	16,395
Next PLC	394	72,490
O'Reilly Automotive, Inc.†	1,299	118,482
Pandora A/S	1,304	144,232
Ross Stores, Inc.	799	143,932
Sally Beauty Holdings, Inc.†	744	10,609
TJX Cos., Inc.	1,488	228,572
Tokyo Gas Co., Ltd.	2,500	98,852
Ulta Beauty, Inc.†	234	141,572
Urban Outfitters, Inc.†	186	13,998
Victoria's Secret & Co.†	894	48,428
Walmart, Inc.	3,459	385,367
		2,661,160
Savings & Loans — 0.0%
Beacon Financial Corp.	307	8,095

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Axos Financial, Inc.†	530	$ 45,665
Flushing Financial Corp.	498	7,555
Northwest Bancshares, Inc.	624	7,488
Southern Missouri Bancorp, Inc.	133	7,863
WaFd, Inc.	238	7,623
WSFS Financial Corp.	143	7,899
		92,188
Semiconductors — 9.5%
Advanced Micro Devices, Inc.†	580	124,213
Ambarella, Inc.†	638	45,196
Applied Materials, Inc.	529	135,948
Arteris, Inc.†	1,659	25,715
ASML Holding NV	792	846,581
Astera Labs, Inc.†	842	140,075
Broadcom, Inc.	6,671	2,308,833
CEVA, Inc.†	185	3,981
Cirrus Logic, Inc.†	982	116,367
Impinj, Inc.†	253	44,025
King Yuan Electronics Co., Ltd.	16,000	126,030
Kioxia Holdings Corp.†	1,200	80,341
KLA Corp.	112	136,089
Lam Research Corp.	10,148	1,737,135
MaxLinear, Inc.†	552	9,621
Micron Technology, Inc.	627	178,952
NVIDIA Corp.	51,929	9,684,759
Ouster, Inc.†	1,380	29,863
QUALCOMM, Inc.	10,713	1,832,459
Rambus, Inc.†	678	62,301
Renesas Electronics Corp.	10,100	138,322
Samsung Electronics Co., Ltd.	7,059	588,327
SK Hynix, Inc.	367	166,187
Taiwan Semiconductor Manufacturing Co., Ltd.	29,039	1,418,653
		19,979,973
Shipbuilding — 0.1%
Samsung Heavy Industries Co., Ltd.†	4,112	68,257
Yangzijiang Shipbuilding Holdings, Ltd.	80,500	217,951
		286,208
Software — 6.6%
8x8, Inc.†	2,402	4,732
ACI Worldwide, Inc.†	433	20,702
Adobe, Inc.†	5,111	1,788,799
Atlassian Corp., Class A†	802	130,036
Autodesk, Inc.†	3,190	944,272
Bandwidth, Inc., Class A†	656	10,135
Blend Labs, Inc., Class A†	8,731	26,542
Broadridge Financial Solutions, Inc.	520	116,048
Cadence Design Systems, Inc.†	370	115,655
Cerence, Inc.†	937	10,016
Commvault Systems, Inc.†	298	37,357
DocuSign, Inc.†	1,770	121,068
Domo, Inc., Class B†(2)	1,727	14,559
Doximity, Inc., Class A†	2,788	123,453
Dropbox, Inc., Class A†	4,152	115,426
Duolingo, Inc.†	354	62,127
Fiserv, Inc.†	993	66,700
GigaCloud Technology, Inc., Class A†	266	10,448
Guidewire Software, Inc.†	596	119,802
IBEX Holdings, Ltd.†	316	12,065
Ibotta, Inc., Class A†	356	8,092
Intuit, Inc.	187	123,873
Security Description	Shares or Principal Amount	Value

Software (continued)
IonQ, Inc.†	1,253	$ 56,222
LiveRamp Holdings, Inc.†	1,088	31,955
Manhattan Associates, Inc.†	681	118,024
Microsoft Corp.	13,668	6,610,118
Nexon Co., Ltd.	2,100	51,517
Nice, Ltd.†	1,744	197,893
Oracle Corp.	643	125,327
Oracle Corp. Japan	700	58,997
PagerDuty, Inc.†	3,179	41,677
Pegasystems, Inc.	2,070	123,620
Phreesia, Inc.†	2,261	38,256
PubMatic, Inc., Class A†	939	8,329
RingCentral, Inc., Class A†	4,505	130,104
ROBLOX Corp., Class A†	5,402	437,724
Salesforce, Inc.	508	134,574
SAP SE	1,405	343,773
ServiceNow, Inc.†	712	109,071
Snowflake, Inc.†	708	155,307
Veeva Systems, Inc., Class A†	3,606	804,967
Waystar Holding Corp.†	468	15,327
Weave Communications, Inc.†	1,139	8,645
Workday, Inc., Class A†	524	112,545
Workiva, Inc.†	95	8,194
Zoom Communications, Inc.†	1,441	124,344
		13,828,417
Telecommunications — 1.7%
Arista Networks, Inc.†	4,481	587,145
AT&T, Inc.	24,363	605,177
Bharti Airtel, Ltd.	10,228	240,099
BK Technologies Corp.†	110	8,205
Calix, Inc.†	477	25,248
Ciena Corp.†	916	214,225
Cisco Systems, Inc.	1,261	97,135
CommScope Holding Co., Inc.†	451	8,177
Credo Technology Group Holding, Ltd.†	666	95,831
Deutsche Telekom AG	13,960	452,825
Extreme Networks, Inc.†	2,537	42,241
Far EasTone Telecommunications Co., Ltd.	28,000	78,606
IDT Corp., Class B	310	15,875
InterDigital, Inc.	176	56,035
KDDI Corp.	15,000	259,476
Lumen Technologies, Inc.†	1,081	8,399
MTN Group, Ltd.	8,130	83,079
NETGEAR, Inc.†	1,228	30,123
SoftBank Group Corp.	1,200	33,831
Telefonaktiebolaget LM Ericsson, Class B	11,916	116,326
Telstra Group, Ltd.	54,011	175,209
TIM SA	31,700	124,037
Ubiquiti, Inc.	217	120,077
Verizon Communications, Inc.	2,976	121,212
Viavi Solutions, Inc.†	541	9,641
		3,608,234
Toys/Games/Hobbies — 0.2%
Bandai Namco Holdings, Inc.	9,700	258,537
Hasbro, Inc.	1,568	128,576
Nintendo Co., Ltd.	500	33,775
		420,888
Transportation — 0.6%
Costamare, Inc.	505	7,974
CryoPort, Inc.†	420	4,032
CSX Corp.	3,318	120,278

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
DHT Holdings, Inc.	609	$ 7,436
Dorian LPG, Ltd.	311	7,570
Expeditors International of Washington, Inc.	878	130,831
FedEx Corp.	455	131,431
Hub Group, Inc., Class A	502	21,390
JB Hunt Transport Services, Inc.	746	144,978
Matson, Inc.	374	46,208
Norfolk Southern Corp.	417	120,396
Safe Bulkers, Inc.	764	3,682
Scorpio Tankers, Inc.	764	38,834
SITC International Holdings Co., Ltd.	30,000	107,182
Teekay Corp., Ltd.	2,408	21,744
Teekay Tankers, Ltd., Class A	652	34,830
Union Pacific Corp.	545	126,069
United Parcel Service, Inc., Class B	1,264	125,376
World Kinect Corp.	329	7,708
		1,207,949
Water — 0.1%
H2O America	175	8,573
American States Water Co.	103	7,466
California Water Service Group	176	7,626
Cia de Saneamento Basico do Estado de Sao Paulo	7,480	179,275
		202,940
Total Common Stocks (cost $122,882,343)		169,311,736
CONVERTIBLE PREFERRED STOCKS — 0.0%
Aerospace/Defense — 0.0%
Boeing Co.	508	35,083
Diversified Financial Services — 0.0%
Apollo Global Management, Inc.	220	16,614
Total Convertible Preferred Stocks (cost $36,400)		51,697
CORPORATE BONDS & NOTES — 7.6%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.50%, 03/15/2033*	$ 35,000	36,970
7.75%, 04/15/2028*	10,000	10,007
7.88%, 04/01/2030*	10,000	10,532
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	10,000	9,762
7.38%, 02/15/2031*	15,000	15,877
		83,148
Aerospace/Defense — 0.3%
ATI, Inc.
4.88%, 10/01/2029	5,000	4,992
5.13%, 10/01/2031	5,000	5,003
5.88%, 12/01/2027	30,000	30,035
7.25%, 08/15/2030	25,000	26,412
Boeing Co.
2.20%, 02/04/2026	47,000	46,911
2.70%, 02/01/2027	37,000	36,461
2.95%, 02/01/2030	5,000	4,737
3.25%, 02/01/2035	5,000	4,378
3.38%, 06/15/2046	29,000	20,510
3.50%, 03/01/2039	10,000	8,158
3.60%, 05/01/2034	14,000	12,720
3.90%, 05/01/2049	9,000	6,704
3.95%, 08/01/2059	25,000	17,692
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
5.88%, 02/15/2040	$ 15,000	$ 15,437
6.13%, 02/15/2033	33,000	35,531
6.26%, 05/01/2027	3,000	3,078
6.30%, 05/01/2029	5,000	5,307
6.88%, 03/15/2039	20,000	22,500
Bombardier, Inc.
6.75%, 06/15/2033*	15,000	15,855
7.25%, 07/01/2031*	5,000	5,328
8.75%, 11/15/2030*	20,000	21,608
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,730
5.95%, 02/01/2037	37,000	40,002
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	40,000	40,046
TransDigm, Inc.
6.00%, 01/15/2033*	30,000	30,704
6.25%, 01/31/2034*	5,000	5,188
6.63%, 03/01/2032*	10,000	10,404
6.75%, 01/31/2034*	25,000	26,042
6.88%, 12/15/2030*	20,000	20,930
7.13%, 12/01/2031*	15,000	15,765
		547,168
Agriculture — 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	19,000	17,502
4.63%, 03/22/2033	70,000	69,601
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	15,000	15,772
Philip Morris International, Inc.
4.38%, 04/30/2030	25,000	25,154
4.75%, 11/01/2031	25,000	25,526
5.13%, 02/15/2030	56,000	57,886
		211,441
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	2,500	2,504
5.75%, 04/20/2029*	15,000	15,275
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	45,000	45,312
OneSky Flight LLC
8.88%, 12/15/2029*	30,000	32,104
United Airlines, Inc.
4.63%, 04/15/2029*	25,000	24,892
		120,087
Apparel — 0.0%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	14,516
Tapestry, Inc.
3.05%, 03/15/2032	8,000	7,291
5.10%, 03/11/2030	21,000	21,559
5.50%, 03/11/2035	24,000	24,537
Under Armour, Inc.
7.25%, 07/15/2030*	15,000	15,014
		82,917
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.20%, 10/27/2028	10,000	10,014
4.90%, 10/06/2029	19,000	19,301
5.45%, 09/06/2034	15,000	15,216

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers (continued)
5.80%, 01/07/2029	$ 28,000	$ 29,193
Hyundai Capital America
4.55%, 09/26/2029*	15,000	15,075
5.35%, 03/19/2029*	22,000	22,633
5.40%, 01/08/2031*	11,000	11,361
5.40%, 06/23/2032*	10,000	10,367
6.38%, 04/08/2030*	4,000	4,269
6.50%, 01/16/2029*	35,000	37,052
		174,481
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	35,000	36,802
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	20,000	20,369
Clarios Global LP / Clarios US Finance Co.
6.75%, 09/15/2032*	15,000	15,555
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	25,000	21,643
Qnity Electronics, Inc.
5.75%, 08/15/2032*	15,000	15,337
6.25%, 08/15/2033*	10,000	10,365
		120,071
Banks — 0.6%
Bank of America Corp.
2.50%, 02/13/2031	42,000	39,120
3.85%, 03/08/2037	121,000	113,950
5.43%, 08/15/2035	51,000	52,159
5.47%, 01/23/2035	16,000	16,667
Bank of Montreal
3.80%, 12/15/2032	13,000	12,846
Citigroup, Inc.
4.45%, 09/29/2027	67,000	67,431
4.50%, 09/11/2031	25,000	25,077
6.17%, 05/25/2034	13,000	13,806
6.63%, 02/15/2031(3)	25,000	25,407
6.88%, 08/15/2030(3)	60,000	62,346
7.13%, 08/15/2029(3)	33,000	34,022
Fifth Third Bancorp
6.34%, 07/27/2029	33,000	34,753
Freedom Mtg. Corp.
12.25%, 10/01/2030*	20,000	22,183
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(3)	6,000	5,914
JPMorgan Chase & Co.
3.65%, 06/01/2026(3)	11,000	10,938
5.14%, 01/24/2031	50,000	51,680
5.50%, 01/24/2036	20,000	20,902
5.58%, 07/23/2036	15,000	15,517
5.72%, 09/14/2033	47,000	49,688
6.07%, 10/22/2027	92,000	93,446
JPMorgan Chase & Co. FRS
5.11%, (TSFR3M+1.26%), 05/15/2077	31,000	27,428
Morgan Stanley
5.12%, 02/01/2029	166,000	169,458
5.23%, 01/15/2031	20,000	20,630
5.30%, 04/20/2037	10,000	10,172
5.94%, 02/07/2039	29,000	30,478
5.95%, 01/19/2038	8,000	8,419
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	57,000	56,494
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.37%, 07/21/2036	$ 10,000	$ 10,285
Truist Financial Corp.
5.71%, 01/24/2035	37,000	38,921
US Bancorp
2.49%, 11/03/2036	58,000	50,621
Wells Fargo & Co.
3.90%, 03/15/2026(3)	20,000	19,938
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	17,524
4.42%, 07/24/2039	30,000	27,845
		1,256,065
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,722
5.25%, 03/02/2030	36,000	37,340
5.65%, 03/02/2053	17,000	16,646
Illumina, Inc.
4.65%, 09/09/2026	22,000	22,071
Royalty Pharma PLC
5.15%, 09/02/2029	25,000	25,692
5.20%, 09/25/2035	20,000	20,101
5.40%, 09/02/2034	27,000	27,657
		171,229
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	30,000	29,692
Builders FirstSource, Inc.
6.38%, 03/01/2034*	15,000	15,509
6.75%, 05/15/2035*	10,000	10,455
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	20,000	15,498
Carlisle Cos., Inc.
5.25%, 09/15/2035	15,000	15,310
JH North America Holdings, Inc.
5.88%, 01/31/2031*	5,000	5,104
6.13%, 07/31/2032*	15,000	15,398
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	30,000	30,756
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	15,000	15,613
6.75%, 03/01/2033*	15,000	15,664
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,741
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	25,000	25,539
6.50%, 08/15/2032*	25,000	25,738
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,581
4.38%, 07/15/2030*	30,000	28,941
		280,539
Chemicals — 0.1%
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	16,729
Cerdia Finanz GmbH
9.38%, 10/03/2031*	20,000	20,675
CF Industries, Inc.
4.95%, 06/01/2043	35,000	31,339
FMC Corp.
8.45%, 11/01/2055	65,000	51,448
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,997

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Rain Carbon, Inc.
12.25%, 09/01/2029*	$ 20,000	$ 20,827
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	30,000	30,007
6.63%, 05/01/2029*	20,000	20,086
Solstice Advanced Materials, Inc.
5.63%, 09/30/2033*	35,000	35,308
WR Grace Holdings LLC
5.63%, 08/15/2029*	15,000	14,278
		248,694
Commercial Services — 0.1%
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	20,000	21,125
9.00%, 05/15/2028*	20,000	20,784
Herc Holdings, Inc.
6.63%, 06/15/2029*	15,000	15,571
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	55,000	56,678
Service Corp. International
3.38%, 08/15/2030	5,000	4,676
United Rentals North America, Inc.
6.13%, 03/15/2034*	20,000	20,833
Veritiv Operating Co.
10.50%, 11/30/2030*	5,000	5,376
		145,043
Computers — 0.1%
CACI International, Inc.
6.38%, 06/15/2033*	30,000	31,040
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,869
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,783
3.75%, 10/01/2030*	40,000	37,932
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	20,115
4.85%, 10/15/2031	24,000	24,241
McAfee Corp.
7.38%, 02/15/2030*	30,000	26,162
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	25,000	25,772
Seagate Technology Holdings PLC
3.13%, 07/15/2029*	10,000	8,804
		200,718
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,707
6.63%, 07/15/2030*	15,000	15,366
Kenvue, Inc.
4.85%, 05/22/2032	5,000	5,113
4.90%, 03/22/2033	65,000	66,326
		106,512
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	19,275
4.00%, 01/15/2028*	10,000	9,932
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Ritchie Bros. Holdings, Inc.
7.75%, 03/15/2031*	$ 15,000	$ 15,682
		44,889
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	153,344
Air Lease Corp.
5.85%, 12/15/2027	5,000	5,140
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	52,210
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	10,000	10,791
Aviation Capital Group LLC
5.13%, 04/10/2030*	35,000	35,537
5.38%, 07/15/2029*	41,000	41,971
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	39,423
Capital One Financial Corp.
4.49%, 09/11/2031	20,000	19,971
7.62%, 10/30/2031	29,000	32,774
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/2030*	25,000	25,500
6.75%, 12/01/2032*	40,000	40,649
Encore Capital Group, Inc.
8.50%, 05/15/2030*	20,000	21,499
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	40,000	42,107
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,227
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	23,000	23,194
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	55,000	55,966
6.75%, 05/01/2033*	60,000	62,628
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	45,003
Jefferson Capital Holdings LLC
8.25%, 05/15/2030*	30,000	31,551
9.50%, 02/15/2029*	30,000	31,506
LPL Holdings, Inc.
5.20%, 03/15/2030	29,000	29,677
6.75%, 11/17/2028	22,000	23,480
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	23,000	23,316
6.50%, 03/26/2031*	26,000	27,806
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,351
OneMain Finance Corp.
5.38%, 11/15/2029	30,000	30,020
6.50%, 03/15/2033	15,000	15,130
7.13%, 11/15/2031	10,000	10,438
7.50%, 05/15/2031	20,000	21,043
Osaic Holdings, Inc.
6.75%, 08/01/2032*	15,000	15,669
8.00%, 08/01/2033*	60,000	62,382
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/2029*	50,000	51,889
PRA Group, Inc.
8.88%, 01/31/2030*	55,000	57,060
Rocket Cos., Inc.
6.38%, 08/01/2033*	40,000	41,705
7.13%, 02/01/2032*	25,000	26,300

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Stonex Escrow Issuer LLC
6.88%, 07/15/2032*	$ 35,000	$ 36,303
		1,260,560
Electric — 0.6%
American Electric Power Co, Inc.
5.80%, 03/15/2056	28,000	27,797
6.05%, 03/15/2056	15,000	14,738
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,798
Appalachian Power Co.
5.80%, 10/01/2035	17,000	17,997
Calpine Corp.
5.00%, 02/01/2031*	10,000	10,156
Commonwealth Edison Co.
5.88%, 02/01/2033	20,000	21,316
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	11,000	9,408
Constellation Energy Generation LLC
6.13%, 01/15/2034	16,000	17,343
6.50%, 10/01/2053	40,000	43,579
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	20,014
DTE Electric Co.
5.25%, 05/15/2035	10,000	10,277
DTE Energy Co.
5.85%, 06/01/2034	23,000	24,525
Duke Energy Corp.
4.85%, 01/05/2029	5,000	5,098
5.80%, 06/15/2054	34,000	33,619
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,849
Eversource Energy
5.45%, 03/01/2028	18,000	18,450
Exelon Corp.
5.15%, 03/15/2029	64,000	65,802
5.63%, 06/15/2035	8,000	8,354
FirstEnergy Transmission LLC
4.55%, 01/15/2030	10,000	10,077
Georgia Power Co.
5.25%, 03/15/2034	24,000	24,778
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	40,075
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	40,000	41,660
5.90%, 03/15/2055	25,000	25,275
Northern States Power Co.
5.05%, 05/15/2035	45,000	45,850
NRG Energy, Inc.
2.45%, 12/02/2027*	28,000	27,058
6.00%, 01/15/2036*	45,000	45,596
6.25%, 11/01/2034*	25,000	25,675
10.25%, 03/15/2028*(3)	20,000	21,837
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	27,000	24,046
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,633
4.95%, 07/01/2050	13,000	10,988
5.55%, 05/15/2029	13,000	13,413
5.90%, 06/15/2032	21,000	21,986
6.75%, 01/15/2053	25,000	26,588
6.95%, 03/15/2034	21,000	23,355
Security Description	Shares or Principal Amount	Value

Electric (continued)
PG&E Corp.
5.25%, 07/01/2030	$ 30,000	$ 29,788
7.38%, 03/15/2055	15,000	15,622
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	20,182
Southern Co.
5.50%, 03/15/2029	5,000	5,189
5.70%, 03/15/2034	29,000	30,530
Southern Power Co.
4.25%, 10/01/2030	10,000	9,973
4.90%, 10/01/2035	15,000	14,838
Talen Energy Supply LLC
6.25%, 02/01/2034*	35,000	35,697
6.50%, 02/01/2036*	35,000	36,193
Virginia Electric & Power Co.
4.90%, 09/15/2035	35,000	34,834
5.05%, 08/15/2034	33,000	33,413
Vistra Corp.
7.00%, 12/15/2026*(3)	10,000	10,175
8.00%, 10/15/2026*(3)	15,000	15,377
Vistra Operations Co. LLC
3.70%, 01/30/2027*	41,000	40,713
4.30%, 07/15/2029*	27,000	26,812
5.00%, 07/31/2027*	10,000	10,023
5.70%, 12/30/2034*	30,000	30,965
6.00%, 04/15/2034*	34,000	35,779
6.88%, 04/15/2032*	25,000	26,336
6.95%, 10/15/2033*	21,000	23,401
7.75%, 10/15/2031*	25,000	26,480
		1,326,330
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,555
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,163
6.38%, 03/15/2033*	40,000	41,764
6.63%, 03/15/2032*	25,000	26,104
		82,586
Electronics — 0.1%
Amphenol Corp.
4.40%, 02/15/2033	35,000	34,632
Imola Merger Corp.
4.75%, 05/15/2029*	25,000	24,676
Sensata Technologies, Inc.
3.75%, 02/15/2031*	40,000	37,539
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	34,182
		131,029
Engineering & Construction — 0.1%
Arcosa, Inc.
6.88%, 08/15/2032*	35,000	36,895
MasTec, Inc.
5.90%, 06/15/2029	46,000	47,924
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	20,000	19,724
6.75%, 01/15/2034*	30,000	30,376
		134,919
Entertainment — 0.1%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	25,000	23,981

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
6.00%, 10/15/2032*	$ 10,000	$ 9,724
7.00%, 02/15/2030*	15,000	15,535
Churchill Downs, Inc.
5.75%, 04/01/2030*	20,000	20,195
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*	20,000	20,203
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,947
7.50%, 09/01/2031*	5,000	5,217
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	10,092
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030*	25,000	26,060
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	24,966
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/2030*	15,000	15,311
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	22,219
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	20,000	14,075
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*	35,000	37,873
		281,398
Environmental Control — 0.0%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,291
GFL Environmental, Inc.
6.75%, 01/15/2031*	5,000	5,246
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,826
Waste Pro USA, Inc.
7.00%, 02/01/2033*	20,000	20,587
Wrangler Holdco Corp.
6.63%, 04/01/2032*	10,000	10,482
		56,432
Food — 0.2%
Chobani Holdco II LLC
8.75%, 10/01/2029*(4)	10,913	11,648
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029*	30,000	31,294
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	46,000	44,291
6.75%, 03/15/2034	38,000	41,982
Kellanova
4.50%, 04/01/2046	5,000	4,405
7.45%, 04/01/2031	6,000	6,865
Kraft Foods Group, Inc.
5.00%, 06/04/2042	30,000	27,528
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	9,133
6.88%, 01/26/2039	10,000	11,171
Mars, Inc.
5.00%, 03/01/2032*	5,000	5,154
5.20%, 03/01/2035*	30,000	30,835
5.65%, 05/01/2045*	20,000	20,160
Security Description	Shares or Principal Amount	Value

Food (continued)
5.70%, 05/01/2055*	$ 35,000	$ 34,864
5.80%, 05/01/2065*	10,000	10,035
Pilgrim's Pride Corp.
3.50%, 03/01/2032	10,000	9,238
US Foods, Inc.
5.75%, 04/15/2033*	20,000	20,372
7.25%, 01/15/2032*	5,000	5,255
		324,230
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,996
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.95%, 06/30/2032*	40,000	41,102
Magnera Corp.
4.75%, 11/15/2029*	10,000	9,246
7.25%, 11/15/2031*	10,000	9,816
Mercer International, Inc.
5.13%, 02/01/2029	15,000	9,567
		69,731
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	21,649
NiSource, Inc.
5.20%, 07/01/2029	41,000	42,270
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	25,000	25,069
		88,988
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	10,000	10,437
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	23,510
Insulet Corp.
6.50%, 04/01/2033*	5,000	5,212
Medline Borrower LP
3.88%, 04/01/2029*	25,000	24,408
5.25%, 10/01/2029*	30,000	30,162
		93,729
Healthcare-Services — 0.2%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	42,264
9.75%, 01/15/2034*	25,000	26,258
10.88%, 01/15/2032*	27,000	29,469
Concentra Health Services, Inc.
6.88%, 07/15/2032*	25,000	26,145
DaVita, Inc.
6.75%, 07/15/2033*	5,000	5,184
6.88%, 09/01/2032*	60,000	62,458
HCA, Inc.
3.63%, 03/15/2032	11,000	10,390
4.50%, 02/15/2027	3,000	3,007
4.60%, 11/15/2032	15,000	14,864
5.60%, 04/01/2034	13,000	13,558
6.00%, 04/01/2054	19,000	18,889
Humana, Inc.
5.75%, 03/01/2028	46,000	47,427
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	57,470

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Tenet Healthcare Corp.
6.00%, 11/15/2033*	$ 15,000	$ 15,444
6.13%, 06/15/2030	40,000	40,932
		413,759
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	25,000	25,020
DR Horton, Inc.
5.00%, 10/15/2034	35,000	35,403
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031*	10,000	10,206
8.38%, 10/01/2033*	15,000	15,244
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	31,292
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	20,121
5.75%, 01/15/2028*	10,000	10,179
5.75%, 11/15/2032*	5,000	5,144
Toll Brothers Finance Corp.
3.80%, 11/01/2029	23,000	22,622
4.35%, 02/15/2028	20,000	20,065
		195,296
Housewares — 0.0%
Newell Brands, Inc.
6.38%, 05/15/2030	10,000	9,766
6.63%, 05/15/2032	10,000	9,701
		19,467
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	30,000	31,249
8.50%, 06/15/2029*	30,000	31,393
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	35,000	34,969
7.00%, 01/15/2031*	35,000	36,312
7.38%, 10/01/2032*	20,000	20,737
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	20,000	20,466
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/2032*	30,000	31,128
Athene Global Funding
5.32%, 11/13/2031*	30,000	30,415
5.53%, 07/11/2031*	46,000	47,140
5.54%, 08/22/2035*	15,000	15,050
Athene Holding, Ltd.
6.25%, 04/01/2054	11,000	10,697
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,719
4.30%, 05/15/2043	25,000	22,226
Brown & Brown, Inc.
4.90%, 06/23/2030	36,000	36,498
5.25%, 06/23/2032	13,000	13,294
5.55%, 06/23/2035	17,000	17,431
CNA Financial Corp.
5.13%, 02/15/2034	24,000	24,140
CNO Financial Group, Inc.
5.25%, 05/30/2029	15,000	15,217
CNO Global Funding
4.95%, 09/09/2029*	5,000	5,075
Security Description	Shares or Principal Amount	Value

Insurance (continued)
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	$ 28,000	$ 29,170
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,481
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	37,494
MetLife, Inc.
6.40%, 12/15/2066	37,000	38,820
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	16,000	18,347
		585,468
Internet — 0.1%
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*	65,000	60,788
Meta Platforms, Inc.
5.55%, 08/15/2064	23,000	21,335
Netflix, Inc.
5.88%, 11/15/2028	10,000	10,514
Wayfair LLC
6.75%, 11/15/2032*	30,000	30,842
7.25%, 10/31/2029*	25,000	26,092
		149,571
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	82,000	81,994
7.00%, 01/15/2027	5,000	5,123
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	22,605
		109,722
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	41,746
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,160
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	20,000	20,500
7.63%, 01/15/2034*	15,000	15,675
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,804
Mineral Resources, Ltd.
7.00%, 04/01/2031*	10,000	10,428
United States Steel Corp.
6.65%, 06/01/2037	10,000	10,573
		125,886
Leisure Time — 0.3%
Brunswick Corp.
2.40%, 08/18/2031	27,000	23,645
5.85%, 03/18/2029	23,000	23,792
Carnival Corp.
4.00%, 08/01/2028*	73,000	71,925
5.13%, 05/01/2029*	70,000	70,776
5.75%, 03/15/2030*	60,000	61,705
5.75%, 08/01/2032*	75,000	76,971
5.88%, 06/15/2031*	25,000	25,822
6.13%, 02/15/2033*	35,000	36,141
NCL Corp., Ltd.
6.25%, 09/15/2033*	10,000	9,996
6.75%, 02/01/2032*	10,000	10,239
7.75%, 02/15/2029*	15,000	15,967

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
5.63%, 09/30/2031*	$ 15,000	$ 15,335
6.00%, 02/01/2033*	40,000	41,098
6.25%, 03/15/2032*	5,000	5,174
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,058
9.13%, 07/15/2031*	25,000	26,771
		525,415
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	34,194
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	45,000	46,054
Hyatt Hotels Corp.
5.25%, 06/30/2029(2)	25,000	25,734
Hyatt Hotels Corp.
5.38%, 12/15/2031(2)	20,000	20,600
Station Casinos LLC
6.63%, 03/15/2032*	15,000	15,355
		141,937
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,595
4.60%, 05/15/2028	36,000	36,441
Terex Corp.
5.00%, 05/15/2029*	15,000	14,949
6.25%, 10/15/2032*	15,000	15,389
Vertiv Group Corp.
4.13%, 11/15/2028*	77,000	76,054
		150,428
Machinery-Diversified — 0.0%
Chart Industries, Inc.
9.50%, 01/01/2031*	10,000	10,614
Regal Rexnord Corp.
6.05%, 04/15/2028	85,000	87,930
		98,544
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,783
4.75%, 03/01/2030*	85,000	81,179
4.75%, 02/01/2032*	25,000	22,849
5.38%, 06/01/2029*	50,000	49,436
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	34,635
3.50%, 06/01/2041	15,000	10,669
5.85%, 12/01/2035	15,000	14,964
Directv Financing LLC
8.88%, 02/01/2030*	20,000	20,269
8.88%, 02/01/2030*	20,000	20,236
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	5,000	5,029
10.00%, 02/15/2031*	20,000	20,441
Discovery Communications LLC
4.13%, 05/15/2029	25,000	24,160
EW Scripps Co.
9.88%, 08/15/2030*	45,000	44,941
Gray Media, Inc.
5.38%, 11/15/2031*	25,000	18,747
Security Description	Shares or Principal Amount	Value

Media (continued)
7.25%, 08/15/2033*	$ 10,000	$ 10,218
9.63%, 07/15/2032*	35,000	36,322
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	10,052
7.38%, 09/01/2031*	35,000	36,927
8.00%, 08/01/2029*	30,000	30,314
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	14,891
Paramount Global
3.70%, 06/01/2028	9,000	8,792
4.20%, 06/01/2029	18,000	17,537
4.95%, 01/15/2031	20,000	19,232
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	55,000	57,444
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	45,000	41,442
4.00%, 07/15/2028*	5,000	4,888
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	71,000	81,929
Univision Communications, Inc.
9.38%, 08/01/2032*	20,000	21,496
		772,822
Metal Fabricate/Hardware — 0.0%
TMS International Corp.
6.25%, 04/15/2029*	25,000	24,160
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	20,870
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,217
Glencore Funding LLC
2.50%, 09/01/2030*	24,000	21,991
6.38%, 10/06/2030*	29,000	31,209
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	20,000	20,263
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,672
4.75%, 01/30/2030*	15,000	14,490
6.38%, 08/15/2033*	30,000	30,413
6.88%, 01/30/2030*	20,000	20,767
		180,892
Miscellaneous Manufacturing — 0.0%
Avient Corp.
6.25%, 11/01/2031*	10,000	10,279
Axon Enterprise, Inc.
6.13%, 03/15/2030*	15,000	15,485
6.25%, 03/15/2033*	15,000	15,605
		41,369
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	24,069
Oil & Gas — 0.3%
Aker BP ASA
5.80%, 10/01/2054*	75,000	68,190
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029	14,000	14,358
7.20%, 01/15/2032	37,000	41,513
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,202

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Crescent Energy Finance LLC
8.38%, 01/15/2034*	$ 35,000	$ 34,767
Devon Energy Corp.
7.95%, 04/15/2032	20,000	23,304
Expand Energy Corp.
6.75%, 04/15/2029*	55,000	55,322
Hilcorp Energy I LP/Hilcorp Finance Co.
8.38%, 11/01/2033*	20,000	20,421
Matador Resources Co.
6.50%, 04/15/2032*	30,000	30,425
Nabors Industries, Inc.
8.88%, 08/15/2031*	35,000	33,953
Occidental Petroleum Corp.
5.20%, 08/01/2029	28,000	28,700
6.20%, 03/15/2040	55,000	55,850
7.50%, 05/01/2031	11,000	12,377
SM Energy Co.
6.75%, 09/15/2026	10,000	10,015
Sunoco LP
6.25%, 07/01/2033*	35,000	35,851
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	34,658
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	3,616	3,703
Transocean International, Ltd.
6.80%, 03/15/2038	30,000	25,800
7.88%, 10/15/2032*	5,000	5,222
8.75%, 02/15/2030*	33,750	35,266
Viper Energy Partners LLC
4.90%, 08/01/2030	18,000	18,206
5.70%, 08/01/2035	31,000	31,636
Vital Energy, Inc.
7.88%, 04/15/2032*	25,000	24,632
		646,371
Oil & Gas Services — 0.0%
Kodiak Gas Services LLC
6.50%, 10/01/2033*	15,000	15,318
6.75%, 10/01/2035*	10,000	10,282
7.25%, 02/15/2029*	25,000	26,009
Weatherford International, Ltd.
6.75%, 10/15/2033*	25,000	25,603
8.63%, 04/30/2030*	11,000	11,275
		88,487
Packaging & Containers — 0.1%
AptarGroup, Inc.
4.75%, 03/30/2031	20,000	20,141
Berry Global, Inc.
1.57%, 01/15/2026	30,000	29,970
1.65%, 01/15/2027	48,000	46,729
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	25,000	25,707
Graham Packaging Co., Inc.
7.13%, 08/15/2028*	30,000	30,026
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,568
Mauser Packaging Solutions
7.88%, 04/15/2030*	20,000	19,842
9.25%, 04/15/2030*	25,000	24,000
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
WestRock MWV LLC
7.95%, 02/15/2031	$ 1,000	$ 1,144
8.20%, 01/15/2030	20,000	22,758
		229,885
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	12,000	12,332
CVS Health Corp.
4.78%, 03/25/2038	48,000	45,308
5.00%, 09/15/2032	39,000	39,806
7.00%, 03/10/2055	35,000	36,717
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	15,000	15,854
Merck & Co, Inc.
4.75%, 12/04/2035	15,000	14,944
Novartis Capital Corp.
4.10%, 11/05/2030	65,000	64,931
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	63,000	63,668
5.30%, 05/19/2053	26,000	24,619
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	202,260
Wyeth LLC
5.95%, 04/01/2037	8,000	8,607
Zoetis, Inc.
2.00%, 05/15/2030	85,000	77,764
5.00%, 08/17/2035	37,000	37,405
		644,215
Pipelines — 0.4%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	30,394
4.50%, 10/01/2029	51,000	51,107
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	22,215
DT Midstream, Inc.
5.80%, 12/15/2034*	45,000	46,701
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	7,000	6,771
5.80%, 01/15/2035	18,000	19,006
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	21,000	25,213
Enbridge, Inc.
4.25%, 12/01/2026	11,000	11,021
Energy Transfer LP
5.25%, 07/01/2029	61,000	62,774
6.50%, 02/01/2042	2,000	2,106
6.63%, 02/15/2028(3)	80,000	79,594
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/2033*	40,000	40,730
Hess Midstream Operations LP
6.50%, 06/01/2029*	5,000	5,164
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,669
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	13,919
Kinetik Holdings LP
5.88%, 06/15/2030*	45,000	45,403
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	33,000	33,475
5.58%, 10/01/2034	18,000	18,178

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	$ 17,000	$ 17,104
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036*	20,000	20,136
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	56,000	56,695
Venture Global LNG, Inc.
8.38%, 06/01/2031*	35,000	34,805
9.00%, 09/30/2029*(3)	25,000	19,743
9.50%, 02/01/2029*	20,000	20,730
9.88%, 02/01/2032*	20,000	20,661
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	10,000	10,242
6.75%, 01/15/2036*	25,000	25,607
7.50%, 05/01/2033*	5,000	5,403
7.75%, 05/01/2035*	5,000	5,475
Williams Cos., Inc.
5.60%, 03/15/2035	30,000	31,199
		787,240
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	29,000	28,401
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	15,931
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	32,275
3.13%, 01/15/2027	76,000	75,278
4.70%, 12/15/2032	10,000	10,002
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	35,000	33,851
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,889
3.80%, 02/15/2028	31,000	30,753
4.75%, 05/15/2047	5,000	4,341
4.90%, 09/01/2029	23,000	23,357
EPR Properties
4.50%, 06/01/2027	11,000	11,017
Equinix, Inc.
3.20%, 11/18/2029	48,000	46,077
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	17,000	15,381
6.75%, 12/01/2033	29,000	31,519
Iron Mountain, Inc.
6.25%, 01/15/2033*	50,000	50,418
Millrose Properties, Inc.
6.38%, 08/01/2030*	50,000	51,161
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*	50,000	53,397
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	30,000	31,113
6.50%, 06/15/2033*	15,000	15,593
7.25%, 07/15/2028*	10,000	10,312
VICI Properties LP
5.13%, 11/15/2031	5,000	5,065
5.75%, 04/01/2034	34,000	35,088
Security Description	Shares or Principal Amount	Value

REITS (continued)
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	$ 12,000	$ 11,921
3.88%, 02/15/2029*	28,000	27,456
4.50%, 01/15/2028*	33,000	33,066
XHR LP
6.63%, 05/15/2030*	10,000	10,321
		662,651
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	23,810
7-Eleven, Inc.
1.30%, 02/10/2028*	68,000	64,175
1.80%, 02/10/2031*	8,000	7,005
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	28,421
3.55%, 07/26/2027*	30,000	29,789
Bath & Body Works, Inc.
6.88%, 11/01/2035	40,000	40,467
Carvana Co.
9.00%, 06/01/2031*(4)	21,400	24,148
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	25,000	22,979
4.10%, 01/15/2052	30,000	21,920
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	33,277
FirstCash, Inc.
6.88%, 03/01/2032*	55,000	57,211
QXO Building Products, Inc.
6.75%, 04/30/2032*	45,000	46,999
White Cap Supply Holdings LLC
7.38%, 11/15/2030*	20,000	20,689
		420,890
Semiconductors — 0.0%
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	29,683
Intel Corp.
4.15%, 08/05/2032	55,000	53,033
Marvell Technology, Inc.
4.75%, 07/15/2030	10,000	10,131
		92,847
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	29,910
Cloud Software Group, Inc.
6.50%, 03/31/2029*	20,000	20,262
9.00%, 09/30/2029*	15,000	15,623
MSCI, Inc.
3.63%, 09/01/2030*	67,000	63,996
Oracle Corp.
3.65%, 03/25/2041	29,000	21,156
4.45%, 09/26/2030	15,000	14,675
4.80%, 09/26/2032	25,000	24,135
Paychex, Inc.
5.10%, 04/15/2030	45,000	46,328
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	19,600
Synopsys, Inc.
5.15%, 04/01/2035	35,000	35,572
5.70%, 04/01/2055	5,000	4,960

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
UKG, Inc.
6.88%, 02/01/2031*	$ 30,000	$ 30,816
		327,033
Telecommunications — 0.3%
APLD ComputeCo LLC
9.25%, 12/15/2030*	60,000	58,854
AT&T, Inc.
2.55%, 12/01/2033	46,000	39,260
4.75%, 05/15/2046	5,000	4,332
Cipher Compute LLC
7.13%, 11/15/2030*	100,000	101,848
CommScope LLC
7.13%, 07/01/2028*	15,000	15,059
EchoStar Corp.
10.75%, 11/30/2029	35,000	38,703
Frontier Communications Holdings LLC
8.75%, 05/15/2030*	15,000	15,664
Motorola Solutions, Inc.
2.30%, 11/15/2030	8,000	7,266
4.85%, 08/15/2030	9,000	9,183
5.20%, 08/15/2032	32,000	32,993
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	22,612
7.00%, 04/15/2055	45,000	47,079
7.13%, 04/15/2055	25,000	26,325
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	45,071
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	9,282
3.38%, 04/15/2029	33,000	32,162
3.75%, 04/15/2027	15,000	14,953
3.88%, 04/15/2030	7,000	6,884
4.95%, 11/15/2035	15,000	14,913
5.05%, 07/15/2033	15,000	15,307
6.70%, 12/15/2033	35,000	39,235
Verizon Communications, Inc.
3.70%, 03/22/2061	33,000	22,268
4.75%, 01/15/2033	25,000	24,980
5.88%, 11/30/2055	10,000	9,880
Viasat, Inc.
7.50%, 05/30/2031*	15,000	14,262
WULF Compute LLC
7.75%, 10/15/2030*	30,000	30,907
		699,282
Transportation — 0.0%
Beacon Mobility Corp.
7.25%, 08/01/2030*	15,000	15,688
Burlington Northern Santa Fe LLC
5.55%, 03/15/2056	15,000	14,786
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	40,000	41,893
		72,367
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	40,000	40,212
Security Description	Shares or Principal Amount	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	$ 10,000	$ 9,932
		50,144
Total Corporate Bonds & Notes (cost $15,793,790)		15,992,479
CONVERTIBLE BONDS & NOTES — 0.0%
Food — 0.0%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	22,743
Post Holdings, Inc.
2.50%, 08/15/2027	15,000	16,140
		38,883
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	8,047
Software — 0.0%
Guidewire Software, Inc.
1.25%, 11/01/2029	22,000	24,189
Total Convertible Bonds & Notes (cost $66,953)		71,119
LOANS(5)(6)(7) — 0.2%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
7.83%, (TSFR1M+4.00%), 08/23/2028	10,854	10,860
Apparel — 0.0%
Beach Acquisition Bidco LLC FRS
6.92%, (TSFR3M+3.25%), 09/12/2032	1,264	1,273
Auto Parts & Equipment — 0.0%
Dexko Global, Inc. FRS
7.58%, (TSFR1M+3.75%), 10/04/2038	14,795	14,663
Chemicals — 0.1%
Hexion Holdings Corp. FRS
11.25% , (TSFR1M+7.44%), 03/15/2030	8,824	8,548
Nouryon Finance BV FRS
7.04% , (TSFR1M+3.25%), 04/03/2028	20,590	20,581
7.16% , (TSFR3M+3.25%), 04/03/2028	9,801	9,813
Vibrantz Technologies, Inc. FRS
8.33% , (TSFR3M+4.25%), 04/23/2029	9,659	5,353
		44,295
Commercial Services — 0.0%
Veritiv Operating Co. FRS
7.67%, (TSFR3M+4.00%), 12/02/2030	17,000	16,982
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
6.78%, (TSFR1M+3.00%), 06/27/2031	14,850	14,869
Entertainment — 0.0%
Scientific Games Holdings LP FRS
6.93%, (TSFR3M+3.00%), 04/04/2029	9,850	9,668
Environmental Control — 0.0%
Filtration Group Corp, FRS
6.47%, (TSFR1M+2.75%), 10/21/2038	9,552	9,596
Food — 0.0%
Froneri Lux FinCo SARL FRS
6.37%, (TSFR1M+2.50%), 09/30/2032	23,282	23,268

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
7.97% , (TSFR1M+4.25%), 01/15/2031	$ 23,510	$ 23,598
Medline Borrower LP FRS
5.47% , (TSFR1M+1.75%), 10/23/2028	2,520	2,527
		26,125
Lodging — 0.0%
Fertitta Entertainment LLC FRS
6.97%, (TSFR1M+3.25%), 01/27/2037	4,961	4,959
Media — 0.0%
Directv Financing LLC FRS
9.35%, (TSFR3M+5.25%), 08/02/2029	22,481	22,541
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
9.02%, (TSFR6M+4.73%), 02/12/2026	15,974	2,556
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. FRS
9.97% , (TSFR1M+6.25%), 10/08/2030	14,925	14,545
Endo Finance Holdings, Inc. FRS
7.47% , (TSFR1M+3.75%), 04/23/2031	29,625	29,375
		43,920
REITS — 0.0%
Apollo Commercial Real Estate Finance, Inc. FRS
6.99%, (TSFR1M+3.25%), 06/13/2030	2,985	3,007
Retail — 0.0%
IRB Holding Corp. FRS
6.22% , (TSFR1M+2.50%), 12/15/2027	7,316	7,329
LBM Acquisition LLC FRS
7.58% , (TSFR1M+3.75%), 06/06/2031	9,825	9,198
White Cap Buyer LLC FRS
6.97% , (TSFR1M+3.25%), 10/19/2029	19,284	19,357
		35,884
Software — 0.0%
Cloud Software Group, Inc. FRS
6.92% , (TSFR3M+3.25%), 08/13/2032	1,512	1,513
Idera, Inc. FRS
7.35% , (TSFR3M+3.50%), 03/02/2028	19,699	18,326
Rocket Software, Inc. FRS
7.47% , (TSFR1M+3.75%), 11/28/2028	18,669	18,656
UKG, Inc. FRS
6.34% , (TSFR1M+2.50%), 02/10/2031	4,938	4,940
		43,435
Telecommunications — 0.0%
CommScope, Inc. FRS
8.47% , (TSFR1M+4.75%), 12/17/2029	25,000	25,019
Connect Finco SARL FRS
8.22% , (TSFR1M+4.50%), 09/27/2032	9,763	9,738
		34,757
Total Loans (cost $380,753)		362,658
ASSET BACKED SECURITIES — 0.1%
Auto Loan Receivables — 0.1%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	91,000	92,170
Security Description	Shares or Principal Amount	Value

Commercial and Residential — 0.0%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.52%, (SOFR30A+1.60%), 05/20/2054*	$ 29,915	$ 30,012
Home Equity — 0.0%
JPMorgan Mtg. Trust VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(8)	52,887	53,301
Total Asset Backed Securities (cost $174,041)		175,483
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Commercial and Residential — 0.9%
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	24,118
BBCMS Mtg. Trust VRS
Series 2023-C20, Class XB 0.59%, 07/15/2056(8)(9)	1,187,000	40,273
Series 2025-5C34, Class XA 1.17%, 05/15/2058(8)(9)	1,549,621	70,713
Benchmark Mtg. Trust
Series 2019-B13, Class A2 2.89%, 08/15/2057	22,541	21,797
BMO Mtg. Trust VRS
Series 2025-5C10, Class XA 1.35%, 05/15/2058(8)(9)	1,065,895	53,542
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.32%, 08/10/2049(8)(9)	222,832	352
Chase Home Lending Mtg. Trust FRS
Series 2025-7, Class A11 5.27%, (SOFR30A+1.40%), 05/25/2056*	20,689	20,751
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(8)	38,000	37,347
Series 2014-GC21, Class C 4.78%, 05/10/2047(8)	8,912	8,712
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 5.93%, 05/25/2035(8)	2,656	2,619
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	52,918	51,067
Commercial Mtg. Trust VRS
Series 2014-UBS4, Class XA 0.74%, 08/10/2047(8)(9)	112,603	379
Series 2014-CR15, Class B 3.91%, 02/10/2047(8)	24,026	23,628
Series 2014-UBS6, Class C 4.41%, 12/10/2047(8)	6,780	6,695
Series 2014-CR17, Class C 4.87%, 05/10/2047(8)	68,000	62,949
Connecticut Avenue Securities Trust FRS
Series 2025-R06, Class 1A1 4.77%, (SOFR30A+0.90%), 09/25/2045*	36,089	36,114
Series 2025-R01, Class 1A1 4.82%, (SOFR30A+0.95%), 01/25/2045*	24,129	24,129
Series 2022-R01, Class 1M1 4.87%, (SOFR30A+1.00%), 12/25/2041*	1,017	1,017
Series 2025-R02, Class 1A1 4.87%, (SOFR30A+1.00%), 02/25/2045*	16,310	16,335
Series 2025-R04, Class 1A1 4.87%, (SOFR30A+1.00%), 05/25/2045*	18,563	18,581

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2024-R06, Class 1M1 4.92%, (SOFR30A+1.05%), 09/25/2044*	$ 711	$ 711
Series 2025-R01, Class 1M1 4.97%, (SOFR30A+1.10%), 01/25/2045*	15,870	15,875
Series 2024-R06, Class 1A1 5.02%, (SOFR30A+1.15%), 09/25/2044*	21,729	21,770
Series 2025-R02, Class 1M1 5.02%, (SOFR30A+1.15%), 02/25/2045*	31,497	31,541
Series 2025-R04, Class 1M1 5.07%, (SOFR30A+1.20%), 05/25/2045*	45,903	46,008
Series 2025-R03, Class 2A1 5.32%, (SOFR30A+1.45%), 03/25/2045*	9,586	9,632
Series 2022-R05, Class 2M1 5.77%, (SOFR30A+1.90%), 04/25/2042*	1,638	1,640
Series 2022-R09, Class 2M1 6.37%, (SOFR30A+2.50%), 09/25/2042*	3,408	3,454
Series 2018-C04, Class 2M2 6.54%, (SOFR30A+2.66%), 12/25/2030	16,717	17,166
Series 2017-C02, Class 2M2C 7.64%, (SOFR30A+3.76%), 09/25/2029	13,794	14,091
Series 2016-C04, Class 1M2 8.24%, (SOFR30A+4.36%), 01/25/2029	36,136	36,791
Series 2016-C07, Class 2M2 8.34%, (SOFR30A+4.46%), 05/25/2029	40,647	41,582
Series 2016-C05, Class 2M2 8.44%, (SOFR30A+4.56%), 01/25/2029	32,963	33,396
Series 2016-C03, Class 2M2 9.89%, (SOFR30A+6.01%), 10/25/2028	540	548
Series 2016-C02, Class 1M2 9.99%, (SOFR30A+6.11%), 09/25/2028	2,896	2,915
Series 2016-C01, Class 1M2 10.74%, (SOFR30A+6.86%), 08/25/2028	2,112	2,132
Series 2016-C01, Class 2M2 10.94%, (SOFR30A+7.06%), 08/25/2028	3,261	3,292
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.18%, 09/15/2039*(8)(9)	12	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	49,000	44,437
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	42,597
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class C 3.83%, 04/15/2050(8)	34,000	30,873
Series 2016-C7, Class AS 3.96%, 11/15/2049(8)	64,000	63,123
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(8)	54,000	53,056
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.35%, 08/10/2044*(8)	90,059	86,881
Federal Home Loan Mtg, Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA4, Class M1 4.97%, (SOFR30A+1.10%), 10/25/2045*	23,577	23,596
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA3, Class M1 4.97%, (SOFR30A+1.10%), 09/25/2045*	42,362	42,431
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2017-C06, Class 2M2 6.79%, (SOFR30A+2.91%), 02/25/2030	$ 14,788	$ 15,008
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(8)	16,908	16,358
Series 2014-C23, Class B 4.54%, 09/15/2047(8)	97,000	94,060
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2012-C6, Class D 4.96%, 05/15/2045(8)	11,232	11,187
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 5.12%, (SOFR30A+1.25%), 06/25/2055*	23,855	23,821
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(8)	45,000	42,305
Series 2016-C32, Class AS 3.99%, 12/15/2049(8)	91,000	90,056
Series 2012-C5, Class E 4.64%, 08/15/2045*(8)	55,464	54,287
Series 2013-C12, Class C 4.70%, 10/15/2046(8)	10,671	10,137
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 3.88%, 11/15/2049(8)	15,000	13,601
OBX Trust
Series 2023-NQM8, Class A1 7.05%, 09/25/2063*(10)	73,700	74,439
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	79,641
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,634
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	37,006
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	47,164
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	45,965
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(8)	44,000	40,283
Series 2015-LC20, Class C 4.06%, 04/15/2050(8)	13,865	13,380
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(8)	18,735	18,683
Series 2012-C10, Class C 4.31%, 12/15/2045(8)	18,000	15,840
Series 2011-C3, Class D 5.85%, 03/15/2044*(8)	8,560	3,082
		1,964,593
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. REMIC FRS
7.57%, (-3.00*SOFR30A+19.52%), 03/15/2035(11)	5,031	5,256
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA1, Class A1 4.82%, (SOFR30A+0.95%), 01/25/2045*	48,950	48,950

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-DNA2, Class M1A 5.17%, (SOFR30A+1.30%), 02/25/2042*	$ 15,885	$ 15,891
Series 2021-DNA6, Class M2 5.37%, (SOFR30A+1.50%), 10/25/2041*	10,400	10,429
Series 2021-DNA5, Class M2 5.52%, (SOFR30A+1.65%), 01/25/2034*	3,984	3,996
Series 2021-DNA7, Class M2 5.67%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,380
Series 2023-HQA3, Class A1 5.72%, (SOFR30A+1.85%), 11/25/2043*	13,046	13,164
Series 2023-HQA3, Class M1 5.72%, (SOFR30A+1.85%), 11/25/2043*	4,465	4,490
Series 2023-HQA2, Class M1A 5.87%, (SOFR30A+2.00%), 06/25/2043*	2,599	2,604
Series 2022-DNA6, Class M1A 6.02%, (SOFR30A+2.15%), 09/25/2042*	2,445	2,458
Series 2022-DNA5, Class M1A 6.82%, (SOFR30A+2.95%), 06/25/2042*	43,231	44,043
Federal National Mtg. Assoc. REMIC FRS
Series 2024-98, Class FA 5.02%, (SOFR30A+1.15%), 12/25/2053	95,226	95,526
Series 2024-89, Class FA 5.07%, (SOFR30A+1.20%), 12/25/2054	154,365	154,891
Government National Mtg. Assoc. VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(8)(9)	721,435	45,335
Government National Mtg. Assoc. REMIC FRS
Series 2024-78, Class QF 5.02%, (SOFR30A+1.10%), 05/20/2054	159,783	160,635
		659,048
Total Collateralized Mortgage Obligations (cost $2,674,597)		2,623,641
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.7%
U.S. Government — 3.1%
United States Treasury Bonds
1.88%, 02/15/2051	480,000	268,237
2.00%, 08/15/2051	380,000	217,684
2.75%, 08/15/2042(12)	1,790,000	1,381,726
2.88%, 05/15/2052	90,000	62,887
3.00%, 02/15/2049	320,000	235,725
3.38%, 11/15/2048	100,000	79,121
3.63%, 02/15/2053	100,000	80,961
United States Treasury Notes
0.50%, 02/28/2026	650,000	646,616
1.50%, 02/15/2030	660,000	606,220
1.63%, 05/15/2026 to 09/30/2026	1,710,000	1,691,091
2.38%, 03/31/2029	470,000	452,816
3.38%, 05/15/2033	100,000	96,137
3.88%, 08/15/2033	710,000	704,093
		6,523,314
U.S. Government Agency — 3.6%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	849,251	732,973
3.00%, 08/01/2052	852,578	768,009
3.50%, 06/01/2052	852,151	794,497
5.50%, 06/01/2035	782	804
7.50%, 10/01/2029	402	412
Federal National Mtg. Assoc.
1.50%, 11/01/2041	495,553	417,883
2.00%, 09/01/2050	874,247	714,458
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.50%, 11/01/2051	$1,763,031	$ 1,515,246
3.00%, 09/01/2046 to 10/01/2046	191,891	174,204
5.28%, 12/01/2028	40,000	41,346
6.00%, 06/01/2036	291	303
6.50%, 07/01/2036 to 11/01/2036	17,542	18,495
7.00%, 06/01/2033 to 04/01/2035	2,238	2,350
Government National Mtg. Assoc.
3.00%, 11/20/2051	750,142	669,711
3.50%, 05/20/2052	910,725	825,561
4.00%, 03/20/2053	854,903	814,597
6.00%, 11/20/2053	19,194	19,908
6.50%, 08/20/2037 to 09/20/2037	4,854	5,243
		7,516,000
Total U.S. Government & Agency Obligations (cost $14,327,010)		14,039,314
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	27,486
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	15,016
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	35,000
Total Municipal Securities (cost $70,119)		77,502
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Core MSCI Emerging Markets ETF	698	46,919
SPDR S&P 500 Trust ETF	801	546,218
SPDR S&P MidCap 400 Trust ETF	121	72,997
Xtrackers Harvest CSI 300 China A-Shares ETF	5,555	182,482
Total Unaffiliated Investment Companies (cost $822,126)		848,616
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1) (cost $4)	20,000	2
Total Long-Term Investment Securities (cost $157,228,136)		203,554,247
SHORT-TERM INVESTMENTS — 1.4%
Sovereign — 1.4%
Federal Home Loan Bank Disc. Notes
3.50%, 01/02/2026 (cost $3,086,700)	3,087,000	3,086,398

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.9%
Agreement with Bank of America Securities, Inc., bearing interest at 3.82% dated 12/31/2025, to be repurchased 01/02/2026 in the amount of $4,000,849 and collateralized by $4,106,000 of United States Treasury Notes, bearing interest at 3.13% due 08/31/2029 and having an approximate value of $4,083,483 (cost $4,000,000)	$4,000,000	$ 4,000,000
TOTAL INVESTMENTS (cost $164,314,836)	99.8%	210,640,645
Other assets less liabilities	0.2	319,054
NET ASSETS	100.0%	$210,959,699
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $9,730,039 representing 4.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Domo, Inc., Class B	07/07/25	1,727	$26,081	$14,559	$8.43	0.0%
Hologic, Inc.	12/12/24, 02/14/25, 04/24/25, 05/21/25, 09/15/25	1,637	97,430	121,940	74.49	0.1
Mativ Holdings, Inc.	12/10/24, 01/14/25, 02/13/25, 03/21/25, 04/25/25, 08/13/25	707	5,589	8,590	12.15	0.0
Peabody Energy Corp.	07/07/25	1,809	26,161	53,727	29.70	0.0
Reckitt Benckiser Group PLC	02/19/25, 04/16/25, 12/11/25	3,809	277,264	308,381	80.96	0.2
Corporate Bonds & Notes
Hyatt Hotels Corp. 5.25%, 06/30/2029	11/18/24	$25,000	25,055	25,734	102.94	0.0
Hyatt Hotels Corp. 5.38%, 12/15/2031	11/18/24	20,000	19,956	20,600	103.00	0.0
				$553,531		0.3%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Interest Only
(10)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2025.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2025.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Total Return Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Etihad Etisalat Co.	Less than 1-Month SOFR + 1.000%	Monthly	06/23/2026	$112,496	$—	$ (3)	$ (3)
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000	Monthly	06/23/2026	219,837	—	(1,015)	(1,015)
Bank of America, N.A.	Pay	Rasan Information Technology Co.	Less than 1-Month SOFR + 1.000	Monthly	06/23/2026	36,793	—	(1,258)	(1,258)
Bank of America, N.A.	Pay	Rasan Information Technology Co.	Less than 1-Month SOFR + 1.000	Monthly	06/23/2026	36,793	—	(1,258)	(1,258)
							$—	$(3,534)	$(3,534)
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	MSCI EAFE Index	March 2026	$ 2,449,545	$ 2,466,785	$ 17,240
19	Long	MSCI Emerging Markets Index	March 2026	1,301,263	1,340,831	39,568
19	Short	E-Mini Russell 2000 Index	March 2026	2,426,538	2,373,101	53,437
90	Short	U.S. Treasury 10 Year Notes	March 2026	10,184,875	10,119,375	65,500
5	Short	U.S. Treasury Ultra 10 Year Notes	March 2026	579,966	575,078	4,888
						$180,633
						Unrealized (Depreciation)
15	Long	U.S. Treasury 2 Year Notes	March 2026	$3,132,164	$3,131,836	$ (328)
25	Long	U.S. Treasury 5 Year Notes	March 2026	2,740,475	2,732,618	(7,857)
3	Long	U.S. Treasury Long Bonds	March 2026	348,195	346,781	(1,414)
5	Long	U.S. Treasury Ultra Bonds	March 2026	599,183	590,000	(9,183)
						$(18,782)
		Net Unrealized Appreciation (Depreciation)				$161,851
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	1,709,300	USD	312,829	01/05/2026	$ 899	$ —
	BRL	1,544,600	USD	274,874	03/06/2026	—	(3,152)
	HKD	183,500	USD	23,617	02/11/2026	9	—
	HUF	10,306,600	USD	31,483	03/17/2026	117	—
	USD	37,197	AUD	55,800	01/14/2026	43	—
	USD	309,214	BRL	1,709,300	01/05/2026	2,717	—
	USD	229,776	CHF	180,500	03/17/2026	—	(190)
	USD	137,963	DKK	871,700	03/17/2026	—	(241)
	USD	237,507	EUR	201,100	03/17/2026	—	(388)
	USD	135,970	GBP	101,700	03/17/2026	1,092	—
	USD	206,733	JPY	31,653,300	02/12/2026	—	(3,993)
	USD	35,479	MXN	659,600	01/14/2026	1,120	—
	USD	5,526	NOK	55,700	03/17/2026	—	(1)
	USD	4,670	PLN	16,800	03/17/2026	8	—
	USD	48,934	ZAR	858,500	01/14/2026	2,879	—
						8,884	(7,965)
Barclays Bank PLC	JPY	756,200	USD	4,939	02/12/2026	95	—
	NZD	43,900	USD	25,237	01/14/2026	—	(47)
	USD	48,850	AUD	74,400	01/14/2026	804	—
	USD	52,197	CHF	41,000	03/17/2026	—	(48)
	USD	236	EUR	200	03/17/2026	—	—
	USD	15,715	GBP	11,700	03/17/2026	53	—

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	45,884	HKD	356,200	02/11/2026	$ —	$ (56)
	USD	11,816	ILS	38,900	01/14/2026	398	—
	USD	5,257	MXN	98,500	01/14/2026	208	—
	USD	170,154	SEK	1,565,200	03/17/2026	492	—
	USD	10,558	SGD	13,600	02/11/2026	48	—
	USD	105,494	TWD	3,202,800	02/11/2026	—	(3,678)
	USD	11,277	ZAR	198,000	01/14/2026	673	—
						2,771	(3,829)
Citibank, N.A.	DKK	1,135,400	USD	179,578	03/17/2026	193	—
	EUR	232,700	USD	274,828	03/17/2026	449	—
	GBP	495,500	USD	665,532	03/17/2026	—	(2,258)
	HUF	8,515,700	USD	26,012	03/17/2026	96	—
	JPY	42,410,500	USD	276,973	02/12/2026	5,332	—
	PLN	84,300	USD	23,431	03/17/2026	—	(42)
	USD	26,085	AUD	40,500	01/14/2026	944	—
	USD	15,316	EUR	13,000	03/17/2026	13	—
	USD	53,617	HKD	416,400	02/11/2026	—	(43)
	USD	4,593	NOK	46,300	03/17/2026	—	(1)
	USD	7,773	SEK	71,500	03/17/2026	22	—
	ZAR	601,500	USD	35,983	01/14/2026	—	(319)
						7,049	(2,663)
Goldman Sachs International	BRL	258,100	USD	47,239	01/05/2026	138	—
	BRL	258,100	USD	45,889	03/06/2026	—	(569)
	CHF	273,900	USD	348,735	03/17/2026	349	—
	EUR	34,200	USD	40,393	03/17/2026	68	—
	GBP	244,700	USD	330,179	03/17/2026	394	—
	HUF	9,521,200	USD	29,084	03/17/2026	108	—
	ILS	341,300	USD	104,049	01/14/2026	—	(3,118)
	INR	25,029,800	USD	280,921	02/11/2026	3,381	—
	PLN	149,200	USD	41,538	03/17/2026	—	(6)
	USD	24,343	AUD	37,300	01/14/2026	551	—
	USD	46,584	BRL	258,100	01/05/2026	516	—
	USD	67,320	EUR	57,200	03/17/2026	125	—
	USD	50,108	GBP	37,300	03/17/2026	162	—
	USD	486,322	HKD	3,774,000	02/11/2026	—	(764)
	USD	107,223	JPY	16,417,800	02/12/2026	—	(2,067)
	USD	91,776	MXN	1,699,400	01/14/2026	2,517	—
	USD	35,093	ZAR	611,200	01/14/2026	1,795	—
	ZAR	699,300	USD	41,766	01/14/2026	—	(438)
						10,104	(6,962)
HSBC Bank PLC	CHF	91,600	USD	116,500	03/17/2026	—	(10)
	CNH	343,100	USD	48,597	02/11/2026	—	(696)
	GBP	159,600	USD	214,208	03/17/2026	—	(886)
	HKD	4,644,500	USD	598,384	02/11/2026	828	—
	ILS	671,700	USD	204,124	01/14/2026	—	(6,787)
	NOK	63,500	USD	6,300	03/17/2026	2	—
	PLN	24,300	USD	6,754	03/17/2026	—	(12)
	SEK	103,000	USD	11,192	03/17/2026	—	(38)
	SGD	290,700	USD	226,004	02/11/2026	—	(709)
	USD	84,663	CHF	66,500	03/17/2026	—	(78)
	USD	30,248	DKK	191,500	03/17/2026	8	—
	USD	9,212	EUR	7,800	03/17/2026	—	(15)
	USD	247,145	GBP	184,000	03/17/2026	834	—
	USD	76,748	HKD	596,100	02/11/2026	—	(55)
	USD	301,689	JPY	46,578,700	02/12/2026	—	(3,351)
	USD	11,636	NOK	117,300	03/17/2026	—	(2)
	USD	235,427	SEK	2,165,500	03/17/2026	668	—
	USD	202,978	SGD	261,900	02/11/2026	1,274	—
						3,614	(12,639)
JPMorgan Chase Bank, N.A.	EUR	449,800	USD	531,192	03/17/2026	829	—

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NOK	765,200	USD	75,900	03/17/2026	$ 5	$ —
	USD	363,249	CHF	285,300	03/17/2026	—	(363)
						834	(363)
Morgan Stanley & Co. International PLC	CHF	184,300	USD	233,894	03/17/2026	—	(526)
	CNH	1,571,500	USD	222,246	02/11/2026	—	(3,532)
	DKK	453,600	USD	71,673	03/17/2026	7	—
	EUR	195,500	USD	230,645	03/17/2026	129	—
	GBP	45,300	USD	60,479	03/17/2026	—	(572)
	JPY	54,494,700	USD	351,663	02/12/2026	2,624	—
	MXN	43,300	USD	2,325	01/14/2026	—	(77)
	SEK	826,700	USD	89,465	03/17/2026	—	(666)
	USD	86,262	AUD	130,700	01/14/2026	967	—
	USD	174,743	EUR	148,200	03/17/2026	1	—
	USD	13,136	HKD	102,100	02/11/2026	—	—
	USD	364,523	JPY	56,262,800	02/12/2026	—	(4,159)
	USD	10,655	NOK	108,100	03/17/2026	67	—
	USD	23,875	NZD	41,500	01/14/2026	26	—
	USD	22,188	PLN	80,000	03/17/2026	87	—
	USD	56,398	SGD	73,000	02/11/2026	533	—
	ZAR	1,026,600	USD	59,853	01/14/2026	—	(2,105)
						4,441	(11,637)
State Street Bank & Trust Co.	GBP	250,900	USD	334,971	03/17/2026	—	(3,170)
	HUF	5,269,200	USD	15,950	03/17/2026	—	(86)
	USD	121,665	AUD	187,100	01/14/2026	3,205	—
	USD	136,297	CHF	107,400	03/17/2026	310	—
	USD	13,478	DKK	85,300	03/17/2026	—	(1)
	USD	308,450	EUR	261,600	03/17/2026	5	—
	USD	37,557	PLN	135,400	03/17/2026	144	—
	USD	91,914	SEK	849,300	03/17/2026	681	—
	ZAR	846,400	USD	48,207	01/14/2026	—	(2,875)
						4,345	(6,132)
State Street Bank & Trust Company	USD	208,725	HKD	1,619,800	02/11/2026	—	(323)
	USD	139,044	JPY	21,397,200	02/12/2026	—	(1,995)
	USD	115,735	SGD	149,800	02/11/2026	1,092	—
						1,092	(2,318)
Toronto Dominion Bank	HUF	3,537,500	USD	10,711	03/17/2026	—	(54)
	USD	105,407	AUD	162,000	01/14/2026	2,711	—
	USD	345,891	EUR	293,200	03/17/2026	—	(176)
	USD	203,603	GBP	152,500	03/17/2026	1,923	—
	USD	9,236	NOK	93,400	03/17/2026	28	—
	USD	357,857	SEK	3,306,800	03/17/2026	2,668	—
	USD	9,712	ZAR	169,100	01/14/2026	494	—
						7,824	(230)
UBS AG	HKD	553,600	USD	71,337	02/11/2026	112	—
	ILS	80,100	USD	24,334	01/14/2026	—	(817)
	USD	165,351	AUD	254,700	01/14/2026	4,635	—
	USD	120,429	CHF	94,900	03/17/2026	279	—
	USD	10,714	DKK	67,800	03/17/2026	—	(2)
	USD	314,335	EUR	266,900	03/17/2026	370	—
	USD	15,093	JPY	2,322,600	02/12/2026	—	(217)
	USD	51,445	MXN	963,400	01/14/2026	2,010	—
	USD	15,199	PLN	54,800	03/17/2026	59	—
	ZAR	152,200	USD	8,663	01/14/2026	—	(523)
						7,465	(1,559)
Westpac Banking Corp.	USD	21,880	AUD	33,500	01/14/2026	478	—
Unrealized Appreciation (Depreciation)						$58,901	$(56,297)

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

AUD—Australian Dollar
BRL—Brazilian Real
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$3,768,190	$842,269	$—	$4,610,459
Agriculture	1,308,891	323,049	—	1,631,940
Airlines	337,934	693,472	—	1,031,406
Apparel	182,778	313,624	—	496,402
Auto Manufacturers	2,709,819	618,259	—	3,328,078
Auto Parts & Equipment	401,721	237,513	—	639,234
Banks	8,388,128	6,777,736	—	15,165,864
Beverages	1,317,606	320,225	—	1,637,831
Biotechnology	2,577,072	141,220	2,487	2,720,779
Building Materials	191,473	1,021,381	—	1,212,854
Chemicals	1,851,320	377,462	—	2,228,782
Commercial Services	989,260	511,106	—	1,500,366
Computers	10,514,571	296,781	—	10,811,352
Cosmetics/Personal Care	2,216,739	54,319	—	2,271,058
Distribution/Wholesale	60,278	638,359	—	698,637
Diversified Financial Services	4,264,225	816,737	—	5,080,962
Electric	2,490,699	1,602,556	—	4,093,255
Electrical Components & Equipment	197,967	557,816	—	755,783
Electronics	795,602	580,944	—	1,376,546
Engineering & Construction	347,026	1,069,150	—	1,416,176
Entertainment	68,849	255,561	—	324,410
Food	317,604	866,335	—	1,183,939
Food Service	—	229,004	—	229,004
Hand/Machine Tools	144,545	210,665	—	355,210
Healthcare-Products	2,194,645	33,119	—	2,227,764
Healthcare-Services	815,202	255,250	—	1,070,452
Home Builders	131,837	70,463	—	202,300
Household Products/Wares	187,326	348,167	—	535,493
Insurance	5,022,283	1,579,571	—	6,601,854
Internet	21,954,256	1,871,466	—	23,825,722
Investment Companies	12,960	494,374	—	507,334
Iron/Steel	10,037	384,283	—	394,320
Lodging	120,742	207,010	—	327,752
Machinery-Construction & Mining	3,338,341	83,114	—	3,421,455
Machinery-Diversified	603,084	137,348	—	740,432
Media	256,507	59,712	—	316,219
Mining	412,143	1,324,711	—	1,736,854
Miscellaneous Manufacturing	275,588	218,510	—	494,098
Oil & Gas	826,736	1,702,943	—	2,529,679
Pharmaceuticals	7,310,856	2,553,432	121	9,864,409
Private Equity	—	265,700	—	265,700
Real Estate	216,146	124,240	—	340,386
Retail	1,950,713	710,447	—	2,661,160
Semiconductors	16,615,532	3,364,441	—	19,979,973
Shipbuilding	—	286,208	—	286,208
Software	13,176,237	652,180	—	13,828,417
Telecommunications	2,044,746	1,563,488	—	3,608,234
Toys/Games/Hobbies	128,576	292,312	—	420,888
Transportation	1,100,767	107,182	—	1,207,949
Water	23,665	179,275	—	202,940
Other Industries	6,913,417	—	—	6,913,417

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Convertible Preferred Stocks	$51,697	$—	$—	$51,697
Corporate Bonds & Notes	—	15,946,145	—	15,992,479
Convertible Bonds & Notes	—	71,119	—	71,119
Loans	—	362,658	—	362,658
Asset Backed Securities	—	175,483	—	175,483
Collateralized Mortgage Obligations	—	2,623,641	—	2,623,641
U.S. Government & Agency Obligations	—	14,039,314	—	14,039,314
Municipal Securities	—	77,502	—	77,502
Unaffiliated Investment Companies	848,616	—	—	848,616
Escrows and Litigation Trusts	—	—	2	2
Short-Term Investments	—	3,086,398	—	3,086,398
Repurchase Agreements	—	4,000,000	—	4,000,000
Total Investments at Value	$131,984,952	$78,606,749	$2,610	$210,640,645
Other Financial Instruments:†
Futures Contracts	$180,633	$—	$—	$180,633
Forward Foreign Currency Contracts	—	58,901	—	58,901
Total Other Financial Instruments	$180,633	$58,901	$—	$239,534
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,534	$—	$3,534
Futures Contracts	18,782	—	—	18,782
Forward Foreign Currency Contracts	—	56,297	—	56,297
Total Other Financial Instruments	$18,782	$59,831	$—	$78,613
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.4%
Advertising — 0.0%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 102,000	$ 102,174
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	170,000	179,938
		282,112
Aerospace/Defense — 0.5%
ATI, Inc.
4.88%, 10/01/2029	39,000	38,936
5.13%, 10/01/2031	20,000	20,013
BAE Systems PLC
5.13%, 03/26/2029*	425,000	436,903
Boeing Co.
2.95%, 02/01/2030	285,000	270,015
3.20%, 03/01/2029	105,000	101,795
3.38%, 06/15/2046	43,000	30,411
3.60%, 05/01/2034	65,000	59,055
3.75%, 02/01/2050	95,000	69,089
5.15%, 05/01/2030	619,000	636,029
5.71%, 05/01/2040	1,040,000	1,061,609
5.81%, 05/01/2050	31,000	30,492
5.93%, 05/01/2060	57,000	55,892
6.39%, 05/01/2031	130,000	141,075
7.01%, 05/01/2064	145,000	164,756
Embraer Netherlands Finance BV
5.40%, 01/09/2038	19,000	18,768
L3Harris Technologies, Inc.
5.25%, 06/01/2031	52,000	54,102
5.40%, 07/31/2033	53,000	55,202
Lockheed Martin Corp.
4.70%, 12/15/2031	56,000	57,392
RTX Corp.
5.38%, 02/27/2053	72,000	69,194
		3,370,728
Agriculture — 0.4%
BAT Capital Corp.
5.83%, 02/20/2031	395,000	419,065
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	210,000	220,812
Philip Morris International, Inc.
4.75%, 11/01/2031	695,000	709,631
5.13%, 02/15/2030	90,000	93,031
5.13%, 02/13/2031	295,000	305,680
5.38%, 02/15/2033	780,000	815,637
5.63%, 09/07/2033	130,000	137,890
		2,701,746
Airlines — 0.1%
Air Canada
3.88%, 08/15/2026*	32,000	31,848
American Airlines, Inc.
7.25%, 02/15/2028*	27,000	27,602
8.50%, 05/15/2029*	45,000	47,065
British Airways Pass Through Trust
2.90%, 09/15/2036*	70,282	64,234
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	185,000	186,380
Southwest Airlines Co.
5.25%, 11/15/2035	92,000	89,972
Security Description		Shares or Principal Amount	Value

Airlines (continued)
United Airlines, Inc.
4.63%, 04/15/2029*		$ 29,000	$ 28,874
			475,975
Apparel — 0.2%
Gildan Activewear, Inc.
5.40%, 10/07/2035*		880,000	877,478
Tapestry, Inc.
5.10%, 03/11/2030		290,000	297,716
5.50%, 03/11/2035		205,000	209,587
Wolverine World Wide
4.00%, 08/15/2029*		205,000	189,492
			1,574,273
Auto Manufacturers — 0.1%
BMW US Capital LLC
4.50%, 08/11/2030*		20,000	20,100
General Motors Co.
5.35%, 04/15/2028		49,000	50,195
General Motors Financial Co., Inc.
2.70%, 06/10/2031		59,000	53,425
3.10%, 01/12/2032		26,000	23,699
5.60%, 06/18/2031		131,000	136,521
Hyundai Capital America
4.50%, 09/18/2030*		54,000	54,005
4.85%, 03/25/2027*		41,000	41,361
4.88%, 11/01/2027*		85,000	86,114
5.40%, 06/23/2032*		47,000	48,724
			514,144
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*		34,000	34,628
7.75%, 10/15/2033*		30,000	30,557
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051		57,000	36,611
Clarios Global LP/Clarios US Finance Co.
4.75%, 06/15/2031	EUR	115,000	137,073
Forvia SE
6.75%, 09/15/2033*		200,000	206,515
			445,384
Banks — 4.8%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	239,146
Bank of America Corp.
1.90%, 07/23/2031		100,000	89,825
1.92%, 10/24/2031		445,000	397,941
2.30%, 07/21/2032		1,610,000	1,439,594
2.48%, 09/21/2036		205,000	179,901
3.31%, 04/22/2042		58,000	45,756
3.42%, 12/20/2028		96,000	94,792
3.85%, 03/08/2037		233,000	219,424
4.08%, 04/23/2040		127,000	113,394
4.57%, 04/27/2033		42,000	41,897
5.16%, 01/24/2031		105,000	108,397
5.43%, 08/15/2035		47,000	48,068
5.52%, 10/25/2035		398,000	407,640
6.11%, 01/29/2037		119,000	128,268
Bank of New York Mellon Corp.
4.94%, 02/11/2031		82,000	84,320
5.06%, 07/22/2032		300,000	310,932
6.32%, 10/25/2029		170,000	180,492

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of Nova Scotia
4.59%, 05/04/2037		$ 128,000	$ 124,710
BankUnited, Inc.
5.13%, 06/11/2030		133,000	133,646
Barclays PLC
3.56%, 09/23/2035		208,000	196,270
BNP Paribas SA
5.91%, 11/19/2035*		240,000	249,194
BPCE SA
5.39%, 05/28/2031*		825,000	846,839
5.88%, 01/14/2031*		310,000	323,822
6.51%, 01/18/2035*		250,000	265,107
Citibank, N.A.
4.91%, 05/29/2030		465,000	478,350
Citigroup, Inc.
2.90%, 11/03/2042		23,000	17,001
4.45%, 09/29/2027		94,000	94,605
4.50%, 09/11/2031		1,290,000	1,293,992
4.54%, 09/19/2030		73,000	73,580
4.95%, 05/07/2031		660,000	674,114
5.17%, 09/11/2036		44,000	44,411
5.41%, 09/19/2039		127,000	127,802
5.88%, 02/22/2033		85,000	90,804
6.00%, 10/31/2033		311,000	334,439
Citizens Financial Group, Inc.
5.25%, 03/05/2031		425,000	436,708
5.72%, 07/23/2032		166,000	174,036
6.65%, 04/25/2035		140,000	153,940
CrediaBank SA
9.38%, 01/31/2031(1)	EUR	100,000	125,736
Credit Agricole SA
4.82%, 09/25/2033*		545,000	544,287
5.22%, 05/27/2031*		1,205,000	1,237,074
6.25%, 01/10/2035*		365,000	387,525
Deutsche Bank AG
3.55%, 09/18/2031		150,000	143,150
3.74%, 01/07/2033		200,000	185,771
First Citizens BancShares, Inc.
5.60%, 09/05/2035		52,000	51,910
6.25%, 03/12/2040		27,000	27,536
FNB Corp.
5.72%, 12/11/2030		114,000	116,341
Goldman Sachs Group, Inc.
1.54%, 09/10/2027		63,000	61,896
1.99%, 01/27/2032		80,000	71,070
2.38%, 07/21/2032		83,000	74,336
3.21%, 04/22/2042		75,000	57,951
4.22%, 05/01/2029		58,000	58,121
4.37%, 10/21/2031		47,000	46,888
4.41%, 04/23/2039		210,000	194,015
4.69%, 10/23/2030		391,000	396,335
5.05%, 07/23/2030		850,000	870,922
5.22%, 04/23/2031		255,000	263,376
5.73%, 01/28/2056		40,000	40,428
6.75%, 10/01/2037		225,000	251,185
HSBC Holdings PLC
2.85%, 06/04/2031		350,000	327,155
4.62%, 11/06/2031		300,000	300,925
5.21%, 08/11/2028		225,000	228,797
5.24%, 05/13/2031		920,000	947,855
JPMorgan Chase & Co.
2.07%, 06/01/2029		276,000	263,554
Security Description		Shares or Principal Amount	Value

Banks (continued)
2.53%, 11/19/2041		$ 200,000	$ 143,872
2.55%, 11/08/2032		969,000	874,423
2.58%, 04/22/2032		315,000	287,926
3.54%, 05/01/2028		219,000	217,765
4.26%, 10/22/2031		270,000	269,181
4.51%, 10/22/2028		514,000	519,037
4.91%, 07/25/2033		32,000	32,599
4.95%, 10/22/2035		285,000	287,810
5.00%, 07/22/2030		1,060,000	1,088,235
5.10%, 04/22/2031		455,000	469,777
5.30%, 07/24/2029		580,000	597,719
5.34%, 01/23/2035		265,000	274,651
5.53%, 11/29/2045		22,000	22,335
5.58%, 04/22/2030		830,000	865,879
5.58%, 07/23/2036		798,000	825,490
6.09%, 10/23/2029		165,000	173,794
KeyCorp
5.12%, 04/04/2031		145,000	148,917
M&T Bank Corp.
5.40%, 07/30/2035		44,000	44,434
mBank SA
0.97%, 09/21/2027	EUR	300,000	346,496
Metro Bank Holdings PLC
12.00%, 04/30/2029	GBP	100,000	153,672
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	207,986
Morgan Stanley
1.79%, 02/13/2032		75,000	65,869
1.93%, 04/28/2032		270,000	236,887
2.48%, 09/16/2036		65,000	57,155
2.70%, 01/22/2031		690,000	647,218
3.22%, 04/22/2042		88,000	68,949
3.59%, 07/22/2028		198,000	196,645
3.62%, 04/01/2031		28,000	27,205
4.65%, 10/18/2030		697,000	705,432
5.17%, 01/16/2030		121,000	124,215
5.23%, 01/15/2031		165,000	170,195
5.30%, 04/20/2037		97,000	98,668
5.32%, 07/19/2035		41,000	42,205
5.45%, 07/20/2029		220,000	227,029
5.66%, 04/18/2030		530,000	552,168
5.94%, 02/07/2039		111,000	116,658
6.41%, 11/01/2029		310,000	328,572
NatWest Group PLC
3.03%, 11/28/2035		200,000	183,887
OTP Bank Nyrt
7.50%, 05/25/2027		200,000	201,981
Regions Financial Corp.
5.50%, 09/06/2035		46,000	47,382
5.72%, 06/06/2030		58,000	60,467
7.38%, 12/10/2037		98,000	111,924
Royal Bank of Canada
4.72%, 03/27/2028		92,000	92,785
5.15%, 02/04/2031		630,000	648,592
Standard Chartered PLC
7.77%, 11/16/2028*		200,000	212,950
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033		200,000	203,653
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031		37,000	36,559
Toronto-Dominion Bank
4.93%, 10/15/2035		47,000	46,965

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
US Bancorp
2.49%, 11/03/2036	$ 224,000	$ 195,501
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	51,000	52,322
Webster Financial Corp.
5.78%, 09/11/2035	68,000	67,959
Wells Fargo & Co.
2.57%, 02/11/2031	53,000	49,501
2.88%, 10/30/2030	67,000	63,737
3.07%, 04/30/2041	70,000	54,291
3.35%, 03/02/2033	565,000	527,335
4.08%, 09/15/2029	93,000	92,925
4.75%, 12/07/2046	18,000	15,816
4.90%, 07/25/2033	348,000	353,413
5.15%, 04/23/2031	360,000	371,593
5.24%, 01/24/2031	145,000	150,150
5.50%, 01/23/2035	22,000	22,954
5.57%, 07/25/2029	230,000	238,252
5.61%, 01/15/2044	52,000	51,522
6.49%, 10/23/2034	365,000	404,035
Western Alliance Bank
6.54%, 11/15/2035	100,000	100,219
		33,713,034
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	118,000	109,137
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	101,888
5.40%, 06/15/2033*	121,000	122,333
Bacardi-Martini BV
6.00%, 02/01/2035*	380,000	394,310
Constellation Brands, Inc.
4.35%, 05/09/2027	34,000	34,126
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	719,000	641,384
3.20%, 05/01/2030	51,000	48,446
3.95%, 04/15/2029	250,000	247,153
4.05%, 04/15/2032	355,000	341,225
4.50%, 04/15/2052	535,000	432,384
4.60%, 05/15/2030	44,000	44,227
5.15%, 05/15/2035	195,000	195,380
5.20%, 03/15/2031	253,000	259,979
5.30%, 03/15/2034	267,000	272,256
PepsiCo., Inc.
3.60%, 02/18/2028	44,000	43,902
4.45%, 02/07/2028	52,000	52,760
4.65%, 07/23/2032	45,000	45,864
		3,386,754
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	140,000	110,344
4.40%, 05/01/2045	22,000	18,816
5.15%, 03/02/2028	54,000	55,263
5.25%, 03/02/2030	22,000	22,819
5.65%, 03/02/2053	78,000	76,377
5.75%, 03/02/2063	39,000	38,052
Gilead Sciences, Inc.
4.80%, 11/15/2029	57,000	58,648
5.10%, 06/15/2035	37,000	37,918
Security Description		Shares or Principal Amount	Value

Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/2031		$ 105,000	$ 92,373
5.15%, 09/02/2029		31,000	31,858
5.20%, 09/25/2035		1,130,000	1,135,715
5.95%, 09/25/2055		20,000	19,878
			1,698,061
Building Materials — 0.1%
Carlisle Cos., Inc.
5.55%, 09/15/2040		17,000	17,228
Carrier Global Corp.
3.38%, 04/05/2040		91,000	73,527
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*		85,000	88,039
12.75%, 01/15/2031*(2)		45,000	42,634
CRH America Finance, Inc.
5.60%, 02/09/2056		19,000	18,725
CRH SMW Finance DAC
5.20%, 05/21/2029		200,000	206,476
JH North America Holdings, Inc.
6.13%, 07/31/2032*		180,000	184,780
Martin Marietta Materials, Inc.
2.40%, 07/15/2031		49,000	44,212
Owens Corning
5.50%, 06/15/2027		30,000	30,615
Standard Industries, Inc.
3.38%, 01/15/2031*		26,000	23,820
4.38%, 07/15/2030*		43,000	41,482
			771,538
Chemicals — 0.5%
Celanese US Holdings LLC
6.50%, 04/15/2030		95,000	95,475
7.00%, 02/15/2031		15,000	15,358
7.38%, 02/15/2034		45,000	45,719
CF Industries, Inc.
5.30%, 11/26/2035		55,000	54,809
5.38%, 03/15/2044		91,000	85,237
Consolidated Energy Finance SA
5.63%, 10/15/2028*		150,000	97,500
Dow Chemical Co.
5.65%, 03/15/2036		59,000	58,739
Eastman Chemical Co.
5.75%, 03/08/2033		65,000	68,114
Ecolab, Inc.
2.70%, 12/15/2051		88,000	54,325
4.30%, 06/15/2028		23,000	23,241
5.25%, 01/15/2028		58,000	59,551
Itelyum Regeneration Spa
5.75%, 04/15/2030	EUR	200,000	234,272
LYB International Finance III LLC
5.13%, 01/15/2031		720,000	722,671
Methanex Corp.
5.13%, 10/15/2027		25,000	25,141
Methanex US Operations, Inc.
6.25%, 03/15/2032*		55,000	56,632
Minerals Technologies, Inc.
5.00%, 07/01/2028*		47,000	46,530
Mosaic Co.
4.60%, 11/15/2030		44,000	44,087
Nutrien, Ltd.
5.20%, 06/21/2027		28,000	28,457

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
OCP SA
6.70%, 03/01/2036*	$ 200,000	$ 214,476
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	200,000	194,617
PPG Industries, Inc.
4.38%, 03/15/2031	65,000	64,922
RPM International, Inc.
2.95%, 01/15/2032	14,000	12,689
Sherwin-Williams Co.
5.15%, 08/15/2035	705,000	717,412
Tronox, Inc.
4.63%, 03/15/2029*	100,000	70,006
Westlake Corp.
3.38%, 08/15/2061	78,000	45,794
		3,135,774
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,305
Commercial Services — 0.5%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	175,000	184,429
Ashtead Capital, Inc.
2.45%, 08/12/2031*	435,000	388,011
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	26,000	25,367
8.25%, 01/15/2030*	15,000	15,522
8.38%, 06/15/2032*	18,000	18,587
Block, Inc.
6.00%, 08/15/2033*	10,000	10,266
6.50%, 05/15/2032	35,000	36,395
Champions Financing, Inc.
8.75%, 02/15/2029*	59,000	58,030
Deluxe Corp.
8.00%, 06/01/2029*	18,000	18,334
Element Fleet Management Corp.
4.64%, 11/24/2030*	710,000	711,980
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	52,000	54,547
8.63%, 05/15/2032*	32,000	33,801
Ford Foundation
2.82%, 06/01/2070	65,000	36,644
Garda World Security Corp.
6.50%, 01/15/2031*	60,000	61,397
Global Payments, Inc.
5.20%, 11/15/2032	44,000	44,021
5.55%, 11/15/2035	74,000	73,551
Herc Holdings, Inc.
7.00%, 06/15/2030*	18,000	18,944
7.25%, 06/15/2033*	40,000	42,415
Hertz Corp.
4.63%, 12/01/2026*	11,000	10,537
12.63%, 07/15/2029*	28,000	28,243
Howard University
2.29%, 10/01/2026	100,000	98,409
2.70%, 10/01/2029	250,000	233,510
2.80%, 10/01/2030	100,000	91,801
2.90%, 10/01/2031	100,000	89,899
3.48%, 10/01/2041	95,000	74,503
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	74,000	51,320
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Quanta Services, Inc.
2.35%, 01/15/2032	$ 62,000	$ 54,603
2.90%, 10/01/2030	60,000	56,158
3.05%, 10/01/2041	45,000	33,325
5.25%, 08/09/2034	63,000	64,594
S&P Global, Inc.
2.70%, 03/01/2029	83,000	79,768
4.25%, 01/15/2031*	30,000	29,992
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	44,000	45,430
Triton Container International, Ltd.
3.15%, 06/15/2031*	186,000	167,580
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	51,000	46,352
Veritiv Operating Co.
10.50%, 11/30/2030*	48,000	51,610
VM Consolidated, Inc.
5.50%, 04/15/2029*	59,000	59,015
WEX, Inc.
6.50%, 03/15/2033*	42,000	42,994
		3,241,884
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	40,000	39,431
Apple, Inc.
1.40%, 08/05/2028	144,000	136,057
2.65%, 05/11/2050	102,000	63,764
2.70%, 08/05/2051	34,000	21,162
4.38%, 05/13/2045	47,000	41,899
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029*	43,000	42,012
5.95%, 04/15/2035	73,000	75,634
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	99,000	75,284
4.35%, 02/01/2030	96,000	96,052
4.75%, 04/01/2028	76,000	77,082
8.10%, 07/15/2036	69,000	83,609
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	9,000	9,391
Hewlett Packard Enterprise Co.
4.40%, 10/15/2030	47,000	46,856
5.60%, 10/15/2054	800,000	741,199
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	170,000	173,052
International Business Machines Corp.
4.80%, 02/10/2030	655,000	669,920
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	44,000	40,160
McAfee Corp.
7.38%, 02/15/2030*	200,000	174,416
NCR Voyix Corp.
5.13%, 04/15/2029*	8,000	7,944
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	45,000	44,097
		2,659,021
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	61,000	58,282

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cosmetics/Personal Care (continued)
Kenvue, Inc.
4.85%, 05/22/2032	$ 514,000	$ 525,604
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	58,000	56,496
		640,382
Diversified Financial Services — 1.0%
Air Lease Corp.
4.13%, 12/15/2026(1)	25,000	24,405
4.65%, 06/15/2026(1)	34,000	33,537
Aircastle, Ltd.
5.25%, 06/15/2026*(1)	89,000	88,558
Ally Financial, Inc.
6.65%, 01/17/2040	55,000	55,356
6.70%, 02/14/2033	42,000	43,896
American Express Co.
4.92%, 07/20/2033	29,000	29,513
5.02%, 04/25/2031	775,000	798,673
5.09%, 01/30/2031	626,000	645,252
5.10%, 02/16/2028	145,000	146,684
5.67%, 04/25/2036	35,000	36,955
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	40,000	41,413
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	29,837
Capital One Financial Corp.
4.49%, 09/11/2031	485,000	484,289
6.18%, 01/30/2036	205,000	213,996
7.96%, 11/02/2034	400,000	471,598
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	80,000	70,187
Credit Acceptance Corp.
6.63%, 03/15/2030*	50,000	50,099
9.25%, 12/15/2028*	25,000	26,129
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/2030*	185,000	188,699
Equitable America Global Funding
4.30%, 12/15/2028*	44,000	44,178
4.70%, 09/15/2032*	1,190,000	1,183,936
Focus Financial Partners LLC
6.75%, 09/15/2031*	54,000	55,518
Freedom Mtg. Holdings LLC
7.88%, 04/01/2033*	100,000	103,556
9.25%, 02/01/2029*	85,000	89,152
goeasy, Ltd.
6.88%, 05/15/2030*	55,000	52,507
6.88%, 02/15/2031*	20,000	18,708
7.63%, 07/01/2029*	22,000	21,754
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	49,000	44,735
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	72,000	73,264
6.75%, 05/01/2033*	4,000	4,175
7.13%, 04/30/2031*	28,000	29,421
Mastercard, Inc.
4.35%, 01/15/2032	71,000	71,352
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	55,000	58,592
Planet Financial Group LLC
10.50%, 12/15/2029*	71,000	74,367
Rfna LP
7.88%, 02/15/2030*	200,000	203,410
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/2031	$ 395,000	$ 354,378
5.15%, 03/19/2029	92,000	93,235
5.45%, 03/06/2031	27,000	27,683
6.00%, 07/29/2036	823,000	844,761
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	54,000	56,564
		6,984,322
Electric — 5.0%
AEP Texas, Inc.
5.85%, 10/15/2055	68,000	66,733
AEP Transmission Co. LLC
4.50%, 06/15/2052	24,000	20,344
AES Andes SA
6.25%, 03/14/2032*	235,000	244,900
AES Corp.
2.45%, 01/15/2031	37,000	33,546
5.45%, 06/01/2028	54,000	55,224
Alabama Power Co.
3.45%, 10/01/2049	235,000	167,132
4.15%, 08/15/2044	445,000	371,697
5.10%, 04/02/2035	85,000	87,006
Ameren Corp.
5.70%, 12/01/2026	30,000	30,410
Arizona Public Service Co.
5.70%, 08/15/2034	410,000	431,004
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	445,000	461,077
Basin Electric Power Cooperative
5.85%, 10/15/2055*	28,000	27,424
Clearway Energy Operating LLC
3.75%, 02/15/2031*	100,000	93,389
3.75%, 01/15/2032*	65,000	59,080
4.75%, 03/15/2028*	100,000	99,782
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	260,000	244,507
CMS Energy Corp.
4.75%, 06/01/2050	71,000	69,837
Commonwealth Edison Co.
5.95%, 06/01/2055	14,000	14,550
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	325,360
4.13%, 05/15/2049	67,000	53,220
4.45%, 03/15/2044	31,000	27,024
4.50%, 12/01/2045	41,000	35,277
5.50%, 03/15/2055	435,000	421,690
5.75%, 11/15/2055	205,000	204,421
Dominion Energy, Inc.
5.00%, 06/15/2030	205,000	210,624
6.00%, 02/15/2056	1,825,000	1,833,418
DTE Electric Co.
3.95%, 03/01/2049	99,000	77,735
DTE Energy Co.
4.88%, 06/01/2028	65,000	66,126
Duke Energy Carolinas LLC
3.55%, 03/15/2052	29,000	20,835
4.00%, 09/30/2042	145,000	121,624
5.40%, 01/15/2054	18,000	17,424
6.00%, 01/15/2038	40,000	43,068
Duke Energy Corp.
2.55%, 06/15/2031	865,000	787,667
4.95%, 09/15/2035	495,000	490,847

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.45%, 06/15/2034	$ 110,000	$ 114,542
5.80%, 06/15/2054	168,000	166,116
Duke Energy Florida LLC
1.75%, 06/15/2030	340,000	306,714
4.85%, 12/01/2035	180,000	179,215
5.95%, 11/15/2052	31,000	32,043
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	421,647
3.25%, 10/01/2049	110,000	75,049
4.90%, 07/15/2043	135,000	125,687
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	22,000	21,727
Duke Energy Progress LLC
4.00%, 04/01/2052	45,000	34,883
4.15%, 12/01/2044	655,000	545,566
5.05%, 03/15/2035	430,000	437,218
5.55%, 03/15/2055	120,000	118,367
Edison International
5.25%, 03/15/2032	140,000	139,968
6.25%, 03/15/2030	520,000	543,555
Emera US Finance LP
4.75%, 06/15/2046	58,000	49,504
Entergy Mississippi LLC
3.85%, 06/01/2049	30,000	22,875
Entergy Texas, Inc.
4.50%, 03/30/2039	113,000	104,852
5.25%, 04/15/2035	22,000	22,563
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	18,000	18,275
Eversource Energy
4.45%, 12/15/2030	255,000	253,572
5.13%, 05/15/2033	265,000	267,640
5.50%, 01/01/2034	917,000	942,482
FirstEnergy Corp.
4.85%, 07/15/2047	66,000	58,102
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	92,000	93,928
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	86,000	73,051
Florida Power & Light Co.
5.15%, 06/15/2029	73,000	75,800
5.60%, 02/15/2066	26,000	25,592
Georgia Power Co.
3.25%, 03/15/2051	100,000	68,149
4.30%, 03/15/2042	300,000	262,511
4.55%, 03/15/2030	100,000	101,601
4.75%, 09/01/2040	195,000	184,894
5.20%, 03/15/2035	285,000	292,513
5.25%, 03/15/2034	160,000	165,188
Interstate Power & Light Co.
3.50%, 09/30/2049	77,000	54,894
5.60%, 06/29/2035	155,000	161,310
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	200,910
Jersey Central Power & Light Co.
5.10%, 01/15/2035	125,000	126,404
Kentucky Power Co.
7.00%, 11/15/2033*	109,000	119,035
Kentucky Utilities Co.
5.85%, 08/15/2055	18,000	18,139
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	58,000	52,592
Security Description	Shares or Principal Amount	Value

Electric (continued)
Narragansett Electric Co.
5.35%, 05/01/2034*	$ 47,000	$ 48,424
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	74,000	74,278
4.12%, 09/16/2027	53,000	53,244
4.15%, 08/25/2028	22,000	22,115
4.75%, 02/07/2028	25,000	25,379
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	50,000	53,033
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	29,000	29,345
5.30%, 03/15/2032	72,000	74,988
5.90%, 03/15/2055	59,000	59,649
NRG Energy, Inc.
3.63%, 02/15/2031*	86,000	80,366
NSTAR Electric Co.
5.20%, 03/01/2035	195,000	199,046
5.40%, 06/01/2034	210,000	217,509
Ohio Edison Co.
5.50%, 01/15/2033*	315,000	328,071
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	54,000	52,839
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,255,000	1,129,451
3.30%, 08/01/2040	209,000	158,203
3.95%, 12/01/2047	105,000	78,171
4.30%, 03/15/2045	158,000	125,331
4.50%, 07/01/2040	40,000	34,856
4.60%, 06/15/2043	66,000	55,080
4.75%, 02/15/2044	155,000	130,897
4.95%, 07/01/2050	177,000	149,606
5.05%, 10/15/2032	325,000	326,813
5.80%, 05/15/2034	585,000	607,562
5.90%, 10/01/2054	599,000	574,085
6.10%, 01/15/2029	680,000	711,188
6.10%, 10/15/2055	83,000	81,455
6.15%, 01/15/2033	147,000	155,981
6.15%, 03/01/2055	49,000	48,474
6.70%, 04/01/2053	70,000	73,865
6.75%, 01/15/2053	649,000	690,229
6.95%, 03/15/2034	808,000	898,589
PacifiCorp
5.35%, 12/01/2053	265,000	232,342
5.50%, 05/15/2054	445,000	397,680
5.75%, 04/01/2037	140,000	141,879
5.80%, 01/15/2055	36,000	33,594
6.25%, 10/15/2037	36,000	37,576
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	94,000	92,711
Pinnacle West Capital Corp.
4.90%, 05/15/2028	171,000	174,070
5.15%, 05/15/2030	478,000	492,537
PPL Capital Funding, Inc.
5.25%, 09/01/2034	23,000	23,554
Public Service Co. of Colorado
2.70%, 01/15/2051	165,000	99,331
3.70%, 06/15/2028	119,000	118,419
4.10%, 06/15/2048	51,000	40,524
Public Service Co. of Oklahoma
2.20%, 08/15/2031	86,000	76,296
5.20%, 01/15/2035	850,000	859,191

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Public Service Electric & Gas Co.
4.85%, 08/01/2034	$ 23,000	$ 23,186
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	660,000	674,885
5.45%, 04/01/2034	110,000	113,637
6.13%, 10/15/2033	175,000	188,309
Puget Energy, Inc.
4.22%, 03/15/2032	160,000	153,412
5.73%, 03/15/2035	1,180,000	1,210,864
Puget Sound Energy, Inc.
5.69%, 06/15/2054	41,000	40,601
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	153,935
San Diego Gas & Electric Co.
5.40%, 04/15/2035	375,000	388,149
Southern California Edison Co.
2.75%, 02/01/2032	150,000	133,466
3.90%, 03/15/2043	91,000	69,954
4.00%, 04/01/2047	145,000	108,735
4.13%, 03/01/2048	372,000	282,343
4.65%, 10/01/2043	90,000	76,519
5.20%, 06/01/2034	275,000	276,186
5.45%, 03/01/2035	500,000	506,936
5.45%, 06/01/2052	458,000	411,450
5.70%, 03/01/2053	322,000	298,836
5.88%, 12/01/2053	345,000	330,336
5.90%, 03/01/2055	132,000	127,436
5.95%, 11/01/2032	220,000	232,733
6.00%, 01/15/2034	140,000	146,912
6.20%, 09/15/2055	40,000	40,188
Southern Power Co.
4.90%, 10/01/2035	205,000	202,791
Talen Energy Supply LLC
6.25%, 02/01/2034*	30,000	30,597
6.50%, 02/01/2036*	30,000	31,023
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	147,000	151,008
Union Electric Co.
3.90%, 04/01/2052	43,000	32,868
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	91,352
4.20%, 05/15/2045	40,000	33,145
4.90%, 09/15/2035	280,000	278,674
5.00%, 04/01/2033	355,000	363,528
5.00%, 01/15/2034	735,000	743,782
5.05%, 08/15/2034	160,000	162,000
5.15%, 03/15/2035	265,000	269,627
5.35%, 01/15/2054	160,000	150,001
5.55%, 08/15/2054	18,000	17,448
5.65%, 03/15/2055	165,000	161,550
Vistra Operations Co. LLC
4.30%, 10/15/2028*	58,000	58,045
5.00%, 07/31/2027*	45,000	45,104
7.75%, 10/15/2031*	6,000	6,355
Wisconsin Power & Light Co.
3.95%, 09/01/2032	38,000	36,612
5.38%, 03/30/2034	440,000	453,608
Xcel Energy, Inc.
4.60%, 06/01/2032	260,000	258,576
4.75%, 03/21/2028	220,000	222,852
5.60%, 04/15/2035	505,000	522,961
Security Description	Shares or Principal Amount	Value

Electric (continued)
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	$ 225,000	$ 230,538
7.75%, 04/15/2034*	4,000	4,065
8.38%, 01/15/2031*	60,000	62,978
		35,170,597
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	19,000	18,858
6.63%, 01/15/2032*	17,000	17,692
WESCO Distribution, Inc.
6.38%, 03/15/2033*	41,000	42,807
		79,357
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	52,000	54,155
5.60%, 05/29/2034	39,000	40,707
Amphenol Corp.
3.90%, 11/15/2028	42,000	41,954
4.13%, 11/15/2030	44,000	43,769
5.30%, 11/15/2055	38,000	36,302
Flex, Ltd.
5.38%, 11/13/2035	38,000	37,911
Imola Merger Corp.
4.75%, 05/15/2029*	239,000	235,898
Trimble, Inc.
6.10%, 03/15/2033	38,000	40,916
TTM Technologies, Inc.
4.00%, 03/01/2029*	56,000	54,691
Tyco Electronics Group SA
5.00%, 05/09/2035	54,000	54,659
Vontier Corp.
2.95%, 04/01/2031	112,000	102,744
		743,706
Engineering & Construction — 0.0%
MasTec, Inc.
5.90%, 06/15/2029	47,000	48,966
Entertainment — 0.1%
Cinemark USA, Inc.
7.00%, 08/01/2032*	180,000	186,786
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*	190,000	191,929
Light & Wonder International, Inc.
6.25%, 10/01/2033*	90,000	91,116
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	69,000	65,425
Penn Entertainment, Inc.
4.13%, 07/01/2029*	100,000	92,615
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	60,000	58,358
Voyager Parent LLC
9.25%, 07/01/2032*	80,000	84,890
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	60,000	42,225
		813,344
Environmental Control — 0.0%
Clean Harbors, Inc.
5.75%, 10/15/2033*	25,000	25,645
Waste Connections, Inc.
2.20%, 01/15/2032	91,000	80,338

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Waste Management, Inc.
4.95%, 07/03/2027		$ 71,000	$ 72,198
			178,181
Food — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*		2,000	2,021
5.75%, 03/31/2034*		7,000	7,028
6.25%, 03/15/2033*		75,000	77,099
Bellis Acquisition Co. PLC
8.13%, 05/14/2030	GBP	100,000	125,370
Conagra Brands, Inc.
7.00%, 10/01/2028		111,000	118,332
Froneri Lux FinCo SARL
6.00%, 08/01/2032*		200,000	202,730
Hershey Co.
4.55%, 02/24/2028		39,000	39,613
Hormel Foods Corp.
4.80%, 03/30/2027		65,000	65,698
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.75%, 04/01/2033		265,000	276,849
6.75%, 03/15/2034		160,000	176,768
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*		450,000	457,271
6.25%, 03/01/2056*		140,000	139,339
6.38%, 04/15/2066*		1,255,000	1,249,574
Kellanova
7.45%, 04/01/2031		110,000	125,853
Kraft Heinz Foods Co.
4.38%, 06/01/2046		62,000	51,219
4.88%, 10/01/2049		40,000	34,414
5.20%, 03/15/2032		34,000	34,963
Kroger Co.
3.88%, 10/15/2046		18,000	13,985
5.00%, 09/15/2034		31,000	31,171
5.50%, 09/15/2054		60,000	57,138
5.65%, 09/15/2064		101,000	96,344
Mars, Inc.
4.65%, 04/20/2031*		97,000	99,024
5.00%, 03/01/2032*		1,200,000	1,236,893
5.20%, 03/01/2035*		580,000	596,141
5.65%, 05/01/2045*		1,499,000	1,511,015
5.70%, 05/01/2055*		38,000	37,853
5.80%, 05/01/2065*		240,000	240,834
Performance Food Group, Inc.
4.25%, 08/01/2029*		23,000	22,487
5.50%, 10/15/2027*		29,000	29,043
Pilgrim's Pride Corp.
4.25%, 04/15/2031		510,000	497,897
Sysco Corp.
4.45%, 03/15/2048		19,000	16,085
4.50%, 04/01/2046		59,000	50,684
5.10%, 09/23/2030		67,000	69,180
			7,789,915
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.40%, 06/30/2028*		20,000	20,237
Security Description	Shares or Principal Amount	Value

Forest Products & Paper (continued)
Magnera Corp.
4.75%, 11/15/2029*	$ 52,000	$ 48,078
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	113,231
Suzano Netherlands BV
5.50%, 01/15/2036	22,000	21,810
		203,356
Gas — 0.3%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	73,000	77,020
NiSource, Inc.
5.35%, 07/15/2035	325,000	332,278
5.40%, 06/30/2033	320,000	331,846
5.85%, 04/01/2055	17,000	16,946
Southern California Gas Co.
5.60%, 04/01/2054	234,000	229,026
6.00%, 06/15/2055	725,000	744,384
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	145,000	146,111
		1,877,611
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	81,000	81,130
Healthcare-Products — 0.5%
Agilent Technologies, Inc.
2.30%, 03/12/2031	124,000	112,176
2.75%, 09/15/2029	89,000	84,957
Avantor Funding, Inc.
3.88%, 11/01/2029*	310,000	296,439
4.63%, 07/15/2028*	100,000	99,457
Baxter International, Inc.
4.90%, 12/15/2030	610,000	614,671
5.65%, 12/15/2035	26,000	26,313
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	65,000	64,856
5.50%, 06/15/2035	840,000	872,708
5.65%, 11/15/2027	100,000	102,943
Insulet Corp.
6.50%, 04/01/2033*	54,000	56,289
Medline Borrower LP
3.88%, 04/01/2029*	56,000	54,673
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,338
STERIS PLC
3.75%, 03/15/2051	154,000	114,082
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	1,086,000	1,089,461
5.00%, 01/31/2029	44,000	45,294
VSP Optical Group, Inc.
5.45%, 12/01/2035*	95,000	95,633
		3,740,290
Healthcare-Services — 0.9%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029*	50,000	48,142
7.38%, 03/15/2033*	100,000	101,000
Centene Corp.
2.50%, 03/01/2031	935,000	807,439
2.63%, 08/01/2031	425,000	365,561
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	55,000	48,999

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
6.88%, 04/15/2029*	$ 70,000	$ 62,300
10.88%, 01/15/2032*	41,000	44,749
Cigna Group
2.38%, 03/15/2031	35,000	31,678
3.40%, 03/15/2050	126,000	88,107
3.88%, 10/15/2047	31,000	23,863
4.38%, 10/15/2028	37,000	37,336
4.88%, 09/15/2032	345,000	349,489
Concentra Health Services, Inc.
6.88%, 07/15/2032*	55,000	57,519
Elevance Health, Inc.
5.70%, 09/15/2055	26,000	25,472
6.10%, 10/15/2052	11,000	11,339
HCA, Inc.
3.38%, 03/15/2029	34,000	33,124
3.50%, 09/01/2030	72,000	69,239
3.50%, 07/15/2051	92,000	62,358
4.63%, 03/15/2052	91,000	74,316
5.45%, 04/01/2031	53,000	55,316
5.50%, 03/01/2032	51,000	53,146
Humana, Inc.
4.88%, 04/01/2030	67,000	67,945
5.38%, 04/15/2031	420,000	434,232
5.55%, 05/01/2035	705,000	719,770
5.88%, 03/01/2033	25,000	26,260
Quest Diagnostics, Inc.
5.00%, 12/15/2034	60,000	60,681
Sotera Health Holdings LLC
7.38%, 06/01/2031*	55,000	57,685
Star Parent, Inc.
9.00%, 10/01/2030*	175,000	186,761
Tenet Healthcare Corp.
5.50%, 11/15/2032*	60,000	60,823
6.00%, 11/15/2033*	35,000	36,036
UnitedHealth Group, Inc.
2.75%, 05/15/2040	600,000	448,720
3.50%, 08/15/2039	285,000	237,309
4.25%, 06/15/2048	79,000	64,647
4.75%, 05/15/2052	59,000	50,883
4.90%, 04/15/2031	47,000	48,259
4.95%, 05/15/2062	138,000	119,475
5.30%, 06/15/2035	215,000	222,605
5.38%, 04/15/2054	455,000	429,315
5.75%, 07/15/2064	240,000	234,314
6.05%, 02/15/2063	55,000	56,174
		6,012,386
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	55,000	55,044
Lennar Corp.
5.20%, 07/30/2030	30,000	30,842
Mattamy Group Corp.
4.63%, 03/01/2030*	56,000	54,365
6.00%, 12/15/2033*	15,000	14,866
		155,117
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	68,000	70,047
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	$ 62,000	$ 63,903
Aon North America, Inc.
5.30%, 03/01/2031	94,000	97,996
5.75%, 03/01/2054	10,000	9,949
Arthur J. Gallagher & Co.
5.15%, 02/15/2035	1,165,000	1,177,192
5.75%, 03/02/2053	48,000	47,089
Assurant, Inc.
5.55%, 02/15/2036	59,000	59,947
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/2032*	155,000	160,830
Athene Global Funding
2.65%, 10/04/2031*	1,745,000	1,543,088
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	30,000	31,083
Chubb INA Holdings LLC
4.65%, 08/15/2029	99,000	101,187
Equitable Financial Life Global Funding
5.00%, 03/27/2030*	110,000	112,452
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	230,000	236,855
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	109,000	72,428
Lincoln Financial Global Funding
4.63%, 05/28/2028*	530,000	535,033
Manulife Financial Corp.
4.99%, 12/11/2035	36,000	35,911
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	52,000	52,613
New York Life Global Funding
4.85%, 01/09/2028*	44,000	44,796
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	52,000	52,393
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	24,000	25,471
Pacific Life Insurance Co.
5.95%, 09/15/2055*	56,000	56,120
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	66,000	68,392
Prudential Financial, Inc.
5.70%, 09/15/2048	54,000	54,543
Unum Group
5.25%, 12/15/2035	32,000	31,760
Willis North America, Inc.
4.55%, 03/15/2031	44,000	44,055
4.65%, 06/15/2027	100,000	100,777
5.90%, 03/05/2054	55,000	54,902
		4,940,812
Internet — 1.0%
Alphabet, Inc.
5.25%, 05/15/2055	4,000	3,831
5.30%, 05/15/2065	954,000	897,221
5.35%, 11/15/2045	1,013,000	1,006,601
5.70%, 11/15/2075	773,000	760,826
Amazon.com, Inc.
3.90%, 11/20/2028	99,000	99,303

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
4.05%, 08/22/2047		$ 38,000	$ 31,215
4.10%, 11/20/2030		66,000	66,072
5.55%, 11/20/2065		114,000	110,580
Gen Digital, Inc.
6.25%, 04/01/2033*		6,000	6,187
6.75%, 09/30/2027*		8,000	8,119
7.13%, 09/30/2030*		37,000	38,207
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(2)		65,975	53,704
Match Group Holdings II LLC
3.63%, 10/01/2031*		13,000	11,929
4.13%, 08/01/2030*		39,000	36,914
6.13%, 09/15/2033*		20,000	20,239
Meta Platforms, Inc.
4.60%, 11/15/2032		210,000	211,688
5.50%, 11/15/2045		933,000	905,961
5.55%, 08/15/2064		628,000	582,529
5.63%, 11/15/2055		251,000	240,903
5.75%, 11/15/2065		835,000	796,176
Uber Technologies, Inc.
4.80%, 09/15/2035		996,000	990,740
United Group BV
6.50%, 10/31/2031*	EUR	100,000	119,954
Wayfair LLC
6.75%, 11/15/2032*		44,000	45,236
7.25%, 10/31/2029*		90,000	93,930
			7,138,065
Investment Companies — 0.5%
Ares Strategic Income Fund
5.15%, 01/15/2031*		450,000	441,596
5.80%, 09/09/2030*		705,000	711,826
Blackstone Secured Lending Fund
5.13%, 01/31/2031		1,015,000	1,002,363
Gaci First Investment Co.
4.88%, 02/14/2035		200,000	198,910
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035		19,000	19,850
8.00%, 06/01/2056		35,000	36,577
HPS Corporate Lending Fund
5.45%, 11/15/2030*		1,000,000	997,065
			3,408,187
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040		6,000	5,208
7.00%, 03/15/2032*		76,000	77,900
7.38%, 05/01/2033*		5,000	5,200
7.63%, 01/15/2034*		25,000	26,126
Commercial Metals Co.
3.88%, 02/15/2031		52,000	49,377
5.75%, 11/15/2033*		6,000	6,135
6.00%, 12/15/2035*		12,000	12,302
Mineral Resources, Ltd.
7.00%, 04/01/2031*		12,000	12,514
8.00%, 11/01/2027*		15,000	15,319
8.50%, 05/01/2030*		20,000	20,799
9.25%, 10/01/2028*		29,000	30,436
Nucor Corp.
4.30%, 05/23/2027		64,000	64,398
5.10%, 06/01/2035		60,000	61,309
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.
4.00%, 12/15/2028	$ 30,000	$ 29,966
5.38%, 08/15/2034	31,000	32,115
		449,104
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	45,000	46,183
6.13%, 02/15/2033*	40,000	41,304
NCL Corp., Ltd.
5.88%, 01/15/2031*	6,000	5,977
6.25%, 03/01/2030*	100,000	101,531
6.25%, 09/15/2033*	27,000	26,989
6.75%, 02/01/2032*	73,000	74,746
7.75%, 02/15/2029*	32,000	34,064
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	82,000	84,251
		415,045
Lodging — 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	75,000	70,014
5.00%, 06/01/2029*	20,000	19,427
Las Vegas Sands Corp.
5.63%, 06/15/2028	330,000	338,347
6.00%, 06/14/2030	565,000	592,067
Marriott International, Inc.
2.85%, 04/15/2031	69,000	63,969
3.50%, 10/15/2032	76,000	70,959
5.50%, 04/15/2037	25,000	25,592
Station Casinos LLC
6.63%, 03/15/2032*	88,000	90,082
Travel & Leisure Co.
4.50%, 12/01/2029*	38,000	37,193
6.13%, 09/01/2033*	40,000	40,602
		1,348,252
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	100,000	100,235
4.10%, 08/15/2028	53,000	53,344
4.40%, 03/03/2028	43,000	43,465
		197,044
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	83,000	84,120
CNH Industrial Capital LLC
4.50%, 10/16/2030	50,000	50,002
Deere & Co.
5.45%, 01/16/2035	43,000	45,347
Deere Funding Canada Corp.
4.15%, 10/09/2030	46,000	45,995
John Deere Capital Corp.
4.40%, 09/08/2031	71,000	71,698
4.90%, 03/07/2031	40,000	41,295
nVent Finance SARL
2.75%, 11/15/2031	76,000	68,460
Otis Worldwide Corp.
5.13%, 09/04/2035	31,000	31,590

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030	$ 505,000	$ 516,705
		955,212
Media — 1.1%
Belo Corp.
7.75%, 06/01/2027	52,000	54,248
Cable One, Inc.
4.00%, 11/15/2030*	66,000	50,881
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	240,000	220,524
4.25%, 01/15/2034*	45,000	38,262
5.00%, 02/01/2028*	36,000	35,715
6.38%, 09/01/2029*	41,000	41,564
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	73,000	51,924
3.50%, 03/01/2042	2,000	1,388
3.85%, 04/01/2061	63,000	37,542
4.80%, 03/01/2050	97,000	72,866
5.13%, 07/01/2049	500,000	391,275
5.25%, 04/01/2053	150,000	118,627
5.38%, 05/01/2047	605,000	498,366
5.75%, 04/01/2048	220,000	187,657
5.85%, 12/01/2035	110,000	109,733
6.38%, 10/23/2035	356,000	367,412
6.48%, 10/23/2045	450,000	423,075
6.55%, 06/01/2034	285,000	299,750
6.65%, 02/01/2034	165,000	173,818
6.70%, 12/01/2055	27,000	25,887
Comcast Corp.
2.89%, 11/01/2051	165,000	96,491
3.20%, 07/15/2036	895,000	763,300
3.25%, 11/01/2039	110,000	85,946
3.40%, 07/15/2046	205,000	142,547
4.60%, 10/15/2038	83,000	77,274
5.17%, 01/15/2037*	67,000	66,060
5.50%, 05/15/2064	59,000	52,755
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	347,349
5.45%, 09/01/2034*	259,000	254,845
5.95%, 09/01/2054*	462,000	404,441
CSC Holdings LLC
4.13%, 12/01/2030*	200,000	122,641
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031*	90,000	91,985
Fox Corp.
5.58%, 01/25/2049	59,000	56,744
Paramount Global
4.20%, 05/19/2032	15,000	13,553
4.38%, 03/15/2043	358,000	249,010
4.95%, 01/15/2031	165,000	158,668
4.95%, 05/19/2050	290,000	203,081
5.25%, 04/01/2044	646,000	487,644
5.85%, 09/01/2043	228,000	187,717
6.25%, 02/28/2057	54,000	48,433
6.38%, 03/30/2062	20,000	18,568
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	145,000	133,420
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	$ 42,000	$ 38,679
4.00%, 07/15/2028*	40,000	39,103
Time Warner Cable LLC
5.50%, 09/01/2041	205,000	179,919
6.55%, 05/01/2037	99,000	101,025
Univision Communications, Inc.
7.38%, 06/30/2030*	39,000	39,641
8.50%, 07/31/2031*	40,000	41,785
9.38%, 08/01/2032*	35,000	37,618
		7,740,756
Mining — 0.4%
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	39,000	39,757
Capstone Copper Corp.
6.75%, 03/31/2033*	80,000	83,036
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	53,000	51,258
Glencore Funding LLC
5.37%, 04/04/2029*	260,000	268,326
5.63%, 04/04/2034*	310,000	323,885
6.38%, 10/06/2030*	635,000	683,380
6.50%, 10/06/2033*	215,000	237,455
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	32,000	32,421
Kaiser Aluminum Corp.
4.50%, 06/01/2031*	100,000	96,612
5.88%, 03/01/2034*	100,000	100,314
Novelis Corp.
6.38%, 08/15/2033*	42,000	42,578
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	500,000	547,064
South32 Treasury, Ltd.
4.35%, 04/14/2032*	97,000	93,998
		2,600,084
Miscellaneous Manufacturing — 0.1%
Entegris, Inc.
5.95%, 06/15/2030*	35,000	35,700
Siemens Funding BV
4.60%, 05/28/2030*	500,000	510,250
		545,950
Oil & Gas — 1.4%
Aker BP ASA
3.10%, 07/15/2031*	200,000	183,517
4.00%, 01/15/2031*	290,000	279,934
5.25%, 10/30/2035*	300,000	293,082
5.80%, 10/01/2054*	705,000	640,981
APA Corp.
4.38%, 10/15/2028	45,000	44,905
5.35%, 07/01/2049	118,000	98,076
Azule Energy Finance Plc
8.13%, 01/23/2030*	200,000	200,260
BP Capital Markets America, Inc.
3.54%, 04/06/2027	144,000	143,574
Chevron Corp.
2.24%, 05/11/2030	126,000	116,847
Civitas Resources, Inc.
8.63%, 11/01/2030*	26,000	27,250
9.63%, 06/15/2033*	30,000	32,389
Comstock Resources, Inc.
5.88%, 01/15/2030*	51,000	49,605

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
6.75%, 03/01/2029*	$ 4,000	$ 4,009
ConocoPhillips Co.
4.03%, 03/15/2062	485,000	352,366
5.65%, 01/15/2065	305,000	292,852
5.70%, 09/15/2063	660,000	635,865
Coterra Energy, Inc.
5.60%, 03/15/2034	394,000	405,957
Crescent Energy Finance LLC
7.38%, 01/15/2033*	34,000	32,264
7.63%, 04/01/2032*	17,000	16,482
8.38%, 01/15/2034*	20,000	19,867
DBR Land Holdings LLC
6.25%, 12/01/2030*	45,000	46,030
Diamondback Energy, Inc.
4.40%, 03/24/2051	65,000	52,097
5.40%, 04/18/2034	160,000	163,828
5.55%, 04/01/2035	130,000	133,618
5.90%, 04/18/2064	220,000	207,673
6.25%, 03/15/2053	200,000	201,910
Ecopetrol SA
7.75%, 02/01/2032	415,000	427,072
8.38%, 01/19/2036	260,000	267,483
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	175,000	169,261
8.50%, 09/30/2033*	175,000	186,903
EOG Resources, Inc.
4.40%, 01/15/2031	65,000	65,253
5.00%, 07/15/2032	315,000	322,650
5.35%, 01/15/2036	180,000	184,961
5.65%, 12/01/2054	160,000	156,489
Hess Corp.
7.13%, 03/15/2033	394,000	455,979
HF Sinclair Corp.
6.25%, 01/15/2035	39,000	40,666
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	79,000	75,100
7.25%, 02/15/2035*	15,000	14,256
Matador Resources Co.
6.50%, 04/15/2032*	185,000	187,621
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	45,000	43,814
Occidental Petroleum Corp.
4.40%, 04/15/2046	15,000	11,847
6.13%, 01/01/2031	72,000	76,099
6.38%, 09/01/2028	70,000	73,324
6.45%, 09/15/2036	75,000	79,929
Petrobras Global Finance BV
6.25%, 01/10/2036	200,000	196,237
Petroleos Mexicanos
6.38%, 01/23/2045	60,000	48,324
6.70%, 02/16/2032	90,000	89,760
Phillips 66 Co.
5.88%, 03/15/2056	340,000	336,362
PRIO Luxembourg Holding Sarl
6.75%, 10/15/2030*	200,000	194,550
Santos Finance, Ltd.
5.75%, 11/13/2035*	25,000	24,861
Shell Finance US, Inc.
4.13%, 11/06/2030	34,000	33,996
SM Energy Co.
6.75%, 08/01/2029*	185,000	186,358
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Southwestern Energy Co.
4.75%, 02/01/2032	$ 67,000	$ 66,096
Sunoco LP
5.63%, 03/15/2031*	10,000	10,073
5.88%, 03/15/2034*	40,000	39,996
Talos Production, Inc.
9.38%, 02/01/2031*	48,000	50,064
TotalEnergies Capital SA
5.43%, 09/10/2064	268,000	250,823
5.64%, 04/05/2064	620,000	598,815
Valaris, Ltd.
8.38%, 04/30/2030*	52,000	54,104
Vital Energy, Inc.
7.88%, 04/15/2032*	65,000	64,043
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	48,000	48,452
Woodside Finance, Ltd.
5.40%, 05/19/2030	100,000	102,684
		9,909,543
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	15,086
6.63%, 09/01/2032*	57,000	58,787
Kodiak Gas Services LLC
6.50%, 10/01/2033*	12,000	12,255
6.75%, 10/01/2035*	12,000	12,338
7.25%, 02/15/2029*	50,000	52,018
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	100,000	101,199
WBI Operating LLC
6.25%, 10/15/2030*	30,000	30,181
6.50%, 10/15/2033*	20,000	19,924
		301,788
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	50,000	45,718
5.10%, 03/17/2030	24,000	24,636
AptarGroup, Inc.
4.75%, 03/30/2031	43,000	43,303
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	100,000	101,745
6.75%, 04/15/2032*	5,000	5,141
8.75%, 04/15/2030*	159,000	161,652
Crown Americas LLC
5.25%, 04/01/2030	37,000	37,796
5.88%, 06/01/2033*	20,000	20,456
Iris Holding, Inc.
10.00%, 12/15/2028*	56,000	50,622
Mauser Packaging Solutions
9.25%, 04/15/2030*	100,000	96,000
Packaging Corp. of America
5.70%, 12/01/2033	71,000	74,899
Silgan Holdings, Inc.
4.13%, 02/01/2028	50,000	49,219
Sonoco Products Co.
4.60%, 09/01/2029	50,000	50,401
5.00%, 09/01/2034	69,000	68,351

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
TriMas Corp.
4.13%, 04/15/2029*	$ 126,000	$ 122,533
		952,472
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.05%, 11/21/2039	132,000	117,832
4.25%, 11/21/2049	109,000	89,768
4.95%, 03/15/2031	59,000	61,006
Astrazeneca Finance LLC
4.85%, 02/26/2029	93,000	95,485
4.88%, 03/03/2028	84,000	85,809
4.90%, 03/03/2030	88,000	90,867
Becton Dickinson & Co.
4.30%, 08/22/2032	35,000	34,438
4.69%, 02/13/2028	84,000	85,111
Bristol-Myers Squibb Co.
3.25%, 08/01/2042	25,000	19,202
5.75%, 02/01/2031	86,000	91,986
Cardinal Health, Inc.
4.50%, 09/15/2030	530,000	535,021
4.50%, 11/15/2044	12,000	10,328
4.60%, 03/15/2043	155,000	135,950
5.00%, 11/15/2029	1,125,000	1,155,398
5.75%, 11/15/2054	27,000	26,935
Cencora, Inc.
4.30%, 12/15/2047	52,000	43,538
4.85%, 12/15/2029	680,000	695,087
5.13%, 02/15/2034	74,000	75,904
CVS Health Corp.
1.88%, 02/28/2031	320,000	280,767
2.13%, 09/15/2031	575,000	505,117
3.25%, 08/15/2029	115,000	111,013
4.30%, 03/25/2028	295,000	295,977
5.13%, 07/20/2045	177,000	159,797
5.55%, 06/01/2031	22,000	23,024
Eli Lilly & Co.
3.10%, 05/15/2027	21,000	20,819
4.60%, 08/14/2034	57,000	57,165
4.75%, 02/12/2030	48,000	49,357
5.65%, 10/15/2065	27,000	27,206
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	46,000	46,754
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	81,000	76,069
12.25%, 04/15/2029*	60,000	64,784
McKesson Corp.
4.95%, 05/30/2032	80,000	82,220
Merck & Co, Inc.
5.70%, 12/04/2065	26,000	25,721
Novartis Capital Corp.
4.00%, 09/18/2031	47,000	46,759
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	67,000	67,710
5.11%, 05/19/2043	79,000	76,021
5.30%, 05/19/2053	66,000	62,494
5.34%, 05/19/2063	30,000	27,834
Pfizer, Inc.
3.88%, 11/15/2027	51,000	51,167
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Viatris, Inc.
3.85%, 06/22/2040	$ 550,000	$ 422,204
4.00%, 06/22/2050	235,000	156,501
		6,186,145
Pipelines — 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	29,056
Buckeye Partners LP
5.85%, 11/15/2043	100,000	93,778
6.75%, 02/01/2030*	90,000	94,478
Cheniere Energy Partners LP
5.55%, 10/30/2035*	861,000	880,268
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032*	430,000	429,962
5.68%, 01/15/2034*	195,000	200,914
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	400,000	428,183
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	45,000	45,920
8.63%, 03/15/2029*	31,000	32,493
DT Midstream, Inc.
5.80%, 12/15/2034*	235,000	243,882
Enbridge, Inc.
4.60%, 06/20/2028	23,000	23,237
Energy Transfer LP
4.95%, 05/15/2028	53,000	53,857
5.00%, 05/15/2050	240,000	200,795
5.15%, 02/01/2043	73,000	65,701
5.40%, 10/01/2047	113,000	101,547
Enterprise Products Operating LLC
3.30%, 02/15/2053	135,000	90,145
3.70%, 01/31/2051	20,000	14,666
4.60%, 01/15/2031	620,000	627,618
5.20%, 01/15/2036	100,000	101,794
5.55%, 02/16/2055	485,000	470,017
Excelerate Energy LP
8.00%, 05/15/2030*	50,000	52,837
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	46,000	47,951
8.00%, 05/15/2033	26,000	26,991
8.25%, 01/15/2029	15,000	15,658
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	138,000	136,388
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	810,000	846,303
Harvest Midstream I LP
7.50%, 09/01/2028*	25,000	25,374
7.50%, 05/15/2032*	99,000	103,196
Hess Midstream Operations LP
4.25%, 02/15/2030*	765,000	748,236
6.50%, 06/01/2029*	520,000	537,004
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	10,000	10,273
7.38%, 07/15/2032*	55,000	58,035
ITT Holdings LLC
6.50%, 08/01/2029*	92,000	88,288
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	54,000	51,731

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP
4.80%, 02/15/2031	$ 892,000	$ 901,367
5.00%, 01/15/2033	815,000	817,905
5.40%, 09/15/2035	365,000	367,715
5.50%, 06/01/2034	395,000	402,975
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	49,000	50,860
8.38%, 02/15/2032*	16,000	16,569
Northriver Midstream Finance LP
6.75%, 07/15/2032*	180,000	183,430
NuStar Logistics LP
6.38%, 10/01/2030	36,000	37,890
ONEOK Partners LP
6.65%, 10/01/2036	132,000	143,661
ONEOK, Inc.
4.75%, 10/15/2031	725,000	728,852
5.05%, 11/01/2034	625,000	619,419
5.40%, 10/15/2035	195,000	197,025
6.05%, 09/01/2033	50,000	53,189
6.10%, 11/15/2032	300,000	321,026
6.63%, 09/01/2053	165,000	172,804
7.15%, 01/15/2051	40,000	43,919
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	44,000	35,910
5.60%, 01/15/2036	386,000	390,464
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	90,000	94,979
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	43,758	45,968
Targa Resources Corp.
5.40%, 07/30/2036	534,000	534,614
5.55%, 08/15/2035	690,000	706,222
5.65%, 02/15/2036	260,000	267,071
6.13%, 03/15/2033	160,000	171,148
6.50%, 03/30/2034	100,000	109,139
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	580,000	553,433
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056*	30,000	29,684
Venture Global LNG, Inc.
8.38%, 06/01/2031*	105,000	104,415
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	578,000	588,603
6.50%, 06/15/2034*	18,000	18,392
7.50%, 05/01/2033*	173,000	186,927
7.75%, 05/01/2035*	42,000	45,988
Western Midstream Operating LP
5.30%, 03/01/2048	22,000	18,969
5.50%, 12/15/2035	21,000	20,888
Whistler Pipeline LLC
5.70%, 09/30/2031*	325,000	337,287
5.95%, 09/30/2034*	232,000	239,905
Williams Cos., Inc.
4.63%, 06/30/2030	50,000	50,489
5.75%, 06/24/2044	91,000	90,420
		16,676,097
Security Description		Shares or Principal Amount	Value

Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/2033		$ 32,000	$ 32,154
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*		48,000	48,255
8.88%, 09/01/2031*		2,000	2,136
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*		39,000	41,112
Kennedy-Wilson, Inc.
4.75%, 03/01/2029		65,000	63,118
			186,775
REITS — 0.4%
American Tower Corp.
2.30%, 09/15/2031		73,000	64,839
4.70%, 12/15/2032		22,000	22,005
5.20%, 02/15/2029		97,000	99,828
Arbor Realty SR, Inc.
7.88%, 07/15/2030*		75,000	71,661
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*		65,000	69,350
Crown Castle International Corp.
3.10%, 11/15/2029		680,000	647,911
Crown Castle, Inc.
2.25%, 01/15/2031		730,000	652,043
5.00%, 01/11/2028		57,000	57,891
5.60%, 06/01/2029		44,000	45,657
Goodman US Finance Six LLC
5.13%, 10/07/2034*		23,000	23,093
Hudson Pacific Properties LP
4.65%, 04/01/2029		99,000	91,512
5.95%, 02/15/2028		95,000	93,574
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*		12,000	11,920
4.75%, 06/15/2029*		40,000	39,551
LXP Industrial Trust
2.38%, 10/01/2031		39,000	34,092
National Health Investors, Inc.
3.00%, 02/01/2031		59,000	53,555
5.35%, 02/01/2033		14,000	13,980
Prologis Targeted US Logistics Fund LP
4.25%, 01/15/2031*		220,000	218,374
4.75%, 01/15/2036*		630,000	615,351
Service Properties Trust
Zero Coupon, 09/30/2027*		3,000	2,711
8.88%, 06/15/2032		52,000	51,296
Starwood Property Trust, Inc.
6.50%, 07/01/2030*		52,000	54,242
Weyerhaeuser Co.
4.00%, 03/09/2052		40,000	30,857
			3,065,293
Retail — 0.2%
AutoNation, Inc.
4.45%, 01/15/2029		25,000	25,069
AutoZone, Inc.
4.75%, 02/01/2033		245,000	245,522
5.10%, 07/15/2029		18,000	18,517
6.55%, 11/01/2033		166,000	184,483
Bertrand Franchise Finance SAS FRS
5.75%, (3 ME+3.75%), 07/18/2030	EUR	100,000	116,824
Brinker International, Inc.
8.25%, 07/15/2030*		39,000	41,288

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Darden Restaurants, Inc.
4.35%, 10/15/2027	$ 35,000	$ 35,163
FirstCash, Inc.
4.63%, 09/01/2028*	17,000	16,891
5.63%, 01/01/2030*	32,000	32,119
6.88%, 03/01/2032*	3,000	3,121
Home Depot, Inc.
4.90%, 04/15/2029	45,000	46,298
Kohl's Corp.
5.13%, 05/01/2031	31,000	27,268
LBM Acquisition LLC
6.25%, 01/15/2029*	55,000	49,499
9.50%, 06/15/2031*	30,000	31,273
McDonald's Corp.
3.63%, 09/01/2049	69,000	50,776
4.80%, 08/14/2028	139,000	141,937
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	40,000	37,543
4.75%, 09/15/2029	14,000	13,917
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	83,000	82,511
Park River Holdings, Inc.
8.00%, 03/15/2031*	35,000	36,085
8.75%, 12/31/2030*	21,924	21,568
QXO Building Products, Inc.
6.75%, 04/30/2032*	31,000	32,377
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	95,000	92,690
Staples, Inc.
10.75%, 09/01/2029*	112,000	111,348
		1,494,087
Semiconductors — 1.2%
Amkor Technology, Inc.
5.88%, 10/01/2033*	35,000	35,722
Applied Materials, Inc.
4.60%, 01/15/2036	539,000	530,769
Broadcom, Inc.
2.45%, 02/15/2031	140,000	128,055
3.19%, 11/15/2036*	158,000	133,999
4.15%, 02/15/2028	310,000	311,049
4.20%, 10/15/2030	425,000	424,677
4.90%, 07/15/2032	44,000	44,924
5.05%, 07/12/2029	355,000	365,500
5.20%, 07/15/2035	670,000	686,459
Foundry JV Holdco LLC
5.90%, 01/25/2033*	270,000	282,514
6.15%, 01/25/2032*	1,695,000	1,796,171
Intel Corp.
3.10%, 02/15/2060	280,000	156,433
3.25%, 11/15/2049	222,000	141,823
3.73%, 12/08/2047	1,106,000	787,022
4.10%, 05/11/2047	200,000	151,186
4.15%, 08/05/2032	386,000	372,199
4.75%, 03/25/2050	100,000	81,610
5.70%, 02/10/2053	37,000	34,445
5.90%, 02/10/2063	265,000	247,803
Marvell Technology, Inc.
2.95%, 04/15/2031	675,000	625,174
Micron Technology, Inc.
5.65%, 11/01/2032	670,000	704,266
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Qorvo, Inc.
3.38%, 04/01/2031*	$ 675,000	$ 624,472
QUALCOMM, Inc.
4.75%, 05/20/2032	34,000	34,729
Texas Instruments, Inc.
4.60%, 02/15/2028	55,000	55,861
		8,756,862
Software — 0.7%
Adobe, Inc.
4.75%, 01/17/2028	50,000	50,991
Capstone Borrower, Inc.
8.00%, 06/15/2030*	55,000	56,649
Cloud Software Group, Inc.
6.50%, 03/31/2029*	53,000	53,694
6.63%, 08/15/2033*	35,000	34,687
8.25%, 06/30/2032*	15,000	15,676
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,963
3.88%, 12/01/2029*	301,000	285,658
Oracle Corp.
3.60%, 04/01/2040	763,000	565,870
3.60%, 04/01/2050	305,000	189,988
3.65%, 03/25/2041	63,000	45,960
3.80%, 11/15/2037	138,000	111,413
3.85%, 04/01/2060	105,000	64,160
3.95%, 03/25/2051	345,000	226,996
4.00%, 11/15/2047	83,000	56,995
4.45%, 09/26/2030	43,000	42,068
4.70%, 09/27/2034	355,000	329,186
4.80%, 09/26/2032	1,560,000	1,506,058
5.38%, 09/27/2054	265,000	214,325
5.50%, 08/03/2035	40,000	39,195
5.50%, 09/27/2064	485,000	387,056
5.55%, 02/06/2053	230,000	190,872
5.88%, 09/26/2045	38,000	34,319
5.95%, 09/26/2055	79,000	69,995
6.00%, 08/03/2055	305,000	268,945
6.50%, 04/15/2038	35,000	35,682
Rackspace Finance LLC
3.50%, 05/15/2028*	80,460	29,368
Rocket Software, Inc.
6.50%, 02/15/2029*	134,000	131,317
Roper Technologies, Inc.
4.25%, 09/15/2028	36,000	36,128
		5,075,214
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/2028*	200,000	139,993
Altice France SA
6.50%, 04/15/2032*	155,000	148,596
AT&T, Inc.
3.85%, 06/01/2060	29,000	19,896
4.50%, 05/15/2035	210,000	201,721
4.90%, 08/15/2037	172,000	167,209
5.70%, 11/01/2054	77,000	73,856
6.05%, 08/15/2056	19,000	19,112
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	37,000	38,174
7.00%, 09/15/2055	30,000	31,525
Cisco Systems, Inc.
5.10%, 02/24/2035	101,000	103,771

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
EchoStar Corp.
6.75%, 11/30/2030(2)		$ 175,000	$ 179,282
Iliad Holding SAS
6.88%, 04/15/2031	EUR	200,000	250,717
7.00%, 04/15/2032*		200,000	206,131
Level 3 Financing, Inc.
7.00%, 03/31/2034*		100,000	103,057
8.50%, 01/15/2036*		45,000	46,079
NTT Finance Corp.
4.88%, 07/16/2030*		545,000	555,035
5.17%, 07/16/2032*		1,735,000	1,780,168
Rogers Communications, Inc.
7.00%, 04/15/2055		9,000	9,416
7.13%, 04/15/2055		43,000	45,279
Sable International Finance, Ltd.
7.13%, 10/15/2032*		200,000	202,383
T-Mobile USA, Inc.
2.55%, 02/15/2031		155,000	141,605
3.00%, 02/15/2041		238,000	177,345
3.60%, 11/15/2060		62,000	41,190
3.88%, 04/15/2030		130,000	127,839
4.70%, 01/15/2035		520,000	510,893
5.13%, 05/15/2032		200,000	205,814
5.75%, 01/15/2034		362,000	383,509
Verizon Communications, Inc.
2.85%, 09/03/2041		135,000	97,297
3.00%, 11/20/2060		92,000	53,609
3.40%, 03/22/2041		62,000	48,547
3.88%, 03/01/2052		10,000	7,408
4.50%, 08/10/2033		83,000	81,685
5.25%, 04/02/2035		79,000	80,295
5.75%, 11/30/2045		30,000	29,786
5.88%, 11/30/2055		205,000	202,540
6.00%, 11/30/2065		57,000	56,256
Viasat, Inc.
5.63%, 04/15/2027*		58,000	57,917
7.50%, 05/30/2031*		76,000	72,260
Vodafone Group PLC
5.13%, 06/04/2081		29,000	22,760
5.75%, 06/28/2054		40,000	38,853
5.75%, 02/10/2063		45,000	42,764
5.88%, 06/28/2064		89,000	86,125
WULF Compute LLC
7.75%, 10/15/2030*		80,000	82,420
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(2)		10,793	10,253
13.75%, 09/09/2030*(2)		62,953	57,759
			7,038,129
Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048		70,000	57,301
4.45%, 03/15/2043		64,000	56,908
5.80%, 03/15/2056		20,000	20,420
Canadian Pacific Railway Co.
6.13%, 09/15/2115		49,000	48,833
CSX Corp.
5.05%, 06/15/2035		1,200,000	1,220,573
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035		148,725	129,761
GXO Logistics, Inc.
6.25%, 05/06/2029		47,000	49,497
Security Description		Shares or Principal Amount	Value

Transportation (continued)
Star Leasing Co. LLC
7.63%, 02/15/2030*		$ 56,000	$ 52,093
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*		56,000	59,265
			1,694,651
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026		68,000	67,644
4.00%, 06/30/2030		22,000	21,677
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*		71,000	73,110
5.35%, 03/30/2029*		30,000	30,870
6.05%, 08/01/2028*		70,000	72,932
6.20%, 06/15/2030*		50,000	53,378
			319,611
Total Corporate Bonds & Notes (cost $214,592,084)			213,900,571
CONVERTIBLE BONDS & NOTES — 0.0%
Banks — 0.0%
Mitsubishi UFJ Investor Services & Banking Luxembourg SA FRS
6.55%, (3 ME+4.50%), 12/15/2050 (cost $74,642)	EUR	100,000	75,542
ASSET BACKED SECURITIES — 3.4%
Auto Loan Receivables — 0.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*		130,000	133,960
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030		276,000	280,049
Exeter Automobile Receivables Trust
Series 2025-4A, Class B 4.40%, 05/15/2030		190,000	191,001
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.89%, 04/16/2029*		275,000	276,734
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029		64,000	64,512
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.04%, 07/25/2031*		74,690	75,344
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*		215,000	220,173
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028		140,000	141,211
Series 2024-A, Class A4 4.77%, 04/16/2029		40,000	40,637
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031		250,000	253,900
			1,677,521
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030		200,000	202,595

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Card Receivables (continued)
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	$ 150,000	$ 151,557
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	100,000	99,995
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	200,000	205,053
		659,200
Other Asset Backed Securities — 3.1%
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	40,059	39,779
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	488,570
AREIT FRS
Series 2025-CRE11, Class AS 5.75%, (TSFR1M+1.75%), 07/25/2043*	245,000	245,306
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1R3 5.18%, (TSFR3M+1.30%), 07/20/2038*	1,580,000	1,583,132
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class BR 5.61%, (TSFR3M+1.75%), 04/25/2038*	515,000	516,464
Blue Owl Asset Leasing Trust LLC
Series 2024-1A, Class B 5.41%, 03/15/2030*	100,000	101,150
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	93,133	75,178
Series 2020-1, Class A1 1.69%, 07/15/2060*	194,620	163,751
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	65,973
Series 2020-1, Class A2 1.99%, 07/15/2060*	219,697	184,200
Series 2022-1A, Class A1 5.97%, 08/15/2062*	124,563	122,533
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.31%, (TSFR3M+1.45%), 01/25/2035*	720,000	720,755
Commercial Equipment Finance LLC
Series 2025-1A, Class A 4.83%, 05/15/2031	521,723	521,723
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,339,200	1,192,317
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	486,250	462,192
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	314,180
Elmwood CLO, Ltd. FRS
Series 2023-2A, Class BR 5.64%, (TSFR3M+1.75%), 04/16/2036*	450,000	450,691
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class A3 5.02%, 06/25/2060*	100,000	101,460
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2025-2A, Class B 5.07%, 06/25/2060*	$ 145,000	$ 146,469
Magnetite XXXI, Ltd. FRS
Series 2021-31A, Class CR 5.36%, (TSFR3M+1.55%), 07/15/2034*	285,000	285,000
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	277,613	247,498
Series 2023-A, Class A 5.51%, 10/15/2071*	345,872	355,494
Navient Refinance Loan Trust
Series 2025-B, Class A 4.72%, 09/15/2055*	94,394	94,466
NMEF Funding
Series 2025-B, Class A2 4.64%, 01/18/2033*	100,000	100,385
Series 2025-B, Class B 4.73%, 01/18/2033*	290,000	291,994
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	415,000	422,941
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	105,947	106,772
Series 2025-1A, Class B 5.04%, 05/15/2031*	100,000	101,547
PRET LLC
Series 2025-NPL14, Class A1 5.27%, 12/25/2055*(3)(4)	400,000	400,000
Series 2025-NPL9, Class A1 5.39%, 08/25/2055*(3)	682,606	684,356
Series 2025-NPL7, Class A1 5.66%, 07/25/2055*(3)	550,761	552,189
Series 2025-NPL8, Class A1 5.73%, 08/25/2055*(3)	509,856	511,027
Series 2025-NPL6, Class A1 5.74%, 06/25/2055*(3)	836,534	839,778
Series 2025-NPL3, Class A1 6.71%, 04/25/2055*(3)	513,493	516,563
Series 2025-NPL14, Class A2 6.78%, 12/25/2055*(3)(4)	290,000	289,999
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	296,764	286,481
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	392,188	391,454
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	178,851	178,760
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	302,651	303,261
QTS Issuer ABS I LLC
Series 2025-1A, Class A2 5.44%, 05/25/2055*	1,465,000	1,474,961
Rad CLO 12, Ltd. FRS
Series 2021-12A, Class A1AR 5.16%, (TSFR3M+1.32%), 07/30/2040*	685,000	687,165
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	672,895
RR 23, Ltd. FRS
Series 2022-23A, Class A2R2 5.55%, (TSFR3M+1.65%), 07/15/2037*	990,000	992,537

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	$ 385,000	$ 386,937
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	207,546
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	233,682	235,960
Symphony CLO 36, Ltd. FRS
Series 2025-52A, Class CR 5.47%, (TSFR3M+1.85%), 01/20/2036*	250,000	250,000
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class BR 5.53%, (TSFR3M+1.65%), 07/20/2038*	565,000	567,454
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	164,767	165,025
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,574	135,010
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	263,903	264,707
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	413,876	406,799
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	271,980
Series 2024-1A, Class A2 5.86%, 12/05/2054*	170,000	174,673
Zayo Issuer LLC
Series 2025-1A, Class A2 5.65%, 03/20/2055*	440,000	447,515
		21,796,952
Total Asset Backed Securities (cost $23,875,884)		24,133,673
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.1%
Commercial and Residential — 5.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,389,600
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 6.20%, (TSFR1M+2.42%), 09/15/2034*	339,000	334,957
ALA Trust FRS
Series 2025-OANA, Class A 5.49%, (TSFR1M+1.74%), 06/15/2040*	235,000	235,881
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(5)	90,144	87,119
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	187,245	163,171
Series 2021-3, Class A1 1.07%, 05/25/2066*(5)	353,463	307,198
Series 2021-8, Class A1 1.82%, 11/25/2066*(5)	311,323	280,262
Series 2019-5, Class A1 2.59%, 10/25/2049*(5)	19,761	19,568
Series 2022-2, Class A1 3.35%, 01/25/2067*(5)	86,177	82,531
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	$ 768,729	$ 753,770
Arroyo Mtg. Trust
Series 2022-1, Class A1A 2.50%, 12/25/2056*(3)	363,114	354,924
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	459,929
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(5)(6)	8,129,501	81,715
Series 2019-BN24, Class XA 0.63%, 11/15/2062(5)(6)	2,200,620	48,917
Series 2019-BN23, Class XA 0.68%, 12/15/2052(5)(6)	6,669,830	148,959
Series 2017-BNK8, Class XA 0.70%, 11/15/2050(5)(6)	6,865,578	63,438
Series 2019-BN20, Class XA 0.81%, 09/15/2062(5)(6)	4,017,341	102,633
Series 2019-BN18, Class XA 0.88%, 05/15/2062(5)(6)	2,812,379	67,772
Series 2023-BNK45, Class XA 1.07%, 02/15/2056(5)(6)	1,075,621	60,666
Series 2020-BN28, Class XA 1.76%, 03/15/2063(5)(6)	4,634,682	305,380
BBCMS Mtg. Trust VRS
Series 2025-C32, Class XA 1.13%, 02/15/2062(5)(6)	1,263,325	103,722
Series 2024-C24, Class XA 1.62%, 02/15/2057(5)(6)	1,602,263	148,289
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	7,970	7,947
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(5)(6)	3,789,229	42,183
Series 2018-B1, Class XA 0.52%, 01/15/2051(5)(6)	1,649,649	16,295
Series 2018-B8, Class XA 0.61%, 01/15/2052(5)(6)	8,018,730	112,654
Series 2019-B12, Class XA 1.02%, 08/15/2052(5)(6)	1,752,873	43,546
Series 2019-B10, Class XA 1.22%, 03/15/2062(5)(6)	4,718,971	154,145
Series 2020-B22, Class XA 1.49%, 01/15/2054(5)(6)	2,127,313	127,197
Series 2020-B18, Class XA 1.73%, 07/15/2053(5)(6)	1,016,629	49,996
BOCA Commercial Mtg. Trust FRS
Series 2025-BOCA, Class B 5.75%, (TSFR1M+1.90%), 12/15/2042*	415,000	415,518
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(5)	160,000	164,513
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(5)	97,522	89,873
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(5)	41,898	41,009
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	119,452	117,542

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 4.80%, (TSFR1M+1.05%), 04/15/2034*	$ 94,196	$ 93,741
BX Trust FRS
Series 2024-PAT, Class B 6.79%, (TSFR1M+3.04%), 03/15/2041*	67,000	67,272
BX Trust VRS
Series 2025-ARIA, Class B 5.18%, 12/13/2042*(5)	245,000	246,577
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(5)	1,300,000	1,270,615
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.70%, 12/25/2045*(5)	71,185	67,026
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(5)	289,929	252,667
Series 2021-3, Class A1 0.96%, 09/27/2066*(5)	530,976	457,113
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	179,524
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(5)	190,000	178,819
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 5.67%, (SOFR30A+1.80%), 01/25/2044*	110,000	110,634
Series 2021-R01, Class 1B1 6.97%, (SOFR30A+3.10%), 10/25/2041*	782,000	794,577
Series 2022-R01, Class 1B1 7.02%, (SOFR30A+3.15%), 12/25/2041*	311,000	316,850
CSAIL Commercial Mtg. Trust VRS
Series 2016-C6, Class XA 1.75%, 01/15/2049(5)(6)	988,869	10
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(5)	288,690	246,311
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(5)	391,420	351,781
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(5)	614,553	563,337
Series 2021-NQM8, Class A1 2.84%, 10/25/2066*(5)	351,141	318,206
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(5)	248,482	229,570
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(5)	1,536,000	1,527,505
Series 2021-RPL4, Class A1 4.15%, 12/27/2060*(5)	208,967	208,160
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,612,653
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.59%, 09/15/2053(5)(6)	753,660	32,001
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(5)	150,000	151,874
Series 2024-HLTN, Class C 7.04%, 04/13/2040*(5)	75,000	75,157
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(5)	$ 123,042	$ 110,339
EFMT
Series 2025-INV5, Class A3 5.38%, 12/01/2070*(3)	239,074	239,494
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	136,309	116,031
Extended Stay America Trust FRS
Series 2025-ESH, Class B 5.35%, (TSFR1M+1.60%), 10/15/2042*	100,000	100,156
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(5)	307,477	275,620
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,219,863	1,071,101
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.70%, 03/10/2041*(5)	485,000	492,327
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,239,190
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.61%, 02/13/2053(5)(6)	4,674,864	93,984
INT Commercial Mtg. Trust VRS
Series 2025-PLAZA, Class A 5.04%, 11/05/2037*(5)	535,000	536,524
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,092,177
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	274,500
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,347,081
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(3)	191,332	191,397
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(3)	275,400	275,417
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class B 5.10%, 10/15/2042*(5)	490,000	490,195
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(5)	21,101	20,161
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(5)	182,767	162,126
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(5)	112,612	106,556
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(5)	260,642	256,255
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.29%, 06/15/2050(5)(6)	1,352,612	16,902

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-SPL1, Class A1 4.25%, 02/25/2065*(5)	$ 687,219	$ 672,637
New Residential Mtg. Loan Trust
Series 2025-NQM7, Class A3 5.37%, 10/26/2065*(3)	405,000	405,575
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.35%, (TSFR1M+1.61%), 06/25/2057*	196,556	198,922
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(5)	77,862	74,833
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(5)	44,303	42,750
Series 2022-NQM2, Class A1 3.08%, 03/27/2062*(5)	435,500	413,899
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(5)	193,913	184,058
Series 2016-2A, Class A1 3.75%, 11/26/2035*(5)	220,001	214,265
Series 2016-4A, Class A1 3.75%, 11/25/2056*(5)	224,001	215,717
Series 2018-5A, Class A1 4.75%, 12/25/2057*(5)	159,059	159,009
Series 2025-NQM7, Class A1 5.01%, 10/26/2065*(5)	340,000	340,491
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(5)	535,291	473,420
NRTH Commercial Mtg. Trust FRS
Series 2025-PARK, Class B 5.39%, (TSFR1M+1.64%), 10/15/2040*	60,000	60,019
NYC Commercial Mtg. Trust FRS
Series 2025-3BP, Class B 5.44%, (TSFR1M+1.69%), 02/15/2042*	590,000	588,899
OBX Trust
Series 2022-NQM6, Class A1 4.70%, 07/25/2062*(3)	211,284	209,951
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(5)	348,818	307,165
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(5)	462,422	383,373
OLIT VRS
Series 2025-HB2, Class A 3.00%, 11/25/2038*(5)	92,231	90,034
Series 2025-HB2, Class M1 3.00%, 11/25/2038*(5)	235,000	221,788
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	621,911
PRET Trust
Series 2025-RPL6, Class A1 3.85%, 09/25/2069*(3)	706,314	679,187
Series 2025-RPL6, Class A2 3.85%, 09/25/2069*(3)	105,000	95,841
PRPM LLC
Series 2025-RPL4, Class A1 3.00%, 05/25/2055*(3)	1,074,511	1,021,749
Series 2025-RPL3, Class A1 3.25%, 04/25/2055*(3)	1,146,237	1,109,674
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-7, Class A1 5.50%, 08/25/2030*(3)	$ 326,072	$ 326,880
Series 2024-6, Class A1 5.70%, 11/25/2029*(3)	97,290	97,329
Series 2025-5, Class A1 5.73%, 07/25/2030*(3)	187,293	187,443
Series 2025-6, Class A1 5.77%, 08/25/2028*(3)	452,857	453,586
Series 2025-3, Class A1 6.26%, 05/25/2030*(3)	94,502	94,680
RCO VIII Mtg. LLC
Series 2025-3, Class A1 6.43%, 05/25/2030*(3)	77,952	78,122
RFR Trust VRS
Series 2025-SGRM, Class B 5.67%, 03/11/2041*(5)	510,000	521,776
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	975,000	933,575
SG Residential Mtg. Trust VRS
Series 2022-1, Class A1 3.17%, 03/27/2062*(5)	371,701	349,517
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(5)	18,953	17,499
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(5)	206,382	194,731
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(5)	58,997	56,096
Series 2021-6, Class A1 1.92%, 11/25/2066*(5)	521,038	462,721
TEXAS Commercial Mtg. Trust FRS
Series 2025-TWR, Class B 5.34%, (TSFR1M+1.59%), 04/15/2042*	105,000	104,738
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	348,316	338,632
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(5)	995,266	903,935
Verus Securitization Trust
Series 2021-7, Class A1 2.83%, 10/25/2066*(3)	756,446	694,882
Series 2022-3, Class A1 4.13%, 02/25/2067*(3)	302,077	290,822
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(5)	123,286	116,169
Series 2021-4, Class A1 0.94%, 07/25/2066*(5)	239,933	203,264
Series 2021-2, Class A1 1.03%, 02/25/2066*(5)	129,404	118,555
Series 2021-8, Class A1 2.82%, 11/25/2066*(5)	345,479	320,467
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS1, Class D 3.86%, 05/15/2048(5)	75,000	69,827
		40,562,745

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 1.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.59%, 03/25/2027(5)(6)	$ 4,465,802	$ 24,212
Series K124, Class X1 0.71%, 12/25/2030(5)(6)	3,455,600	102,690
Series K122, Class X1 0.87%, 11/25/2030(5)(6)	868,209	30,393
Series K121, Class X1 1.01%, 10/25/2030(5)(6)	1,580,304	61,572
Series K104, Class X1 1.11%, 01/25/2030(5)(6)	2,364,390	88,232
Series K114, Class X1 1.11%, 06/25/2030(5)(6)	2,853,305	119,779
Series K111, Class X1 1.56%, 05/25/2030(5)(6)	1,098,451	63,040
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	610,123	501,146
Series 4961, Class JB 2.50%, 12/15/2042	261,325	241,677
Series 3883, Class PB 3.00%, 05/15/2041	72,752	70,191
Series 4740, Class BA 3.00%, 09/15/2045	15,914	15,731
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	187,152	179,520
Federal Home Loan Mtg. Corp. Seasoned Credit Risk Transfer Trust
Series 2020-1, Class MA 2.50%, 08/25/2059	218,040	202,465
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 6.77%, (SOFR30A+2.90%), 04/25/2042*	780,000	799,421
Series 2021-HQA3, Class B1 7.22%, (SOFR30A+3.35%), 09/25/2041*	845,000	857,074
Series 2022-DNA4, Class M1B 7.22%, (SOFR30A+3.35%), 05/25/2042*	440,000	454,027
Series 2021-DNA6, Class B1 7.27%, (SOFR30A+3.40%), 10/25/2041*	860,000	875,126
Series 2023-HQA1, Class M1B 7.37%, (SOFR30A+3.50%), 05/25/2043*	840,000	879,824
Series 2022-HQA3, Class M1B 7.42%, (SOFR30A+3.55%), 08/25/2042*	135,000	140,399
Series 2021-DNA7, Class B1 7.52%, (SOFR30A+3.65%), 11/25/2041*	328,000	335,458
Series 2022-HQA2, Class M1B 7.87%, (SOFR30A+4.00%), 07/25/2042*	335,000	349,971
Series 2022-DNA5, Class M1B 8.37%, (SOFR30A+4.50%), 06/25/2042*	535,000	562,768
Federal National Mtg. Assoc. REMIC
Series 2012-21, Class PQ 2.00%, 09/25/2041	39,467	37,684
Series 2012-18, Class GA 2.00%, 12/25/2041	77,430	73,321
Series 2015-48, Class QB 3.00%, 02/25/2043	54,638	53,856
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	454,602
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-27, Class EA 3.00%, 05/25/2048	$ 216,864	$ 196,198
Series 2018-35, Class CD 3.00%, 05/25/2048	137,042	122,497
Series 2019-45, Class PT 3.00%, 08/25/2049	176,259	161,574
Series 2012-52, Class PA 3.50%, 05/25/2042	62,049	60,279
Series 2018-23, Class LA 3.50%, 04/25/2048	183,122	176,407
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,214,967
		9,506,101
Total Collateralized Mortgage Obligations (cost $52,167,474)		50,068,846
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.4%
U.S. Government — 43.5%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,280,405
1.25%, 05/15/2050	7,240,000	3,465,584
1.38%, 11/15/2040(7)	4,996,000	3,242,716
1.38%, 08/15/2050	1,697,000	834,380
1.75%, 08/15/2041	1,543,000	1,041,103
1.88%, 02/15/2041 to 11/15/2051	3,711,000	2,260,689
2.00%, 08/15/2051	1,700,000	973,848
2.25%, 05/15/2041 to 08/15/2046	3,796,000	2,533,321
2.38%, 02/15/2042 to 05/15/2051	10,045,000	6,514,129
2.50%, 02/15/2046 to 05/15/2046	2,317,000	1,609,925
2.75%, 11/15/2042 to 08/15/2047	981,000	723,174
2.88%, 05/15/2043 to 05/15/2049	4,079,000	3,021,094
3.00%, 05/15/2042 to 02/15/2049	7,728,000	5,874,289
3.00%, 08/15/2052(7)(8)	11,421,000	8,179,845
3.13%, 02/15/2043 to 05/15/2048	2,355,000	1,871,308
3.38%, 05/15/2044 to 11/15/2048	3,512,000	2,871,660
3.63%, 08/15/2043 to 05/15/2053	6,160,000	5,049,953
4.13%, 08/15/2053	1,153,000	1,020,675
4.25%, 02/15/2054 to 08/15/2054	5,921,000	5,353,098
4.38%, 02/15/2038 to 05/15/2040	3,227,000	3,206,794
4.50%, 02/15/2044 to 11/15/2054	1,282,000	1,221,296
4.63%, 05/15/2044 to 11/15/2055	2,900,000	2,798,009
4.75%, 02/15/2041 to 08/15/2055	8,022,800	7,917,358
4.88%, 08/15/2045	4,831,000	4,877,800
5.00%, 05/15/2045	128,000	131,400
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,332,466
5.38%, 02/15/2031	2,839,000	3,052,258
6.38%, 08/15/2027	1,817,000	1,899,191
United States Treasury Bonds TIPS
0.25%, 02/15/2050(9)	2,526,408	1,453,483
0.63%, 02/15/2043(9)	1,083,317	805,839
0.75%, 02/15/2042 to 02/15/2045(9)	6,633,517	5,075,553
1.00%, 02/15/2046(9)	625,202	471,136
1.38%, 02/15/2044(9)	1,871,953	1,566,741
United States Treasury Notes
0.38%, 07/31/2027 to 09/30/2027	6,558,000	6,239,534
0.50%, 05/31/2027 to 10/31/2027	9,803,000	9,341,469
0.63%, 12/31/2027 to 08/15/2030	11,598,000	10,503,470
0.75%, 01/31/2028	4,300,000	4,065,684
0.88%, 11/15/2030	3,000,000	2,622,539
1.13%, 02/29/2028 to 02/15/2031	7,104,000	6,422,916
1.25%, 12/31/2026 to 08/15/2031	12,596,000	11,842,964
1.38%, 11/15/2031	2,820,000	2,456,374
1.63%, 08/15/2029 to 05/15/2031	10,238,000	9,329,397

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.75%, 11/15/2029	$ 5,825,000	$ 5,439,776
2.25%, 02/15/2027 to 11/15/2027	9,479,000	9,321,995
2.38%, 05/15/2027 to 05/15/2029	4,144,000	4,011,228
2.63%, 02/15/2029 to 07/31/2029	15,966,000	15,472,505
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,395,723
2.88%, 05/15/2028 to 05/15/2032	8,301,000	7,963,374
3.25%, 06/30/2029	3,673,000	3,631,105
3.50%, 09/30/2027 to 11/30/2030	2,802,000	2,779,562
3.63%, 05/31/2028 to 09/30/2030	6,775,000	6,771,916
3.75%, 04/30/2027 to 05/15/2028	5,745,000	5,775,941
3.88%, 04/30/2030 to 08/15/2034	11,720,000	11,670,798
4.00%, 01/15/2027 to 11/15/2035	16,646,000	16,656,323
4.13%, 11/30/2031 to 11/15/2032	14,161,000	14,362,770
4.25%, 06/30/2029 to 08/15/2035	11,197,000	11,387,708
4.38%, 08/31/2028 to 05/15/2034	5,784,000	5,908,891
4.50%, 04/15/2027 to 11/15/2033	8,758,000	8,966,168
4.63%, 02/15/2035	4,441,000	4,609,793
United States Treasury Notes TIPS
1.75%, 01/15/2034(9)	4,617,981	4,591,503
		306,071,946
U.S. Government Agency — 27.9%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	795,312	719,864
2.00%, 02/01/2036 to 08/01/2052	5,950,050	4,937,882
2.50%, 01/01/2028 to 09/01/2051	788,993	708,144
3.00%, 08/01/2027 to 06/01/2052	2,309,991	2,089,640
3.50%, 11/01/2041 to 02/01/2052	1,216,601	1,146,413
4.00%, 09/01/2040 to 01/01/2050	759,256	735,095
4.50%, 05/01/2048 to 06/01/2052	638,123	626,727
5.00%, 09/01/2031 to 06/01/2055	1,580,482	1,581,773
5.50%, 01/01/2036 to 05/01/2055	9,906,523	10,072,873
6.00%, 03/01/2040 to 07/01/2055	2,252,497	2,314,875
6.25%, 07/15/2032	206,000	233,321
6.75%, 03/15/2031	100,000	113,959
Federal Home Loan Mtg. Corp. FRS
6.10%, (RFUCCT6M+1.49%), 02/01/2037	3,649	3,759
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,283,346	991,265
1.88%, 09/24/2026	837,000	826,734
2.00%, 11/01/2035 to 05/01/2052	22,114,605	18,058,992
2.50%, 04/01/2028 to 04/01/2052	7,850,701	6,817,363
3.00%, 10/01/2027 to 03/01/2050	2,300,215	2,136,094
3.50%, 08/01/2026 to 02/01/2052	3,248,865	3,060,726
4.00%, 10/01/2040 to 03/01/2049	1,667,411	1,614,692
4.26%, 08/01/2030	1,229,000	1,234,414
4.50%, 06/01/2048 to 10/01/2052	1,795,817	1,766,010
5.00%, 05/01/2040 to 11/01/2054	1,423,317	1,425,121
5.50%, 08/01/2037 to 01/01/2054	8,371,055	8,515,465
6.00%, 11/01/2038 to 07/01/2054	1,760,742	1,810,814
6.50%, 10/01/2037 to 07/01/2054	1,456,542	1,514,286
6.63%, 11/15/2030	871,000	982,090
7.25%, 05/15/2030	2,260,000	2,581,648
Federal National Mtg. Assoc. FRS
6.32%, (RFUCCT1Y+1.57%), 05/01/2037	5,151	5,341
6.35%, (H15T1Y+2.28%), 11/01/2036	12,514	13,064
6.35%, (RFUCCT1Y+1.83%), 10/01/2040	19,601	20,422
6.57%, (RFUCCT1Y+1.83%), 10/01/2040	5,192	5,427
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,136,286	941,431
2.00%, January 30 TBA	4,500,000	3,725,841
3.00%, 02/20/2045 to 03/20/2052	884,966	802,469
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, January 30 TBA		$20,300,000	$ 18,237,488
3.50%, 03/20/2045 to 07/20/2045		102,571	95,662
3.50%, January 30 TBA		14,300,000	13,011,315
4.00%, 03/15/2039 to 05/20/2048		463,948	448,917
4.50%, 09/15/2033 to 04/20/2047		220,011	219,291
4.50%, January 30 TBA		6,800,000	6,622,562
5.00%, 06/15/2033 to 08/15/2038		141,239	144,535
5.50%, 02/15/2032 to 05/20/2053		1,001,205	1,021,080
6.00%, 04/15/2028 to 12/15/2036		306,674	318,243
6.50%, 09/15/2031 to 12/15/2031		3,199	3,338
Tennessee Valley Authority
4.25%, 09/15/2065		577,000	475,629
Uniform Mtg. Backed Securities
2.00%, January 30 TBA		9,200,000	7,434,713
2.50%, January 30 TBA		16,000,000	13,523,750
3.50%, January 30 TBA		12,300,000	11,370,293
4.00%, January 30 TBA		10,300,000	9,768,773
5.50%, January 30 TBA		13,570,000	13,759,744
6.00%, January 30 TBA		14,825,000	15,221,235
			195,810,602
Total U.S. Government & Agency Obligations (cost $524,069,258)			501,882,548
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Banks — 0.0%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		200,000	205,501
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		128,000	127,056
Sovereign — 1.4%
Commonwealth of Bahamas
8.25%, 06/24/2036		200,000	223,014
Federative Republic of Brazil
5.50%, 11/06/2030		200,000	203,120
Government of Macedonia
3.68%, 06/03/2026*	EUR	290,000	340,985
Government of Romania
2.63%, 12/02/2040*	EUR	410,000	317,348
2.75%, 04/14/2041	EUR	1,240,000	964,689
5.75%, 03/24/2035*		168,000	166,455
6.38%, 01/30/2034*		346,000	359,850
6.63%, 05/16/2036*		60,000	62,538
7.63%, 01/17/2053		200,000	220,136
Kingdom of Jordan
5.75%, 11/12/2032*		200,000	196,161
Kingdom of Saudi Arabia
3.25%, 10/22/2030		200,000	190,808
3.45%, 02/02/2061		200,000	127,597
5.00%, 01/18/2053		200,000	178,434
Republic of Chile
4.85%, 01/22/2029		200,000	204,230
4.95%, 01/05/2036		300,000	302,445
Republic of Colombia
7.50%, 02/02/2034		475,000	494,950
Republic of Hungary
5.25%, 06/16/2029		200,000	204,062
6.00%, 09/26/2035*		200,000	207,906
Republic of Indonesia
4.75%, 09/10/2034		200,000	199,656
Republic of Ivory Coast
8.08%, 04/01/2036		200,000	215,791

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Kazakhstan
4.71%, 04/09/2035*	$ 200,000	$ 198,763
6.50%, 07/21/2045	200,000	221,459
Republic of Panama
3.87%, 07/23/2060	200,000	132,220
Republic of Peru
2.84%, 06/20/2030	75,000	70,537
Republic of South Africa
7.25%, 12/11/2055*	200,000	198,300
Republic of Trinidad & Tobago
6.40%, 06/26/2034	200,000	201,500
State of Kuwait
4.14%, 10/09/2030*	200,000	199,916
State of Qatar
4.00%, 03/14/2029	200,000	200,370
4.40%, 04/16/2050	200,000	176,813
United Mexican States
5.38%, 03/22/2033	855,000	847,305
5.38%, 03/22/2033	200,000	198,200
5.63%, 09/22/2035	200,000	197,200
6.63%, 01/29/2038	660,000	688,710
6.88%, 05/13/2037	535,000	570,845
7.38%, 05/13/2055	400,000	430,800
		9,913,113
Total Foreign Government Obligations (cost $10,173,963)		10,245,670
MUNICIPAL SECURITIES — 0.3%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	335,000	315,175
6.32%, 11/01/2029	235,000	234,364
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,339,718
Total Municipal Securities (cost $1,954,290)		1,889,257
Total Long-Term Investment Securities (cost $826,907,595)		802,196,107
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(10) (cost $2,861,049)	2,861,049	2,861,049
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(11)	690,000	690,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	625,000	625,000
BNP Paribas SA Joint Repurchase Agreement(11)	625,000	625,000
Security Description	Shares or Principal Amount	Value

Deutsche Bank AG Joint Repurchase Agreement(11)	$ 685,000	$ 685,000
RBS Securities, Inc. Joint Repurchase Agreement(11)	685,000	685,000
Total Repurchase Agreements (cost $3,310,000)		3,310,000
TOTAL INVESTMENTS (cost $833,078,644)	114.9%	808,367,156
Other assets less liabilities	(14.9)	(105,081,023)
NET ASSETS	100.0%	$703,286,133
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $115,818,109 representing 16.5% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2025.
(4)	Securities classified as Level 3 (see Note 1).
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Interest Only
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	The rate shown is the 7-day yield as of December 31, 2025.
(11)	See Note 2 for details of Joint Repurchase Agreements.
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 8,785	$167,882	$176,667
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,408	437,376	440,784
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(13,837)	224,775	210,938
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	6,074	142,452	148,526
Centrally Cleared	5,995,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(11,445)	6,648	(4,797)
								$(7,015)	$979,133	$972,118
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
191	Long	Australian 10 Year Bonds	March 2026	$13,904,069	$13,955,261	$ 51,192
73	Short	Euro-BUND	March 2026	11,015,528	10,944,179	71,349
232	Short	U.S. Treasury 10 Year Notes	March 2026	26,286,344	26,085,500	200,844
21	Short	U.S. Treasury 2 Year Notes	March 2026	4,387,187	4,384,570	2,617
76	Short	U.S. Treasury 5 Year Notes	March 2026	8,349,313	8,307,157	42,156
80	Short	U.S. Treasury Ultra 10 Year Notes	March 2026	9,265,000	9,201,250	63,750
101	Short	U.S. Treasury Ultra Bonds	March 2026	12,102,439	11,918,000	184,439
						$616,347
						Unrealized (Depreciation)
7	Long	Euro Buxl 30 Year Bonds	March 2026	$ 921,263	$ 905,891	$ (15,372)
54	Long	U.S. Treasury Long Bonds	March 2026	6,335,822	6,242,062	(93,760)
50	Short	Long Gilt	March 2026	6,142,868	6,158,112	(15,244)
						$(124,376)
		Net Unrealized Appreciation (Depreciation)				$491,971
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	914,000	USD	1,074,652	01/30/2026	$—	$ (753)
	EUR	2,245,000	USD	2,639,248	03/18/2026	—	(7,973)
	GBP	217,000	USD	291,086	01/30/2026	—	(1,410)
Unrealized Appreciation (Depreciation)						$—	$(10,136)
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$213,900,571	$—	$213,900,571
Convertible Bonds & Notes	—	75,542	—	75,542
Asset Backed Securities:
Other Asset Backed Securities	—	21,106,953	689,999	21,796,952
Other Industries	—	2,336,721	—	2,336,721
Collateralized Mortgage Obligations	—	50,068,846	—	50,068,846
U.S. Government & Agency Obligations	—	501,882,548	—	501,882,548
Foreign Government Obligations	—	10,245,670	—	10,245,670
Municipal Securities	—	1,889,257	—	1,889,257
Short-Term Investments	2,861,049	—	—	2,861,049
Repurchase Agreements	—	3,310,000	—	3,310,000
Total Investments at Value	$2,861,049	$804,816,108	$689,999	$808,367,156
Other Financial Instruments:†
Swaps	$—	$979,133	$—	$979,133
Futures Contracts	616,347	—	—	616,347
Total Other Financial Instruments	$616,347	$979,133	$—	$1,595,480
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$124,376	$—	$—	$124,376
Forward Foreign Currency Contracts	—	10,136	—	10,136
Total Other Financial Instruments	$124,376	$10,136	$—	$134,512
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 3.4%
ANZ Group Holdings, Ltd.	42,921	$ 1,038,576
APA Group	6,536	39,097
Aristocrat Leisure, Ltd.	2,492	96,640
ASX, Ltd.	887	30,433
BHP Group, Ltd. (ASX)	34,388	1,037,694
BHP Group, Ltd. (LSE)	10,071	304,701
Brambles, Ltd.	6,053	92,782
CAR Group, Ltd.	1,872	38,306
Cochlear, Ltd.	310	53,726
Coles Group, Ltd.	6,133	87,751
Commonwealth Bank of Australia	7,710	824,309
Computershare, Ltd.	2,447	55,573
CSL, Ltd.	2,228	256,694
Evolution Mining, Ltd.	9,449	79,494
Fortescue, Ltd.	7,841	114,649
Goodman Group	9,511	195,540
Insurance Australia Group, Ltd.	11,031	58,646
Lottery Corp., Ltd.	10,133	34,837
Lynas Rare Earths, Ltd.†	4,302	35,487
Macquarie Group, Ltd.	5,365	722,041
Medibank Private, Ltd.	12,562	40,077
National Australia Bank, Ltd.	14,006	394,425
Northern Star Resources, Ltd.	6,207	110,102
Origin Energy, Ltd.	8,081	61,897
Pro Medicus, Ltd.	263	38,511
Qantas Airways, Ltd.	3,175	21,904
QBE Insurance Group, Ltd.	6,811	90,231
REA Group, Ltd.	265	32,437
Rio Tinto, Ltd.	12,946	1,268,679
Santos, Ltd.	15,025	61,626
Scentre Group	238,051	664,773
SGH, Ltd.	871	26,843
Sigma Healthcare, Ltd.	21,523	42,218
Sonic Healthcare, Ltd.	2,166	32,662
South32, Ltd.	20,492	48,649
Stockland	11,055	42,131
Suncorp Group, Ltd.	5,029	59,073
Telstra Group, Ltd.	142,573	462,499
Transurban Group	14,108	133,423
Vicinity, Ltd.	17,041	28,993
Washington H. Soul Pattinson & Co., Ltd.	1,554	38,429
Wesfarmers, Ltd.	5,227	281,751
Westpac Banking Corp.	15,822	406,285
WiseTech Global, Ltd.	961	43,555
Woodside Energy Group, Ltd.	8,641	135,306
Woolworths Group, Ltd.	5,576	109,206
		9,872,661
Austria — 0.8%
BAWAG Group AG*	1,611	242,159
Erste Group Bank AG	17,235	2,073,537
OMV AG	731	40,662
Raiffeisen Bank International AG	625	27,949
Verbund AG	341	24,893
		2,409,200
Belgium — 0.7%
Ageas SA	677	47,460
Anheuser-Busch InBev SA NV	4,538	291,160
D'ieteren Group	93	16,753
Elia Group SA	210	27,076
Financiere de Tubize SA	95	23,241
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Groupe Bruxelles Lambert NV	375	$ 33,378
KBC Group NV	1,030	133,882
Lotus Bakeries NV	1	9,225
Sofina SA	82	23,721
Syensqo SA	377	30,278
UCB SA	4,419	1,232,535
		1,868,709
Bermuda — 0.1%
Aegon, Ltd.	5,993	46,251
CK Infrastructure Holdings, Ltd.	3,000	22,203
Hongkong Land Holdings, Ltd.	4,900	34,008
Jardine Matheson Holdings, Ltd.	700	47,743
		150,205
Brazil — 0.1%
NU Holdings, Ltd., Class A†	18,739	313,691
Canada — 1.5%
Brookfield Corp.	12,065	553,959
Definity Financial Corp.	12,112	670,040
Element Fleet Management Corp.	23,482	616,754
Great-West Lifeco, Inc.	10,127	499,433
National Bank of Canada	3,709	466,439
Nutrien, Ltd.	8,655	534,226
Toronto-Dominion Bank	9,491	894,507
		4,235,358
China — 0.4%
Contemporary Amperex Technology Co., Ltd., Class A	8,000	418,818
Tencent Holdings, Ltd.	3,700	283,521
Tencent Music Entertainment Group ADR	22,061	386,729
		1,089,068
Denmark — 1.5%
AP Moller-Maersk A/S, Series A	12	27,636
AP Moller-Maersk A/S, Series B	19	43,794
Carlsberg A/S, Class B	440	57,680
Coloplast A/S, Class B	567	48,669
Danske Bank A/S	3,112	155,243
Demant A/S†	370	12,490
DSV A/S	955	240,322
Genmab A/S†	286	88,378
Novo Nordisk A/S, Class B	32,134	1,637,960
Novonesis (Novozymes), Class B	1,629	104,321
Orsted A/S*†	15,352	294,601
Pandora A/S	3,872	428,272
ROCKWOOL A/S, Class B	485	17,071
Tryg A/S	1,473	38,552
Vestas Wind Systems A/S	41,087	1,109,293
		4,304,282
Finland — 0.9%
Elisa Oyj	690	30,622
Fortum Oyj	2,044	43,498
Kesko Oyj, Class B	1,173	26,535
Kone Oyj, Class B	1,616	114,620
Mandatum Oyj	41,676	335,370
Metso Oyj	3,195	55,743
Neste Oyj	1,892	42,815
Nokia Oyj	24,901	161,284
Nordea Bank Abp	14,286	269,296
Orion Oyj, Class B	478	35,694
Sampo Oyj, Class A	75,810	918,925

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Stora Enso Oyj, Class R	38,833	$ 486,218
UPM-Kymmene Oyj	2,507	72,651
Wartsila OYJ Abp	2,289	80,985
		2,674,256
France — 8.9%
Accor SA	877	49,692
Aeroports de Paris SA	166	21,688
Air Liquide SA	6,767	1,273,447
Alstom SA†	1,567	46,388
Amundi SA*	260	21,503
AXA SA	25,135	1,208,863
BioMerieux	175	22,658
BNP Paribas SA	4,605	435,751
Bollore SE	3,543	19,924
Bouygues SA	878	45,515
Bureau Veritas SA	1,567	49,902
Capgemini SE	705	116,757
Carrefour SA	2,665	44,453
Cie de Saint-Gobain SA	2,101	213,279
Cie Generale des Etablissements Michelin SCA	2,986	99,027
Covivio SA	212	14,089
Credit Agricole SA	4,847	99,495
Danone SA	2,980	268,884
Dassault Aviation SA	98	31,403
Dassault Systemes SE	3,072	85,802
Edenred SE	1,101	24,459
Eiffage SA	309	44,319
Engie SA	38,472	1,011,567
EssilorLuxottica SA	5,203	1,645,053
FDJ United	473	13,114
Gecina SA	195	18,501
Getlink SE	1,375	25,417
Hermes International S.C.A.	148	365,663
Ipsen SA	161	22,486
Kering SA	1,922	678,200
Klepierre SA	989	39,158
Legrand SA	13,489	2,004,546
L'Oreal SA	2,603	1,118,075
LVMH Moet Hennessy Louis Vuitton SE	3,233	2,437,359
Orange SA	8,467	141,273
Pernod Ricard SA	916	78,418
Publicis Groupe SA	1,060	109,966
Renault SA	937	38,791
Rexel SA	984	38,678
Safran SA	8,268	2,877,107
Sanofi SA	21,285	2,065,022
Sartorius Stedim Biotech	130	31,987
Schneider Electric SE	7,888	2,162,112
Societe Generale SA	15,207	1,225,195
Sodexo SA	435	22,285
Teleperformance SE	770	55,481
Thales SA	415	112,092
TotalEnergies SE	29,447	1,919,293
Veolia Environnement SA	2,907	101,285
Vinci SA	6,211	872,194
		25,467,616
Germany — 8.8%
adidas AG	783	154,133
Allianz SE	5,993	2,748,799
BASF SE	4,086	213,464
Security Description	Shares or Principal Amount	Value

Germany (continued)
Bayer AG	4,534	$ 195,584
Bayerische Motoren Werke AG	10,240	1,119,607
Bayerische Motoren Werke AG (Preference Shares)	232	24,934
Beiersdorf AG	9,364	1,030,469
Brenntag SE	543	31,626
Commerzbank AG	3,366	142,503
Continental AG	513	40,953
CTS Eventim AG & Co. KGaA	270	24,784
Daimler Truck Holding AG	2,177	95,461
Delivery Hero SE*†	983	26,245
Deutsche Bank AG	8,543	332,277
Deutsche Boerse AG	867	227,727
Deutsche Lufthansa AG	2,992	29,586
Deutsche Post AG	4,409	241,491
Deutsche Telekom AG	17,046	552,927
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	496	26,577
E.ON SE	10,438	197,872
Evonik Industries AG	1,280	20,088
Fresenius Medical Care AG	1,032	49,443
Fresenius SE & Co. KGaA	1,948	112,118
GEA Group AG	691	46,914
Hannover Rueck SE	274	85,609
Heidelberg Materials AG	615	161,050
Henkel AG & Co. KGaA	475	36,288
Henkel AG & Co. KGaA (Preference Shares)	754	61,624
Hensoldt AG	317	27,394
HOCHTIEF AG	74	29,289
Infineon Technologies AG	43,212	1,914,674
KION Group AG	6,463	516,767
Knorr-Bremse AG	325	36,344
LEG Immobilien SE	364	26,583
Mercedes-Benz Group AG	3,316	234,007
Merck KGaA	616	88,421
MTU Aero Engines AG	247	103,028
Muenchener Rueckversicherungs-Gesellschaft AG	1,812	1,196,606
Nemetschek SE	291	31,731
Porsche Automobil Holding SE (Preference Shares)	719	33,717
Rational AG	26	20,125
Rheinmetall AG	536	982,864
RWE AG	2,895	154,045
SAP SE	19,554	4,784,440
Sartorius AG (Preference Shares)	117	33,827
Scout24 SE*	330	33,263
Siemens AG	17,170	4,821,955
Siemens Energy AG†	3,591	507,508
Siemens Healthineers AG*	23,528	1,234,689
Symrise AG	616	49,847
Talanx AG	285	38,043
Volkswagen AG (Preference Shares)	958	116,515
Vonovia SE	3,552	102,412
Zalando SE*†	1,036	30,760
		25,179,007
Hong Kong — 1.2%
AIA Group, Ltd.	110,000	1,129,864
Alibaba Group Holding, Ltd.	13,140	240,480
BOC Hong Kong Holdings, Ltd.	139,000	702,806
CK Asset Holdings, Ltd.	9,000	45,334
CK Hutchison Holdings, Ltd.	12,000	81,756
CLP Holdings, Ltd.	8,000	71,480
Futu Holdings, Ltd. ADR†	241	39,575
Galaxy Entertainment Group, Ltd.	9,000	44,142
Hang Seng Bank, Ltd.	3,500	69,031

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Henderson Land Development Co., Ltd.	7,000	$ 25,254
HKT Trust & HKT, Ltd.	19,000	28,080
Hong Kong & China Gas Co., Ltd.	52,000	46,791
Hong Kong Exchanges & Clearing, Ltd.	5,500	287,375
Link REIT	12,600	56,121
MTR Corp., Ltd.	6,500	24,856
Power Assets Holdings, Ltd.	6,000	42,497
Sino Land Co., Ltd.	18,000	23,588
SITC International Holdings Co., Ltd.	7,000	25,009
Sun Hung Kai Properties, Ltd.	7,000	84,921
Swire Pacific, Ltd., Class A	1,000	8,042
Techtronic Industries Co., Ltd.	32,500	373,385
WH Group, Ltd.*	37,000	41,193
Wharf Holdings, Ltd.	5,000	13,967
Wharf Real Estate Investment Co., Ltd.	7,000	22,057
		3,527,604
India — 0.3%
HDFC Bank, Ltd.	50,418	558,077
HDFC Bank, Ltd. ADR	10,034	366,642
		924,719
Indonesia — 0.1%
Bank Central Asia Tbk PT	744,900	359,561
Ireland — 0.8%
AIB Group PLC	9,773	105,017
Bank of Ireland Group PLC	4,354	83,298
DCC PLC	3,877	240,959
Kerry Group PLC, Class A	724	66,366
Kingspan Group PLC	13,124	1,134,048
Ryanair Holdings PLC	3,845	133,529
Ryanair Holdings PLC ADR	8,032	579,830
		2,343,047
Isle of Man — 0.0%
Entain PLC	2,962	30,500
Israel — 1.0%
Azrieli Group, Ltd.	176	19,923
Bank Hapoalim BM	5,604	126,785
Bank Leumi Le-Israel BM	6,834	150,642
Check Point Software Technologies, Ltd.†	3,586	665,418
CyberArk Software, Ltd.†	229	102,148
Elbit Systems, Ltd.	136	78,422
ICL Group, Ltd.	3,429	19,666
Israel Discount Bank, Ltd., Class A	5,738	60,935
Mizrahi Tefahot Bank, Ltd.	716	50,001
Monday.com, Ltd.†	173	25,528
Nice, Ltd.†	293	33,247
Nova, Ltd.†	146	48,658
Phoenix Financial, Ltd.	1,015	42,004
Teva Pharmaceutical Industries, Ltd. ADR†	46,798	1,460,566
Wix.com, Ltd.†	214	22,232
		2,906,175
Italy — 3.0%
Banca Mediolanum SpA	946	21,541
Banca Monte dei Paschi di Siena SpA	9,232	98,281
Banco BPM SpA	5,351	81,280
BPER Banca SpA	6,933	93,751
Buzzi SpA	366	22,247
Enel SpA	37,633	392,102
Eni SpA	9,424	178,756
Security Description	Shares or Principal Amount	Value

Italy (continued)
FinecoBank Banca Fineco SpA	52,691	$ 1,368,339
Generali	12,002	503,795
Infrastrutture Wireless Italiane SpA*	1,408	13,048
Intesa Sanpaolo SpA	298,624	2,068,239
Leonardo SpA	1,875	107,411
Moncler SpA	8,795	565,263
Nexi SpA*	2,460	12,137
Poste Italiane SpA*	2,097	52,755
Prysmian SpA	12,593	1,255,672
Recordati Industria Chimica e Farmaceutica SpA	565	32,183
Snam SpA	9,369	62,244
Telecom Italia SpA†	55,559	33,329
Terna - Rete Elettrica Nazionale	6,441	68,489
UniCredit SpA	17,634	1,463,899
Unipol Assicurazioni SpA	1,586	38,150
		8,532,911
Japan — 20.6%
Advantest Corp.	3,500	441,854
Aeon Co., Ltd.	10,500	165,960
AGC, Inc.	900	29,859
Aisin Corp.	2,400	44,884
Ajinomoto Co., Inc.	21,300	450,512
ANA Holdings, Inc.	700	13,296
Asahi Group Holdings, Ltd.	7,100	74,271
Asahi Kasei Corp.	5,900	52,361
Asics Corp.	31,900	768,495
Astellas Pharma, Inc.	8,300	110,896
Bandai Namco Holdings, Inc.	2,800	74,629
Bridgestone Corp.	5,400	121,467
Canon, Inc.	4,100	121,370
Capcom Co., Ltd.	1,600	37,225
Central Japan Railway Co.	3,500	97,026
Chiba Bank, Ltd.	2,600	28,906
Chubu Electric Power Co., Inc.	3,000	46,180
Chugai Pharmaceutical Co., Ltd.	17,600	925,197
Dai Nippon Printing Co., Ltd.	2,000	34,425
Daifuku Co., Ltd.	1,500	47,284
Dai-ichi Life Holdings, Inc.	16,600	137,817
Daiichi Sankyo Co., Ltd.	8,200	174,641
Daikin Industries, Ltd.	7,000	898,611
Daito Trust Construction Co., Ltd.	1,500	28,607
Daiwa House Industry Co., Ltd.	2,600	86,345
Daiwa Securities Group, Inc.	6,300	55,187
Denso Corp.	8,300	114,493
Disco Corp.	400	123,356
East Japan Railway Co.	4,400	116,445
Ebara Corp.	2,200	51,890
Eisai Co., Ltd.	1,200	35,601
ENEOS Holdings, Inc.	12,700	89,747
FANUC Corp.	4,200	163,463
Fast Retailing Co., Ltd.	3,900	1,414,344
Fuji Electric Co., Ltd.	600	45,485
FUJIFILM Holdings Corp.	35,000	747,816
Fujikura, Ltd.	1,100	122,854
Fujitsu, Ltd.	8,100	222,083
Hankyu Hanshin Holdings, Inc.	1,100	27,665
Hikari Tsushin, Inc.	100	27,944
Hitachi, Ltd.	99,500	3,086,853
Honda Motor Co., Ltd.	17,100	167,390
Hoya Corp.	9,200	1,393,516
Hulic Co., Ltd.	2,000	21,864
Idemitsu Kosan Co., Ltd.	3,500	26,401

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
IHI Corp.	4,900	$ 86,397
Inpex Corp.	4,000	79,158
Isetan Mitsukoshi Holdings, Ltd.	35,000	509,772
Isuzu Motors, Ltd.	2,300	35,856
ITOCHU Corp.	112,000	1,413,736
Japan Airlines Co., Ltd.	800	14,891
Japan Exchange Group, Inc.	71,900	767,413
Japan Post Bank Co., Ltd.	8,200	115,325
Japan Post Holdings Co., Ltd.	8,200	86,230
Japan Post Insurance Co., Ltd.	800	24,005
Japan Tobacco, Inc.	5,600	201,527
JFE Holdings, Inc.	2,700	34,357
JX Advanced Metals Corp.	2,600	32,626
Kajima Corp.	2,000	74,581
Kansai Electric Power Co., Inc.	4,400	69,040
Kao Corp.	2,200	88,035
Kawasaki Heavy Industries, Ltd.	700	46,304
Kawasaki Kisen Kaisha, Ltd.	1,800	25,028
KDDI Corp.	111,500	1,928,768
Keyence Corp.	3,100	1,123,145
Kikkoman Corp.	2,700	24,484
Kioxia Holdings Corp.†	900	60,256
Kirin Holdings Co., Ltd.	3,600	54,147
Kobe Bussan Co., Ltd.	600	14,508
Komatsu, Ltd.	4,500	143,852
Konami Group Corp.	400	54,521
Kubota Corp.	4,400	62,132
Kyocera Corp.	6,000	84,229
Kyowa Kirin Co., Ltd.	1,200	19,318
Lasertec Corp.	4,100	778,120
LY Corp.	13,000	34,614
M3, Inc.	2,000	27,084
Makita Corp.	1,000	30,206
Marubeni Corp.	6,500	180,875
MatsukiyoCocokara & Co.	1,500	26,040
Minebea Mitsumi, Inc.	1,600	32,134
Mitsubishi Chemical Group Corp.	6,300	36,796
Mitsubishi Corp.	15,100	346,007
Mitsubishi Electric Corp.	47,900	1,405,217
Mitsubishi Estate Co., Ltd.	54,200	1,320,054
Mitsubishi HC Capital, Inc.	4,000	33,481
Mitsubishi Heavy Industries, Ltd.	14,800	362,481
Mitsubishi UFJ Financial Group, Inc.	270,900	4,301,974
Mitsui & Co., Ltd.	11,400	336,935
Mitsui Fudosan Co., Ltd.	60,900	692,884
Mitsui OSK Lines, Ltd.	1,600	48,036
Mizuho Financial Group, Inc.	11,500	417,585
MonotaRO Co., Ltd.	1,300	20,879
MS&AD Insurance Group Holdings, Inc.	60,200	1,417,538
Murata Manufacturing Co., Ltd.	7,800	161,925
NEC Corp.	25,600	863,208
Nexon Co., Ltd.	1,700	41,704
NIDEC Corp.	4,000	54,168
Nintendo Co., Ltd.	23,900	1,614,429
Nippon Building Fund, Inc.	35	31,909
Nippon Paint Holdings Co., Ltd.	4,100	27,387
Nippon Sanso Holdings Corp.	900	26,875
Nippon Steel Corp.	22,000	89,972
Nippon Yusen KK	2,000	64,754
Nissan Motor Co., Ltd.†	11,500	28,564
Nitori Holdings Co., Ltd.	2,000	35,010
Nitto Denko Corp.	3,200	76,035
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nomura Holdings, Inc.	14,100	$ 117,290
Nomura Research Institute, Ltd.	9,200	354,170
NTT, Inc.	137,000	138,219
Obayashi Corp.	2,900	60,577
Obic Co., Ltd.	1,500	47,136
Olympus Corp.	5,500	70,060
Oracle Corp. Japan	200	16,856
Oriental Land Co., Ltd.	5,000	92,488
ORIX Corp.	18,300	532,014
Osaka Gas Co., Ltd.	1,600	55,535
Otsuka Corp.	1,100	22,645
Otsuka Holdings Co., Ltd.	2,000	112,989
Pan Pacific International Holdings Corp.	8,700	51,845
Panasonic Holdings Corp.	40,700	532,438
Rakuten Group, Inc.†	7,000	44,913
Recruit Holdings Co., Ltd.	28,500	1,625,841
Renesas Electronics Corp.	40,800	558,767
Resona Holdings, Inc.	9,800	92,921
Ryohin Keikaku Co., Ltd.	2,300	40,864
Sanrio Co., Ltd.	900	28,236
SBI Holdings, Inc.	2,500	53,953
SCREEN Holdings Co., Ltd.	400	38,781
Secom Co., Ltd.	1,900	67,525
Seibu Holdings, Inc.	1,000	27,494
Sekisui Chemical Co., Ltd.	1,700	28,521
Sekisui House, Ltd.	2,900	64,732
Seven & i Holdings Co., Ltd.	46,200	663,474
SG Holdings Co., Ltd.	1,200	11,002
Shimadzu Corp.	1,100	29,295
Shimano, Inc.	4,300	453,992
Shimizu Corp.	20,800	354,673
Shin-Etsu Chemical Co., Ltd.	25,400	789,892
Shionogi & Co., Ltd.	3,600	65,139
Shiseido Co., Ltd.	1,700	24,814
SMC Corp.	1,500	522,295
SoftBank Corp.	134,100	184,100
SoftBank Group Corp.	44,800	1,263,014
Sompo Holdings, Inc.	4,000	136,179
Sony Financial Holdings, Inc.†	30,300	32,062
Sony Group Corp.	140,600	3,593,758
Subaru Corp.	18,600	399,473
Sumitomo Corp.	31,100	1,075,588
Sumitomo Electric Industries, Ltd.	3,300	133,614
Sumitomo Metal Mining Co., Ltd.	1,100	44,229
Sumitomo Mitsui Financial Group, Inc.	17,000	547,117
Sumitomo Mitsui Trust Group, Inc.	22,100	671,533
Sumitomo Realty & Development Co., Ltd.	2,800	70,170
Suntory Beverage & Food, Ltd.	700	21,153
Suzuki Motor Corp.	38,200	567,344
Sysmex Corp.	2,600	25,627
T&D Holdings, Inc.	2,200	50,697
Taisei Corp.	700	66,360
Takeda Pharmaceutical Co., Ltd.	7,400	229,896
TDK Corp.	9,200	130,167
Terumo Corp.	39,500	575,489
TIS, Inc.	900	30,126
Toho Co., Ltd.	500	25,496
Tokio Marine Holdings, Inc.	25,300	939,284
Tokyo Electron, Ltd.	5,000	1,098,088
Tokyo Gas Co., Ltd.	1,500	59,311
Tokyo Metro Co., Ltd.	1,500	15,267
Tokyu Corp.	2,500	29,253
Toppan Holdings, Inc.	1,000	29,694

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toray Industries, Inc.	6,400	$ 41,711
Toyota Industries Corp.	700	79,487
Toyota Motor Corp.	152,200	3,255,835
Toyota Tsusho Corp.	3,200	107,914
Trend Micro, Inc.†	600	24,844
Tsuruha Holdings, Inc.	14,700	269,843
Unicharm Corp.	5,700	32,670
West Japan Railway Co.	1,900	37,994
Yamaha Motor Co., Ltd.	4,100	30,282
Yokogawa Electric Corp.	1,000	32,071
Yokohama Financial Group, Inc.	4,800	39,562
Zensho Holdings Co., Ltd.	400	22,926
ZOZO, Inc.	1,900	15,714
		59,131,364
Jersey — 0.3%
CVC Capital Partners PLC*	17,792	297,933
Experian PLC	4,198	189,861
Glencore PLC	46,161	251,104
		738,898
Luxembourg — 0.6%
ArcelorMittal SA	2,115	96,322
Eurofins Scientific SE	544	39,786
InPost SA†	1,134	13,890
Samsonite Group SA*	88,800	226,748
Spotify Technology SA†	2,075	1,204,973
Tenaris SA	1,826	35,224
		1,616,943
Macau — 0.0%
Sands China, Ltd.	10,800	27,218
Mexico — 0.1%
Grupo Mexico SAB de CV, Class B	20,931	197,832
Netherlands — 5.7%
ABN AMRO Bank NV CVA*	11,279	393,694
Adyen NV*†	269	431,603
AerCap Holdings NV	4,961	713,193
Airbus SE	2,732	633,696
Akzo Nobel NV	778	54,035
Argenx SE†	282	237,346
Argenx SE ADR†	725	609,689
ASM International NV	860	518,424
ASML Holding NV	6,100	6,520,388
ASR Nederland NV	739	52,459
BE Semiconductor Industries NV	2,442	379,746
Davide Campari-Milano NV	3,172	20,595
Euronext NV*	362	54,334
EXOR NV	457	38,730
Ferrari NV	581	216,326
Ferrovial SE	2,314	149,657
Heineken Holding NV	580	42,545
Heineken NV	19,839	1,622,858
IMCD NV	297	27,020
ING Groep NV	42,227	1,187,051
JDE Peet's NV	732	27,408
Koninklijke Ahold Delhaize NV	4,124	169,137
Koninklijke KPN NV	17,542	82,064
Koninklijke Philips NV	28,598	774,004
Magnum Ice Cream Co. NV†	14,646	232,463
Nebius Group NV†	955	79,938
NN Group NV	1,222	94,074
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Prosus NV	6,051	$ 373,732
QIAGEN NV	988	45,095
Randstad NV	551	20,948
Stellantis NV	9,234	101,944
STMicroelectronics NV	3,088	80,028
Universal Music Group NV	4,991	130,392
Wolters Kluwer NV	1,028	106,734
		16,221,350
New Zealand — 0.1%
Auckland International Airport, Ltd.	7,061	33,851
Contact Energy, Ltd.	4,150	22,102
Fisher & Paykel Healthcare Corp., Ltd.	2,757	59,821
Infratil, Ltd.	4,039	25,761
Meridian Energy, Ltd.	5,267	16,965
Xero, Ltd.†	776	58,675
		217,175
Norway — 1.3%
Aker BP ASA	1,521	38,703
DNB Bank ASA	80,451	2,240,462
Equinor ASA	31,417	742,746
Gjensidige Forsikring ASA	1,037	31,067
Kongsberg Gruppen ASA	2,070	53,068
Mowi ASA	2,094	50,560
Norsk Hydro ASA	62,519	483,062
Orkla ASA	3,105	34,661
Salmar ASA	254	15,560
Telenor ASA	2,888	42,038
Yara International ASA	830	34,007
		3,765,934
Portugal — 0.3%
Banco Comercial Portugues SA	35,893	37,612
EDP SA	13,809	63,472
Galp Energia SGPS SA	1,901	32,385
Jeronimo Martins SGPS SA	31,922	760,394
		893,863
Singapore — 1.4%
CapitaLand Ascendas REIT	19,300	42,422
CapitaLand Integrated Commercial Trust	27,612	51,217
CapitaLand Investment, Ltd.	9,900	20,872
DBS Group Holdings, Ltd.	28,730	1,257,350
Grab Holdings, Ltd., Class A†	10,331	51,552
Keppel, Ltd.	6,900	55,386
Oversea-Chinese Banking Corp., Ltd.	15,700	241,167
Sea, Ltd. ADR†	9,065	1,156,422
Sembcorp Industries, Ltd.	4,600	21,474
Singapore Airlines, Ltd.	7,500	37,306
Singapore Exchange, Ltd.	3,900	51,246
Singapore Technologies Engineering, Ltd.	7,100	46,323
Singapore Telecommunications, Ltd.	232,700	824,467
United Overseas Bank, Ltd.	5,700	155,231
Wilmar International, Ltd.	7,700	18,408
Yangzijiang Shipbuilding Holdings, Ltd.	11,500	31,136
		4,061,979
South Korea — 0.9%
Kia Corp.	8,106	682,822
KT Corp.	14,530	530,600

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Co., Ltd.	8,822	$ 735,263
SK Square Co., Ltd.†	2,213	556,194
		2,504,879
Spain — 4.3%
Acciona SA	107	23,251
ACS Actividades de Construccion y Servicios SA	805	79,839
Aena SME SA*	3,338	93,443
Amadeus IT Group SA	9,171	672,681
Banco Bilbao Vizcaya Argentaria SA	157,620	3,686,754
Banco de Sabadell SA	23,760	93,173
Banco Santander SA	164,078	1,925,430
Bankinter SA	54,933	909,582
CaixaBank SA	17,692	216,059
Cellnex Telecom SA*	2,326	74,819
EDP Renovaveis SA	1,296	18,281
Endesa SA	1,483	53,384
Grifols SA	1,541	19,283
Iberdrola SA	91,301	1,976,221
Indra Sistemas SA	6,042	342,606
Industria de Diseno Textil SA	26,951	1,775,273
International Consolidated Airlines Group SA	5,502	30,507
Mapfre SA	4,388	22,083
Naturgy Energy Group SA	658	20,035
Puig Brands SA, Class B	12,776	222,657
Repsol SA	5,007	93,779
Telefonica SA	17,460	71,673
		12,420,813
SupraNational — 0.0%
Unibail-Rodamco-Westfield	545	59,234
Sweden — 2.0%
AddTech AB, Class B	1,154	41,009
Alfa Laval AB	1,292	65,285
Assa Abloy AB, Class B	4,645	180,084
Atlas Copco AB, Class A	12,446	222,980
Atlas Copco AB, Class B	7,402	118,709
Beijer Ref AB	1,839	29,585
Boliden AB†	1,312	72,606
Epiroc AB, Class A	2,922	66,116
Epiroc AB, Class B	1,784	36,000
EQT AB	2,346	91,534
Essity AB, Class B	2,856	82,275
Evolution AB*	618	42,059
Fastighets AB Balder, Class B†	3,675	27,158
H & M Hennes & Mauritz AB, Class B	2,312	46,506
Hexagon AB, Class B	9,702	114,756
Holmen AB, Class B	261	10,031
Industrivarden AB, Class A	487	21,887
Industrivarden AB, Class C	676	30,317
Indutrade AB	1,183	30,661
Investment AB Latour, Class B	761	18,525
Investor AB, Class B	8,379	299,016
L E Lundbergforetagen AB, Class B	380	21,027
Lifco AB, Class B	1,092	41,269
Nibe Industrier AB, Class B	6,499	24,934
Saab AB, Class B	1,512	87,947
Sagax AB, Class B	1,120	24,027
Sandvik AB	28,815	933,323
Securitas AB, Class B	2,363	37,653
Skandinaviska Enskilda Banken AB, Class A	39,647	836,969
Skanska AB, Class B	1,639	44,728
Security Description	Shares or Principal Amount	Value

Sweden (continued)
SKF AB, Class B	1,528	$ 40,610
Svenska Cellulosa AB SCA, Class B	2,769	36,780
Svenska Handelsbanken AB, Class A	56,794	828,253
Swedbank AB, Class A	3,933	136,826
Swedish Orphan Biovitrum AB†	978	35,165
Tele2 AB, Class B	2,441	40,959
Telefonaktiebolaget LM Ericsson, Class B	55,995	546,633
Telia Co. AB	10,667	45,573
Trelleborg AB, Class B	954	40,370
Volvo AB, Class B	7,441	238,513
		5,688,658
Switzerland — 8.2%
ABB, Ltd.	21,596	1,596,404
Alcon AG	13,198	1,048,363
Avolta AG	364	21,588
Banque Cantonale Vaudoise	134	16,950
Barry Callebaut AG	14	23,008
Belimo Holding AG	44	42,844
BKW AG	82	17,401
Chocoladefabriken Lindt & Spruengli AG	1	146,489
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	48	702,002
Cie Financiere Richemont SA, Class A	10,315	2,226,144
Coca-Cola HBC AG	1,007	52,149
DSM-Firmenich AG	820	66,264
EMS-Chemie Holding AG	28	19,374
Galderma Group AG	701	142,291
Geberit AG	153	119,183
Givaudan SA	42	166,976
Helvetia Holding AG	354	93,325
Holcim AG	7,284	714,075
Julius Baer Group, Ltd.	4,428	346,175
Kuehne & Nagel International AG	217	46,743
Logitech International SA	714	72,716
Lonza Group AG	1,738	1,175,857
Nestle SA	28,368	2,819,593
Novartis AG	18,262	2,522,680
Partners Group Holding AG	105	128,983
Roche Holding AG	13,827	5,714,258
Roche Holding AG (BR)	146	61,646
Sandoz Group AG	1,942	141,536
Schindler Holding AG	105	37,217
Schindler Holding AG (Participation Certificate)	189	71,227
SGS SA	775	88,849
Sika AG	701	143,674
Sonova Holding AG	942	243,051
Straumann Holding AG	519	60,775
Swatch Group AG	124	26,317
Swiss Life Holding AG	129	149,034
Swiss Prime Site AG	368	57,184
Swiss Re AG	1,382	230,454
Swisscom AG	115	83,570
UBS Group AG	30,776	1,422,684
VAT Group AG*	125	60,024
Zurich Insurance Group AG	677	513,855
		23,432,932
Taiwan — 1.1%
Hon Hai Precision Industry Co., Ltd.	60,000	435,944
Taiwan Semiconductor Manufacturing Co., Ltd.	56,000	2,735,789
		3,171,733

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom — 17.7%
3i Group PLC	4,578	$ 199,177
Admiral Group PLC	11,088	474,682
Anglo American PLC	5,119	210,951
Antofagasta PLC	37,581	1,649,436
ARM Holdings PLC ADR†	1,921	209,985
Ashtead Group PLC	4,379	298,758
Associated British Foods PLC	1,442	41,350
AstraZeneca PLC	20,389	3,755,490
AstraZeneca PLC ADR	21,085	1,938,344
Auto Trader Group PLC*	3,907	30,810
Aviva PLC	74,392	681,100
BAE Systems PLC	62,386	1,434,193
Barclays PLC	173,760	1,103,038
Barratt Redrow PLC	6,115	31,330
BP PLC	72,081	418,429
Bridgepoint Group PLC*	71,922	272,960
British American Tobacco PLC	10,045	569,327
BT Group PLC	289,723	716,420
Bunzl PLC	31,976	892,350
Centrica PLC	22,837	51,999
Coca-Cola Europacific Partners PLC	933	84,623
Compass Group PLC	40,416	1,285,835
Diageo PLC	50,365	1,084,897
Dowlais Group PLC	98,023	110,986
Endeavour Mining PLC	917	47,481
Fresnillo PLC	976	43,459
GSK PLC	61,024	1,499,698
Haleon PLC	308,309	1,560,090
Halma PLC	1,744	82,649
Hikma Pharmaceuticals PLC	787	16,443
HSBC Holdings PLC	79,322	1,243,595
HSBC Holdings PLC	99,200	1,553,458
Imperial Brands PLC	3,585	150,720
Informa PLC	5,880	69,748
InterContinental Hotels Group PLC	673	94,272
Intertek Group PLC	750	46,513
J Sainsbury PLC	8,518	37,539
JD Sports Fashion PLC	13,312	15,115
Kingfisher PLC	249,076	1,044,404
Klarna Group PLC†	3,474	100,433
Land Securities Group PLC	3,086	25,683
Legal & General Group PLC	26,409	92,731
Lloyds Banking Group PLC	1,928,666	2,541,676
London Stock Exchange Group PLC	12,621	1,519,752
M&G PLC	10,177	39,083
Marks & Spencer Group PLC	9,239	41,098
Melrose Industries PLC	72,415	569,732
National Grid PLC	143,162	2,206,287
NatWest Group PLC	37,067	323,297
Next PLC	3,941	725,084
Pearson PLC	2,537	35,804
Persimmon PLC	15,280	279,344
Phoenix Group Holdings PLC	3,372	33,240
Prudential PLC	11,761	181,463
Reckitt Benckiser Group PLC	15,479	1,253,198
RELX PLC	33,768	1,365,857
Rentokil Initial PLC	11,723	70,020
Rio Tinto PLC	5,223	416,717
Rolls-Royce Holdings PLC	91,842	1,427,513
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Sage Group PLC	48,399	$ 704,771
Schroders PLC	3,746	20,416
Segro PLC	29,696	287,268
Severn Trent PLC	1,227	46,126
Shell PLC	26,578	976,323
Shell PLC (XAMS)	55,235	2,038,661
Shell PLC ADR	16,000	1,175,680
Smith & Nephew PLC	3,638	60,564
Smiths Group PLC	1,444	45,502
Spirax Group PLC	324	29,631
SSE PLC	5,564	163,150
Standard Chartered PLC	49,499	1,208,816
Tesco PLC	121,374	722,646
Unilever PLC	62,554	4,089,866
United Utilities Group PLC	3,140	50,513
Vodafone Group PLC	88,069	117,019
Whitbread PLC	14,444	493,086
Wise PLC, Class A†	3,113	37,391
		50,567,095
United States — 0.7%
Autoliv, Inc. SDR	4,265	514,420
Broadcom, Inc.	1,634	565,527
Liberty Media Corp.-Liberty Formula One, Class C†	2,958	291,393
MercadoLibre, Inc.†	113	227,611
Philip Morris International, Inc.	2,600	417,040
		2,015,991
Total Long-Term Investment Securities (cost $201,242,468)		282,922,461
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(1)	514,005	514,005
T. Rowe Price Government Reserve Fund 3.77%(1)	382,798	382,798
Total Short-Term Investments (cost $896,803)		896,803
TOTAL INVESTMENTS (cost $202,139,271)	99.1%	283,819,264
Other assets less liabilities	0.9	2,580,513
NET ASSETS	100.0%	$286,399,777
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $4,007,357 representing 1.4% of net assets.
(1)	The rate shown is the 7-day yield as of December 31, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
BNP Paribas SA	Pay	Redeia Corp. SA	1,861	2.19% (ESTR + 0.26%)	Monthly	05/19/2027	$32,890	$ 287	$ 287
HSBC Holdings	Pay	Naturgy Energy Group SA	467	2.38% (ESTR + 0.45%)	Monthly	02/10/2028	13,448	772	772
								$1,059	$1,059
ESTR—Euro Short-Term Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Euro STOXX 50 Index	March 2026	$269,881	$274,574	$4,693
1	Long	FTSE 100 Index	March 2026	131,549	134,000	2,451
						$7,144
						Unrealized (Depreciation)
1	Long	SGX Nikkei 225 Index	March 2026	$161,025	$161,023	$ (2)
		Net Unrealized Appreciation (Depreciation)				$7,142
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	17.1%
Pharmaceuticals	8.5
Semiconductors	6.1
Insurance	5.1
Retail	3.4
Aerospace/Defense	3.1
Oil & Gas	3.0
Telecommunications	3.0
Cosmetics/Personal Care	2.9
Food	2.7
Electrical Components & Equipment	2.7
Auto Manufacturers	2.5
Electric	2.5
Healthcare-Products	2.4
Mining	2.4
Software	2.0
Commercial Services	1.8
Machinery-Construction & Mining	1.8
Building Materials	1.8
Miscellaneous Manufacturing	1.7
Diversified Financial Services	1.7
Apparel	1.7
Distribution/Wholesale	1.5
Home Furnishings	1.5
Internet	1.3
Machinery-Diversified	1.3
Chemicals	1.2
Beverages	1.1
Computers	1.0
Electronics	0.9
Real Estate	0.9
Auto Parts & Equipment	0.7
Toys/Games/Hobbies	0.6
Private Equity	0.6
Engineering & Construction	0.5
Agriculture	0.5
Food Service	0.5
Leisure Time	0.5

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
REITS	0.4%
Healthcare-Services	0.4
Household Products/Wares	0.4
Biotechnology	0.4
Energy-Alternate Sources	0.4
Transportation	0.3
Investment Companies	0.3
Short-Term Investments	0.3
Airlines	0.3
Lodging	0.2
Hand/Machine Tools	0.2
Packaging & Containers	0.2
Iron/Steel	0.2
Entertainment	0.1
Home Builders	0.1
Media	0.1
Office/Business Equipment	0.1
Advertising	0.1
Holding Companies-Diversified	0.1
99.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$313,691	$—	$—	$313,691
Canada	4,235,358	—	—	4,235,358
China	386,729	702,339	—	1,089,068
Hong Kong	39,575	3,488,029	—	3,527,604
India	366,642	558,077	—	924,719
Ireland	579,830	1,763,217	—	2,343,047
Israel	2,275,892	630,283	—	2,906,175
Luxembourg	1,204,973	411,970	—	1,616,943
Mexico	197,832	—	—	197,832
Netherlands	1,635,283	14,586,067	—	16,221,350
Singapore	1,207,974	2,854,005	—	4,061,979
United Kingdom	3,509,065	47,058,030	—	50,567,095
United States	1,501,571	514,420	—	2,015,991
Other Countries	—	192,901,609	—	192,901,609
Short-Term Investments	896,803	—	—	896,803
Total Investments at Value	$18,351,218	$265,468,046	$—	$283,819,264
Other Financial Instruments:†
Swaps	$—	$1,059	$—	$1,059
Futures Contracts	7,144	—	—	7,144
Total Other Financial Instruments	$7,144	$1,059	$—	$8,203
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2	$—	$—	$2
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 1.4%
Boeing Co.†	1,178	$ 255,767
General Dynamics Corp.	459	154,527
General Electric Co.	7,212	2,221,513
Howmet Aerospace, Inc.	1,379	282,723
RTX Corp.	4,583	840,522
TransDigm Group, Inc.	193	256,661
		4,011,713
Agriculture — 0.2%
Philip Morris International, Inc.	2,980	477,992
Apparel — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	1,155	870,754
On Holding AG, Class A†	17,235	801,083
Ralph Lauren Corp.	131	46,323
Tapestry, Inc.	701	89,567
		1,807,727
Auto Manufacturers — 4.0%
Cummins, Inc.	316	161,302
Tesla, Inc.†	25,853	11,626,611
		11,787,913
Banks — 1.9%
Bank of America Corp.	16,385	901,175
Bank of New York Mellon Corp.	1,502	174,367
Goldman Sachs Group, Inc.	666	585,414
JPMorgan Chase & Co.	10,667	3,437,121
Morgan Stanley	2,518	447,020
		5,545,097
Beverages — 0.2%
Coca-Cola Co.	5,558	388,560
Monster Beverage Corp.†	2,438	186,921
		575,481
Biotechnology — 3.5%
Amgen, Inc.	1,252	409,792
Argenx SE ADR†	771	648,372
Biogen, Inc.†	2,489	438,039
Gilead Sciences, Inc.	2,290	281,075
Incyte Corp.†	575	56,793
Insmed, Inc.†	5,351	931,288
Roivant Sciences, Ltd.†	145,284	3,152,663
Royalty Pharma PLC, Class A	111,897	4,323,700
		10,241,722
Building Materials — 0.4%
Johnson Controls International PLC	1,379	165,135
Martin Marietta Materials, Inc.	1,378	858,026
Trane Technologies PLC	401	156,069
		1,179,230
Chemicals — 0.3%
Sherwin-Williams Co.	2,396	776,376
Commercial Services — 0.6%
Adyen NV*†	545	874,437
Moody's Corp.	250	127,713
Quanta Services, Inc.	508	214,407
Rollins, Inc.	1,024	61,460
S&P Global, Inc.	466	243,527
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	120	$ 97,118
Verisk Analytics, Inc.	258	57,712
		1,676,374
Computers — 6.7%
Apple, Inc.	52,817	14,358,830
Crowdstrike Holdings, Inc., Class A†	9,004	4,220,715
Fortinet, Inc.†	1,350	107,203
International Business Machines Corp.	1,661	492,005
Sandisk Corp.†	472	112,043
Seagate Technology Holdings PLC	476	131,086
Zscaler, Inc.†	1,982	445,791
		19,867,673
Distribution/Wholesale — 0.7%
Core & Main, Inc., Class A†	39,252	2,039,926
Diversified Financial Services — 3.4%
American Express Co.	1,249	462,067
Apollo Global Management, Inc.	837	121,164
Capital One Financial Corp.	4,350	1,054,266
Cboe Global Markets, Inc.	186	46,686
CME Group, Inc.	690	188,425
Coinbase Global, Inc., Class A†	3,377	763,675
Federal National Mtg. Assoc.†	221,948	2,381,502
Interactive Brokers Group, Inc., Class A	1,533	98,587
Mastercard, Inc., Class A	6,637	3,788,931
Visa, Inc., Class A	3,173	1,112,803
		10,018,106
Electric — 0.2%
Constellation Energy Corp.	715	252,588
NRG Energy, Inc.	495	78,824
Vistra Corp.	1,098	177,140
		508,552
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	2,955	606,691
Eaton Corp. PLC	2,926	931,960
		1,538,651
Electronics — 0.5%
Allegion PLC	155	24,679
Amphenol Corp., Class A	4,184	565,426
Coherent Corp.†	3,665	676,449
Jabil, Inc.	227	51,760
Mettler-Toledo International, Inc.†	30	41,826
TE Connectivity PLC	694	157,892
		1,518,032
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	362	94,565
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	119	111,061
EMCOR Group, Inc.	153	93,604
		204,665
Entertainment — 0.3%
Live Nation Entertainment, Inc.†	292	41,610
TKO Group Holdings, Inc.	3,339	697,851
		739,461
Environmental Control — 0.1%
Waste Connections, Inc.	2,336	409,641

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 2.6%
Boston Scientific Corp.†	10,517	$ 1,002,796
Edwards Lifesciences Corp.†	894	76,213
Guardant Health, Inc.†	7,285	744,090
IDEXX Laboratories, Inc.†	273	184,693
Insulet Corp.†	235	66,796
Intuitive Surgical, Inc.†	3,877	2,195,778
Medline, Inc., Class A†	74,556	3,131,352
ResMed, Inc.	280	67,444
STERIS PLC	171	43,352
Stryker Corp.	494	173,626
		7,686,140
Healthcare-Services — 0.1%
HCA Healthcare, Inc.	546	254,906
Home Builders — 0.1%
D.R. Horton, Inc.	1,885	271,497
Insurance — 1.2%
Berkshire Hathaway, Inc., Class B†	6,268	3,150,610
Cincinnati Financial Corp.	321	52,426
Progressive Corp.	1,122	255,502
W.R. Berkley Corp.	586	41,090
		3,499,628
Internet — 22.6%
Airbnb, Inc., Class A†	32,677	4,434,922
Alphabet, Inc., Class A	29,082	9,102,666
Alphabet, Inc., Class C	29,991	9,411,176
Amazon.com, Inc.†	42,346	9,774,304
AppLovin Corp., Class A†	9,118	6,143,891
Booking Holdings, Inc.	110	589,086
Chewy, Inc., Class A†	25,423	840,230
DoorDash, Inc., Class A†	23,698	5,367,123
eBay, Inc.	1,129	98,336
Expedia Group, Inc.	397	112,474
MercadoLibre, Inc.†	442	890,303
Meta Platforms, Inc., Class A	15,469	10,210,932
Netflix, Inc.†	14,484	1,358,020
Palo Alto Networks, Inc.†	1,309	241,118
Robinhood Markets, Inc., Class A†	2,688	304,013
Shopify, Inc., Class A†	36,608	5,892,790
Spotify Technology SA†	2,171	1,260,721
Uber Technologies, Inc.†	7,102	580,304
VeriSign, Inc.	291	70,699
		66,683,108
Leisure Time — 0.1%
Carnival Corp.†	3,761	114,861
Norwegian Cruise Line Holdings, Ltd.†	890	19,865
Royal Caribbean Cruises, Ltd.	867	241,823
		376,549
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	792	227,502
Las Vegas Sands Corp.	1,037	67,498
Marriott International, Inc., Class A	758	235,162
Wynn Resorts, Ltd.	289	34,776
		564,938
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	1,600	916,592
GE Vernova, Inc.	2,563	1,675,100
		2,591,692
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.4%
Rockwell Automation, Inc.	3,324	$ 1,293,269
Media — 0.0%
Fox Corp., Class A	480	35,074
Fox Corp., Class B	342	22,206
		57,280
Mining — 0.1%
Newmont Corp.	3,730	372,441
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	176	99,956
Parker-Hannifin Corp.	242	212,708
		312,664
Pharmaceuticals — 3.4%
AbbVie, Inc.	2,779	634,974
AstraZeneca PLC ADR	6,490	596,625
Dexcom, Inc.†	694	46,061
Eli Lilly & Co.	6,054	6,506,113
Johnson & Johnson	10,690	2,212,295
		9,996,068
Pipelines — 0.4%
Targa Resources Corp.	7,147	1,318,622
Private Equity — 0.1%
KKR & Co., Inc.	1,267	161,517
REITS — 0.5%
American Tower Corp.	4,897	859,766
Simon Property Group, Inc.	449	83,115
Ventas, Inc.	852	65,928
Welltower, Inc.	2,346	435,441
		1,444,250
Retail — 2.2%
AutoZone, Inc.†	37	125,485
Carvana Co.†	244	102,973
Costco Wholesale Corp.	1,859	1,603,090
Floor & Decor Holdings, Inc., Class A†	19,275	1,173,655
Home Depot, Inc.	2,917	1,003,740
McDonald's Corp.	1,071	327,330
O'Reilly Automotive, Inc.†	2,902	264,691
Ross Stores, Inc.	3,639	655,529
TJX Cos., Inc.	2,092	321,352
Ulta Beauty, Inc.†	150	90,752
Wingstop, Inc.	3,381	806,335
Yum! Brands, Inc.	475	71,858
		6,546,790
Semiconductors — 17.1%
Advanced Micro Devices, Inc.†	10,530	2,255,105
Applied Materials, Inc.	2,723	699,784
Broadcom, Inc.	29,151	10,089,161
KLA Corp.	998	1,212,650
Lam Research Corp.	13,093	2,241,260
Marvell Technology, Inc.	9,708	824,986
Micron Technology, Inc.	6,933	1,978,748
Monolithic Power Systems, Inc.	165	149,549
NVIDIA Corp.	165,906	30,941,469
Teradyne, Inc.	317	61,358
		50,454,070
Software — 20.0%
Autodesk, Inc.†	420	124,324

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc.†	586	$ 183,172
Cloudflare, Inc., Class A†	52,634	10,376,793
Datadog, Inc., Class A†	6,211	844,634
Dayforce, Inc.†	251	17,359
Electronic Arts, Inc.	368	75,193
Fair Isaac Corp.†	39	65,934
Intuit, Inc.	1,876	1,242,700
Microsoft Corp.	50,479	24,412,654
MSCI, Inc.	1,820	1,044,189
Oracle Corp.	11,739	2,288,048
Palantir Technologies, Inc., Class A†	13,729	2,440,330
ROBLOX Corp., Class A†	45,773	3,708,986
Samsara, Inc., Class A†	117,652	4,170,763
ServiceNow, Inc.†	2,163	331,350
Snowflake, Inc.†	21,457	4,706,808
Strategy, Inc., Class A†	18,667	2,836,451
Take-Two Interactive Software, Inc.†	302	77,321
Workday, Inc., Class A†	333	71,522
		59,018,531
Telecommunications — 0.4%
Arista Networks, Inc.†	3,530	462,536
Cisco Systems, Inc.	7,139	549,917
Corning, Inc.	1,840	161,110
		1,173,563
Transportation — 0.7%
Old Dominion Freight Line, Inc.	6,691	1,049,149
Union Pacific Corp.	4,916	1,137,169
		2,186,318
Total Common Stocks (cost $195,339,986)		291,282,738
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $45,520)	561	59,859
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNH (Expiration Date: 12/17/2026; Strike Price: USD 7.32; Counterparty: Standard Chartered Bank)	30,689,463	55,057
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	24,243,084	48
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 04/01/2026; Strike Price: USD 7.90; Counterparty: Standard Chartered Bank)	14,837,364	$ 148
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/13/2026; Strike Price: USD 7.71; Counterparty: Goldman Sachs International)	23,427,474	94
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/11/2026; Strike Price: USD 7.58; Counterparty: Standard Chartered Bank)	31,640,559	5,063
Total Purchased Options (cost $460,091)		60,410
Total Long-Term Investment Securities (cost $195,845,597)		291,403,007
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.49%(1)	187,310	187,310
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(1)	1,573,421	1,573,421
Total Short-Term Investments (cost $1,760,731)		1,760,731
TEST 1
TOTAL INVESTMENTS (cost $197,606,328)	99.5%	293,163,738
Other assets less liabilities	0.5	1,551,255
NET ASSETS	100.0%	$294,714,993
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $874,437 representing 0.3% of net assets.
(1)	The rate shown is the 7-day yield as of December 31, 2025.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
7	Long	E-Mini Russell 1000 Index	March 2026	$1,694,951	$1,681,295	$(13,656)
4	Long	Micro E-mini S&P 500 Index	March 2026	139,121	137,850	(1,271)
						$(14,927)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$936,973	$870,754	$—	$1,807,727
Commercial Services	801,937	874,437	—	1,676,374
Other Industries	287,798,637	—	—	287,798,637
Unaffiliated Investment Companies	59,859	—	—	59,859
Purchased Options	—	60,410	—	60,410
Short-Term Investments	1,760,731	—	—	1,760,731
Total Investments at Value	$291,358,137	$1,805,601	$—	$293,163,738
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,927	$—	$—	$14,927
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.1%
Omnicom Group, Inc.	1,284	$ 103,683
Trade Desk, Inc., Class A†	1,775	67,379
		171,062
Aerospace/Defense — 1.6%
Boeing Co.†	1,768	383,868
General Dynamics Corp.	480	161,597
General Electric Co.	2,041	628,689
L3Harris Technologies, Inc.	6,267	1,839,803
Lockheed Martin Corp.	821	397,093
Northrop Grumman Corp.	541	308,484
RTX Corp.	6,539	1,199,253
		4,918,787
Agriculture — 0.8%
Altria Group, Inc.	6,768	390,243
Archer-Daniels-Midland Co.	30,235	1,738,210
Bunge Global SA	546	48,638
Philip Morris International, Inc.	2,762	443,025
		2,620,116
Airlines — 0.3%
Delta Air Lines, Inc.	2,615	181,481
Southwest Airlines Co.	13,512	558,451
United Airlines Holdings, Inc.†	1,305	145,925
		885,857
Apparel — 0.1%
Deckers Outdoor Corp.†	588	60,958
NIKE, Inc., Class B	4,795	305,489
		366,447
Auto Manufacturers — 2.1%
Cummins, Inc.	1,965	1,003,034
Ford Motor Co.	15,780	207,034
General Motors Co.	3,761	305,844
PACCAR, Inc.	29,254	3,203,606
Tesla, Inc.†	4,305	1,936,045
		6,655,563
Auto Parts & Equipment — 0.6%
Aptiv PLC†	856	65,133
Gentex Corp.	80,875	1,881,961
		1,947,094
Banks — 8.5%
Bank of America Corp.	27,088	1,489,840
Bank of New York Mellon Corp.	9,850	1,143,487
Citigroup, Inc.	7,215	841,918
Citizens Financial Group, Inc.	1,727	100,874
Fifth Third Bancorp	2,665	124,749
Goldman Sachs Group, Inc.	423	371,817
Huntington Bancshares, Inc.	6,339	109,982
JPMorgan Chase & Co.	23,518	7,577,970
KeyCorp	3,805	78,535
M&T Bank Corp.	8,887	1,790,553
Morgan Stanley	12,764	2,265,993
Northern Trust Corp.	7,780	1,062,670
PNC Financial Services Group, Inc.	9,975	2,082,082
Regions Financial Corp.	64,371	1,744,454
State Street Corp.	1,126	145,265
Truist Financial Corp.	42,957	2,113,914
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	41,856	$ 2,233,436
Wells Fargo & Co.	12,657	1,179,632
		26,457,171
Beverages — 2.5%
Brown-Forman Corp., Class B	705	18,372
Coca-Cola Co.	9,054	632,965
Constellation Brands, Inc., Class A	563	77,671
Heineken Holding NV	14,652	1,074,772
Keurig Dr Pepper, Inc.	58,351	1,634,412
Molson Coors Beverage Co., Class B	703	32,816
PepsiCo, Inc.	22,550	3,236,376
Pernod Ricard SA	11,092	949,574
		7,656,958
Biotechnology — 1.1%
Amgen, Inc.	695	227,481
Biogen, Inc.†	592	104,186
Corteva, Inc.	2,725	182,657
Gilead Sciences, Inc.	17,658	2,167,343
Moderna, Inc.†	1,398	41,227
Regeneron Pharmaceuticals, Inc.	406	313,379
Vertex Pharmaceuticals, Inc.†	1,023	463,787
		3,500,060
Building Materials — 1.5%
Amrize, Ltd.†	12,255	662,751
Builders FirstSource, Inc.†	446	45,889
Carrier Global Corp.	3,192	168,665
CRH PLC	2,703	337,334
Johnson Controls International PLC	15,464	1,851,814
Lennox International, Inc.	129	62,640
Martin Marietta Materials, Inc.	243	151,306
Masco Corp.	837	53,116
Mohawk Industries, Inc.†	8,375	915,388
Trane Technologies PLC	420	163,464
Vulcan Materials Co.	533	152,022
		4,564,389
Chemicals — 1.1%
Air Products & Chemicals, Inc.	897	221,577
Albemarle Corp.	475	67,184
Axalta Coating Systems, Ltd.†	18,111	585,166
CF Industries Holdings, Inc.	613	47,409
Dow, Inc.	2,845	66,516
DuPont de Nemours, Inc.	1,674	67,295
Ecolab, Inc.	1,028	269,871
International Flavors & Fragrances, Inc.	1,048	70,625
Linde PLC	1,883	802,892
LyondellBasell Industries NV, Class A	1,019	44,123
Mosaic Co.	1,292	31,124
PPG Industries, Inc.	8,552	876,238
Qnity Electronics, Inc.	833	68,015
Sherwin-Williams Co.	930	301,348
		3,519,383
Commercial Services — 1.0%
Automatic Data Processing, Inc.	1,631	419,542
Block, Inc.†	2,208	143,719
Cintas Corp.	1,377	258,973
Corpay, Inc.†	282	84,862
Equifax, Inc.	493	106,971
Global Payments, Inc.	955	73,917
H&R Block, Inc.	26,041	1,134,867

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Moody's Corp.	311	$ 158,874
PayPal Holdings, Inc.	3,773	220,268
S&P Global, Inc.	700	365,813
United Rentals, Inc.	113	91,453
Verisk Analytics, Inc.	264	59,054
		3,118,313
Computers — 5.2%
Accenture PLC, Class A	10,243	2,748,197
Amdocs, Ltd.	35,074	2,823,808
Apple, Inc.	29,789	8,098,438
Cognizant Technology Solutions Corp., Class A	11,525	956,575
Dell Technologies, Inc., Class C	1,215	152,944
EPAM Systems, Inc.†	218	44,664
Fortinet, Inc.†	943	74,884
Gartner, Inc.†	291	73,414
Hewlett Packard Enterprise Co.	5,320	127,786
HP, Inc.	3,769	83,973
International Business Machines Corp.	1,809	535,844
Leidos Holdings, Inc.	516	93,086
NetApp, Inc.	805	86,207
Seagate Technology Holdings PLC	316	87,023
Super Micro Computer, Inc.†	2,022	59,184
Western Digital Corp.	1,379	237,560
		16,283,587
Cosmetics/Personal Care — 2.1%
Colgate-Palmolive Co.	3,250	256,815
Estee Lauder Cos., Inc., Class A	7,157	749,481
Kenvue, Inc.	85,974	1,483,052
Procter & Gamble Co.	9,422	1,350,267
Unilever PLC	41,678	2,725,741
		6,565,356
Distribution/Wholesale — 0.2%
Copart, Inc.†	3,590	140,548
Fastenal Co.	4,629	185,762
Pool Corp.	133	30,424
WW Grainger, Inc.	176	177,593
		534,327
Diversified Financial Services — 4.9%
American Express Co.	693	256,375
Ameriprise Financial, Inc.	374	183,387
Apollo Global Management, Inc.	880	127,389
Ares Management Corp., Class A	7,768	1,255,542
Blackrock, Inc.	2,502	2,677,991
Capital One Financial Corp.	2,563	621,169
Cboe Global Markets, Inc.	207	51,957
Charles Schwab Corp.	28,701	2,867,517
CME Group, Inc.	640	174,771
Coinbase Global, Inc., Class A†	920	208,049
Franklin Resources, Inc.	1,245	29,743
Intercontinental Exchange, Inc.	2,299	372,346
Invesco, Ltd.	1,873	49,204
LPL Financial Holdings, Inc.	4,669	1,667,627
Mastercard, Inc., Class A	1,091	622,830
Nasdaq, Inc.	14,949	1,451,996
Raymond James Financial, Inc.	9,609	1,543,109
Synchrony Financial	1,452	121,140
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	873	$ 89,378
Visa, Inc., Class A	3,062	1,073,874
		15,445,394
Electric — 3.9%
AES Corp.	2,962	42,475
Alliant Energy Corp.	1,053	68,456
Ameren Corp.	1,083	108,148
American Electric Power Co., Inc.	17,074	1,968,803
CenterPoint Energy, Inc.	2,677	102,636
CMS Energy Corp.	1,208	84,476
Consolidated Edison, Inc.	1,455	144,511
Constellation Energy Corp.	416	146,960
Dominion Energy, Inc.	3,443	201,725
DTE Energy Co.	834	107,569
Duke Energy Corp.	20,053	2,350,412
Edison International	1,551	93,091
Entergy Corp.	1,801	166,466
Evergy, Inc.	948	68,721
Eversource Energy	11,170	752,076
Exelon Corp.	4,074	177,586
FirstEnergy Corp.	2,094	93,748
NextEra Energy, Inc.	8,397	674,111
NRG Energy, Inc.	201	32,007
PG&E Corp.	8,862	142,412
Pinnacle West Capital Corp.	476	42,221
PPL Corp.	2,983	104,465
Public Service Enterprise Group, Inc.	2,013	161,644
Sempra	22,281	1,967,190
Southern Co.	4,440	387,168
WEC Energy Group, Inc.	1,308	137,942
Xcel Energy, Inc.	26,622	1,966,301
		12,293,320
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	928	190,528
Eaton Corp. PLC	1,566	498,786
Emerson Electric Co.	17,124	2,272,697
Generac Holdings, Inc.†	237	32,320
		2,994,331
Electronics — 0.4%
Allegion PLC	163	25,953
Fortive Corp.	1,281	70,724
Garmin, Ltd.	659	133,678
Honeywell International, Inc.	2,560	499,430
Hubbell, Inc.	214	95,040
Jabil, Inc.	168	38,307
Keysight Technologies, Inc.†	693	140,811
Mettler-Toledo International, Inc.†	44	61,344
TE Connectivity PLC	368	83,724
Trimble, Inc.†	959	75,138
		1,224,149
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	480	63,581
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	299	42,607
Environmental Control — 0.2%
Pentair PLC	660	68,732
Republic Services, Inc.	811	171,875

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Veralto Corp.	1,001	$ 99,880
Waste Management, Inc.	1,494	328,247
		668,734
Food — 1.6%
Campbell’s Co.	777	21,655
Conagra Brands, Inc.	26,798	463,873
General Mills, Inc.	14,247	662,486
Hershey Co.	593	107,914
Hormel Foods Corp.	1,167	27,658
J.M. Smucker Co.	414	40,493
Kraft Heinz Co.	3,402	82,499
Kroger Co.	2,451	153,139
Lamb Weston Holdings, Inc.	590	24,715
McCormick & Co., Inc.	1,031	70,221
Mondelez International, Inc., Class A	28,487	1,533,455
Sysco Corp.	1,931	142,295
Tyson Foods, Inc., Class A	1,164	68,234
US Foods Holding Corp.†	20,263	1,526,209
		4,924,846
Forest Products & Paper — 0.0%
International Paper Co.	2,129	83,861
Gas — 0.5%
Atmos Energy Corp.	8,910	1,493,583
NiSource, Inc.	1,963	81,975
		1,575,558
Hand/Machine Tools — 0.1%
Snap-on, Inc.	214	73,745
Stanley Black & Decker, Inc.	647	48,059
		121,804
Healthcare-Products — 2.6%
Abbott Laboratories	7,011	878,408
Agilent Technologies, Inc.	1,143	155,528
Align Technology, Inc.†	270	42,160
Baxter International, Inc.	2,121	40,532
Bio-Techne Corp.	655	38,521
Boston Scientific Corp.†	1,972	188,030
Cooper Cos., Inc.†	802	65,732
Danaher Corp.	2,535	580,312
Edwards Lifesciences Corp.†	1,263	107,671
GE HealthCare Technologies, Inc.	1,837	150,671
Hologic, Inc.†	916	68,233
Medtronic PLC	24,662	2,369,032
ResMed, Inc.	265	63,831
Revvity, Inc.	444	42,957
Solventum Corp.†	581	46,038
STERIS PLC	198	50,197
Stryker Corp.	805	282,933
Thermo Fisher Scientific, Inc.	1,515	877,867
Waters Corp.†	240	91,159
West Pharmaceutical Services, Inc.	287	78,965
Zimmer Biomet Holdings, Inc.	21,391	1,923,479
		8,142,256
Healthcare-Services — 3.3%
Centene Corp.†	1,883	77,485
Charles River Laboratories International, Inc.†	192	38,300
Cigna Group	1,077	296,423
DaVita, Inc.†	142	16,133
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Elevance Health, Inc.	6,570	$ 2,303,113
Humana, Inc.	485	124,223
IQVIA Holdings, Inc.†	6,112	1,377,706
Labcorp Holdings, Inc.	2,839	712,248
Molina Healthcare, Inc.†	207	35,923
Quest Diagnostics, Inc.	443	76,874
UnitedHealth Group, Inc.	14,153	4,672,047
Universal Health Services, Inc., Class B	2,397	522,594
		10,253,069
Home Builders — 0.4%
D.R. Horton, Inc.	1,104	159,009
Lennar Corp., Class A	870	89,436
NVR, Inc.†	11	80,220
PulteGroup, Inc.	7,088	831,139
		1,159,804
Household Products/Wares — 0.5%
Avery Dennison Corp.	304	55,291
Church & Dwight Co., Inc.	968	81,167
Clorox Co.	491	49,507
Kimberly-Clark Corp.	13,104	1,322,063
		1,508,028
Insurance — 4.7%
Aflac, Inc.	1,902	209,734
Allstate Corp.	4,161	866,112
American International Group, Inc.	2,176	186,157
Aon PLC, Class A	867	305,947
Arch Capital Group, Ltd.†	1,456	139,660
Arthur J. Gallagher & Co.	1,035	267,848
Assurant, Inc.	200	48,170
Berkshire Hathaway, Inc., Class B†	4,229	2,125,707
Brown & Brown, Inc.	1,184	94,365
Chubb, Ltd.	1,476	460,689
Cincinnati Financial Corp.	258	42,137
Erie Indemnity Co., Class A	102	29,238
Everest Group, Ltd.	170	57,689
Globe Life, Inc.	328	45,874
Hartford Insurance Group, Inc.	1,124	154,887
Loews Corp.	694	73,085
Marsh & McLennan Cos., Inc.	10,714	1,987,661
MetLife, Inc.	21,075	1,663,660
Principal Financial Group, Inc.	807	71,185
Progressive Corp.	7,193	1,637,990
Prudential Financial, Inc.	1,412	159,387
Reinsurance Group of America, Inc.	5,623	1,144,056
Travelers Cos., Inc.	899	260,764
W.R. Berkley Corp.	514	36,042
Willis Towers Watson PLC	7,709	2,533,177
		14,601,221
Internet — 3.9%
Airbnb, Inc., Class A†	909	123,369
Alphabet, Inc., Class A	8,624	2,699,312
Alphabet, Inc., Class C	5,055	1,586,259
Amazon.com, Inc.†	18,435	4,255,167
CDW Corp.	5,809	791,186
eBay, Inc.	474	41,285
F5, Inc.†	9,215	2,352,221
Gen Digital, Inc.	2,263	61,531
GoDaddy, Inc., Class A†	545	67,624

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Match Group, Inc.	940	$ 30,353
Palo Alto Networks, Inc.†	1,213	223,434
		12,231,741
Iron/Steel — 0.3%
Nucor Corp.	923	150,550
Reliance, Inc.	2,315	668,734
Steel Dynamics, Inc.	553	93,706
		912,990
Leisure Time — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	808	18,035
Lodging — 0.0%
MGM Resorts International†	823	30,031
Machinery-Diversified — 1.4%
Deere & Co.	1,014	472,088
Dover Corp.	5,503	1,074,406
IDEX Corp.	301	53,560
Ingersoll Rand, Inc.	1,450	114,869
Middleby Corp.†	8,677	1,290,010
Nordson Corp.	215	51,692
Otis Worldwide Corp.	1,571	137,227
Rockwell Automation, Inc.	204	79,370
Toro Co.	11,992	944,010
Westinghouse Air Brake Technologies Corp.	689	147,067
Xylem, Inc.	982	133,729
		4,498,028
Media — 1.0%
Charter Communications, Inc., Class A†	355	74,106
Comcast Corp., Class A	14,654	438,008
FactSet Research Systems, Inc.	151	43,819
Fox Corp., Class A	286	20,898
Fox Corp., Class B	203	13,181
News Corp., Class A	1,573	41,087
News Corp., Class B	503	14,904
Paramount Skydance Corp., Class B	1,143	15,316
Walt Disney Co.	18,896	2,149,798
Warner Bros. Discovery, Inc.†	9,991	287,940
		3,099,057
Mining — 0.1%
Freeport-McMoRan, Inc.	5,790	294,074
Miscellaneous Manufacturing — 1.4%
3M Co.	10,340	1,655,434
A.O. Smith Corp.	20,908	1,398,327
Axon Enterprise, Inc.†	108	61,336
Illinois Tool Works, Inc.	1,064	262,063
Parker-Hannifin Corp.	224	196,887
Siemens AG	2,306	647,608
Teledyne Technologies, Inc.†	189	96,528
Textron, Inc.	703	61,281
		4,379,464
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	204	49,535
Oil & Gas — 4.6%
Antero Resources Corp.†	37,260	1,283,980
APA Corp.	1,389	33,975
Chevron Corp.	17,766	2,707,716
ConocoPhillips	21,353	1,998,854
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Coterra Energy, Inc.	80,695	$ 2,123,892
Devon Energy Corp.	2,529	92,637
Diamondback Energy, Inc.	751	112,898
EOG Resources, Inc.	2,188	229,762
EQT Corp.	2,504	134,214
Expand Energy Corp.	960	105,946
Exxon Mobil Corp.	22,320	2,685,989
Marathon Petroleum Corp.	8,280	1,346,576
Occidental Petroleum Corp.	2,900	119,248
Phillips 66	1,625	209,690
Texas Pacific Land Corp.	234	67,210
TotalEnergies SE	15,362	1,004,982
Valero Energy Corp.	1,230	200,232
		14,457,801
Oil & Gas Services — 0.6%
Baker Hughes Co.	32,998	1,502,729
Halliburton Co.	3,393	95,886
SLB, Ltd.	6,024	231,201
		1,829,816
Packaging & Containers — 0.4%
Amcor PLC	9,277	77,370
Ball Corp.	1,067	56,519
Graphic Packaging Holding Co.	55,761	839,761
Packaging Corp. of America	360	74,243
Smurfit WestRock PLC	2,139	82,715
		1,130,608
Pharmaceuticals — 9.1%
AbbVie, Inc.	3,848	879,230
AstraZeneca PLC ADR	12,035	1,106,378
Becton Dickinson & Co.	13,549	2,629,454
Bristol-Myers Squibb Co.	8,208	442,740
Cardinal Health, Inc.	958	196,869
Cencora, Inc.	782	264,120
CVS Health Corp.	11,229	891,133
Dexcom, Inc.†	771	51,171
Eli Lilly & Co.	1,111	1,193,969
Henry Schein, Inc.†	15,184	1,147,607
Johnson & Johnson	32,209	6,665,653
McKesson Corp.	498	408,504
Merck & Co., Inc.	55,311	5,822,036
Pfizer, Inc.	111,443	2,774,931
Roche Holding AG	2,150	888,526
Roche Holding AG ADR	26,302	1,356,394
Viatris, Inc.	4,734	58,938
Zoetis, Inc.	14,124	1,777,082
		28,554,735
Pipelines — 1.2%
Kinder Morgan, Inc.	7,894	217,006
ONEOK, Inc.	20,311	1,492,859
Targa Resources Corp.	9,993	1,843,708
Williams Cos., Inc.	4,924	295,982
		3,849,555
Private Equity — 0.7%
Blackstone, Inc.	2,977	458,875
KKR & Co., Inc.	12,438	1,585,596
		2,044,471

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,182	$ 190,054
CoStar Group, Inc.†	1,709	114,913
		304,967
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	631	30,881
American Tower Corp.	9,980	1,752,189
AvalonBay Communities, Inc.	570	103,347
BXP, Inc.	609	41,095
Camden Property Trust	429	47,224
Crown Castle, Inc.	19,031	1,691,285
Digital Realty Trust, Inc.	1,302	201,432
Equinix, Inc.	396	303,399
Equity Residential	25,581	1,612,626
Essex Property Trust, Inc.	260	68,037
Extra Space Storage, Inc.	856	111,468
Federal Realty Investment Trust	313	31,550
Gaming & Leisure Properties, Inc.	27,198	1,215,479
Healthpeak Properties, Inc.	2,770	44,542
Host Hotels & Resorts, Inc.	2,579	45,726
Invitation Homes, Inc.	2,307	64,112
Iron Mountain, Inc.	1,192	98,876
Kimco Realty Corp.	2,730	55,337
Mid-America Apartment Communities, Inc.	472	65,566
Prologis, Inc.	3,745	478,087
Public Storage	637	165,302
Realty Income Corp.	12,338	695,493
Regency Centers Corp.	687	47,424
SBA Communications Corp.	430	83,175
Simon Property Group, Inc.	777	143,830
UDR, Inc.	1,213	44,493
Ventas, Inc.	909	70,338
VICI Properties, Inc.	4,289	120,607
Weyerhaeuser Co.	2,970	70,359
		9,503,279
Retail — 4.3%
AutoZone, Inc.†	23	78,004
Best Buy Co., Inc.	786	52,607
Carvana Co.†	279	117,744
Chipotle Mexican Grill, Inc.†	5,331	197,247
Costco Wholesale Corp.	1,787	1,541,002
Darden Restaurants, Inc.	469	86,305
Dick's Sporting Goods, Inc.	6,737	1,333,724
Dollar General Corp.	905	120,157
Dollar Tree, Inc.†	765	94,103
Domino's Pizza, Inc.	125	52,103
Ferguson Enterprises, Inc.	5,280	1,175,486
Genuine Parts Co.	575	70,702
Home Depot, Inc.	4,013	1,380,873
Industria de Diseno Textil SA ADR	108,697	1,793,500
Lowe's Cos., Inc.	2,261	545,263
Lululemon Athletica, Inc.†	435	90,397
McDonald's Corp.	1,608	491,453
MSC Industrial Direct Co., Inc., Class A	10,974	922,913
Ross Stores, Inc.	682	122,855
Starbucks Corp.	4,584	386,019
Target Corp.	1,832	179,078
TJX Cos., Inc.	2,019	310,139
Tractor Supply Co.	2,131	106,571
Walmart, Inc.	17,681	1,969,840
Security Description	Shares or Principal Amount	Value

Retail (continued)
Williams-Sonoma, Inc.	491	$ 87,688
Yum! Brands, Inc.	571	86,381
		13,392,154
Semiconductors — 2.8%
Analog Devices, Inc.	7,445	2,019,084
Broadcom, Inc.	3,438	1,189,892
Intel Corp.†	18,079	667,115
Microchip Technology, Inc.	2,179	138,846
NXP Semiconductors NV	8,436	1,831,118
ON Semiconductor Corp.†	1,622	87,831
QUALCOMM, Inc.	12,784	2,186,703
Skyworks Solutions, Inc.	587	37,222
Teradyne, Inc.	265	51,294
Texas Instruments, Inc.	3,664	635,667
		8,844,772
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	154	52,371
Software — 5.1%
Adobe, Inc.†	1,688	590,783
Akamai Technologies, Inc.†	595	51,914
Autodesk, Inc.†	361	106,860
Broadridge Financial Solutions, Inc.	471	105,113
Cadence Design Systems, Inc.†	406	126,908
Dayforce, Inc.†	355	24,552
Electronic Arts, Inc.	480	98,078
Fair Isaac Corp.†	49	82,840
Fidelity National Information Services, Inc.	16,711	1,110,613
Fiserv, Inc.†	2,169	145,692
Intuit, Inc.	495	327,898
Jack Henry & Associates, Inc.	292	53,284
Microsoft Corp.	17,422	8,425,628
MSCI, Inc.	145	83,191
Oracle Corp.	3,255	634,432
Paychex, Inc.	1,306	146,507
Paycom Software, Inc.	197	31,394
PTC, Inc.†	483	84,143
Roper Technologies, Inc.	434	193,186
Salesforce, Inc.	10,414	2,758,773
ServiceNow, Inc.†	1,631	249,853
Synopsys, Inc.†	749	351,820
Take-Two Interactive Software, Inc.†	336	86,026
Tyler Technologies, Inc.†	173	78,533
Workday, Inc., Class A†	476	102,235
		16,050,256
Telecommunications — 3.8%
AT&T, Inc.	28,585	710,051
Cisco Systems, Inc.	63,991	4,929,227
Corning, Inc.	21,545	1,886,480
Motorola Solutions, Inc.	672	257,591
T-Mobile US, Inc.	9,412	1,911,013
Verizon Communications, Inc.	53,126	2,163,822
		11,858,184
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	550	45,100
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	486	78,129
CSX Corp.	28,865	1,046,356
Expeditors International of Washington, Inc.	534	79,571
FedEx Corp.	875	252,753

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc.	297	$ 57,719
Knight-Swift Transportation Holdings, Inc.	26,282	1,374,023
Norfolk Southern Corp.	7,978	2,303,408
Old Dominion Freight Line, Inc.	742	116,346
Union Pacific Corp.	2,392	553,318
United Parcel Service, Inc., Class B	2,980	295,586
		6,157,209
Water — 0.0%
American Water Works Co., Inc.	801	104,530
Total Common Stocks (cost $274,707,169)		308,559,796
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares S&P 500 Value ETF (cost $55,848)	283	60,016
Total Long-Term Investment Securities (cost $274,763,017)		308,619,812
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(1) (cost $1,045,279)	1,045,278	1,045,279
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$ 185,000	$ 185,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	160,000	160,000
BNP Paribas SA Joint Repurchase Agreement(2)	160,000	160,000
Deutsche Bank AG Joint Repurchase Agreement(2)	175,000	175,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	175,000	175,000
Total Repurchase Agreements (cost $855,000)		855,000
TOTAL INVESTMENTS (cost $276,663,296)	99.3%	310,520,091
Other assets less liabilities	0.7	2,227,819
NET ASSETS	100.0%	$312,747,910
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of December 31, 2025.
(2)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
8	Long	E-Mini Russell 1000 Index	March 2026	$833,528	$832,600	$ (928)
10	Long	Micro E-mini S&P 500 Index	March 2026	345,652	344,626	(1,026)
						$(1,954)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	43,916	USD	59,226	03/27/2026	$ 42	$ —
Citibank, N.A.	EUR	659,877	USD	779,368	03/27/2026	948	—
	GBP	316,389	USD	423,493	03/27/2026	—	(2,891)
						948	(2,891)
Goldman Sachs International	EUR	659,877	USD	779,714	03/27/2026	1,295	—
	GBP	316,390	USD	423,326	03/27/2026	—	(3,059)
						1,295	(3,059)
JPMorgan Chase Bank, N.A.	CHF	333,851	USD	424,173	03/27/2026	—	(907)
	GBP	316,389	USD	423,385	03/27/2026	—	(2,999)
						—	(3,906)
Morgan Stanley & Co. International PLC	EUR	659,877	USD	778,801	03/27/2026	382	—
UBS AG	CHF	358,425	USD	455,569	03/27/2026	—	(800)
	EUR	659,877	USD	779,655	03/27/2026	1,235	—
	USD	114,900	CHF	89,931	03/27/2026	—	(394)
						1,235	(1,194)
Unrealized Appreciation (Depreciation)						$3,902	$(11,050)

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$5,632,612	$2,024,346	$—	$7,656,958
Miscellaneous Manufacturing	3,731,856	647,608	—	4,379,464
Pharmaceuticals	27,666,209	888,526	—	28,554,735
Other Industries	267,968,639	—	—	267,968,639
Unaffiliated Investment Companies	60,016	—	—	60,016
Short-Term Investments	1,045,279	—	—	1,045,279
Repurchase Agreements	—	855,000	—	855,000
Total Investments at Value	$306,104,611	$4,415,480	$—	$310,520,091
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$3,902	$—	$3,902
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,954	$—	$—	$1,954
Forward Foreign Currency Contracts	—	11,050	—	11,050
Total Other Financial Instruments	$1,954	$11,050	$—	$13,004
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.3%
Trade Desk, Inc., Class A†	10,778	$ 409,133
Aerospace/Defense — 6.0%
Curtiss-Wright Corp.	104	57,332
FTAI Aviation, Ltd.	8,813	1,734,839
HEICO Corp.	2,811	909,612
HEICO Corp., Class A	1,335	336,994
Howmet Aerospace, Inc.	23,173	4,750,928
Karman Holdings, Inc.†	2,105	154,023
Kratos Defense & Security Solutions, Inc.†	4,696	356,473
Leonardo DRS, Inc.	1,854	63,203
Loar Holdings, Inc.†	2,000	136,000
Rocket Lab Corp.†	14,362	1,001,893
StandardAero, Inc.†	2,536	72,733
		9,574,030
Agriculture — 0.0%
Darling Ingredients, Inc.†	306	11,016
Airlines — 0.1%
Alaska Air Group, Inc.†	352	17,706
American Airlines Group, Inc.†	706	10,823
Southwest Airlines Co.	868	35,874
United Airlines Holdings, Inc.†	595	66,533
		130,936
Apparel — 2.0%
Birkenstock Holding PLC†	1,379	56,401
Deckers Outdoor Corp.†	4,401	456,252
On Holding AG, Class A†	30,677	1,425,867
Ralph Lauren Corp.	555	196,253
Tapestry, Inc.	8,795	1,123,737
		3,258,510
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	247	24,181
Banks — 0.2%
Bank of New York Mellon Corp.	2,423	281,286
Pinnacle Financial Partners, Inc.†	89	8,491
Popular, Inc.	103	12,826
Western Alliance Bancorp	411	34,553
		337,156
Beverages — 0.7%
Celsius Holdings, Inc.†	5,444	249,009
Coca-Cola Consolidated, Inc.	128	19,622
Monster Beverage Corp.†	10,942	838,923
		1,107,554
Biotechnology — 4.0%
Alnylam Pharmaceuticals, Inc.†	4,692	1,865,774
Apellis Pharmaceuticals, Inc.†	1,935	48,607
Argenx SE ADR†	843	708,921
BeOne Medicines, Ltd. ADR†	203	61,673
Exelixis, Inc.†	3,801	166,598
Halozyme Therapeutics, Inc.†	2,076	139,715
Illumina, Inc.†	2,866	375,905
Incyte Corp.†	739	72,991
Insmed, Inc.†	6,523	1,135,263
Ionis Pharmaceuticals, Inc.†	9,128	722,116
Nuvalent, Inc., Class A†	575	57,839
Revolution Medicines, Inc.†	822	65,472
Sarepta Therapeutics, Inc.†	1,366	29,396
Structure Therapeutics, Inc.†	5,765	400,956
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Summit Therapeutics, Inc.†	4,186	$ 73,213
Ultragenyx Pharmaceutical, Inc.†	1,633	37,559
United Therapeutics Corp.†	887	432,191
Viking Therapeutics, Inc.†	132	4,644
		6,398,833
Building Materials — 0.5%
AAON, Inc.	1,199	91,424
Armstrong World Industries, Inc.	225	42,998
Carlisle Cos., Inc.	85	27,188
Eagle Materials, Inc.	33	6,820
James Hardie Industries PLC†	1,681	34,881
Lennox International, Inc.	931	452,075
Louisiana-Pacific Corp.	615	49,667
Simpson Manufacturing Co., Inc.	58	9,365
		714,418
Chemicals — 0.0%
Sensient Technologies Corp.	583	54,773
Commercial Services — 4.9%
Affirm Holdings, Inc.†	5,493	408,844
API Group Corp.†	1,723	65,922
Avis Budget Group, Inc.†	105	13,474
Block, Inc.†	8,167	531,590
Booz Allen Hamilton Holding Corp.	4,040	340,814
Bright Horizons Family Solutions, Inc.†	1,032	104,645
Corpay, Inc.†	2,320	698,158
Equifax, Inc.	675	146,462
Grand Canyon Education, Inc.†	136	22,618
H&R Block, Inc.	373	16,255
Morningstar, Inc.	275	59,760
NIQ Global Intelligence PLC†	461	7,602
Paylocity Holding Corp.†	1,511	230,427
Quanta Services, Inc.	7,756	3,273,497
Rollins, Inc.	4,996	299,860
Service Corp. International	682	53,176
Shift4 Payments, Inc., Class A†	2,115	133,182
Toast, Inc., Class A†	16,450	584,139
U-Haul Holding Co. †	62	3,125
U-Haul Holding Co. (Non-Voting)	693	32,391
UL Solutions, Inc.	1,367	107,802
Valvoline, Inc.†	5,524	160,527
Verisk Analytics, Inc.	2,330	521,198
Verra Mobility Corp.†	2,000	44,820
WEX, Inc.†	45	6,704
WillScot Holdings Corp.	824	15,516
		7,882,508
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	33,850
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	41	70,338
Computers — 2.0%
CACI International, Inc., Class A†	107	57,011
ExlService Holdings, Inc.†	3,962	168,147
Figure Technology Solutions, Inc., Class A†	111	4,533
Gartner, Inc.†	1,788	451,077
Globant SA†	86	5,622
KBR, Inc.	195	7,839
Kyndryl Holdings, Inc.†	244	6,481
Lumentum Holdings, Inc.†	265	97,676
NetApp, Inc.	1,405	150,461

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Okta, Inc.†	3,136	$ 271,170
Parsons Corp.†	796	49,193
Pure Storage, Inc., Class A†	8,673	581,178
Rubrik, Inc., Class A†	2,802	214,297
SailPoint, Inc.†	3,046	61,620
Seagate Technology Holdings PLC	215	59,209
Super Micro Computer, Inc.†	4,185	122,495
Zscaler, Inc.†	3,707	833,778
		3,141,787
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	569	43,267
Estee Lauder Cos., Inc., Class A	548	57,386
		100,653
Distribution/Wholesale — 1.6%
Core & Main, Inc., Class A†	3,255	169,162
Fastenal Co.	33,261	1,334,764
Pool Corp.	110	25,163
RB Global, Inc.	207	21,294
SiteOne Landscape Supply, Inc.†	254	31,638
WW Grainger, Inc.	901	909,154
		2,491,175
Diversified Financial Services — 4.7%
Ally Financial, Inc.	601	27,219
Ameriprise Financial, Inc.	3,107	1,523,486
Ares Management Corp., Class A	6,242	1,008,895
Blue Owl Capital, Inc.	11,361	169,733
Circle Internet Group, Inc.†	123	9,754
Coinbase Global, Inc., Class A†	837	189,279
Credit Acceptance Corp.†	9	3,991
Evercore, Inc., Class A	2,604	886,011
Freedom Holding Corp.†	274	33,340
Hamilton Lane, Inc., Class A	469	62,992
Houlihan Lokey, Inc.	372	64,799
Interactive Brokers Group, Inc., Class A	7,318	470,621
Invesco, Ltd.	2,231	58,608
Jefferies Financial Group, Inc.	660	40,900
Lazard, Inc.	1,561	75,802
LPL Financial Holdings, Inc.	3,043	1,086,868
Rocket Cos., Inc., Class A	2,974	57,577
SLM Corp.	2,379	64,376
SoFi Technologies, Inc.†	2,906	76,079
StepStone Group, Inc., Class A	1,053	67,571
Stifel Financial Corp.	493	61,734
TPG, Inc.	4,475	285,684
Tradeweb Markets, Inc., Class A	10,289	1,106,479
UWM Holdings Corp.	357	1,564
XP, Inc., Class A	625	10,231
		7,443,593
Electric — 2.8%
NRG Energy, Inc.	13,477	2,146,078
Talen Energy Corp.†	198	74,218
Vistra Corp.	13,801	2,226,515
		4,446,811
Electronics — 2.7%
Badger Meter, Inc.	221	38,545
Celestica, Inc.†	4,271	1,262,550
Coherent Corp.†	360	66,445
Flex, Ltd.†	18,498	1,117,649
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hubbell, Inc.	207	$ 91,931
Jabil, Inc.	1,231	280,693
Mettler-Toledo International, Inc.†	46	64,133
nVent Electric PLC	535	54,554
TD SYNNEX Corp.	1,132	170,060
TE Connectivity PLC	326	74,168
Trimble, Inc.†	14,508	1,136,702
		4,357,430
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,276	72,946
Engineering & Construction — 1.0%
Comfort Systems USA, Inc.	1,400	1,306,606
EMCOR Group, Inc.	272	166,407
MasTec, Inc.†	235	51,082
TopBuild Corp.†	166	69,253
		1,593,348
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	6,992
Entertainment — 2.4%
Churchill Downs, Inc.	1,539	175,107
DraftKings, Inc., Class A†	21,993	757,879
Flutter Entertainment PLC†	4,429	952,412
Live Nation Entertainment, Inc.†	11,131	1,586,168
TKO Group Holdings, Inc.	1,421	296,989
Vail Resorts, Inc.	504	66,931
		3,835,486
Environmental Control — 0.8%
Clean Harbors, Inc.†	3,409	799,342
GFL Environmental, Inc.	1,086	46,644
Tetra Tech, Inc.	2,373	79,590
Veralto Corp.	3,797	378,865
		1,304,441
Food — 0.7%
Hershey Co.	319	58,051
Performance Food Group Co.†	1,066	95,855
Sprouts Farmers Market, Inc.†	3,227	257,095
Sysco Corp.	4,572	336,911
US Foods Holding Corp.†	4,581	345,041
		1,092,953
Gas — 0.3%
Atmos Energy Corp.	2,482	416,058
Healthcare-Products — 4.5%
Caris Life Sciences, Inc.†	1,236	33,347
Exact Sciences Corp.†	182	18,484
Glaukos Corp.†	542	61,197
IDEXX Laboratories, Inc.†	3,014	2,039,061
Inspire Medical Systems, Inc.†	484	44,639
Insulet Corp.†	2,500	710,600
Masimo Corp.†	810	105,349
Medline, Inc., Class A†	1,182	49,644
Natera, Inc.†	12,892	2,953,428
Penumbra, Inc.†	1,437	446,778
Repligen Corp.†	509	83,405
ResMed, Inc.	1,318	317,467
Tempus AI, Inc.†	1,719	101,507
Waters Corp.†	556	211,186
		7,176,092

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 1.6%
BrightSpring Health Services, Inc.†	2,200	$ 82,390
Chemed Corp.	22	9,413
DaVita, Inc.†	629	71,461
Encompass Health Corp.	1,621	172,053
Ensign Group, Inc.	4,634	807,243
HealthEquity, Inc.†	525	48,095
Medpace Holdings, Inc.†	1,694	951,435
Molina Healthcare, Inc.†	499	86,596
Option Care Health, Inc.†	1,884	60,024
Quest Diagnostics, Inc.	384	66,636
RadNet, Inc.†	783	55,867
Sotera Health Co.†	305	5,380
Tenet Healthcare Corp.†	630	125,194
		2,541,787
Home Furnishings — 0.5%
SharkNinja, Inc.†	1,320	147,708
Somnigroup International, Inc.	8,025	716,472
		864,180
Insurance — 0.6%
Allstate Corp.	297	61,820
Brown & Brown, Inc.	521	41,524
Equitable Holdings, Inc.	4,406	209,946
Everest Group, Ltd.	102	34,614
Hanover Insurance Group, Inc.	391	71,463
Kinsale Capital Group, Inc.	538	210,423
Markel Group, Inc.†	45	96,734
RLI Corp.	89	5,694
Ryan Specialty Holdings, Inc.	3,115	160,827
		893,045
Internet — 5.5%
CDW Corp.	625	85,125
Chewy, Inc., Class A†	22,899	756,812
Coupang, Inc.†	45,595	1,075,586
DoorDash, Inc., Class A†	3,898	882,819
eBay, Inc.	772	67,241
Etsy, Inc.†	1,008	55,884
Expedia Group, Inc.	4,420	1,252,230
Gen Digital, Inc.	3,368	91,576
GoDaddy, Inc., Class A†	5,491	681,323
Lyft, Inc., Class A†	4,276	82,826
MakeMyTrip, Ltd.†	600	49,272
Pinterest, Inc., Class A†	5,219	135,120
Reddit, Inc., Class A†	10,046	2,309,274
Robinhood Markets, Inc., Class A†	3,909	442,108
Roku, Inc.†	806	87,443
Trump Media & Technology Group Corp.†	1,547	20,482
Wayfair, Inc., Class A†	898	90,168
Zillow Group, Inc., Class C†	9,039	616,641
		8,781,930
Iron/Steel — 0.1%
Carpenter Technology Corp.	377	118,695
Steel Dynamics, Inc.	609	103,195
		221,890
Leisure Time — 3.8%
Amer Sports, Inc.†	1,600	59,760
Carnival Corp.†	12,076	368,801
Life Time Group Holdings, Inc.†	25,340	673,537
Norwegian Cruise Line Holdings, Ltd.†	7,188	160,436
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Planet Fitness, Inc., Class A†	4,348	$ 471,628
Royal Caribbean Cruises, Ltd.	13,870	3,868,620
Viking Holdings, Ltd.†	1,404	100,260
Viking Holdings, Ltd.†	5,091	363,548
		6,066,590
Lodging — 3.0%
Choice Hotels International, Inc.	144	13,717
Hilton Worldwide Holdings, Inc.	8,880	2,550,780
Hyatt Hotels Corp., Class A	400	64,128
Las Vegas Sands Corp.	9,753	634,823
Marriott International, Inc., Class A	4,262	1,322,243
Travel & Leisure Co.	356	25,109
Wyndham Hotels & Resorts, Inc.	1,186	89,614
		4,700,414
Machinery-Construction & Mining — 2.5%
Bloom Energy Corp., Class A†	437	37,971
BWX Technologies, Inc.	669	115,630
Vertiv Holdings Co., Class A	23,387	3,788,928
		3,942,529
Machinery-Diversified — 0.6%
Cognex Corp.	14,654	527,251
Esab Corp.	931	104,011
Middleby Corp.†	483	71,808
Rockwell Automation, Inc.	319	124,113
Symbotic, Inc.†	909	54,086
Westinghouse Air Brake Technologies Corp.	264	56,351
		937,620
Media — 1.0%
FactSet Research Systems, Inc.	42	12,188
Liberty Broadband Corp., Class A†	69	3,331
Liberty Broadband Corp., Class C†	412	20,023
Liberty Media Corp.-Liberty Formula One, Class A†	123	10,994
Liberty Media Corp.-Liberty Formula One, Class C†	15,589	1,535,673
Nexstar Media Group, Inc.	27	5,482
		1,587,691
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	341	152,915
Mining — 0.4%
Anglogold Ashanti PLC	1,926	164,249
Cameco Corp.	3,625	331,651
Kinross Gold Corp.	2,550	71,808
MP Materials Corp.†	891	45,014
Uranium Energy Corp.†	5,053	59,019
		671,741
Miscellaneous Manufacturing — 1.9%
Axon Enterprise, Inc.†	5,248	2,980,497
Entegris, Inc.	446	37,575
Fabrinet†	124	56,455
		3,074,527
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	237	57,548
Oil & Gas — 0.8%
Coterra Energy, Inc.	9,762	256,936
Diamondback Energy, Inc.	2,210	332,229
EQT Corp.	899	48,186
Expand Energy Corp.	443	48,890

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
HF Sinclair Corp.	289	$ 13,317
Ovintiv, Inc.	1,300	50,947
Permian Resources Corp.	4,695	65,871
Phillips 66	516	66,585
Texas Pacific Land Corp.	1,032	296,411
Viper Energy, Inc., Class A	1,672	64,589
		1,243,961
Oil & Gas Services — 0.0%
TechnipFMC PLC	1,384	61,671
Pharmaceuticals — 3.1%
Alkermes PLC†	1,750	48,965
Ascendis Pharma A/S ADR†	325	69,303
Cardinal Health, Inc.	4,736	973,248
Cencora, Inc.	6,979	2,357,157
Corcept Therapeutics, Inc.†	3,742	130,222
Dexcom, Inc.†	12,925	857,832
Elanco Animal Health, Inc.†	2,738	61,961
Neurocrine Biosciences, Inc.†	3,016	427,759
Vaxcyte, Inc.†	1,100	50,754
		4,977,201
Pipelines — 2.0%
Cheniere Energy, Inc.	3,328	646,930
Targa Resources Corp.	13,633	2,515,288
		3,162,218
Private Equity — 0.4%
KKR & Co., Inc.	5,528	704,709
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,298	208,705
CoStar Group, Inc.†	2,180	146,583
FirstService Corp.	372	57,857
Jones Lang LaSalle, Inc.†	229	77,052
		490,197
REITS — 0.6%
Iron Mountain, Inc.	795	65,945
Lamar Advertising Co., Class A	2,965	375,310
Simon Property Group, Inc.	2,295	424,828
Sun Communities, Inc.	420	52,042
UDR, Inc.	319	11,701
		929,826
Retail — 7.4%
AutoZone, Inc.†	15	50,873
BJ's Wholesale Club Holdings, Inc.†	2,309	207,879
Boot Barn Holdings, Inc.†	314	55,412
Burlington Stores, Inc.†	2,600	751,010
Carvana Co.†	7,127	3,007,737
Casey's General Stores, Inc.	331	182,947
Cava Group, Inc.†	6,136	360,122
Darden Restaurants, Inc.	3,907	718,966
Dick's Sporting Goods, Inc.	2,360	467,209
Dollar General Corp.	435	57,755
Domino's Pizza, Inc.	603	251,342
Dutch Bros, Inc., Class A†	4,100	251,002
Ferguson Enterprises, Inc.	481	107,085
Five Below, Inc.†	5,120	964,403
Floor & Decor Holdings, Inc., Class A†	597	36,351
Freshpet, Inc.†	734	44,723
Lithia Motors, Inc.	46	15,287
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lululemon Athletica, Inc.†	1,063	$ 220,902
Murphy USA, Inc.	305	123,074
Ollie's Bargain Outlet Holdings, Inc.†	7,685	842,353
Restaurant Brands International, Inc.	3,667	250,199
RH†	41	7,345
Ross Stores, Inc.	2,647	476,831
Texas Roadhouse, Inc.	2,358	391,428
Tractor Supply Co.	18,123	906,331
Ulta Beauty, Inc.†	540	326,705
Wendy's Co.	1,198	9,979
Williams-Sonoma, Inc.	657	117,334
Wingstop, Inc.	1,177	280,703
Yum! Brands, Inc.	2,532	383,041
		11,866,328
Semiconductors — 1.9%
Astera Labs, Inc.†	4,640	771,910
Impinj, Inc.†	400	69,604
Lattice Semiconductor Corp.†	3,933	289,390
MACOM Technology Solutions Holdings, Inc.†	620	106,194
Monolithic Power Systems, Inc.	1,582	1,433,862
Onto Innovation, Inc.†	621	98,031
Rambus, Inc.†	664	61,015
SiTime Corp.†	171	60,395
Teradyne, Inc.	283	54,777
Tower Semiconductor, Ltd.†	559	65,638
		3,010,816
Software — 15.4%
Appfolio, Inc., Class A†	724	168,439
Autodesk, Inc.†	175	51,802
Bentley Systems, Inc., Class B	2,832	108,083
Broadridge Financial Solutions, Inc.	3,410	761,010
Bullish†	92	3,484
Cloudflare, Inc., Class A†	20,275	3,997,216
Confluent, Inc., Class A†	5,169	156,311
Databricks, Inc.†(1)(2)	2,067	392,730
Datadog, Inc., Class A†	11,817	1,606,994
Dayforce, Inc.†	257	17,774
Descartes Systems Group, Inc.†	525	46,021
DocuSign, Inc.†	4,486	306,842
DoubleVerify Holdings, Inc.†	1,137	13,007
Doximity, Inc., Class A†	4,809	212,942
Dropbox, Inc., Class A†	842	23,408
Duolingo, Inc.†	1,288	226,044
Dynatrace, Inc.†	10,408	451,083
Elastic NV†	3,158	238,239
Fair Isaac Corp.†	1,314	2,221,475
Figma, Inc., Class A†	11,080	414,060
Gitlab, Inc., Class A†	5,471	205,327
Guidewire Software, Inc.†	7,391	1,485,665
HubSpot, Inc.†	2,628	1,054,616
JFrog, Ltd.†	926	57,838
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	2,113	366,204
Monday.com, Ltd.†	300	44,268
MongoDB, Inc.†	1,555	652,618
MSCI, Inc.	1,268	727,490
Navan, Inc., Class A†	2,184	37,303
nCino, Inc.†	242	6,205
Nutanix, Inc., Class A†	2,637	136,307
Paychex, Inc.	2,758	309,392
Paycom Software, Inc.	501	79,839

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Pegasystems, Inc.	1,417	$ 84,623
Procore Technologies, Inc.†	2,836	206,291
PTC, Inc.†	631	109,926
RingCentral, Inc., Class A†	1,416	40,894
ROBLOX Corp., Class A†	32,603	2,641,821
Samsara, Inc., Class A†	29,830	1,057,473
SentinelOne, Inc., Class A†	3,802	57,030
ServiceTitan, Inc., Class A†	5,118	545,067
Take-Two Interactive Software, Inc.†	1,818	465,463
Tanium Class B†(1)(2)	1,910	7,640
Teradata Corp.†	383	11,659
Twilio, Inc., Class A†	827	117,632
Tyler Technologies, Inc.†	1,322	600,122
Unity Software, Inc.†	1,733	76,547
Veeva Systems, Inc., Class A†	8,842	1,973,800
Waystar Holding Corp.†	1,604	52,531
		24,628,559
Telecommunications — 1.4%
AST SpaceMobile, Inc.†	10,883	790,432
Corning, Inc.	13,296	1,164,198
Credo Technology Group Holding, Ltd.†	410	58,995
GCI Liberty, Inc., Class A†	13	479
GCI Liberty, Inc., Class C†	137	5,098
InterDigital, Inc.	334	106,339
Iridium Communications, Inc.	130	2,259
Ubiquiti, Inc.	74	40,948
		2,168,748
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	5,408	869,390
GXO Logistics, Inc.†	1,275	67,116
Old Dominion Freight Line, Inc.	592	92,826
XPO, Inc.†	846	114,980
		1,144,312
Total Common Stocks (cost $134,003,786)		156,369,954
CONVERTIBLE PREFERRED STOCKS — 1.0%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	56,739
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	3,431
E-Commerce/Services — 0.1%
Rappi, Inc. Series E †(1)(2)	1,959	63,433
Enterprise Software / Services — 0.0%
Socure, Inc. Series A †(1)(2)	1,118	8,497
Socure, Inc. Series A1†(1)(2)	918	6,977
Socure, Inc. Series B†(1)(2)	17	129
Socure, Inc. Series E†(1)(2)	2,127	16,165
		31,768
Security Description	Shares or Principal Amount	Value

Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	$ 4,664
Software — 0.9%
Databricks, Inc. Series F †(1)(2)	5,040	957,600
Databricks, Inc. Series G †(1)(2)	486	92,340
Databricks, Inc. Series H†(1)(2)	1,092	207,480
Tanium, Inc. Series G†(1)(2)	32,619	130,476
		1,387,896
Total Convertible Preferred Stocks (cost $713,654)		1,547,931
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Russell Midcap Growth Index Fund	430	58,884
Vanguard Mid-Cap Growth ETF	210	58,619
Total Unaffiliated Investment Companies (cost $117,105)		117,503
Total Long-Term Investment Securities (cost $134,834,545)		158,035,388
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(3)	381,737	381,737
T. Rowe Price Government Reserve Fund 3.77%(3)	103	103
Total Short-Term Investments (cost $381,840)		381,840
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$185,000	185,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	155,000	155,000
BNP Paribas SA Joint Repurchase Agreement(4)	155,000	155,000
Deutsche Bank AG Joint Repurchase Agreement(4)	175,000	175,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(4)	$175,000	$ 175,000
Total Repurchase Agreements (cost $845,000)		845,000
TOTAL INVESTMENTS (cost $136,061,385)	99.9%	159,262,228
Other assets less liabilities	0.1	215,143
NET ASSETS	100.0%	$159,477,371
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class B	08/16/21, 11/04/21	41	$69,887	$70,338	$1,715.57	0.0%
Databricks, Inc.	07/24/20, 08/28/20	2,067	33,089	392,730	190.00	0.2
Magic Leap, Inc., Class A	12/28/15	9	114,566	4	0.48	0.0
Snyk, Ltd.	09/03/21	4,274	61,309	33,850	7.92	0.0
Socure, Inc.	12/22/21	920	14,783	6,992	7.60	0.0
Tanium Class B	09/24/20	1,910	21,765	7,640	4.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	$3,410	$3,431	$1,715.57	0.0%
Databricks, Inc. Series F	10/22/19	5,040	72,153	957,600	190.00	0.6
Databricks, Inc. Series G	02/01/21	486	28,734	92,340	190.00	0.1
Databricks, Inc. Series H	08/31/21	1,092	80,245	207,480	190.00	0.1
DataRobot, Inc. Series G	06/11/21	2,952	80,768	4,664	1.58	0.0
Rappi, Inc. Series E	09/08/20	1,959	117,042	63,433	32.38	0.1
Snyk, Ltd. Series F	09/03/21	7,164	102,205	56,739	7.92	0.0
Socure, Inc. Series A	12/22/21	1,118	17,965	8,497	7.60	0.0
Socure, Inc. Series A1	12/22/21	918	14,751	6,977	7.60	0.0
Socure, Inc. Series B	12/22/21	17	273	129	7.60	0.0
Socure, Inc. Series E	10/27/21	2,127	34,178	16,165	7.60	0.0
Tanium, Inc. Series G	08/26/15	32,619	161,930	130,476	4.00	0.1
				$2,059,485		1.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of December 31, 2025.
(4)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Goldman Sachs and Co. LLC	Pay	Equitable Holdings, Inc.	497	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	$27,737	$(323)	$(323)
HSBC Holdings	Pay	Equitable Holdings, Inc.	511	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	23,526	823	823
								$500	$500
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
22	Long	Micro E-mini Russell 2000 Index	March 2026	$279,344	$274,780	$(4,564)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$33,850	$33,850
Computer Graphics	—	—	70,338	70,338
Enterprise Software / Services	—	—	6,992	6,992
Software	24,228,185	—	400,374	24,628,559
Other Industries	131,630,215	—	—	131,630,215
Convertible Preferred Stocks	—	—	1,547,931	1,547,931
Unaffiliated Investment Companies	117,503	—	—	117,503
Short-Term Investments	381,840	—	—	381,840
Repurchase Agreements	—	845,000	—	845,000
Total Investments at Value	$156,357,743	$845,000	$2,059,485	$159,262,228
Other Financial Instruments:
Swaps	$—	$823	$—	$823
LIABILITIES:
Other Financial Instruments:
Swaps	$—	$323	$—	$323
Futures Contracts	4,564	—	—	4,564
Total Other Financial Instruments	$4,564	$323	$—	$4,887
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2025	$316,530	$937,398
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	204,697	659,634
Change in unrealized depreciation(1)	(9,673)	(49,101)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2025	$511,554	$1,547,931
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2025 includes:
Common Stocks	Convertible Preferred Securities
$195,025	$610,532
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2025.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$392,730	Market Approach	Series L Capital Raise Price*	$190.00
	$70,338	Market Approach	Tender Offer Price*	$1,646.14
			Potential Secondary Transaction Price*	$1,785.00
	$7,640	Market Approach	Potential Secondary Transaction Price*	$4.00
	$4	Market Approach &	Series AA Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
			Discounts for Uncertainty	97.50%
	$6,992	Market Approach	Transaction Price*	$5.5000
			Revenue Multiple*	9.8x
			Gross Profit Multiple*	12.2x
			Discount for Lack of Marketability	10.0%
	$33,850	Market Approach	Revenue Multiple*	17.6x
			Gross Profit Multiple*	22.4x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$1,257,420	Market Approach	Series L Capital Raise Price*	$190.00
	$3,431	Market Approach	Tender Offer Price*	$1,646.14
			Potential Secondary Transaction Price*	$1,785.00
	$130,476	Market Approach	Potential Secondary Transaction Price*	$4.00
	$31,768	Market Approach	Transaction Price*	$5.5000
			Revenue Multiple*	9.8x
			Gross Profit Multiple*	12.2x
			Discount for Lack of Marketability	10.0%
	$63,433	Market Approach	Potential Secondary Transaction Price*	$26.00
			3rd Party Liquidation Valuation*	$17.77
			Contribution Margin Multiple*	10.50x
	$56,739	Market Approach	Revenue Multiple*	17.6x
			Gross Profit Multiple*	22.4x
			Discount for Lack of Marketability	10.0%
	$4,664	Market Approach	Sales Multiple*	2.5x
			Gross Profit Multiple*	3.6x
			Discount for Lack of Marketability	10.0%
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.3%
Omnicom Group, Inc.	6,433	$ 519,465
Aerospace/Defense — 1.9%
ATI, Inc.†	883	101,333
Curtiss-Wright Corp.	246	135,612
Hexcel Corp.	11,312	835,957
L3Harris Technologies, Inc.	5,127	1,505,133
Leonardo DRS, Inc.	329	11,216
Loar Holdings, Inc.†	23	1,564
StandardAero, Inc.†	36,001	1,032,509
		3,623,324
Agriculture — 0.2%
Archer-Daniels-Midland Co.	3,113	178,966
Bunge Global SA	873	77,767
Darling Ingredients, Inc.†	920	33,120
		289,853
Airlines — 1.4%
Alaska Air Group, Inc.†	7,696	387,109
American Airlines Group, Inc.†	4,031	61,795
Delta Air Lines, Inc.	11,753	815,658
Southwest Airlines Co.	29,385	1,214,482
United Airlines Holdings, Inc.†	2,124	237,506
		2,716,550
Apparel — 0.6%
Birkenstock Holding PLC†	268	10,961
Columbia Sportswear Co.	187	10,302
Crocs, Inc.†	330	28,222
PVH Corp.	312	20,910
Ralph Lauren Corp.	1,937	684,942
Tapestry, Inc.	106	13,544
Under Armour, Inc., Class A†	1,299	6,456
Under Armour, Inc., Class C†	1,346	6,461
VF Corp.	24,322	439,742
		1,221,540
Auto Manufacturers — 0.7%
Cummins, Inc.	903	460,936
Ford Motor Co.	25,509	334,678
Lucid Group, Inc.†	891	9,418
PACCAR, Inc.	3,464	379,343
Rivian Automotive, Inc., Class A†	5,063	99,792
		1,284,167
Auto Parts & Equipment — 0.5%
Allison Transmission Holdings, Inc.	454	44,447
Aptiv PLC†	9,355	711,822
Aurora Innovation, Inc.†	6,958	26,719
BorgWarner, Inc.	1,453	65,472
Gentex Corp.	1,507	35,068
Lear Corp.	355	40,683
QuantumScape Corp.†	2,682	27,946
		952,157
Banks — 5.2%
Bank of New York Mellon Corp.	4,243	492,570
Bank OZK	707	32,536
BOK Financial Corp.	141	16,703
Central BanCo, Inc.	3,604	86,928
Citizens Financial Group, Inc.	2,830	165,300
Columbia Banking System, Inc.	22,961	641,760
Comerica, Inc.	846	73,543
Security Description	Shares or Principal Amount	Value

Banks (continued)
Commerce Bancshares, Inc.	835	$ 43,733
Cullen/Frost Bankers, Inc.	389	49,259
East West Bancorp, Inc.	5,244	589,373
Fifth Third Bancorp	29,075	1,361,001
First Citizens BancShares, Inc., Class A	59	126,625
First Hawaiian, Inc.	817	20,670
First Horizon Corp.	3,288	78,583
FNB Corp.	2,380	40,698
Huntington Bancshares, Inc.	10,085	174,975
KeyCorp	32,323	667,147
M&T Bank Corp.	4,055	817,001
Northern Trust Corp.	6,150	840,028
Pinnacle Financial Partners, Inc.†	461	43,984
Popular, Inc.	6,126	762,810
Prosperity Bancshares, Inc.	4,765	329,309
Regions Financial Corp.	25,259	684,519
SouthState Bank Corp.	650	61,171
State Street Corp.	1,825	235,443
Synovus Financial Corp.	901	45,095
Webster Financial Corp.	9,563	601,895
Western Alliance Bancorp	7,966	669,702
Wintrust Financial Corp.	435	60,822
Zions Bancorp NA	950	55,613
		9,868,796
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	49	9,561
Brown-Forman Corp., Class A	309	8,130
Brown-Forman Corp., Class B	7,478	194,877
Coca-Cola Consolidated, Inc.	321	49,209
Coca-Cola Europacific Partners PLC	4,447	403,343
Constellation Brands, Inc., Class A	931	128,441
Keurig Dr Pepper, Inc.	11,700	327,717
Molson Coors Beverage Co., Class B	1,104	51,535
Primo Brands Corp.	1,727	28,236
		1,201,049
Biotechnology — 0.8%
Biogen, Inc.†	2,566	451,590
BioMarin Pharmaceutical, Inc.†	1,232	73,218
Bio-Rad Laboratories, Inc., Class A†	124	37,571
Certara, Inc.†	890	7,841
Corteva, Inc.	4,470	299,624
Exelixis, Inc.†	324	14,201
Illumina, Inc.†	1,007	132,078
Incyte Corp.†	771	76,152
Insmed, Inc.†	80	13,923
Ionis Pharmaceuticals, Inc.†	79	6,250
Moderna, Inc.†	2,341	69,036
Revolution Medicines, Inc.†	1,131	90,084
Roivant Sciences, Ltd.†	2,568	55,726
Royalty Pharma PLC, Class A	2,557	98,802
Sarepta Therapeutics, Inc.†	112	2,410
United Therapeutics Corp.†	278	135,455
Viking Therapeutics, Inc.†	664	23,360
		1,587,321
Building Materials — 1.2%
Armstrong World Industries, Inc.	203	38,793
Builders FirstSource, Inc.†	3,007	309,390
Carlisle Cos., Inc.	247	79,005
Eagle Materials, Inc.	200	41,336
Fortune Brands Innovations, Inc.	779	38,966
Hayward Holdings, Inc.†	1,310	20,239

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
James Hardie Industries PLC†	13,439	$ 278,859
Knife River Corp.†	5,674	399,166
Louisiana-Pacific Corp.	423	34,161
Martin Marietta Materials, Inc.	395	245,951
Masco Corp.	1,371	87,004
Mohawk Industries, Inc.†	3,270	357,411
Owens Corning	549	61,439
Simpson Manufacturing Co., Inc.	246	39,722
Trex Co., Inc.†	713	25,012
Vulcan Materials Co.	863	246,145
		2,302,599
Chemicals — 2.1%
Albemarle Corp.	763	107,919
Ashland, Inc.	6,407	375,899
Axalta Coating Systems, Ltd.†	1,405	45,395
Celanese Corp.	734	31,033
CF Industries Holdings, Inc.	1,059	81,903
Dow, Inc.	4,612	107,829
DuPont de Nemours, Inc.	17,727	712,625
Eastman Chemical Co.	6,948	443,491
Element Solutions, Inc.	1,509	37,710
FMC Corp.	886	12,289
Huntsman Corp.	1,134	11,340
International Flavors & Fragrances, Inc.	6,802	458,387
LyondellBasell Industries NV, Class A	1,680	72,744
Mosaic Co.	2,085	50,228
NewMarket Corp.	38	26,116
Olin Corp.	729	15,185
PPG Industries, Inc.	1,489	152,563
Qnity Electronics, Inc.	8,868	724,072
RPM International, Inc.	829	86,216
Westlake Corp.	5,708	422,049
		3,974,993
Coal — 0.1%
Peabody Energy Corp.	6,349	188,565
Commercial Services — 3.1%
ADT, Inc.	3,347	27,010
Affirm Holdings, Inc.†	740	55,078
API Group Corp.†	26,379	1,009,261
Avis Budget Group, Inc.†	79	10,137
Block, Inc.†	3,407	221,762
Booz Allen Hamilton Holding Corp.	1,300	109,668
Bright Horizons Family Solutions, Inc.†	328	33,259
Clarivate PLC†	2,527	8,440
Corpay, Inc.†	3,236	973,809
Equifax, Inc.	672	145,811
Euronet Worldwide, Inc.†	255	19,408
First Advantage Corp.†	33,695	489,588
FTI Consulting, Inc.†	197	33,654
Global Payments, Inc.	7,021	543,425
Grand Canyon Education, Inc.†	133	22,119
H&R Block, Inc.	731	31,857
ManpowerGroup, Inc.	326	9,692
MarketAxess Holdings, Inc.	234	42,412
Marqeta, Inc., Class A†	88,397	419,886
Morningstar, Inc.	45	9,779
Paylocity Holding Corp.†	27	4,118
Quanta Services, Inc.	219	92,431
Robert Half, Inc.	635	17,247
Service Corp. International	907	70,719
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
TransUnion	6,777	$ 581,128
U-Haul Holding Co. †	34	1,714
U-Haul Holding Co. (Non-Voting)	407	19,023
United Rentals, Inc.	419	339,105
Valvoline, Inc.†	104	3,022
Verisk Analytics, Inc.	368	82,318
Verra Mobility Corp.†	20,443	458,128
WEX, Inc.†	206	30,690
WillScot Holdings Corp.	850	16,005
		5,931,703
Computers — 2.6%
Amdocs, Ltd.	734	59,094
Amentum Holdings, Inc.†	1,058	30,682
CACI International, Inc., Class A†	142	75,659
Check Point Software Technologies, Ltd.†	1,964	364,440
Cognizant Technology Solutions Corp., Class A	6,976	579,008
Crane NXT Co.	315	14,827
DXC Technology Co.†	1,133	16,599
EPAM Systems, Inc.†	353	72,323
Figure Technology Solutions, Inc., Class A†	187	7,637
Genpact, Ltd.	1,046	48,932
Globant SA†	249	16,277
Hewlett Packard Enterprise Co.	8,556	205,515
HP, Inc.	6,208	138,314
KBR, Inc.	7,595	305,319
Kyndryl Holdings, Inc.†	1,389	36,892
Leidos Holdings, Inc.	3,524	635,730
Lumentum Holdings, Inc.†	427	157,388
NetApp, Inc.	796	85,244
Okta, Inc.†	656	56,724
Parsons Corp.†	346	21,383
Pure Storage, Inc., Class A†	297	19,902
Rubrik, Inc., Class A†	353	26,997
SailPoint, Inc.†	431	8,719
Sandisk Corp.†	2,543	603,657
Science Applications International Corp.	309	31,104
Seagate Technology Holdings PLC	1,060	291,913
Super Micro Computer, Inc.†	1,819	53,242
Western Digital Corp.	5,048	869,619
		4,833,140
Cosmetics/Personal Care — 0.8%
Coty, Inc., Class A†	2,464	7,589
e.l.f. Beauty, Inc.†	370	28,135
Estee Lauder Cos., Inc., Class A	1,595	167,029
Kenvue, Inc.	42,397	731,348
Perrigo Co. PLC	43,349	603,418
		1,537,519
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	520	27,024
Fastenal Co.	1,349	54,135
LKQ Corp.	14,617	441,433
Pool Corp.	176	40,260
RB Global, Inc.	1,135	116,758
SiteOne Landscape Supply, Inc.†	3,775	470,214
Watsco, Inc.	229	77,162
WESCO International, Inc.	312	76,328
WW Grainger, Inc.	462	466,181
		1,769,495
Diversified Financial Services — 4.2%
Affiliated Managers Group, Inc.	180	51,890

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Air Lease Corp.	682	$ 43,805
Ally Financial, Inc.	1,585	71,785
Ameriprise Financial, Inc.	57	27,949
Cboe Global Markets, Inc.	682	171,182
Circle Internet Group, Inc.†	256	20,301
Coinbase Global, Inc., Class A†	1,319	298,279
Credit Acceptance Corp.†	28	12,417
Evercore, Inc., Class A	240	81,660
Franklin Resources, Inc.	2,012	48,067
Freedom Holding Corp.†	19	2,312
Hamilton Lane, Inc., Class A	84	11,282
Houlihan Lokey, Inc.	214	37,277
Invesco, Ltd.	9,406	247,096
Janus Henderson Group PLC	807	38,389
Jefferies Financial Group, Inc.	750	46,477
Lazard, Inc.	20,110	976,542
Nasdaq, Inc.	2,969	288,379
OneMain Holdings, Inc.	5,901	398,613
Raymond James Financial, Inc.	5,731	920,341
Rocket Cos., Inc., Class A	6,175	119,548
SEI Investments Co.	691	56,676
SLM Corp.	31,600	855,096
SoFi Technologies, Inc.†	6,862	179,647
StepStone Group, Inc., Class A	5,561	356,849
Stifel Financial Corp.	656	82,144
Synchrony Financial	7,064	589,349
T. Rowe Price Group, Inc.	1,429	146,301
TPG, Inc.	5,914	377,550
Tradeweb Markets, Inc., Class A	701	75,385
UWM Holdings Corp.	999	4,376
Virtu Financial, Inc., Class A	517	17,226
Voya Financial, Inc.	16,162	1,203,907
Western Union Co.	2,027	18,871
XP, Inc., Class A	2,391	39,141
		7,916,109
Electric — 6.6%
AES Corp.	4,609	66,093
Alliant Energy Corp.	10,684	694,567
Ameren Corp.	10,045	1,003,094
Brookfield Renewable Corp.	864	33,126
CenterPoint Energy, Inc.	31,456	1,206,023
Clearway Energy, Inc., Class A	253	7,949
Clearway Energy, Inc., Class C	529	17,594
CMS Energy Corp.	10,471	732,237
Consolidated Edison, Inc.	9,305	924,172
Dominion Energy, Inc.	13,017	762,666
DTE Energy Co.	1,364	175,929
Edison International	2,508	150,530
Entergy Corp.	2,918	269,711
Evergy, Inc.	5,807	420,949
Eversource Energy	2,418	162,804
Exelon Corp.	6,605	287,912
FirstEnergy Corp.	20,069	898,489
IDACORP, Inc.	362	45,815
OGE Energy Corp.	1,333	56,919
PG&E Corp.	104,241	1,675,153
Pinnacle West Capital Corp.	6,121	542,933
PPL Corp.	4,815	168,621
Public Service Enterprise Group, Inc.	11,239	902,492
Sempra	5,668	500,428
Talen Energy Corp.†	670	251,143
Security Description	Shares or Principal Amount	Value

Electric (continued)
WEC Energy Group, Inc.	2,135	$ 225,157
Xcel Energy, Inc.	3,867	285,617
		12,468,123
Electrical Components & Equipment — 0.6%
Acuity, Inc.	199	71,648
AMETEK, Inc.	1,505	308,992
Belden, Inc.	4,100	477,855
Generac Holdings, Inc.†	1,872	255,285
Littelfuse, Inc.	159	40,214
Universal Display Corp.	281	32,815
		1,186,809
Electronics — 4.1%
Allegion PLC	4,515	718,878
Arrow Electronics, Inc.†	331	36,470
Avnet, Inc.	536	25,771
Coherent Corp.†	2,576	475,452
Flex, Ltd.†	15,983	965,693
Fortive Corp.	16,319	900,972
Garmin, Ltd.	1,063	215,629
Hubbell, Inc.	1,187	527,159
Ingram Micro Holding Corp.	147	3,137
Jabil, Inc.	241	54,953
Keysight Technologies, Inc.†	6,081	1,235,598
Mettler-Toledo International, Inc.†	135	188,216
nVent Electric PLC	5,807	592,140
Ralliant Corp.	753	38,335
Sensata Technologies Holding PLC	18,497	615,765
TD SYNNEX Corp.	501	75,265
TE Connectivity PLC	3,994	908,675
Trimble, Inc.†	1,560	122,226
Vontier Corp.	943	35,061
Woodward, Inc.	388	117,300
		7,852,695
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	660	172,412
Engineering & Construction — 0.5%
AECOM	872	83,128
EMCOR Group, Inc.	190	116,240
Everus Construction Group, Inc.†	340	29,090
Jacobs Solutions, Inc.	4,653	616,336
MasTec, Inc.†	319	69,341
TopBuild Corp.†	171	71,340
		985,475
Entertainment — 0.3%
Brightstar Lottery PLC	16,593	256,860
Caesars Entertainment, Inc.†	1,362	31,857
Churchill Downs, Inc.	73	8,306
Flutter Entertainment PLC†	179	38,492
Liberty Live Holdings, Inc., Class A†	141	11,492
Liberty Live Holdings, Inc., Class C†	295	24,532
Madison Square Garden Sports Corp.†	106	27,417
Penn Entertainment, Inc.†	911	13,437
TKO Group Holdings, Inc.	257	53,713
Vail Resorts, Inc.	43	5,710
		471,816
Environmental Control — 0.7%
Clean Harbors, Inc.†	331	77,613
GFL Environmental, Inc.	10,351	444,576

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Pentair PLC	6,226	$ 648,376
Tetra Tech, Inc.	1,419	47,593
Veralto Corp.	939	93,693
		1,311,851
Food — 2.5%
Albertsons Cos., Inc., Class A	23,791	408,492
Campbell’s Co.	7,866	219,225
Conagra Brands, Inc.	3,167	54,821
Flowers Foods, Inc.	1,155	12,566
General Mills, Inc.	3,495	162,518
Hershey Co.	2,811	511,546
Hormel Foods Corp.	1,880	44,556
Ingredion, Inc.	3,514	387,454
J.M. Smucker Co.	674	65,924
Kraft Heinz Co.	5,617	136,212
Kroger Co.	3,984	248,920
Lamb Weston Holdings, Inc.	20,614	863,520
McCormick & Co., Inc.	1,667	113,539
Performance Food Group Co.†	867	77,961
Pilgrim's Pride Corp.	296	11,541
Post Holdings, Inc.†	316	31,300
Seaboard Corp.	1	4,445
Smithfield Foods, Inc.	295	6,587
Sysco Corp.	7,155	527,252
Tyson Foods, Inc., Class A	1,839	107,802
US Foods Holding Corp.†	9,907	746,195
		4,742,376
Food Service — 0.5%
Aramark	27,835	1,025,998
Forest Products & Paper — 0.6%
International Paper Co.	30,006	1,181,936
Gas — 0.6%
Atmos Energy Corp.	3,643	610,676
MDU Resources Group, Inc.	1,342	26,196
National Fuel Gas Co.	3,864	309,352
NiSource, Inc.	3,092	129,122
UGI Corp.	1,414	52,926
		1,128,272
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	357	85,551
MSA Safety, Inc.	247	39,555
Snap-on, Inc.	336	115,786
Stanley Black & Decker, Inc.	5,872	436,172
		677,064
Healthcare-Products — 3.7%
Agilent Technologies, Inc.	7,370	1,002,836
Align Technology, Inc.†	444	69,331
Avantor, Inc.†	24,245	277,848
Baxter International, Inc.	3,322	63,483
Bio-Techne Corp.	1,014	59,633
Bruker Corp.	681	32,082
Cooper Cos., Inc.†	19,061	1,562,240
Dentsply Sirona, Inc.	1,250	14,288
Envista Holdings Corp.†	1,100	23,881
Exact Sciences Corp.†	1,146	116,388
GE HealthCare Technologies, Inc.	6,629	543,711
Globus Medical, Inc., Class A†	744	64,959
Hologic, Inc.†	1,462	108,904
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medline, Inc., Class A†	4,228	$ 177,576
QIAGEN NV	1,419	63,812
Repligen Corp.†	300	49,158
ResMed, Inc.	728	175,353
Revvity, Inc.	3,814	369,004
Solventum Corp.†	964	76,387
STERIS PLC	2,417	612,758
Teleflex, Inc.	283	34,537
Waters Corp.†	1,125	427,309
West Pharmaceutical Services, Inc.	468	128,766
Zimmer Biomet Holdings, Inc.	11,007	989,749
		7,043,993
Healthcare-Services — 2.6%
Acadia Healthcare Co., Inc.†	649	9,209
Centene Corp.†	12,786	526,144
Charles River Laboratories International, Inc.†	323	64,432
Chemed Corp.	83	35,512
Concentra Group Holdings Parent, Inc.	32,833	646,154
Encompass Health Corp.	651	69,097
Humana, Inc.	2,740	701,796
ICON PLC†	1,706	310,867
IQVIA Holdings, Inc.†	1,109	249,980
Labcorp Holdings, Inc.	2,172	544,911
Molina Healthcare, Inc.†	2,164	375,541
Quest Diagnostics, Inc.	733	127,198
Select Medical Holdings Corp.	40,711	604,558
Sotera Health Co.†	1,185	20,903
Tenet Healthcare Corp.†	571	113,469
Universal Health Services, Inc., Class B	2,523	550,065
		4,949,836
Home Builders — 1.1%
D.R. Horton, Inc.	1,740	250,612
Installed Building Products, Inc.	1,338	347,064
Lennar Corp., Class A	1,345	138,266
Lennar Corp., Class B	68	6,468
NVR, Inc.†	17	123,977
PulteGroup, Inc.	9,904	1,161,343
Thor Industries, Inc.	325	33,368
Toll Brothers, Inc.	639	86,406
		2,147,504
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	403	25,881
SharkNinja, Inc.†	460	51,474
Whirlpool Corp.	357	25,754
		103,109
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,791	507,627
Church & Dwight Co., Inc.	1,576	132,148
Clorox Co.	798	80,462
Reynolds Consumer Products, Inc.	384	8,801
		729,038
Housewares — 0.1%
Newell Brands, Inc.	37,883	140,925
Scotts Miracle-Gro Co.	278	16,221
		157,146
Insurance — 6.6%
Allstate Corp.	4,225	879,434
American Financial Group, Inc.	440	60,139

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	16,172	$ 1,383,515
Arch Capital Group, Ltd.†	2,339	224,357
Assurant, Inc.	5,224	1,258,200
Assured Guaranty, Ltd.	302	27,141
Axis Capital Holdings, Ltd.	492	52,688
Brighthouse Financial, Inc.†	379	24,555
Brown & Brown, Inc.	1,693	134,932
Cincinnati Financial Corp.	1,002	163,647
CNA Financial Corp.	148	7,065
Equitable Holdings, Inc.	5,827	277,657
Everest Group, Ltd.	1,380	468,303
F&G Annuities & Life, Inc.	101	3,116
Fidelity National Financial, Inc.	1,692	92,366
First American Financial Corp.	634	38,953
Globe Life, Inc.	542	75,804
Hanover Insurance Group, Inc.	5,944	1,086,385
Hartford Insurance Group, Inc.	7,535	1,038,323
Horace Mann Educators Corp.	6,392	295,183
Jackson Financial, Inc., Class A	3,436	366,449
Kemper Corp.	388	15,729
Lincoln National Corp.	23,690	1,054,916
Loews Corp.	1,112	117,105
Markel Group, Inc.†	64	137,578
MGIC Investment Corp.	1,440	42,077
Old Republic International Corp.	1,514	69,099
Primerica, Inc.	216	55,806
Principal Financial Group, Inc.	1,456	128,434
Prudential Financial, Inc.	2,317	261,543
Reinsurance Group of America, Inc.	433	88,098
RenaissanceRe Holdings, Ltd.	3,253	914,613
RLI Corp.	511	32,694
Unum Group	1,109	85,947
W.R. Berkley Corp.	1,875	131,475
White Mountains Insurance Group, Ltd.	16	33,248
Willis Towers Watson PLC	3,971	1,304,871
		12,431,445
Internet — 2.0%
CDW Corp.	6,007	818,153
eBay, Inc.	7,210	627,991
Etsy, Inc.†	281	15,579
F5, Inc.†	375	95,722
Gen Digital, Inc.	3,180	86,464
GoDaddy, Inc., Class A†	4,285	531,683
IAC, Inc.†	427	16,696
Lyft, Inc., Class A†	2,157	41,781
Maplebear, Inc.†	1,122	50,468
Match Group, Inc.	1,624	52,439
Pinterest, Inc., Class A†	23,453	607,198
Robinhood Markets, Inc., Class A†	4,189	473,776
Roku, Inc.†	737	79,957
Trump Media & Technology Group Corp.†	340	4,502
VeriSign, Inc.	554	134,594
Wayfair, Inc., Class A†	527	52,916
Zillow Group, Inc., Class A†	330	22,516
Zillow Group, Inc., Class C†	1,064	72,586
		3,785,021
Investment Companies — 0.2%
Main Street Capital Corp.	6,044	364,997
Iron/Steel — 0.5%
Carpenter Technology Corp.	259	81,544
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Cleveland-Cliffs, Inc.†	3,744	$ 49,720
Nucor Corp.	3,871	631,399
Reliance, Inc.	345	99,660
Steel Dynamics, Inc.	811	137,424
		999,747
Leisure Time — 0.7%
Amer Sports, Inc.†	992	37,051
Brunswick Corp.	7,320	543,437
Carnival Corp.†	4,912	150,012
Harley-Davidson, Inc.	730	14,958
Norwegian Cruise Line Holdings, Ltd.†	309	6,897
Viking Holdings, Ltd.†	7,142	510,010
YETI Holdings, Inc.†	541	23,896
		1,286,261
Lodging — 0.4%
Boyd Gaming Corp.	360	30,686
Choice Hotels International, Inc.	135	12,860
Hyatt Hotels Corp., Class A	3,411	546,852
MGM Resorts International†	1,335	48,714
Travel & Leisure Co.	269	18,973
Wyndham Hotels & Resorts, Inc.	57	4,307
Wynn Resorts, Ltd.	500	60,165
		722,557
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	488	84,346
Oshkosh Corp.	423	53,141
		137,487
Machinery-Diversified — 4.1%
AGCO Corp.	9,909	1,033,707
Applied Industrial Technologies, Inc.	246	63,165
CNH Industrial NV	5,803	53,504
Cognex Corp.	1,097	39,470
Crane Co.	325	59,940
Dover Corp.	892	174,154
Esab Corp.	6,518	728,191
Flowserve Corp.	6,487	450,068
Gates Industrial Corp. PLC†	1,629	34,975
Graco, Inc.	1,078	88,364
IDEX Corp.	497	88,436
Ingersoll Rand, Inc.	7,104	562,779
Middleby Corp.†	7,026	1,044,555
Nordson Corp.	1,864	448,161
Otis Worldwide Corp.	7,157	625,164
Regal Rexnord Corp.	3,559	499,399
Rockwell Automation, Inc.	680	264,567
Toro Co.	653	51,404
Westinghouse Air Brake Technologies Corp.	4,109	877,066
Xylem, Inc.	4,143	564,194
		7,751,263
Media — 0.8%
Charter Communications, Inc., Class A†	548	114,395
FactSet Research Systems, Inc.	230	66,744
Fox Corp., Class A	1,352	98,791
Fox Corp., Class B	982	63,761
Liberty Broadband Corp., Class A†	93	4,490
Liberty Broadband Corp., Class C†	581	28,237
Liberty Global, Ltd., Class A†	1,175	13,089
Liberty Global, Ltd., Class C†	1,000	11,040
Liberty Media Corp.-Liberty Formula One, Class A†	109	9,742

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty Formula One, Class C†	944	$ 92,993
New York Times Co., Class A	1,040	72,197
News Corp., Class A	2,516	65,718
News Corp., Class B	799	23,674
Nexstar Media Group, Inc.	1,419	288,128
Sirius XM Holdings, Inc.	1,240	24,794
Warner Bros. Discovery, Inc.†	15,219	438,612
		1,416,405
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	460	66,622
Mueller Industries, Inc.	705	80,934
RBC Bearings, Inc.†	159	71,300
Timken Co.	414	34,830
Valmont Industries, Inc.	130	52,302
		305,988
Mining — 0.7%
Alcoa Corp.	1,680	89,275
Anglogold Ashanti PLC	2,890	246,459
Franco-Nevada Corp.	2,324	481,732
MP Materials Corp.†	853	43,094
OR Royalties, Inc.	10,000	354,231
Royal Gold, Inc.	534	118,703
		1,333,494
Miscellaneous Manufacturing — 1.0%
A.O. Smith Corp.	734	49,090
Donaldson Co., Inc.	748	66,318
Entegris, Inc.	4,761	401,114
ITT, Inc.	2,286	396,644
JBT Marel Corp.	2,576	388,126
Teledyne Technologies, Inc.†	305	155,773
Textron, Inc.	5,603	488,413
		1,945,478
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	1,661	403,324
Oil & Gas — 4.1%
Antero Resources Corp.†	1,871	64,475
APA Corp.	2,346	57,383
Chord Energy Corp.	2,831	262,434
Civitas Resources, Inc.	597	16,173
Coterra Energy, Inc.	4,955	130,416
Devon Energy Corp.	4,019	147,216
Diamondback Energy, Inc.	4,652	699,335
EQT Corp.	4,057	217,455
Expand Energy Corp.	12,051	1,329,948
HF Sinclair Corp.	942	43,407
Marathon Petroleum Corp.	4,310	700,935
Matador Resources Co.	777	32,976
Occidental Petroleum Corp.	4,596	188,987
Ovintiv, Inc.	9,885	387,393
Permian Resources Corp.	68,926	967,032
Phillips 66	7,648	986,898
Range Resources Corp.	1,560	55,006
Valero Energy Corp.	5,559	904,950
Viper Energy, Inc., Class A	14,100	544,683
Weatherford International PLC	471	36,860
		7,773,962
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 1.3%
Baker Hughes Co.	20,689	$ 942,177
Halliburton Co.	5,497	155,345
NOV, Inc.	2,502	39,106
TechnipFMC PLC	22,405	998,367
Tidewater, Inc.†	7,441	375,845
		2,510,840
Packaging & Containers — 1.1%
Amcor PLC	57,171	476,806
AptarGroup, Inc.	433	52,809
Ball Corp.	1,824	96,617
Crown Holdings, Inc.	754	77,639
Graphic Packaging Holding Co.	28,019	421,966
Packaging Corp. of America	574	118,376
Sealed Air Corp.	969	40,146
Silgan Holdings, Inc.	569	22,971
Smurfit WestRock PLC	3,421	132,290
Sonoco Products Co.	655	28,584
Stora Enso Oyj, Class R	45,461	569,206
		2,037,410
Pharmaceuticals — 1.6%
Alkermes PLC†	16,118	450,982
Becton Dickinson & Co.	2,415	468,679
BellRing Brands, Inc.†	794	21,224
Cardinal Health, Inc.	781	160,495
Cencora, Inc.	1,586	535,671
Elanco Animal Health, Inc.†	3,200	72,416
Henry Schein, Inc.†	720	54,418
Jazz Pharmaceuticals PLC†	380	64,600
Neurocrine Biosciences, Inc.†	2,725	386,487
Organon & Co.	15,429	110,626
Viatris, Inc.	60,485	753,038
		3,078,636
Pipelines — 1.1%
Antero Midstream Corp.	2,155	38,337
Cheniere Energy, Inc.	768	149,292
DT Midstream, Inc.	666	79,707
Kinder Morgan, Inc.	12,707	349,315
ONEOK, Inc.	4,083	300,101
Plains GP Holdings LP, Class A	20,707	396,332
Targa Resources Corp.	3,851	710,509
		2,023,593
Private Equity — 0.3%
Carlyle Group, Inc.	8,273	489,017
Real Estate — 0.8%
CBRE Group, Inc., Class A†	1,729	278,006
CoStar Group, Inc.†	2,380	160,031
Howard Hughes Holdings, Inc.†	199	15,874
Jones Lang LaSalle, Inc.†	3,259	1,096,556
		1,550,467
REITS — 7.4%
AGNC Investment Corp.	6,736	72,210
Agree Realty Corp.	742	53,446
Alexandria Real Estate Equities, Inc.	1,110	54,323
American Homes 4 Rent, Class A	2,229	71,551
Americold Realty Trust, Inc.	1,891	24,318
Annaly Capital Management, Inc.	22,778	509,316
Apartment Investment & Management Co., Class A	41,478	246,379
AvalonBay Communities, Inc.	925	167,712

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Brixmor Property Group, Inc.	20,848	$ 546,635
BXP, Inc.	1,033	69,707
Camden Property Trust	699	76,946
Cousins Properties, Inc.	1,122	28,925
Crown Castle, Inc.	2,835	251,946
CubeSmart	1,497	53,967
Digital Realty Trust, Inc.	5,384	832,959
EastGroup Properties, Inc.	348	61,993
EPR Properties	496	24,750
Equity LifeStyle Properties, Inc.	8,753	530,519
Equity Residential	12,380	780,435
Essex Property Trust, Inc.	2,031	531,472
Extra Space Storage, Inc.	5,302	690,426
Federal Realty Investment Trust	559	56,347
First Industrial Realty Trust, Inc.	832	47,649
Gaming & Leisure Properties, Inc.	1,780	79,548
Healthcare Realty Trust, Inc.	25,846	438,090
Healthpeak Properties, Inc.	4,575	73,566
Highwoods Properties, Inc.	681	17,583
Host Hotels & Resorts, Inc.	4,495	79,696
Invitation Homes, Inc.	3,972	110,382
Iron Mountain, Inc.	1,908	158,269
Kilroy Realty Corp.	790	29,522
Kimco Realty Corp.	4,334	87,850
Lineage, Inc.	452	15,820
Medical Properties Trust, Inc.	3,245	16,225
Mid-America Apartment Communities, Inc.	3,804	528,414
Millrose Properties, Inc.	1,003	29,960
National Storage Affiliates Trust	431	12,159
NNN REIT, Inc.	1,231	48,785
Omega Healthcare Investors, Inc.	1,892	83,891
Park Hotels & Resorts, Inc.	1,220	12,761
Rayonier, Inc.	1,066	23,079
Realty Income Corp.	6,005	338,502
Regency Centers Corp.	10,051	693,821
Rexford Industrial Realty, Inc.	23,305	902,370
Rithm Capital Corp.	3,380	36,842
SBA Communications Corp.	706	136,562
Simon Property Group, Inc.	1,647	304,876
STAG Industrial, Inc.	1,219	44,810
Starwood Property Trust, Inc.	2,302	41,459
Sun Communities, Inc.	6,760	837,632
UDR, Inc.	2,043	74,937
Ventas, Inc.	15,263	1,181,051
VICI Properties, Inc.	24,257	682,107
Vornado Realty Trust	14,775	491,712
Weyerhaeuser Co.	4,779	113,214
WP Carey, Inc.	9,056	582,844
		14,092,270
Retail — 2.8%
Advance Auto Parts, Inc.	17,863	702,016
AutoNation, Inc.†	183	37,786
Bath & Body Works, Inc.	1,428	28,674
Best Buy Co., Inc.	1,261	84,399
BJ's Wholesale Club Holdings, Inc.†	4,038	363,541
Burlington Stores, Inc.†	1,225	353,841
CarMax, Inc.†	992	38,331
Casey's General Stores, Inc.	206	113,858
Darden Restaurants, Inc.	1,667	306,761
Dick's Sporting Goods, Inc.	411	81,366
Dillard's, Inc., Class A	18	10,914
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dollar General Corp.	1,445	$ 191,853
Dollar Tree, Inc.†	1,263	155,362
Domino's Pizza, Inc.	147	61,273
Ferguson Enterprises, Inc.	2,699	600,878
Five Below, Inc.†	355	66,868
Floor & Decor Holdings, Inc., Class A†	483	29,410
Freshpet, Inc.†	213	12,978
GameStop Corp., Class A†	2,655	53,312
Gap, Inc.	1,532	39,219
Genuine Parts Co.	903	111,033
Group 1 Automotive, Inc.	333	130,969
Lithia Motors, Inc.	147	48,853
Lululemon Athletica, Inc.†	290	60,265
Macy's, Inc.	1,777	39,183
MSC Industrial Direct Co., Inc., Class A	293	24,641
Ollie's Bargain Outlet Holdings, Inc.†	399	43,734
Penske Automotive Group, Inc.	117	18,520
QXO, Inc.†	3,998	77,121
Restaurant Brands International, Inc.	774	52,810
RH†	79	14,153
Ross Stores, Inc.	5,101	918,894
Ulta Beauty, Inc.†	222	134,312
Wendy's Co.	646	5,381
Williams-Sonoma, Inc.	657	117,334
Yum! Brands, Inc.	1,204	182,141
		5,311,984
Savings & Loans — 0.0%
TFS Financial Corp.	366	4,897
Semiconductors — 1.6%
Allegro MicroSystems, Inc.†	795	20,972
Amkor Technology, Inc.	760	30,005
Cirrus Logic, Inc.†	338	40,053
GlobalFoundries, Inc.†	680	23,746
IPG Photonics Corp.†	155	11,098
Lattice Semiconductor Corp.†	133	9,786
MACOM Technology Solutions Holdings, Inc.†	311	53,268
Microchip Technology, Inc.	3,446	219,579
MKS, Inc.	4,961	792,768
NXP Semiconductors NV	1,894	411,112
ON Semiconductor Corp.†	2,679	145,068
Onto Innovation, Inc.†	253	39,938
Qorvo, Inc.†	549	46,396
Rambus, Inc.†	3,226	296,437
Skyworks Solutions, Inc.	4,307	273,107
Teradyne, Inc.	3,173	614,166
Wolfspeed, Inc.†	3,939	68,578
		3,096,077
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	254	86,378
Software — 3.2%
Akamai Technologies, Inc.†	940	82,015
BILL Holdings, Inc.†	528	28,797
Broadridge Financial Solutions, Inc.	67	14,952
Bullish†	183	6,930
CCC Intelligent Solutions Holdings, Inc.†	57,247	455,114
Clearwater Analytics Holdings, Inc., Class A†	27,500	663,300
Concentrix Corp.	274	11,393
Dayforce, Inc.†	922	63,765
DocuSign, Inc.†	6,956	475,790
DoubleVerify Holdings, Inc.†	466	5,331
Dropbox, Inc., Class A†	893	24,825

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Electronic Arts, Inc.	1,643	$ 335,714
Fair Isaac Corp.†	27	45,647
Fidelity National Information Services, Inc.	10,878	722,952
Gitlab, Inc., Class A†	7,579	284,440
Global-e Online, Ltd.†	13,200	518,892
Jack Henry & Associates, Inc.	476	86,860
MongoDB, Inc.†	465	195,156
MSCI, Inc.	243	139,416
nCino, Inc.†	579	14,846
Nutanix, Inc., Class A†	1,264	65,336
Paychex, Inc.	1,442	161,764
Paycom Software, Inc.	152	24,223
Pegasystems, Inc.	3,759	224,487
PTC, Inc.†	692	120,553
SentinelOne, Inc., Class A†	582	8,730
SS&C Technologies Holdings, Inc.	7,842	685,548
Take-Two Interactive Software, Inc.†	785	200,984
Teradata Corp.†	462	14,063
Twilio, Inc., Class A†	762	108,387
Tyler Technologies, Inc.†	46	20,882
UiPath, Inc., Class A†	2,684	43,991
Unity Software, Inc.†	1,958	86,485
Veeva Systems, Inc., Class A†	198	44,200
Zoom Communications, Inc.†	1,729	149,195
ZoomInfo Technologies, Inc.†	1,874	19,059
		6,154,022
Telecommunications — 1.5%
AST SpaceMobile, Inc.†	93	6,755
Ciena Corp.†	919	214,927
Corning, Inc.	25,115	2,199,069
Frontier Communications Parent, Inc.†	1,613	61,407
GCI Liberty, Inc., Class A†	12	442
GCI Liberty, Inc., Class C†	176	6,549
Iridium Communications, Inc.	519	9,020
Millicom International Cellular SA	688	38,143
Viasat, Inc.†	7,200	248,112
		2,784,424
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	855	70,110
Mattel, Inc.†	16,998	337,240
		407,350
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	765	122,981
CSX Corp.	10,400	377,000
Expeditors International of Washington, Inc.	896	133,513
FedEx Corp.	1,309	378,118
GXO Logistics, Inc.†	733	38,585
JB Hunt Transport Services, Inc.	2,400	466,416
Kirby Corp.†	363	39,995
Knight-Swift Transportation Holdings, Inc.	1,026	53,639
Landstar System, Inc.	231	33,195
Old Dominion Freight Line, Inc.	1,145	179,536
Ryder System, Inc.	261	49,953
Saia, Inc.†	2,286	746,425
Schneider National, Inc., Class B	370	9,816
XPO, Inc.†	597	81,138
		2,710,310
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	1,267	$ 165,344
Essential Utilities, Inc.	1,843	70,697
		236,041
Total Common Stocks (cost $157,113,539)		187,284,943
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co. (cost $287,150)	5,743	396,611
CORPORATE BONDS & NOTES — 0.0%
Semiconductors — 0.0%
Wolfspeed, Inc.
12.00%, 06/15/2031†(1) (cost $86,196)	$ 47,601	38,081
CONVERTIBLE BONDS & NOTES — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
2.50%, 06/15/2031†	37,000	54,806
2.50%, 06/15/2031*†	47,000	69,619
Total Convertible Bonds & Notes (cost $68,756)		124,425
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(2) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $157,555,641)		187,844,060
SHORT-TERM INVESTMENTS — 0.8%
Sovereign — 0.3%
Federal Home Loan Bank Disc. Notes
3.50%, 01/02/2026	663,000	662,871
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(3)	905,321	905,321
T. Rowe Price Government Reserve Fund 3.77%(3)	831	831
		906,152
Total Short-Term Investments (cost $1,569,087)		1,569,023
TEST 1
TOTAL INVESTMENTS (cost $159,124,728)	99.8%	189,413,083
Other assets less liabilities	0.2	307,502
NET ASSETS	100.0%	$189,720,585
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Mid Cap Value Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $69,619 representing 0.0% of net assets.
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of December 31, 2025.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
BNP Paribas	Pay	Western Union Co.	98	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	$ 940	$ (27)	$(27)
Insurance
Goldman Sachs and Co. LLC	Pay	Lincoln National Corp.	1,152	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	52,070	(772)	(772)
								$(799)	$(799)
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
19	Long	Micro E-mini Russell 2000 Index	March 2026	$240,877	$237,310	$(3,567)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$1,468,204	$569,206	$—	$2,037,410
Other Industries	185,247,533	—	—	185,247,533
Convertible Preferred Stocks	396,611	—	—	396,611
Corporate Bonds & Notes	—	38,081	—	38,081
Convertible Bonds & Notes	—	124,425	—	124,425
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
Sovereign	—	662,871	—	662,871
Other Short-Term Investments	906,152	—	—	906,152
Total Investments at Value	$188,018,500	$1,394,583	$0	$189,413,083
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$799	$—	$799
Futures Contracts	3,567	—	—	3,567
Total Other Financial Instruments	$3,567	$799	$—	$4,366
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Advertising — 0.0%
Stagwell, Inc.†	8,015	$ 39,193
TechTarget, Inc.†	2,664	14,386
		53,579
Aerospace/Defense — 2.0%
AAR Corp.†	1,125	93,139
AeroVironment, Inc.†	481	116,349
Archer Aviation, Inc., Class A†	2,789	20,973
Beta Technologies, Inc.†	2,218	62,570
Firefly Aerospace, Inc.†	2,945	65,880
Hexcel Corp.	10,731	793,021
Joby Aviation, Inc.†	5,918	78,117
Kratos Defense & Security Solutions, Inc.†	1,324	100,505
Mercury Systems, Inc.†	1,536	112,143
Moog, Inc., Class A	4,596	1,119,356
National Presto Industries, Inc.	151	16,121
Red Cat Holdings, Inc.†	1,527	12,109
StandardAero, Inc.†	1,347	38,632
		2,628,915
Agriculture — 0.3%
Andersons, Inc.	3,200	170,144
Dole PLC	3,911	58,626
Fresh Del Monte Produce, Inc.	1,387	49,419
Turning Point Brands, Inc.	346	37,506
Universal Corp.	729	38,455
Vital Farms, Inc.†	2,415	77,135
		431,285
Airlines — 0.2%
Allegiant Travel Co.†	399	34,023
JetBlue Airways Corp.†	8,417	38,297
SkyWest, Inc.†	2,000	200,820
Sun Country Airlines Holdings, Inc.†	1,558	22,420
		295,560
Apparel — 0.6%
Capri Holdings, Ltd.†	5,518	134,639
Carter's, Inc.	1,067	34,603
Kontoor Brands, Inc.	1,497	91,452
Oxford Industries, Inc.	8,871	303,388
Steven Madden, Ltd.	2,107	87,735
Under Armour, Inc., Class A†	5,513	27,400
Under Armour, Inc., Class C†	3,456	16,589
Wolverine World Wide, Inc.	6,373	115,670
		811,476
Auto Manufacturers — 0.0%
Blue Bird Corp.†	1,140	53,580
Auto Parts & Equipment — 0.7%
Adient PLC†	7,182	137,679
American Axle & Manufacturing Holdings, Inc.†	3,424	21,948
Dana, Inc.	6,119	145,387
Dorman Products, Inc.†	814	100,277
Fox Factory Holding Corp.†	1,205	20,618
Garrett Motion, Inc.	9,757	170,064
Gentherm, Inc.†	904	32,878
Motorcar Parts of America, Inc.†	3,347	41,302
Phinia, Inc.	2,385	149,516
Standard Motor Products, Inc.	625	23,031
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Titan International, Inc.†	5,618	$ 43,989
XPEL, Inc.†	746	37,233
		923,922
Banks — 9.1%
Amerant Bancorp, Inc.	600	11,706
Ameris Bancorp	4,102	304,656
Associated Banc-Corp.	685	17,646
Atlantic Union Bankshares Corp.	4,597	162,274
BancFirst Corp.	599	63,506
Bancorp, Inc.†	1,285	86,763
Bank of Hawaii Corp.	1,150	78,625
Bank of N.T. Butterfield & Son, Ltd.	5,240	261,057
BankUnited, Inc.	3,074	137,008
Banner Corp.	995	62,347
BayCom Corp.	139	4,087
Bridgewater Bancshares, Inc.†	1,474	25,839
Burke & Herbert Financial Services Corp.	171	10,655
Business First Bancshares, Inc.	1,689	44,150
Byline Bancorp, Inc.	3,895	113,539
Capital City Bank Group, Inc.	205	8,727
Cathay General Bancorp	1,986	96,103
Central Pacific Financial Corp.	1,334	41,567
ChoiceOne Financial Services, Inc.	359	10,598
City Holding Co.	423	50,422
CNB Financial Corp.	2,085	54,564
Community Financial System, Inc.	1,536	88,228
Community Trust Bancorp, Inc.	659	37,234
ConnectOne Bancorp, Inc.	3,615	94,785
Customers Bancorp, Inc.†	3,969	290,213
CVB Financial Corp.	3,736	69,490
Dime Community Bancshares, Inc.	1,631	49,077
Eagle Bancorp, Inc.	793	16,986
Eastern Bankshares, Inc.	10,105	186,235
Enterprise Financial Services Corp.	2,123	114,642
Equity Bancshares, Inc., Class A	2,311	103,186
FB Financial Corp.	9,187	512,635
Financial Institutions, Inc.	2,395	74,652
First Bancorp	15,555	790,038
First BanCorp.	42,505	881,129
First Commonwealth Financial Corp.	3,050	51,423
First Financial Bancorp	3,550	88,821
First Financial Corp.	1,585	95,766
First Hawaiian, Inc.	3,598	91,029
First Interstate BancSystem, Inc., Class A	2,947	101,966
First Merchants Corp.	2,001	74,997
First Mid Bancshares, Inc.	1,285	50,115
Five Star Bancorp	475	16,996
Fulton Financial Corp.	6,892	133,222
Hancock Whitney Corp.	1,020	64,954
Hanmi Financial Corp.	3,497	94,524
HBT Financial, Inc.	156	4,033
Heritage Commerce Corp.	7,337	88,117
Heritage Financial Corp.	979	23,153
Hilltop Holdings, Inc.	3,900	132,366
Hope Bancorp, Inc.	3,712	40,684
Horizon Bancorp, Inc.	6,029	102,252
Independent Bank Corp.	1,601	117,001
Lakeland Financial Corp.	739	42,167
Mercantile Bank Corp.	1,513	72,775
Metropolitan Bank Holding Corp.	1,088	83,080
Mid Penn Bancorp, Inc.	283	8,779
MidWestOne Financial Group, Inc.	822	31,647

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	1,651	$ 62,755
NBT Bancorp, Inc.	1,518	63,027
Nicolet Bankshares, Inc.	355	43,062
Northrim BanCorp, Inc.	1,070	28,473
OFG Bancorp	3,126	128,103
Old National Bancorp	6,810	151,931
Old Second Bancorp, Inc.	4,070	79,365
Origin Bancorp, Inc.	457	17,188
Park National Corp.	416	63,307
Pathward Financial, Inc.	2,962	210,302
Pinnacle Financial Partners, Inc.†	123	11,735
QCR Holdings, Inc.	9,449	787,102
Renasant Corp.	2,763	97,313
S&T Bancorp, Inc.	1,130	44,465
Seacoast Banking Corp. of Florida	24,410	766,962
ServisFirst Bancshares, Inc.	1,461	104,885
Simmons First National Corp., Class A	8,735	164,655
SmartFinancial, Inc.	232	8,582
South Plains Financial, Inc.	3,839	148,953
Southside Bancshares, Inc.	1,587	48,229
SouthState Bank Corp.	5,740	540,191
Stellar Bancorp, Inc.	1,338	41,398
Texas Capital Bancshares, Inc.†	202	18,289
Tompkins Financial Corp.	377	27,340
Towne Bank	1,801	60,099
TriCo Bancshares	11,081	524,907
Triumph Financial, Inc.†	662	41,461
TrustCo Bank Corp.	531	21,946
Trustmark Corp.	1,734	67,539
UMB Financial Corp.	749	86,165
United Bankshares, Inc.	597	22,925
United Community Banks, Inc.	16,955	529,335
Unity Bancorp, Inc.	486	25,136
Univest Financial Corp.	970	31,758
Walker & Dunlop, Inc.	2,001	120,360
WesBanco, Inc.	955	31,744
Westamerica BanCorp	732	35,012
Wintrust Financial Corp.	549	76,761
		11,896,996
Beverages — 0.1%
National Beverage Corp.†	680	21,685
Vita Coco Co., Inc.†	1,001	53,063
		74,748
Biotechnology — 4.9%
ACADIA Pharmaceuticals, Inc.†	6,816	182,055
ADMA Biologics, Inc.†	6,949	126,750
Alumis Inc†	2,098	20,476
Amicus Therapeutics, Inc.†	9,619	136,975
ANI Pharmaceuticals, Inc.†	1,812	143,039
Apogee Therapeutics, Inc.†	557	42,042
Arcus Biosciences, Inc.†	2,415	57,549
ArriVent Biopharma, Inc.†	998	20,080
Arrowhead Pharmaceuticals, Inc.†	6,351	421,643
ARS Pharmaceuticals, Inc.†	7,185	83,705
Atea Pharmaceuticals, Inc.†	19,168	68,430
Axsome Therapeutics, Inc.†	371	67,759
Beam Therapeutics, Inc.†	1,623	44,990
BioCryst Pharmaceuticals, Inc.†	7,106	55,427
Biohaven, Ltd.†	8,088	91,313
Bridgebio Pharma, Inc.†	3,181	243,315
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Capricor Therapeutics, Inc.†	3,107	$ 89,668
Celcuity, Inc.†	559	55,755
Celldex Therapeutics, Inc.†	905	24,580
Certara, Inc.†	3,474	30,606
CG oncology, Inc.†	1,352	56,135
Cogent Biosciences, Inc.†	2,641	93,808
Crinetics Pharmaceuticals, Inc.†	2,618	121,868
CRISPR Therapeutics AG†	1,531	80,286
Cullinan Therapeutics, Inc.†	2,253	23,319
Cytek Biosciences, Inc.†	3,204	16,180
Cytokinetics, Inc.†	1,855	117,867
Dynavax Technologies Corp.†	12,431	191,189
Edgewise Therapeutics, Inc.†	1,478	36,677
Evolus, Inc.†	35,431	235,616
Gossamer Bio, Inc.†	6,217	19,273
Halozyme Therapeutics, Inc.†	1,102	74,165
Ideaya Biosciences, Inc.†	1,316	45,494
Innoviva, Inc.†	2,074	41,459
Intellia Therapeutics, Inc.†	1,611	14,483
Iovance Biotherapeutics, Inc.†	9,980	27,245
Janux Therapeutics, Inc.†	2,423	33,437
Krystal Biotech, Inc.†	1,233	303,984
Kymera Therapeutics, Inc.†	1,521	118,349
Ligand Pharmaceuticals, Inc.†	577	109,093
Liquidia Corp.†	1,765	60,875
Mind Medicine MindMed, Inc.†	1,830	24,504
Myriad Genetics, Inc.†	2,679	16,476
NeoGenomics, Inc.†	50,402	592,727
Nuvalent, Inc., Class A†	896	90,129
Phathom Pharmaceuticals, Inc.†	1,445	23,973
Prothena Corp. PLC†	2,654	25,346
PTC Therapeutics, Inc.†	3,311	251,504
Recursion Pharmaceuticals, Inc., Class A†	16,039	65,599
REGENXBIO, Inc.†	1,685	24,264
Replimune Group, Inc.†	9,404	91,407
Sarepta Therapeutics, Inc.†	3,059	65,830
Scholar Rock Holding Corp.†	1,221	53,785
Soleno Therapeutics, Inc.†	1,361	63,014
Stoke Therapeutics, Inc.†	1,660	52,688
Syndax Pharmaceuticals, Inc.†	1,437	30,191
Terns Pharmaceuticals, Inc.†	3,822	154,409
TG Therapeutics, Inc.†	3,954	117,869
Theravance Biopharma, Inc.†	1,735	32,462
Travere Therapeutics, Inc.†	3,159	120,705
Tyra Biosciences, Inc.†	1,057	27,788
Veracyte, Inc.†	6,587	277,313
Vericel Corp.†	2,744	98,811
Vir Biotechnology, Inc.†	2,832	17,077
Viridian Therapeutics, Inc.†	2,019	62,831
Wave Life Sciences, Ltd.†	2,303	39,151
Xencor, Inc.†	5,035	77,086
Zevra Therapeutics, Inc. †	7,263	65,076
		6,388,974
Building Materials — 2.3%
NWPX Infrastructure, Inc. †	343	21,434
American Woodmark Corp.†	425	22,907
Apogee Enterprises, Inc.	1,105	40,233
Armstrong World Industries, Inc.	1,259	240,595
Boise Cascade Co.	1,616	118,938
Gibraltar Industries, Inc.†	861	42,568
Griffon Corp.	3,755	276,556
Hayward Holdings, Inc.†	43,914	678,471

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Masterbrand, Inc.†	7,057	$ 77,909
Modine Manufacturing Co.†	5,149	687,443
Mohawk Industries, Inc.†	1,516	165,699
Simpson Manufacturing Co., Inc.	3,248	524,455
UFP Industries, Inc.	1,140	103,797
		3,001,005
Chemicals — 3.0%
Balchem Corp.	6,277	962,641
Celanese Corp.	3,194	135,042
Chemours Co.	6,586	77,649
Eastman Chemical Co.	3,330	212,554
Ecovyst, Inc.†	669	6,509
Element Solutions, Inc.	29,105	727,334
FMC Corp.	3,612	50,098
H.B. Fuller Co.	3,961	235,521
Hawkins, Inc.	3,143	446,495
Ingevity Corp.†	1,050	62,139
Innospec, Inc.	1,542	118,025
Koppers Holdings, Inc.	586	15,869
Mativ Holdings, Inc.(1)	3,681	44,724
Minerals Technologies, Inc.	900	54,855
Orion SA	3,565	18,823
Perimeter Solutions, Inc.†	7,334	201,905
Quaker Chemical Corp.	915	125,639
Rogers Corp.†	501	45,876
Sensient Technologies Corp.	2,140	201,053
Solstice Advanced Materials, Inc.†	4,634	225,120
Stepan Co.	626	29,647
		3,997,518
Coal — 0.6%
Alpha Metallurgical Resources, Inc.†	566	113,132
Core Natural Resources, Inc.	1,759	155,689
Peabody Energy Corp.	6,785	201,515
SunCoke Energy, Inc.	2,437	17,546
Warrior Met Coal, Inc.	2,664	234,885
		722,767
Commercial Services — 3.5%
ABM Industries, Inc.	6,082	257,269
Adtalem Global Education, Inc.†	2,278	235,705
Alarm.com Holdings, Inc.†	1,460	74,489
American Public Education, Inc.†	1,160	43,848
AMN Healthcare Services, Inc.†	1,136	17,903
API Group Corp.†	7,309	279,642
Arlo Technologies, Inc.†	10,089	141,145
Brink's Co.	768	89,649
Cimpress PLC†	313	20,843
CoreCivic, Inc.†	3,054	58,362
Deluxe Corp.	1,340	29,922
EVERTEC, Inc.	4,555	132,505
GEO Group, Inc.†	3,973	64,045
Healthcare Services Group, Inc.†	2,057	39,330
Herc Holdings, Inc.	462	68,552
Hertz Global Holdings, Inc.†	3,572	18,360
Insperity, Inc.	1,046	40,501
John Wiley & Sons, Inc., Class A	2,624	80,373
Kelly Services, Inc., Class A	3,068	26,998
Korn Ferry	1,542	101,803
Laureate Education, Inc.†	2,661	89,596
Legalzoom.com, Inc.†	3,839	38,121
ManpowerGroup, Inc.	1,343	39,927
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
MarketAxess Holdings, Inc.	1,022	$ 185,238
Marqeta, Inc., Class A†	17,771	84,412
Matthews International Corp., Class A	905	23,639
Mister Car Wash, Inc.†	2,843	15,807
Monro, Inc.	887	17,775
Payoneer Global, Inc.†	8,342	46,882
Perdoceo Education Corp.	1,764	51,738
PROG Holdings, Inc.	2,328	68,653
Progyny, Inc.†	7,142	183,407
Robert Half, Inc.	2,895	78,628
Sezzle, Inc.†	1,099	69,759
Strategic Education, Inc.	679	54,456
Stride, Inc.†	1,262	81,942
TriNet Group, Inc.	455	26,904
UL Solutions, Inc.	7,005	552,414
Upbound Group, Inc.	1,508	26,480
Verra Mobility Corp.†	27,864	624,432
Vestis Corp.	3,261	21,751
WillScot Holdings Corp.	19,585	368,786
		4,571,991
Computers — 2.2%
Amentum Holdings, Inc.†	4,458	129,282
ASGN, Inc.†	9,882	476,016
Corsair Gaming, Inc.†	1,298	7,710
Diebold Nixdorf, Inc.†	1,060	71,963
D-Wave Quantum, Inc.†	6,629	173,348
DXC Technology Co.†	5,084	74,481
ExlService Holdings, Inc.†	1,248	52,965
Grid Dynamics Holdings, Inc.†	1,913	17,274
Insight Enterprises, Inc.†	1,072	87,336
KBR, Inc.	1,310	52,662
Lumentum Holdings, Inc.†	1,622	597,853
NCR Atleos Corp.†	2,161	82,356
NCR Voyix Corp.†	4,001	40,810
NetScout Systems, Inc.†	2,018	54,607
Pitney Bowes, Inc.	3,764	39,786
Qualys, Inc.†	667	88,644
Rigetti Computing, Inc.†	6,593	146,035
Tenable Holdings, Inc.†	2,342	55,107
Unisys Corp.†	14,151	39,057
V2X, Inc.†	9,438	514,843
Whitefiber, Inc.†	1,827	28,867
		2,831,002
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	2,844	216,258
Edgewell Personal Care Co.	1,366	23,290
Interparfums, Inc.	542	45,978
Oddity Tech, Ltd., Class A†	1,697	68,185
Perrigo Co. PLC	4,018	55,931
Prestige Consumer Healthcare, Inc.†	1,404	86,613
		496,255
Distribution/Wholesale — 0.8%
G-III Apparel Group, Ltd.	1,085	31,422
Hudson Technologies, Inc.†	371	2,541
LKQ Corp.	7,473	225,685
OPENLANE, Inc.†	3,090	92,020
Resideo Technologies, Inc.†	7,638	268,247
Rush Enterprises, Inc., Class A	4,420	238,415

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
ScanSource, Inc.†	1,766	$ 68,980
WESCO International, Inc.	468	114,491
		1,041,801
Diversified Financial Services — 3.7%
Acadian Asset Management, Inc.	1,196	56,212
Air Lease Corp.	3,054	196,158
Artisan Partners Asset Management, Inc., Class A	2,062	84,006
BGC Group, Inc., Class A	22,763	203,274
Bread Financial Holdings, Inc.	990	73,290
Burford Capital, Ltd.	6,083	54,260
Cohen & Steers, Inc.	798	50,098
Enact Holdings, Inc.	2,346	92,995
Encore Capital Group, Inc.†	651	35,382
Enova International, Inc.†	2,502	393,314
EZCORP, Inc., Class A†	1,657	32,179
Houlihan Lokey, Inc.	3,283	571,866
LendingClub Corp.†	1,656	31,365
LendingTree, Inc.†	169	8,972
Marex Group PLC	2,027	77,756
Moelis & Co., Class A	2,523	173,431
Navient Corp.	2,013	26,169
Nelnet, Inc., Class A	173	23,002
NerdWallet, Inc., Class A†	753	10,203
PennyMac Financial Services, Inc.	985	129,862
Perella Weinberg Partners	29,084	503,153
Piper Sandler Cos.	970	329,519
PJT Partners, Inc., Class A	3,309	553,265
PRA Group, Inc.†	1,149	20,326
Radian Group, Inc.	6,711	241,529
StepStone Group, Inc., Class A	2,379	152,660
StoneX Group, Inc.†	3,139	298,613
Upstart Holdings, Inc.†	1,489	65,114
Victory Capital Holdings, Inc., Class A	2,076	130,975
Virtu Financial, Inc., Class A	2,336	77,836
Virtus Investment Partners, Inc.	491	80,107
WisdomTree, Inc.	5,244	63,924
World Acceptance Corp.†	82	11,512
		4,852,327
Electric — 1.4%
Avista Corp.	2,666	102,748
Black Hills Corp.	2,138	148,420
Clearway Energy, Inc., Class A	1,642	51,592
Clearway Energy, Inc., Class C	4,074	135,501
Genie Energy, Ltd., Class B	891	12,278
Hawaiian Electric Industries, Inc.†	5,040	61,992
IDACORP, Inc.	5,520	698,611
MGE Energy, Inc.	1,068	83,753
Oklo, Inc.†	678	48,653
Otter Tail Corp.	2,776	224,328
Portland General Electric Co.	2,421	116,184
Unitil Corp.	3,137	151,956
		1,836,016
Electrical Components & Equipment — 1.0%
AZZ, Inc.	879	94,211
Energizer Holdings, Inc.	1,755	34,907
EnerSys	1,930	283,228
Insteel Industries, Inc.	563	17,830
nLight, Inc.†	2,377	89,161
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Novanta, Inc.†	5,893	$ 701,208
Powell Industries, Inc.	273	87,027
		1,307,572
Electronics — 3.2%
Advanced Energy Industries, Inc.	1,096	229,469
Atkore, Inc.	1,285	81,276
Atmus Filtration Technologies, Inc.	1,780	92,400
Badger Meter, Inc.	860	149,993
Benchmark Electronics, Inc.	1,047	44,770
Brady Corp., Class A	1,282	100,470
CTS Corp.	848	36,354
ESCO Technologies, Inc.	3,781	738,769
Itron, Inc.†	1,332	123,689
Knowles Corp.†	6,819	146,131
Kopin Corp.†	6,459	15,114
Mirion Technologies, Inc.†	38,526	902,279
NVE Corp.	284	16,850
OSI Systems, Inc.†	465	118,603
Plexus Corp.†	1,837	270,039
Ralliant Corp.	3,270	166,476
Sanmina Corp.†	2,905	435,953
TTM Technologies, Inc.†	4,593	316,917
Turtle Beach Corp.†	1,828	25,647
Vicor Corp.†	661	72,446
Vishay Intertechnology, Inc.	9,110	132,004
		4,215,649
Energy-Alternate Sources — 0.4%
Nextpower, Inc., Class A†	1,168	101,744
Enphase Energy, Inc.†	3,805	121,950
Fluence Energy, Inc.†	1,729	34,200
REX American Resources Corp.†	828	26,761
SolarEdge Technologies, Inc.†	1,745	50,343
Sunrun, Inc.†	9,387	172,721
		507,719
Engineering & Construction — 2.4%
Arcosa, Inc.	2,906	308,966
Dycom Industries, Inc.†	1,044	352,768
Everus Construction Group, Inc.†	1,483	126,885
Fluor Corp.†	3,297	130,660
Frontdoor, Inc.†	2,105	121,437
Granite Construction, Inc.	1,768	203,939
IES Holdings, Inc.†	229	89,086
MYR Group, Inc.†	1,763	385,216
Orion Group Holdings, Inc.†	3,283	32,633
Primoris Services Corp.	8,399	1,042,652
Sterling Infrastructure, Inc.†	740	226,610
Tutor Perini Corp.	1,464	98,117
Uniti Group, Inc.†	5,148	36,087
		3,155,056
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A†	10,182	15,884
Caesars Entertainment, Inc.†	5,959	139,381
Churchill Downs, Inc.	5,984	680,859
Cinemark Holdings, Inc.	3,027	70,347
Golden Entertainment, Inc.	582	15,825
IMAX Corp.†	601	22,213
Madison Square Garden Sports Corp.†	522	135,015
Marriott Vacations Worldwide Corp.	1,382	79,728
Monarch Casino & Resort, Inc.	1,111	106,323
Penn Entertainment, Inc.†	3,730	55,017

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Pursuit Attractions & Hospitality, Inc.†	629	$ 21,185
Red Rock Resorts, Inc., Class A	1,404	86,978
Six Flags Entertainment Corp.†	2,996	45,959
Super Group SGHC, Ltd.	8,132	97,177
United Parks & Resorts, Inc.†	2,757	100,079
		1,671,970
Environmental Control — 0.2%
Casella Waste Systems, Inc., Class A†	1,825	178,740
Enviri Corp.†	2,327	41,700
Tetra Tech, Inc.	3,175	106,490
		326,930
Food — 1.0%
Cal-Maine Foods, Inc.	2,101	167,177
Chefs' Warehouse, Inc.†	12,719	792,775
Grocery Outlet Holding Corp.†	2,812	28,401
J&J Snack Foods Corp.	451	40,757
John B. Sanfilippo & Son, Inc.	263	18,568
Mama's Creations, Inc.†	3,966	53,501
Simply Good Foods Co.†	2,649	53,192
SunOpta, Inc.†	11,098	42,172
Tootsie Roll Industries, Inc.	576	21,099
TreeHouse Foods, Inc.†	1,290	30,431
United Natural Foods, Inc.†	3,641	122,593
		1,370,666
Forest Products & Paper — 0.0%
Sylvamo Corp.	963	46,368
Gas — 0.9%
Chesapeake Utilities Corp.	4,761	593,982
MDU Resources Group, Inc.	5,942	115,988
New Jersey Resources Corp.	2,787	128,536
Northwest Natural Holding Co.	1,193	55,761
ONE Gas, Inc.	1,810	139,823
Southwest Gas Holdings, Inc.	1,957	156,599
		1,190,689
Hand/Machine Tools — 0.6%
Enerpac Tool Group Corp.	1,547	59,157
Franklin Electric Co., Inc.	1,120	106,994
Kennametal, Inc.	4,124	117,163
MSA Safety, Inc.	3,380	541,273
		824,587
Healthcare-Products — 5.2%
10X Genomics, Inc., Class A†	6,308	102,883
Adaptive Biotechnologies Corp.†	3,019	49,029
Artivion, Inc.†	1,223	55,781
AtriCure, Inc.†	2,579	102,025
Avanos Medical, Inc.†	2,519	28,288
Axogen, Inc.†	3,282	107,420
Azenta, Inc.†	13,940	463,644
Beta Bionics, Inc.†	1,547	47,137
Billiontoone, Inc.†	1,622	132,744
BioLife Solutions, Inc.†	1,151	27,831
Butterfly Network, Inc.†	12,713	48,309
Castle Biosciences, Inc.†	12,205	474,775
Ceribell, Inc.†	4,988	109,387
CONMED Corp.	889	36,093
Embecta Corp.	3,314	39,370
Enovis Corp.†	1,679	44,729
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Glaukos Corp.†	2,866	$ 323,600
GRAIL, Inc.†	542	46,390
Guardant Health, Inc.†	2,076	212,043
Haemonetics Corp.†	1,432	114,775
ICU Medical, Inc.†	8,809	1,256,780
Inogen, Inc.†	5,377	36,133
Inspire Medical Systems, Inc.†	772	71,202
Integer Holdings Corp.†	1,026	80,469
Integra LifeSciences Holdings Corp.†	5,041	62,609
iRhythm Technologies, Inc.†	2,629	466,490
Kestra Medical Technologies, Ltd.†	16,933	449,063
Lantheus Holdings, Inc.†	982	65,352
LeMaitre Vascular, Inc.	606	49,147
Merit Medical Systems, Inc.†	1,729	152,394
Neogen Corp.†	6,305	44,072
Novocure, Ltd.†	3,252	42,048
OmniAb, Inc.†	2,115	3,913
Omnicell, Inc.†	1,310	59,343
Outset Medical, Inc.†	1,934	7,175
Pulmonx Corp.†	7,710	17,039
QuidelOrtho Corp.†	2,004	57,234
Repligen Corp.†	4,475	733,273
SI-BONE, Inc.†	1,669	32,913
STAAR Surgical Co.†	1,480	34,173
Tandem Diabetes Care, Inc.†	4,425	97,262
Teleflex, Inc.	1,291	157,554
TransMedics Group, Inc.†	1,761	214,226
Twist Bioscience Corp.†	279	8,850
UFP Technologies, Inc.†	225	49,957
		6,814,924
Healthcare-Services — 1.6%
Acadia Healthcare Co., Inc.†	2,713	38,498
Addus HomeCare Corp.†	717	76,999
Astrana Health, Inc.†	1,285	31,881
BrightSpring Health Services, Inc.†	4,838	181,183
Concentra Group Holdings Parent, Inc.	6,349	124,948
CorVel Corp.†	912	61,715
Ensign Group, Inc.	1,011	176,116
Fortrea Holdings, Inc.†	2,677	46,178
GeneDx Holdings Corp.†	213	27,703
National HealthCare Corp.	656	89,931
Oncology Institute, Inc.†	6,757	24,055
Option Care Health, Inc.†	3,298	105,074
Oscar Health, Inc., Class A†	4,370	62,797
Pediatrix Medical Group, Inc. †	4,096	87,613
Privia Health Group, Inc.†	3,369	79,879
RadNet, Inc.†	2,022	144,270
Select Medical Holdings Corp.	3,234	48,025
Surgery Partners, Inc.†	627	9,687
U.S. Physical Therapy, Inc.	9,509	742,558
		2,159,110
Home Builders — 2.1%
Beazer Homes USA, Inc.†	797	16,155
Cavco Industries, Inc.†	1,719	1,015,482
Century Communities, Inc.	1,243	73,772
Champion Homes, Inc.†	3,053	257,979
Dream Finders Homes, Inc., Class A†	827	14,142
Green Brick Partners, Inc.†	2,129	133,403
Installed Building Products, Inc.	1,142	296,223
KB Home	1,232	69,497
LCI Industries	856	103,867

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
LGI Homes, Inc.†	593	$ 25,475
M/I Homes, Inc.†	1,592	203,697
Meritage Homes Corp.	2,825	185,885
Taylor Morrison Home Corp.†	2,470	145,409
Tri Pointe Homes, Inc.†	6,536	205,688
Winnebago Industries, Inc.	821	33,267
		2,779,941
Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	657	15,006
Leggett & Platt, Inc.	3,905	42,955
MillerKnoll, Inc.	5,133	93,831
Sonos, Inc.†	25,060	440,053
Xperi, Inc.†	11,210	65,691
		657,536
Household Products/Wares — 0.1%
Quanex Building Products Corp.	1,320	20,302
Reynolds Consumer Products, Inc.	1,584	36,305
WD-40 Co.	396	77,972
		134,579
Housewares — 0.1%
Central Garden & Pet Co.†	229	7,362
Central Garden & Pet Co., Class A†	2,333	68,100
Newell Brands, Inc.	12,194	45,362
		120,824
Insurance — 2.4%
AMERISAFE, Inc.	541	20,780
Assured Guaranty, Ltd.	1,265	113,685
Axis Capital Holdings, Ltd.	4,570	489,401
Bowhead Specialty Holdings, Inc.†	9,895	282,403
CNO Financial Group, Inc.	2,541	107,916
Employers Holdings, Inc.	656	28,319
Essent Group, Ltd.	1,674	108,827
Fidelis Insurance Holdings, Ltd.	3,500	68,495
Genworth Financial, Inc.,†	11,661	105,299
Goosehead Insurance, Inc., Class A	726	53,470
Hamilton Insurance Group, Ltd., Class B†	942	26,282
HCI Group, Inc.	311	59,616
Heritage Insurance Holdings, Inc.†	395	11,558
Horace Mann Educators Corp.	1,830	84,509
Jackson Financial, Inc., Class A	1,664	177,466
Lincoln National Corp.	2,601	115,822
Mercury General Corp.	1,145	107,699
NMI Holdings, Inc.†	4,509	183,922
Palomar Holdings, Inc.†	1,185	159,691
ProAssurance Corp.†	1,498	36,192
Reinsurance Group of America, Inc.	2,248	457,378
RLI Corp.	582	37,236
Safety Insurance Group, Inc.	1,049	81,728
Selective Insurance Group, Inc.	491	41,082
SiriusPoint, Ltd.†	2,613	57,199
Skyward Specialty Insurance Group, Inc.†	272	13,902
Stewart Information Services Corp.	1,236	86,841
Trupanion, Inc.†	995	37,183
United Fire Group, Inc.	631	22,937
Universal Insurance Holdings, Inc.	341	11,526
		3,188,364
Internet — 1.1%
Angi, Inc.†	1,046	13,525
Security Description	Shares or Principal Amount	Value

Internet (continued)
Cargurus, Inc.†	5,798	$ 222,353
Cars.com, Inc.†	2,566	31,305
Cogent Communications Holdings, Inc.	1,378	29,710
ePlus, Inc.	768	67,354
Etsy, Inc.†	2,870	159,113
HealthStream, Inc.	4,009	92,488
IAC, Inc.†	1,904	74,446
Liquidity Services, Inc.†	697	21,126
Magnite, Inc.†	5,073	82,335
Nextdoor Holdings, Inc.†	3,808	7,997
Q2 Holdings, Inc.†	1,822	131,475
QuinStreet, Inc.†	3,043	43,728
RealReal, Inc.†	3,541	55,877
Shutterstock, Inc.	735	14,038
Sprinklr, Inc., Class A†	3,548	27,603
TripAdvisor, Inc.†	3,425	49,868
Upwork, Inc.†	3,815	75,613
Yelp, Inc.†	5,220	158,636
Ziff Davis, Inc.†	1,153	40,528
		1,399,118
Investment Companies — 0.8%
Bit Digital, Inc.†	37,743	71,334
Bitdeer Technologies Group†	13,990	156,828
Cipher Mining, Inc.†	7,623	112,516
Cleanspark, Inc.†	17,030	172,344
HA Sustainable Infrastructure Capital, Inc.	6,070	190,780
Hut 8 Corp.†	2,019	92,753
MARA Holdings, Inc.†	18,632	167,315
Riot Platforms, Inc.†	5,208	65,985
Terawulf, Inc.†	5,829	66,975
		1,096,830
Iron/Steel — 0.2%
Commercial Metals Co.	2,986	206,691
Leisure Time — 1.1%
Acushnet Holdings Corp.	807	64,415
Malibu Boats, Inc., Class A†	9,645	272,085
OneSpaWorld Holdings, Ltd.	4,118	85,407
Patrick Industries, Inc.	7,097	769,528
Peloton Interactive, Inc., Class A†	10,550	64,988
Polaris, Inc.	1,674	105,880
Sabre Corp.†	11,994	16,312
Topgolf Callaway Brands Corp.†	10,961	127,915
		1,506,530
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	1,617	72,361
Machinery-Construction & Mining — 0.3%
Astec Industries, Inc.	666	28,851
Bloom Energy Corp., Class A†	2,557	222,178
NuScale Power Corp.†	868	12,300
Terex Corp.	2,077	110,870
		374,199
Machinery-Diversified — 2.1%
Alamo Group, Inc.	311	52,208
Albany International Corp., Class A	836	42,385
Applied Industrial Technologies, Inc.	754	193,605
Cactus, Inc., Class A	10,062	459,632
CSW Industrials, Inc.	485	142,362
DXP Enterprises, Inc.†	618	67,850
Esab Corp.	4,022	449,338

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Gates Industrial Corp. PLC†	7,531	$ 161,690
Ichor Holdings, Ltd.†	974	17,951
Kadant, Inc.	347	98,902
Kornit Digital, Ltd.†	24,118	346,817
Lindsay Corp.	310	36,540
Mueller Water Products, Inc., Class A	4,577	109,024
Tennant Co.	528	38,914
Thermon Group Holdings, Inc.†	2,059	76,512
Watts Water Technologies, Inc., Class A	838	231,305
Zurn Elkay Water Solutions Corp.	4,331	201,348
		2,726,383
Media — 0.1%
AMC Networks, Inc., Class A†	458	4,360
Cable One, Inc.	133	15,009
Gray Media, Inc.	1,647	7,971
Scholastic Corp.	2,097	62,134
TEGNA, Inc.	4,711	91,441
Thryv Holdings, Inc.†	2,358	14,266
		195,181
Metal Fabricate/Hardware — 0.7%
Helios Technologies, Inc.	9,588	512,862
Metallus, Inc.†	1,038	17,812
Mueller Industries, Inc.	1,474	169,215
Olympic Steel, Inc.	327	13,991
Proto Labs, Inc.†	677	34,249
Standex International Corp.	354	76,917
Worthington Enterprises, Inc.	1,342	69,207
Worthington Steel, Inc.	967	33,478
		927,731
Mining — 0.9%
Centrus Energy Corp., Class A†	224	54,378
Century Aluminum Co.†	2,368	92,778
Coeur Mining, Inc.†	15,801	281,732
Constellium SE†	11,193	210,988
Energy Fuels, Inc.†	4,920	71,537
Hecla Mining Co.	8,255	158,413
Ivanhoe Electric, Inc.†	1,437	22,963
Kaiser Aluminum Corp.	466	53,525
Perpetua Resources Corp.†	1,091	26,413
SSR Mining, Inc.†	3,881	85,072
Uranium Energy Corp.†	6,303	73,619
		1,131,418
Miscellaneous Manufacturing — 1.9%
Avient Corp.	1,543	48,203
Enpro, Inc.	3,507	750,954
Fabrinet†	655	298,208
Federal Signal Corp.	1,767	191,879
Hillenbrand, Inc.	2,058	65,280
JBT Marel Corp.	1,511	227,662
Materion Corp.	6,338	787,940
Park Aerospace Corp.	773	16,496
Sight Sciences, Inc.†	650	5,154
Trinity Industries, Inc.	2,358	62,346
		2,454,122
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	946	42,192
Security Description	Shares or Principal Amount	Value

Office Furnishings — 0.4%
HNI Corp.	2,007	$ 84,374
Interface, Inc.	14,121	394,259
		478,633
Oil & Gas — 2.0%
California Resources Corp.	3,144	140,568
Chord Energy Corp.	346	32,074
CNX Resources Corp.†	3,023	111,156
Comstock Resources, Inc.†	2,326	53,917
Crescent Energy Co., Class A	7,035	59,024
CVR Energy, Inc.†	1,828	46,504
Delek US Holdings, Inc.	1,378	40,872
Gulfport Energy Corp.†	2,359	490,648
Helmerich & Payne, Inc.	2,877	82,512
Magnolia Oil & Gas Corp., Class A	7,664	167,765
Murphy Oil Corp.	1,741	54,406
Noble Corp. PLC†	5,041	142,358
Northern Oil & Gas, Inc.	2,837	60,910
Ovintiv, Inc.	995	38,994
Par Pacific Holdings, Inc.†	5,608	197,065
Patterson-UTI Energy, Inc.	15,659	95,677
PBF Energy, Inc., Class A	1,245	33,764
Permian Resources Corp.	32,427	454,951
SM Energy Co.	3,365	62,926
Talos Energy, Inc.†	3,673	40,476
Transocean, Ltd.†	31,858	131,574
Valaris, Ltd.†	495	24,948
Weatherford International PLC	627	49,069
		2,612,158
Oil & Gas Services — 1.2%
Archrock, Inc.	5,130	133,483
Atlas Energy Solutions, Inc.	2,174	20,479
Bristow Group, Inc.†	1,307	47,862
Core Laboratories, Inc.	1,367	21,913
DNOW, Inc.†	16,731	221,686
Flowco Holdings, Inc., Class A	16,698	312,920
Forum Energy Technologies, Inc.†	2,179	80,514
Helix Energy Solutions Group, Inc.†	4,032	25,281
Innovex International, Inc.†	1,136	24,844
Kodiak Gas Services, Inc.	2,427	90,770
Liberty Energy, Inc.	9,673	178,564
Matrix Service Co.†	2,656	31,075
National Energy Services Reunited Corp.†	3,665	57,394
Oceaneering International, Inc.†	5,809	139,590
Oil States International, Inc.†	9,396	63,611
ProPetro Holding Corp.†	2,934	27,902
Ranger Energy Services, Inc., Class A	3,268	45,687
RPC, Inc.	2,518	13,698
Tidewater, Inc.†	2,082	105,162
		1,642,435
Packaging & Containers — 0.2%
Greif, Inc., Class A	744	50,369
O-I Glass, Inc.†	6,635	97,933
Sealed Air Corp.	4,271	176,947
		325,249
Pharmaceuticals — 1.6%
AdaptHealth Corp.†	3,109	30,966
Alkermes PLC†	7,234	202,407
Amneal Pharmaceuticals, Inc.†	7,062	88,981
Amphastar Pharmaceuticals, Inc.†	1,050	28,119
BellRing Brands, Inc.†	607	16,225

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Catalyst Pharmaceuticals, Inc.†	7,131	$ 166,438
Collegium Pharmaceutical, Inc.†	913	42,272
Corcept Therapeutics, Inc.†	4,155	144,594
Harmony Biosciences Holdings, Inc.†	1,156	43,257
Indivior PLC†	5,646	202,578
Madrigal Pharmaceuticals, Inc.†	398	231,771
Mirum Pharmaceuticals, Inc.†	1,175	92,813
Nature's Sunshine Products, Inc.†	1,302	28,097
Ocular Therapeutix, Inc.†	7,369	89,460
Organon & Co.	7,651	54,858
ORIC Pharmaceuticals, Inc.†	2,194	17,947
Pacira BioSciences, Inc.†	1,256	32,505
Phibro Animal Health Corp., Class A	4,174	155,941
Protagonist Therapeutics, Inc.†	1,708	149,177
Rhythm Pharmaceuticals, Inc.†	821	87,880
Supernus Pharmaceuticals, Inc.†	2,558	127,133
Vaxcyte, Inc.†	2,202	101,600
		2,135,019
Pipelines — 0.1%
Excelerate Energy, Inc., Class A	1,869	52,425
Kinetik Holdings, Inc.	1,280	46,144
New Fortress Energy, Inc.†	4,077	4,648
		103,217
Private Equity — 0.2%
P10, Inc., Class A	21,550	211,405
Real Estate — 0.8%
Cushman & Wakefield, Ltd.†	838	13,567
eXp World Holdings, Inc.	2,809	25,422
Kennedy-Wilson Holdings, Inc.	3,479	33,642
Marcus & Millichap, Inc.	722	19,703
McGrath RentCorp	7,399	776,377
Newmark Group, Inc., Class A	6,106	105,878
RE/MAX Holdings, Inc., Class A†	616	4,675
Real Brokerage, Inc.†	8,421	30,737
St. Joe Co.	1,164	69,107
		1,079,108
REITS — 5.5%
Acadia Realty Trust	3,843	78,935
Adamas Trust, Inc.	6,230	45,479
Alexander & Baldwin, Inc.	10,508	216,885
American Assets Trust, Inc.	2,135	40,416
American Healthcare REIT, Inc.	340	16,000
Apollo Commercial Real Estate Finance, Inc.	3,746	36,261
Apple Hospitality REIT, Inc.	6,467	76,634
Arbor Realty Trust, Inc.	5,636	43,735
Armada Hoffler Properties, Inc.	2,434	16,113
ARMOUR Residential REIT, Inc.	3,250	57,493
Blackstone Mtg. Trust, Inc., Class A	4,603	88,055
Brandywine Realty Trust	5,114	14,933
BrightSpire Capital, Inc.	7,079	39,642
Broadstone Net Lease, Inc.	10,458	181,655
CareTrust REIT, Inc.	10,212	369,266
Centerspace	738	49,239
Chatham Lodging Trust	6,810	46,376
Community Healthcare Trust, Inc.	569	9,343
COPT Defense Properties	5,554	154,401
Curbline Properties Corp.	6,091	141,372
DiamondRock Hospitality Co.	12,678	113,595
Douglas Emmett, Inc.	32,387	355,933
Security Description	Shares or Principal Amount	Value

REITS (continued)
Easterly Government Properties, Inc.	1,273	$ 26,975
Ellington Financial, Inc.	6,291	85,432
Elme Communities	2,610	45,414
Essential Properties Realty Trust, Inc.	10,730	318,252
Four Corners Property Trust, Inc.	4,521	104,254
Franklin BSP Realty Trust, Inc.	2,406	24,132
Getty Realty Corp.	3,107	85,039
Global Net Lease, Inc.	5,826	50,104
Highwoods Properties, Inc.	3,158	81,540
Independence Realty Trust, Inc.	3,337	58,331
Innovative Industrial Properties, Inc.	813	38,504
InvenTrust Properties Corp.	2,811	79,298
JBG SMITH Properties	1,718	29,223
Kite Realty Group Trust	2,639	63,257
KKR Real Estate Finance Trust, Inc.	1,662	13,662
Ladder Capital Corp.	16,551	181,896
LTC Properties, Inc.	2,080	71,510
LXP Industrial Trust	3,236	160,441
Macerich Co.	9,992	184,452
Medical Properties Trust, Inc.	14,473	72,365
Millrose Properties, Inc.	4,459	133,190
National Health Investors, Inc.	162	12,372
NETSTREIT Corp.	1,382	24,379
NexPoint Residential Trust, Inc.	658	19,806
Outfront Media, Inc.	4,260	102,666
Pebblebrook Hotel Trust	3,317	37,548
PennyMac Mtg. Investment Trust	2,586	32,454
Phillips Edison & Co., Inc.	7,560	268,909
Piedmont Office Realty Trust, Inc.	9,034	75,344
Postal Realty Trust, Inc., Class A	1,597	25,776
PotlatchDeltic Corp.	1,215	48,333
Redwood Trust, Inc.	3,755	20,765
Ryman Hospitality Properties, Inc.	3,651	345,458
Sabra Health Care REIT, Inc.	4,608	87,276
Safehold, Inc.	1,351	18,495
Saul Centers, Inc.	359	11,319
SL Green Realty Corp.	2,982	136,784
Smartstop Self Storage REIT, Inc.	15,262	472,206
Summit Hotel Properties, Inc.	3,104	15,117
Sunstone Hotel Investors, Inc.	5,587	49,948
Tanger, Inc.	6,307	210,465
Terreno Realty Corp.	13,796	809,963
TPG RE Finance Trust, Inc.	2,716	23,385
Two Harbors Investment Corp.	3,076	32,298
UMH Properties, Inc.	680	10,819
Universal Health Realty Income Trust	373	14,625
Urban Edge Properties	3,684	70,696
Veris Residential, Inc.	3,156	46,961
Whitestone REIT	1,363	18,932
Xenia Hotels & Resorts, Inc.	9,839	139,123
		7,281,254
Retail — 3.3%
Abercrombie & Fitch Co., Class A†	459	57,774
Academy Sports & Outdoors, Inc.	1,947	97,272
Advance Auto Parts, Inc.	1,762	69,247
American Eagle Outfitters, Inc.	8,997	237,251
Asbury Automotive Group, Inc.†	818	190,210
Biglari Holdings, Inc., Class B†	149	49,532
BJ's Restaurants, Inc.†	617	24,310
Black Rock Coffee Bar, Inc.†	848	18,868
Bloomin' Brands, Inc.	2,319	14,308
BlueLinx Holdings, Inc.†	259	15,910

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Boot Barn Holdings, Inc.†	1,306	$ 230,470
Brinker International, Inc.†	1,726	247,715
Buckle, Inc.	2,247	120,035
CarMax, Inc.†	4,287	165,650
Cheesecake Factory, Inc.	1,327	66,987
Clean Energy Fuels Corp.†	19,857	41,700
Cracker Barrel Old Country Store, Inc.	642	16,307
Dave & Buster's Entertainment, Inc.†	779	12,628
EVgo, Inc.†	5,293	15,403
FirstCash Holdings, Inc.	894	142,486
Freshpet, Inc.†	1,414	86,155
Group 1 Automotive, Inc.	1,588	624,560
Guess?, Inc.	869	14,556
Jack in the Box, Inc.	4,451	84,346
Kohl's Corp.	5,546	113,194
Kura Sushi USA, Inc., Class A†	1,525	79,803
La-Z-Boy, Inc.	1,193	44,463
MarineMax, Inc.†	562	13,617
National Vision Holdings, Inc.†	2,300	59,386
Papa John's International, Inc.	951	36,604
PC Connection, Inc.	331	19,119
PriceSmart, Inc.	741	90,898
Sally Beauty Holdings, Inc.†	2,891	41,226
Shake Shack, Inc., Class A†	2,959	240,182
Signet Jewelers, Ltd.	3,725	308,728
Sonic Automotive, Inc., Class A	795	49,179
Urban Outfitters, Inc.†	3,513	264,388
Victoria's Secret & Co.†	4,013	217,384
Warby Parker, Inc., Class A†	1,646	35,866
Wendy's Co.	4,580	38,151
		4,295,868
Savings & Loans — 0.8%
Beacon Financial Corp.	3,650	96,251
Axos Financial, Inc.†	2,841	244,781
Banc of California, Inc.	11,885	229,262
Capitol Federal Financial, Inc.	4,756	32,388
HomeTrust Bancshares, Inc.	216	9,275
Northwest Bancshares, Inc.	4,254	51,048
OceanFirst Financial Corp.	5,218	93,663
Provident Financial Services, Inc.	4,660	92,035
Southern Missouri Bancorp, Inc.	281	16,613
WaFd, Inc.	2,311	74,021
WSFS Financial Corp.	1,952	107,828
		1,047,165
Semiconductors — 3.1%
ACM Research, Inc., Class A†	2,469	97,402
Aehr Test Systems†	938	18,938
Alpha & Omega Semiconductor, Ltd.†	1,389	27,516
Ambarella, Inc.†	595	42,150
Axcelis Technologies, Inc.†	1,107	88,936
Cohu, Inc.†	1,370	31,880
Diodes, Inc.†	3,425	168,989
FormFactor, Inc.†	4,606	256,923
Impinj, Inc.†	2,311	402,137
Kulicke & Soffa Industries, Inc.	1,521	69,297
MACOM Technology Solutions Holdings, Inc.†	3,923	671,931
MaxLinear, Inc.†	3,419	59,593
Navitas Semiconductor Corp.†	1,897	13,545
Penguin Solutions, Inc.†	1,417	27,717
Photronics, Inc.†	1,717	54,944
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Power Integrations, Inc.	1,616	$ 57,433
Qorvo, Inc.†	2,445	206,627
Rambus, Inc.†	2,756	253,249
Semtech Corp.†	13,282	978,751
SiTime Corp.†	976	344,713
Ultra Clean Holdings, Inc.†	6,073	153,829
Veeco Instruments, Inc.†	1,748	49,958
		4,076,458
Software — 5.3%
Accelerant Holdings†	3,168	51,797
ACI Worldwide, Inc.†	3,010	143,908
ACV Auctions, Inc., Class A†	35,979	288,552
Adeia, Inc.	4,710	81,248
Agilysys, Inc.†	743	88,298
Appian Corp., Class A†	1,555	55,078
Asana, Inc., Class A†	3,475	47,642
BigBear.ai Holdings, Inc.†	6,063	32,740
BlackLine, Inc.†	2,528	139,773
Box, Inc., Class A†	26,169	782,715
Braze, Inc., Class A†	1,162	39,845
Bullish†	1,488	56,351
CCC Intelligent Solutions Holdings, Inc.†	52,157	414,648
Clear Secure, Inc., Class A	2,589	90,822
Clearwater Analytics Holdings, Inc., Class A†	5,372	129,573
Commvault Systems, Inc.†	4,416	553,590
Consensus Cloud Solutions, Inc.†	3,041	66,355
CSG Systems International, Inc.	793	60,815
Digi International, Inc.†	1,097	47,489
Digital Turbine, Inc.†	5,262	26,310
DigitalOcean Holdings, Inc.†	3,748	180,354
Donnelley Financial Solutions, Inc.†	2,235	104,352
DoubleVerify Holdings, Inc.†	3,945	45,131
Freshworks, Inc., Class A†	7,201	88,212
GigaCloud Technology, Inc., Class A†	1,958	76,910
Health Catalyst, Inc.†	9,522	22,758
HeartFlow, Inc.†	581	16,936
Hinge Health, Inc., Class A†	2,734	126,994
IBEX Holdings, Ltd.†	2,721	103,888
Innodata, Inc.†	1,042	53,090
IonQ, Inc.†	5,086	228,209
LiveRamp Holdings, Inc.†	32,989	968,887
McGraw Hill, Inc.†	36,129	596,128
N-able, Inc.†	2,216	16,576
ON24, Inc.†	14,524	115,611
Pagaya Technologies, Ltd., Class A†	1,119	23,387
PDF Solutions, Inc.†	928	26,476
Phreesia, Inc.†	21,809	369,008
Planet Labs PBC†	2,449	48,294
Playtika Holding Corp.	5,244	20,714
Porch Group, Inc.†	2,909	26,559
Progress Software Corp.†	1,268	54,473
PubMatic, Inc., Class A†	1,281	11,362
Schrodinger, Inc.†	1,615	28,876
SoundHound AI, Inc., Class A†	3,939	39,272
SPS Commerce, Inc.†	1,110	98,934
Teradata Corp.†	2,721	82,827
Waystar Holding Corp.†	3,338	109,320
WM Technology, Inc.†	8,157	6,730
Workiva, Inc.†	736	63,480
Zeta Global Holdings Corp., Class A†	2,571	52,320
		7,003,617

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications — 3.5%
A10 Networks, Inc.	2,958	$ 52,327
ADTRAN Holdings, Inc.†	5,284	45,918
Applied Digital Corp.†	5,471	134,149
BlackSky Technology, Inc.†	339	6,356
Calix, Inc.†	1,750	92,628
Ciena Corp.†	2,991	699,505
Clearfield, Inc.†	3,121	90,977
CommScope Holding Co., Inc.†	5,155	93,460
Credo Technology Group Holding, Ltd.†	2,615	376,272
DigitalBridge Group, Inc.	2,459	37,721
EchoStar Corp., Class A†	1,993	216,639
Extreme Networks, Inc.†	5,952	99,101
Globalstar, Inc.†	613	37,418
Gogo, Inc.†	3,424	15,956
Harmonic, Inc.†	3,210	31,747
InterDigital, Inc.	1,024	326,021
Iridium Communications, Inc.	16,500	286,770
Lumen Technologies, Inc.†	42,450	329,836
NETGEAR, Inc.†	1,682	41,259
Ooma, Inc.†	6,312	74,040
Shenandoah Telecommunications Co.	1,343	15,525
Telephone & Data Systems, Inc.	4,015	164,615
Viasat, Inc.†	5,610	193,321
Viavi Solutions, Inc.†	67,384	1,200,783
		4,662,344
Textiles — 0.1%
UniFirst Corp.	425	81,982
Transportation — 1.2%
ArcBest Corp.	666	49,410
Costamare, Inc.	5,921	93,493
CryoPort, Inc.†	3,416	32,794
Dorian LPG, Ltd.	1,094	26,628
Forward Air Corp.†	621	15,525
Heartland Express, Inc.	1,296	11,703
Hub Group, Inc., Class A	1,769	75,377
International Seaways, Inc.	1,684	81,758
Kirby Corp.†	4,667	514,210
Marten Transport, Ltd.	1,704	19,391
Matson, Inc.	910	112,430
Radiant Logistics, Inc.†	3,566	22,573
RXO, Inc.†	4,799	60,659
Safe Bulkers, Inc.	3,030	14,605
Schneider National, Inc., Class B	1,479	39,238
Scorpio Tankers, Inc.	111	5,642
Teekay Corp., Ltd.	10,133	91,501
Teekay Tankers, Ltd., Class A	2,323	124,095
Werner Enterprises, Inc.	1,758	52,758
World Kinect Corp.	3,969	92,994
		1,536,784
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.1%
GATX Corp.	519	$ 88,022
Greenbrier Cos., Inc.	1,000	46,740
		134,762
Water — 0.3%
H2O America	958	46,932
American States Water Co.	1,503	108,938
California Water Service Group	1,736	75,221
Consolidated Water Co., Ltd.	3,845	135,690
Middlesex Water Co.	543	27,378
		394,159
Total Long-Term Investment Securities (cost $109,223,211)		128,616,574
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74%(2) (cost $1,682,388)	1,682,388	1,682,389
TOTAL INVESTMENTS (cost $110,905,599)	99.1%	130,298,963
Other assets less liabilities	0.9	1,130,693
NET ASSETS	100.0%	$131,429,656
†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Mativ Holdings, Inc.		3,681	$43,123	$44,724	$12.15	0.0%
(2)	The rate shown is the 7-day yield as of December 31, 2025.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	40	3.84% (OBFR + 0.20%)	Monthly	02/11/2026	$ 800	$ (10)	$(10)

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Office/Business Equipment
Goldman Sachs and Co. LLC	Pay	Pitney Bowes, Inc.	558	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	$ 5,658	$ 240	$240
Goldman Sachs and Co. LLC	Pay	Preferred Bank	337	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	33,953	(2,130)	(2,130)
								(1,890)	(1,890)
Diversified Financial Services
BNP Paribas	Pay	Bread Financial Holdings, Inc.	343	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	25,502	(110)	(110)
BNP Paribas	Pay	Western Union Co.	9,280	4.04% (OBFR + 0.40%)	Monthly	05/24/2027	83,891	2,506	2,506
BNP Paribas	Pay	Moelis & Co., Class A	203	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	14,091	(136)	(136)
								2,260	2,260
REITS
BNP Paribas	Pay	Arbor Realty Trust, Inc.	58	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	486	(36)	(36)
HSBC Holdings	Pay	Douglas Emmett, Inc.	62	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	730	(49)	(49)
								(85)	(85)
Insurance
Bank of America Merrill Lynch	Pay	Jackson Financial, Inc.	1,984	3.84% (OBFR + 0.20%)	Monthly	02/15/2028	210,681	913	913
Goldman Sachs and Co. LLC	Pay	Lincoln National Corp.	2,335	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	105,542	(1,565)	(1,565)
HSBC Holdings	Pay	SiriusPoint, Ltd.	3,083	4.04% (OBFR + 0.40%)	Monthly	02/15/2028	66,654	832	832
								180	180
Commercial Services
JPMorgan Securities, LLC	Pay	MarketAxess Holdings, Inc.	63	3.84% (OBFR + 0.20%)	Monthly	02/11/2026	10,399	1,020	1,020
Banks
Bank of America Merrill Lynch	Pay	Bancorp, Inc	3	3.84% (OBFR + 0.20%)	Monthly	02/15/2028	206	(3)	(3)
								$1,472	$1,472
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
7	Long	E-Mini Russell 2000 Index	March 2026	$884,925	$874,300	$(10,625)
17	Long	Micro E-mini Russell 2000 Index	March 2026	217,629	212,330	(5,299)
						$(15,924)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — December 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$128,616,574	$—	$—	$128,616,574
Short-Term Investments	1,682,389	—	—	1,682,389
Total Investments at Value	$130,298,963	$—	$—	$130,298,963
Other Financial Instruments:†
Swaps	$—	$5,511	$—	$5,511
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$4,039	$—	$4,039
Futures Contracts	15,924	—	—	15,924
Total Other Financial Instruments	$15,924	$4,039	$—	$19,963
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Repurchase Agreements
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	31.45%	$690,000
SA Multi-Managed Large Cap Value Portfolio	8.43	185,000
SA Multi-Managed Mid Cap Growth Portfolio	8.43	185,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated December 31, 2025, bearing interest at a rate of 3.81% per annum, with a principal amount of $2,194,000, a repurchase price of $2,194,464, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.75%	08/15/2041	$2,440,000	$2,246,192
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	31.25%	$625,000
SA Multi-Managed Large Cap Value Portfolio	8.00	160,000
SA Multi-Managed Mid Cap Growth Portfolio	7.75	155,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated December 31, 2025, bearing interest at a rate of 3.82% per annum, with a principal amount of $2,000,000, a repurchase price of $2,000,424, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	03/31/2032	$1,987,000	$2,041,317
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	31.25%	$625,000
SA Multi-Managed Large Cap Value Portfolio	8.00	160,000
SA Multi-Managed Mid Cap Growth Portfolio	7.75	155,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

    BNP Paribas SA, dated December 31, 2025, bearing interest at a rate of 3.82% per annum, with a principal amount of $2,000,000, a repurchase price of $2,000,424, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.38%	08/15/2042	$2,371,700	$2,045,809
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	31.24%	$685,000
SA Multi-Managed Large Cap Value Portfolio	7.98	175,000
SA Multi-Managed Mid Cap Growth Portfolio	7.98	175,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated December 31, 2025, bearing interest at a rate of 3.83% per annum, with a principal amount of $2,193,000, a repurchase price of $2,193,467, and a maturity date of  January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	10/31/2031	$2,200,000	$2,255,590
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	31.24%	$685,000
SA Multi-Managed Large Cap Value Portfolio	7.98	175,000
SA Multi-Managed Mid Cap Growth Portfolio	7.98	175,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated December 31, 2025, bearing interest at a rate of 3.84% per annum, with a principal amount of $2,193,000 a repurchase price of $2,193,468, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	03/31/2029	$2,305,000	$2,237,411
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Total Return Swap Agreements: Total return swaps are equity contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

    A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an total return swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended December 31, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Total Return Swap Contracts	Contracts For Difference Swaps Contracts
SA American Century Inflation Managed	1	2	—	3	—	—	—
SA Franklin Allocation Moderately Aggressive Portfolio	1, 4	2	—	—	—	5	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	—	—
SA Multi-Managed International Equity	4	—	—	—	—	—	4
SA Multi-Managed Large Cap Growth	4	—	6	—	—	—	—
SA Multi-Managed Large Cap Value	4	2	—	—	—	—	—

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Total Return Swap Contracts	Contracts For Difference Swaps Contracts
SA Multi-Managed Mid Cap Growth	4	—	—	—	—	—	4
SA Multi-Managed Mid Cap Value	4	—	—	—	—	—	4
SA Multi-Managed Small Cap	4	—	—	—	—	—	4

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
Note 4 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and affiliated companies for the period ended December 31, 2025 are shown in the tables below.
SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$191,549	$—	$4,250,854	$1,291,617	$491,634	$(47,764)	$(39,403)	$4,963,670
SA Columbia Focused Value Portfolio, Class 1	176,329	1,743,943	8,879,148	2,920,408	983,270	(12,679)	420,977	11,224,584
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	704,412	—	18,202,054	5,085,712	2,231,624	(423,050)	522,705	21,155,797
SA Multi-Managed International Equity Portfolio, Class 1	479,082	1,600,792	25,091,165	4,753,947	2,794,555	318,065	3,166,109	30,534,731
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	3,367,361	11,167,645	4,509,889	6,023,372	(172,860)	(69,479)	9,411,823
SA Multi-Managed Large Cap Value Portfolio, Class 1	209,533	1,816,904	9,732,720	3,664,742	1,060,896	(162,369)	(677,691)	11,496,506
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	583,989	4,288,255	984,057	491,635	(228,322)	462,021	5,014,376
SA Multi-Managed Mid Cap Value Portfolio, Class 1	47,444	681,786	4,341,471	1,087,186	439,884	(73,655)	(170,857)	4,744,261
SA Multi-Managed Small Cap Portfolio, Class 1	11,425	528,423	4,577,423	995,429	1,256,500	(525,603)	623,086	4,413,835
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	2,126,581	5,864,446	2,353,166	6,141,836	(48,366)	(2,027,410)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	3,142,971	18,033,470	5,290,052	2,231,955	206,031	1,185,424	22,483,022
SA AB Small & Mid Cap Value Portfolio, Class 1	16,771	232,704	1,974,408	438,981	232,882	(112,329)	53,546	2,121,724
SA Emerging Markets Equity Index Portfolio, Class 1	83,796	—	4,079,498	462,807	465,758	151,974	981,526	5,210,047
SA Federated Hermes Corporate Bond Portfolio, Class 1	363,582	—	10,016,897	1,311,112	1,164,398	(200,902)	349,614	10,312,323
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	3,500,000	—	—	33,286	3,533,286
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	170,118	2,345,866	15,603,381	5,542,060	1,959,183	394,155	(185,478)	19,394,935
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	167,504	499,394	7,102,490	1,340,699	828,016	(201,554)	(456,481)	6,957,138
SA Fixed Income Index Portfolio, Class 1	298,335	—	9,453,404	1,372,202	1,319,651	(191,281)	254,318	9,568,992
SA Fixed Income Intermediate Index Portfolio, Class 1	87,623	—	3,103,927	403,468	388,133	(17,690)	58,331	3,159,903
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	379,046	2,916,281	17,200,547	5,912,431	1,888,912	309,724	(1,152,328)	20,381,462
SA Franklin Small Company Value Portfolio, Class 1	10,035	76,378	2,451,032	310,376	1,771,869	(122,114)	101,661	969,086
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	40,880	646,726	7,709,893	1,424,574	905,643	342,070	927,772	9,498,666
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	193,085	695,042	13,961,664	2,961,499	1,552,531	182,310	1,459,697	17,012,639
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	486,247	—	11,789,429	3,552,226	1,371,402	(344,400)	303,243	13,929,096
SA International Index Portfolio, Class 1	448,871	—	18,717,412	2,049,144	1,966,539	658,738	3,024,723	22,483,478
SA Invesco Growth Opportunities Portfolio, Class 1	—	12,355	4,444,272	443,053	2,374,243	(1,588,200)	2,093,310	3,018,192
SA Janus Focused Growth Portfolio, Class 1	—	1,684,344	6,593,077	3,107,096	938,339	(143,903)	748,033	9,365,964
SA JPMorgan Emerging Markets Portfolio, Class 1	160,775	—	5,430,615	666,124	621,012	102,149	1,437,775	7,015,651
SA JPMorgan Equity-Income Portfolio, Class 1	327,212	2,386,808	12,969,583	4,772,114	1,623,153	(248,338)	(861,335)	15,008,871
SA JPMorgan Large Cap Core Portfolio, Class 1	56,045	1,412,651	12,287,538	2,500,452	2,067,900	91,057	1,134,070	13,945,217
SA JPMorgan MFS Core Bond Portfolio, Class 1	878,688	—	21,398,951	5,496,591	2,635,858	(401,522)	524,225	24,382,387
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	381,323	4,998,163	802,447	1,017,511	(218,239)	862,478	5,427,338
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	70,114	—	937,026	654,338	103,503	6,626	(31,343)	1,463,144
SA Large Cap Growth Index Portfolio, Class 1	74,413	3,735,239	22,312,983	5,873,161	5,935,800	984,300	2,889,979	26,124,623
SA Large Cap Index Portfolio, Class 1	441,633	4,769,223	35,031,773	8,495,626	4,736,580	2,019,103	1,188,461	41,998,383
SA Large Cap Value Index Portfolio, Class 1	361,041	1,879,219	20,293,850	5,563,207	2,677,045	403,641	114,498	23,698,151
SA MFS Large Cap Growth, Class 1	—	4,072,100	15,585,658	10,994,219	9,245,285	1,176,874	1,092,332	19,603,798
SA MFS Massachusetts Investors Trust Portfolio, Class 1	57,788	2,275,241	5,929,777	2,859,434	646,887	(120,809)	(1,164,310)	6,857,205
SA Mid Cap Index Portfolio, Class 1	54,303	329,057	4,463,135	678,148	362,257	79,765	197,009	5,055,800
SA Morgan Stanley International Equities Portfolio, Class 1	266,797	1,214,636	14,345,230	2,744,805	1,552,529	444,951	256,860	16,239,317
SA PIMCO Global Bond Opportunities Portfolio, Class 1	62,759	—	1,169,167	64,238	48,865	2,662	7,514	1,194,716
SA PIMCO RAE International Value Portfolio, Class 1	246,846	272,746	5,448,936	1,991,760	700,817	34,639	1,162,061	7,936,579
SA PineBridge High-Yield Bond Portfolio, Class 1	337,312	—	5,043,383	821,605	595,137	(31,373)	111,957	5,350,435
SA Putnam International Value Portfolio, Class 1	308,539	1,207,638	9,816,836	3,945,025	1,121,907	199,679	758,858	13,598,491

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025
SA Small Cap Index Portfolio, Class 1	$29,897	$198,277	$3,105,943	$559,971	$538,834	$(119,165)	$625,743	$3,633,658
SA Wellington Capital Appreciation Portfolio, Class 1	—	57,046	9,122,634	1,907,473	1,398,845	549,344	2,592,129	12,772,735
	$8,299,829	$48,893,044	$458,321,163	$128,458,671	$80,904,385	$2,901,370	$24,889,216	$533,666,035

†	Includes reinvestment of distributions paid.
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$283,289	$—	$6,955,291	$1,314,790	$839,374	$(93,847)	$(6,594)	$7,330,266
SA Columbia Focused Value Portfolio, Class 1	45,660	451,595	2,265,835	802,402	274,966	(32,430)	143,339	2,904,180
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,185,928	—	30,091,011	7,588,694	3,868,240	(713,478)	905,148	34,003,135
SA Multi-Managed International Equity Portfolio, Class 1	113,071	377,812	5,640,499	1,397,541	636,767	88,342	716,209	7,205,824
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	966,954	2,329,604	1,477,051	1,098,912	123,002	(276,425)	2,554,320
SA Multi-Managed Large Cap Value Portfolio, Class 1	51,291	444,753	2,562,693	833,313	403,912	(59,393)	(122,607)	2,810,094
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	143,262	1,018,098	287,807	130,248	(35,070)	88,448	1,229,035
SA Multi-Managed Mid Cap Value Portfolio, Class 1	11,705	168,207	1,126,283	324,455	230,248	(30,746)	(21,176)	1,168,568
SA Multi-Managed Small Cap Portfolio, Class 1	3,323	153,700	1,234,463	337,663	314,002	(128,555)	156,275	1,285,844
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	423,382	1,219,783	428,213	1,232,741	(7,679)	(407,576)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	721,808	4,024,906	1,567,427	933,684	(145,059)	456,716	4,970,306
SA AB Small & Mid Cap Value Portfolio, Class 1	7,896	109,558	903,970	213,816	86,832	(4,404)	(25,357)	1,001,193
SA Emerging Markets Equity Index Portfolio, Class 1	10,782	—	494,187	123,205	101,304	15,889	130,688	662,665
SA Federated Hermes Corporate Bond Portfolio, Class 1	580,099	—	15,395,702	2,732,191	1,939,244	(11,659)	237,858	16,414,848
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	630,000	—	—	5,991	635,991
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	35,755	493,050	3,243,355	1,236,553	444,990	(19,765)	49,665	4,064,818
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	53,853	160,556	2,193,287	535,617	289,439	(85,329)	(124,776)	2,229,360
SA Fixed Income Index Portfolio, Class 1	469,891	—	14,269,959	2,718,346	2,026,076	(257,580)	347,223	15,051,872
SA Fixed Income Intermediate Index Portfolio, Class 1	175,427	—	5,984,263	1,010,567	752,543	(35,370)	112,798	6,319,715
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	92,384	710,776	4,270,325	1,397,393	535,463	71,628	(254,971)	4,948,912
SA Franklin Small Company Value Portfolio, Class 1	3,485	26,524	533,653	110,309	322,360	18,675	(8,871)	331,406
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	11,393	180,231	2,824,433	512,831	1,139,439	321,271	118,454	2,637,550
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	42,852	154,255	3,138,755	646,797	405,215	46,540	334,187	3,761,064
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	786,644	—	18,322,123	5,036,608	2,387,875	(529,781)	453,755	20,894,830
SA International Index Portfolio, Class 1	95,421	—	3,849,329	609,354	463,103	96,874	673,782	4,766,236
SA Invesco Growth Opportunities Portfolio, Class 1	—	1,886	888,532	138,372	640,473	(214,111)	283,762	456,082
SA Janus Focused Growth Portfolio, Class 1	—	525,102	1,930,772	1,150,262	457,792	(12,152)	152,689	2,763,779
SA JPMorgan Emerging Markets Portfolio, Class 1	25,137	—	805,794	185,741	144,720	(20,431)	261,202	1,087,586
SA JPMorgan Equity-Income Portfolio, Class 1	86,939	634,167	3,978,564	1,186,858	1,169,687	(240,742)	(27,601)	3,727,392
SA JPMorgan Large Cap Core Portfolio, Class 1	11,696	294,799	2,961,669	675,884	1,032,855	(81,574)	413,845	2,936,969
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,452,203	—	34,084,778	8,600,315	4,355,165	(532,080)	699,100	38,496,948
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	88,753	1,598,481	249,358	844,720	(176,577)	431,180	1,257,722
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	117,454	—	1,740,439	958,360	217,080	13,849	(53,986)	2,441,582
SA Large Cap Growth Index Portfolio, Class 1	19,262	966,890	5,693,444	1,821,292	1,722,543	280,116	705,967	6,778,276
SA Large Cap Index Portfolio, Class 1	115,317	1,245,321	9,285,732	2,709,712	1,965,646	689,841	206,000	10,925,639
SA Large Cap Value Index Portfolio, Class 1	107,220	558,083	6,228,842	1,500,443	902,543	90,416	98,950	7,016,108
SA MFS Large Cap Growth, Class 1	—	1,033,779	3,946,624	2,380,860	1,555,117	385,557	30,239	5,188,163
SA MFS Massachusetts Investors Trust Portfolio, Class 1	20,729	816,145	2,133,422	1,142,023	374,968	(63,627)	(387,340)	2,449,510
SA Mid Cap Index Portfolio, Class 1	16,676	101,048	1,425,638	246,207	215,776	71,341	22,925	1,550,335
SA Morgan Stanley International Equities Portfolio, Class 1	59,244	269,718	3,083,259	730,472	361,799	24,148	122,368	3,598,448
SA PIMCO Global Bond Opportunities Portfolio, Class 1	34,463	—	637,104	38,006	25,617	1,292	4,082	654,867
SA PIMCO RAE International Value Portfolio, Class 1	81,315	89,846	1,776,898	639,822	184,494	27,598	358,600	2,618,424
SA PineBridge High-Yield Bond Portfolio, Class 1	518,536	—	7,467,636	1,578,522	955,150	(36,464)	151,276	8,205,820
SA Putnam International Value Portfolio, Class 1	79,948	312,919	2,645,247	889,816	246,910	69,922	168,161	3,526,236
SA Small Cap Index Portfolio, Class 1	7,239	48,007	677,887	165,654	91,360	8,510	116,219	876,910
SA Wellington Capital Appreciation Portfolio, Class 1	—	15,096	2,324,619	654,498	515,681	209,012	583,683	3,256,131

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025
	$6,813,527	$12,687,982	$229,207,188	$61,515,420	$38,837,073	$(914,080)	$8,023,504	$258,994,959

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$250,073	$—	$5,639,683	$1,666,563	$713,311	$(110,921)	$10,572	$6,492,586
SA Columbia Focused Value Portfolio, Class 1	79,884	790,081	3,703,556	1,694,845	486,348	10,692	171,394	5,094,139
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,041,479	—	25,794,068	7,404,698	3,229,000	(380,326)	547,000	30,136,440
SA Multi-Managed International Equity Portfolio, Class 1	165,973	554,576	8,157,724	2,261,967	1,005,119	146,092	1,039,643	10,600,307
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,268,491	4,351,028	2,064,837	2,783,773	(71,759)	(151,502)	3,408,831
SA Multi-Managed Large Cap Value Portfolio, Class 1	85,226	739,010	4,032,351	1,449,116	486,348	(51,571)	(259,529)	4,684,019
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	203,492	1,420,416	432,614	178,328	(46,388)	122,692	1,751,006
SA Multi-Managed Mid Cap Value Portfolio, Class 1	20,590	295,881	1,789,523	587,252	210,751	5,096	(108,543)	2,062,577
SA Multi-Managed Small Cap Portfolio, Class 1	5,969	276,093	2,006,150	625,151	387,023	(141,749)	209,667	2,312,196
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	730,463	2,096,601	730,468	2,111,038	(11,734)	(704,297)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,359,542	7,146,279	3,103,051	1,346,642	130,654	471,035	9,504,377
SA AB Small & Mid Cap Value Portfolio, Class 1	11,431	158,615	1,282,833	336,681	129,693	(6,639)	(35,075)	1,448,107
SA Emerging Markets Equity Index Portfolio, Class 1	18,970	—	836,951	248,093	178,328	59,283	199,261	1,165,260
SA Federated Hermes Corporate Bond Portfolio, Class 1	520,943	—	13,568,369	2,603,876	1,621,161	(265,827)	468,638	14,753,895
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	750,000	—	—	7,133	757,133
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	57,289	789,994	5,008,695	2,152,007	686,330	74,823	(34,832)	6,514,363
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	76,138	226,998	3,034,846	803,040	389,079	(105,886)	(189,213)	3,153,708
SA Fixed Income Index Portfolio, Class 1	419,691	—	12,425,424	2,731,746	1,799,488	(64,423)	144,877	13,438,136
SA Fixed Income Intermediate Index Portfolio, Class 1	133,872	—	4,474,689	842,069	551,195	(26,962)	85,562	4,824,163
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	156,947	1,207,510	7,014,726	2,568,411	859,215	184,762	(497,544)	8,411,140
SA Franklin Small Company Value Portfolio, Class 1	3,347	25,477	746,845	151,598	585,555	28,644	(25,682)	315,850
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	20,281	320,847	3,603,391	945,179	470,137	204,963	417,236	4,700,632
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	78,900	284,016	5,526,380	1,408,577	697,099	81,800	609,652	6,929,310
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	670,994	—	15,287,083	4,933,001	1,994,027	(451,796)	387,789	18,162,050
SA International Index Portfolio, Class 1	173,142	—	6,708,608	1,301,291	745,734	151,371	1,245,238	8,660,774
SA Invesco Growth Opportunities Portfolio, Class 1	—	4,644	1,609,079	280,843	944,958	(438,381)	626,276	1,132,859
SA Janus Focused Growth Portfolio, Class 1	—	845,182	2,992,055	1,876,324	761,659	(68,848)	356,160	4,394,032
SA JPMorgan Emerging Markets Portfolio, Class 1	49,043	—	1,549,366	340,654	226,962	62,779	404,417	2,130,254
SA JPMorgan Equity-Income Portfolio, Class 1	148,913	1,086,224	6,357,022	2,109,968	1,430,887	(53,197)	(418,707)	6,564,199
SA JPMorgan Large Cap Core Portfolio, Class 1	21,359	538,355	5,265,210	1,288,740	1,767,405	159,945	420,988	5,367,478
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,270,851	—	28,288,946	9,174,310	3,643,841	(396,798)	542,688	33,965,305
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	169,322	2,343,309	460,933	726,962	(258,682)	587,598	2,406,196
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	130,943	—	1,589,984	1,380,895	194,539	12,140	(59,596)	2,728,884
SA Large Cap Growth Index Portfolio, Class 1	29,684	1,490,042	8,545,389	3,277,779	2,584,812	571,993	1,049,173	10,859,522
SA Large Cap Index Portfolio, Class 1	170,231	1,838,336	13,252,534	4,174,816	2,586,007	1,037,935	259,237	16,138,515
SA Large Cap Value Index Portfolio, Class 1	143,162	745,157	8,724,418	2,138,078	1,772,696	184,487	94,360	9,368,647
SA MFS Large Cap Growth, Class 1	—	1,627,504	6,006,049	4,584,244	3,220,571	647,622	159,308	8,176,652
SA MFS Massachusetts Investors Trust Portfolio, Class 1	32,963	1,297,816	3,204,004	1,809,853	372,867	(85,919)	(651,022)	3,904,049
SA Mid Cap Index Portfolio, Class 1	26,454	160,299	2,088,499	415,875	178,328	44,555	88,580	2,459,181
SA Morgan Stanley International Equities Portfolio, Class 1	94,957	432,308	4,845,089	1,256,292	567,406	31,771	201,552	5,767,298
SA PIMCO Global Bond Opportunities Portfolio, Class 1	40,159	—	743,517	46,773	33,303	1,575	4,723	763,285
SA PIMCO RAE International Value Portfolio, Class 1	118,737	131,195	2,677,319	894,209	317,960	16,643	544,032	3,814,243
SA PineBridge High-Yield Bond Portfolio, Class 1	451,168	—	6,357,020	1,492,635	810,580	(33,215)	133,856	7,139,716
SA Putnam International Value Portfolio, Class 1	139,766	547,050	4,495,558	1,697,727	447,653	127,038	287,289	6,159,959
SA Small Cap Index Portfolio, Class 1	9,506	63,044	1,105,643	274,238	376,971	(15,196)	163,185	1,150,899
SA Wellington Capital Appreciation Portfolio, Class 1	—	25,084	3,884,852	1,002,034	825,140	337,659	1,017,425	5,416,830
	$6,869,035	$20,232,648	$261,581,081	$83,773,351	$47,436,229	$1,228,105	$9,942,694	$309,089,002

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2025 — (unaudited) — (continued)

SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$348,224	$—	$7,725,266	$2,384,280	$965,368	$(94,392)	$(56,477)	$8,993,309
SA Columbia Focused Value Portfolio, Class 1	149,579	1,479,383	7,431,378	2,573,601	880,188	4,601	365,658	9,495,050
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,378,872	—	33,653,529	10,751,217	4,381,101	(516,038)	741,439	40,249,046
SA Multi-Managed International Equity Portfolio, Class 1	386,277	1,290,694	19,480,938	4,656,166	2,356,633	137,988	2,631,120	24,549,579
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	2,471,714	7,690,951	3,809,160	3,756,674	(253,254)	(168,150)	7,322,033
SA Multi-Managed Large Cap Value Portfolio, Class 1	182,792	1,585,023	8,833,149	2,834,343	993,761	(354,114)	(321,268)	9,998,349
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	452,836	3,221,133	879,448	397,504	(115,481)	289,031	3,876,627
SA Multi-Managed Mid Cap Value Portfolio, Class 1	41,274	593,128	3,649,500	1,121,957	454,290	(5,129)	(201,530)	4,110,508
SA Multi-Managed Small Cap Portfolio, Class 1	8,791	406,582	3,192,923	867,492	765,998	(289,821)	381,130	3,385,726
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	1,511,578	4,342,247	1,512,819	4,373,387	(27,212)	(1,454,467)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	2,814,561	14,781,646	6,101,454	2,077,239	363,222	851,028	20,020,111
SA AB Small & Mid Cap Value Portfolio, Class 1	20,002	277,535	2,276,341	571,788	255,539	(99,278)	28,056	2,521,368
SA Emerging Markets Equity Index Portfolio, Class 1	59,606	—	2,784,344	486,218	397,504	63,215	739,945	3,676,218
SA Federated Hermes Corporate Bond Portfolio, Class 1	691,116	—	18,378,738	3,037,478	2,186,274	(344,280)	614,500	19,500,162
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	1,400,000	—	—	13,314	1,413,314
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	134,967	1,861,147	12,366,258	4,422,722	1,644,601	365,572	(219,523)	15,290,428
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	153,077	456,382	6,243,709	1,462,682	795,009	(176,661)	(421,061)	6,313,660
SA Fixed Income Index Portfolio, Class 1	566,256	—	17,192,790	3,217,340	2,470,206	(75,704)	183,780	18,048,000
SA Fixed Income Intermediate Index Portfolio, Class 1	178,890	—	6,111,528	971,168	738,223	(36,502)	115,494	6,423,465
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	300,714	2,313,619	13,760,984	4,556,723	1,646,805	484,379	(1,088,672)	16,066,609
SA Franklin Small Company Value Portfolio, Class 1	20,052	152,619	2,264,271	472,430	874,033	(148,595)	221,626	1,935,699
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	36,540	578,064	6,641,150	1,528,771	851,795	316,911	806,847	8,441,884
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	155,234	558,793	11,076,419	2,526,693	1,362,872	153,392	1,199,919	13,593,551
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	890,369	—	20,825,854	6,435,231	2,697,352	(539,584)	456,765	24,480,914
SA International Index Portfolio, Class 1	367,441	—	14,837,947	2,195,775	1,703,590	605,083	2,370,811	18,306,026
SA Invesco Growth Opportunities Portfolio, Class 1	—	9,627	3,233,967	485,602	1,764,528	(946,238)	1,328,411	2,337,214
SA Janus Focused Growth Portfolio, Class 1	—	1,442,933	5,544,626	2,810,852	885,067	(135,511)	632,706	7,967,606
SA JPMorgan Emerging Markets Portfolio, Class 1	128,580	—	4,195,863	677,080	511,077	82,763	1,138,436	5,583,065
SA JPMorgan Equity-Income Portfolio, Class 1	287,727	2,098,792	12,911,635	3,818,715	2,734,480	212,598	(1,088,572)	13,119,896
SA JPMorgan Large Cap Core Portfolio, Class 1	48,114	1,212,724	10,178,934	2,540,671	2,092,513	415,760	627,561	11,670,413
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,781,780	—	42,038,562	9,874,090	4,995,830	(461,808)	653,007	47,108,021
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	332,033	4,367,437	789,118	1,025,898	(416,897)	994,906	4,708,666
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	148,515	—	2,355,912	1,053,237	283,933	17,917	(67,309)	3,075,824
SA Large Cap Growth Index Portfolio, Class 1	63,851	3,205,060	18,886,935	5,706,690	6,086,454	1,160,892	2,153,381	21,821,444
SA Large Cap Index Portfolio, Class 1	360,938	3,897,792	27,866,214	8,037,287	4,420,756	2,148,526	487,000	34,118,271
SA Large Cap Value Index Portfolio, Class 1	307,902	1,602,628	17,150,642	4,525,002	2,072,704	316,118	170,182	20,089,240
SA MFS Large Cap Growth, Class 1	—	3,189,125	12,060,049	8,876,074	6,898,985	1,322,582	394,612	15,754,332
SA MFS Massachusetts Investors Trust Portfolio, Class 1	58,813	2,315,618	5,821,073	3,136,238	709,828	(156,048)	(1,155,194)	6,936,241
SA Mid Cap Index Portfolio, Class 1	46,222	280,087	3,704,793	661,502	312,325	78,435	155,073	4,287,478
SA Morgan Stanley International Equities Portfolio, Class 1	216,395	985,172	11,259,812	2,603,291	1,306,086	144,533	398,189	13,099,739
SA PIMCO Global Bond Opportunities Portfolio, Class 1	69,060	—	1,275,579	71,186	49,603	2,309	8,347	1,307,818
SA PIMCO RAE International Value Portfolio, Class 1	230,262	254,422	5,218,300	1,731,218	676,121	38,962	1,054,186	7,366,545
SA PineBridge High-Yield Bond Portfolio, Class 1	603,426	—	8,689,315	1,791,843	1,107,334	1,474	135,788	9,511,086
SA Putnam International Value Portfolio, Class 1	281,575	1,102,099	9,500,696	2,954,459	931,660	264,908	588,558	12,376,961
SA Small Cap Index Portfolio, Class 1	25,397	168,429	2,375,691	556,184	300,786	(607)	439,236	3,069,718
SA Wellington Capital Appreciation Portfolio, Class 1	—	48,334	7,723,385	1,690,503	1,140,606	432,471	2,195,390	10,901,143
	$10,728,630	$40,948,533	$465,122,413	$135,167,798	$79,332,520	$3,941,457	$19,323,209	$544,222,357

†	Includes reinvestment of distributions paid.
    Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.